UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04550
NEW YORK LIFE INVESTMENTS FUNDS
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Candriam Emerging Markets Debt Fund
Class A/MGHAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$121	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was determined primarily by relative duration positioning, country selection and security selection. Idiosyncratic stories dominated, with the distressed rally having largely played out. In terms of country selection, the Fund’s most important active positions included overweight positions in Barbados and Ivory Coast, both of which added to relative returns; underweight exposure in Bolivia, which was also additive; and underweight positions in Asia, Gulf countries and Lebanon, which detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Security selection in Venezuela	Overweight exposure to PDVSA bonds relative to no position in the sovereign issuer	Contributed
Investments in euro- denominated issues	Yield advantage from select euro-denominated, currency-hedged issues	Contributed
Duration positioning	Duration hedging concentrated in 10-year U.S. Treasury securities, which underperformed shorter maturities	Detracted
Underweight in Lebanon	A laggard in the 2023-2024 distressed rally that saw limited recovery based on rumors of an IMF agreement	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	6.26%	1.82%	3.52%
Class A Shares - Excluding sales charges		11.27%	2.76%	4.00%
JPMorgan EMBI Global Diversified Index[1]		12.76%	2.71%	4.13%
Morningstar Emerging Markets Bond Category Average[2]		11.65%	3.32%	4.12%
1.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$138,683,848%
Total number of portfolio holdings	148%
Total advisory fees paid	$691,247%
Portfolio turnover rate	104%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments
Top Countries
Mexico	7.1%
Colombia	6.9%
Brazil	6.2%
Hungary	5.0%
Dominican Republic	4.7%
Argentina	4.4%
Romania	4.4%
Saudi Arabia	3.8%
Turkey	3.6%
Panama	3.6%
Other	50.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013921
PROD020-25
MSCEMD11A-12/25
NYLI Candriam Emerging Markets Debt Fund

NYLI Candriam Emerging Markets Debt Fund
Class C/MHYCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$236	2.25%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was determined primarily by relative duration positioning, country selection and security selection. Idiosyncratic stories dominated, with the distressed rally having largely played out. In terms of country selection, the Fund’s most important active positions included overweight positions in Barbados and Ivory Coast, both of which added to relative returns; underweight exposure in Bolivia, which was also additive; and underweight positions in Asia, Gulf countries and Lebanon, which detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Security selection in Venezuela	Overweight exposure to PDVSA bonds relative to no position in the sovereign issuer	Contributed
Investments in euro- denominated issues	Yield advantage from select euro-denominated, currency-hedged issues	Contributed
Duration positioning	Duration hedging concentrated in 10-year U.S. Treasury securities, which underperformed shorter maturities	Detracted
Underweight in Lebanon	A laggard in the 2023-2024 distressed rally that saw limited recovery based on rumors of an IMF agreement	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	9.21%	1.58%	2.90%
Class C Shares - Excluding sales charges		10.21%	1.58%	2.90%
JPMorgan EMBI Global Diversified Index[1]		12.76%	2.71%	4.13%
Morningstar Emerging Markets Bond Category Average[2]		11.65%	3.32%	4.12%
1.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$138,683,848%
Total number of portfolio holdings	148%
Total advisory fees paid	$691,247%
Portfolio turnover rate	104%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments
Top Countries
Mexico	7.1%
Colombia	6.9%
Brazil	6.2%
Hungary	5.0%
Dominican Republic	4.7%
Argentina	4.4%
Romania	4.4%
Saudi Arabia	3.8%
Turkey	3.6%
Panama	3.6%
Other	50.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013921
PROD020-25
MSCEMD11C-12/25
NYLI Candriam Emerging Markets Debt Fund

NYLI Candriam Emerging Markets Debt Fund
Class I/MGHIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$90	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was determined primarily by relative duration positioning, country selection and security selection. Idiosyncratic stories dominated, with the distressed rally having largely played out. In terms of country selection, the Fund’s most important active positions included overweight positions in Barbados and Ivory Coast, both of which added to relative returns; underweight exposure in Bolivia, which was also additive; and underweight positions in Asia, Gulf countries and Lebanon, which detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Security selection in Venezuela	Overweight exposure to PDVSA bonds relative to no position in the sovereign issuer	Contributed
Investments in euro- denominated issues	Yield advantage from select euro-denominated, currency-hedged issues	Contributed
Duration positioning	Duration hedging concentrated in 10-year U.S. Treasury securities, which underperformed shorter maturities	Detracted
Underweight in Lebanon	A laggard in the 2023-2024 distressed rally that saw limited recovery based on rumors of an IMF agreement	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	8/31/2007	11.58%	3.06%	4.29%
JPMorgan EMBI Global Diversified Index[1]		12.76%	2.71%	4.13%
Morningstar Emerging Markets Bond Category Average[2]		11.65%	3.32%	4.12%
1.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$138,683,848%
Total number of portfolio holdings	148%
Total advisory fees paid	$691,247%
Portfolio turnover rate	104%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments
Top Countries
Mexico	7.1%
Colombia	6.9%
Brazil	6.2%
Hungary	5.0%
Dominican Republic	4.7%
Argentina	4.4%
Romania	4.4%
Saudi Arabia	3.8%
Turkey	3.6%
Panama	3.6%
Other	50.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013921
PROD020-25
MSCEMD11I-12/25
NYLI Candriam Emerging Markets Debt Fund

NYLI Candriam Emerging Markets Debt Fund
Investor Class/MGHHX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$157	1.49%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was determined primarily by relative duration positioning, country selection and security selection. Idiosyncratic stories dominated, with the distressed rally having largely played out. In terms of country selection, the Fund’s most important active positions included overweight positions in Barbados and Ivory Coast, both of which added to relative returns; underweight exposure in Bolivia, which was also additive; and underweight positions in Asia, Gulf countries and Lebanon, which detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Security selection in Venezuela	Overweight exposure to PDVSA bonds relative to no position in the sovereign issuer	Contributed
Investments in euro- denominated issues	Yield advantage from select euro-denominated, currency-hedged issues	Contributed
Duration positioning	Duration hedging concentrated in 10-year U.S. Treasury securities, which underperformed shorter maturities	Detracted
Underweight in Lebanon	A laggard in the 2023-2024 distressed rally that saw limited recovery based on rumors of an IMF agreement	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	6.43%	1.50%	3.18%
Investor Class Shares - Excluding sales charges		10.86%	2.34%	3.66%
JPMorgan EMBI Global Diversified Index[1]		12.76%	2.71%	4.13%
Morningstar Emerging Markets Bond Category Average[2]		11.65%	3.32%	4.12%
1.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$138,683,848%
Total number of portfolio holdings	148%
Total advisory fees paid	$691,247%
Portfolio turnover rate	104%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments
Top Countries
Mexico	7.1%
Colombia	6.9%
Brazil	6.2%
Hungary	5.0%
Dominican Republic	4.7%
Argentina	4.4%
Romania	4.4%
Saudi Arabia	3.8%
Turkey	3.6%
Panama	3.6%
Other	50.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013921
PROD020-25
MSCEMD11INV-12/25
NYLI Candriam Emerging Markets Debt Fund

NYLI MacKay High Yield Corporate Bond Fund
Class A/MHCAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	1.20%	3.89%	4.72%
Class A Shares - Excluding sales charges		5.96%	4.85%	5.20%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11A-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class C/MYHCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.91%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	4.00%	3.91%	4.29%
Class C Shares - Excluding sales charges		4.99%	3.91%	4.29%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11C-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class I/MHYIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.72%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	6.43%	5.15%	5.47%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11I-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class R2/MHYRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$110	1.07%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R2 Shares	5/1/2008	6.06%	4.79%	5.12%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay High Yield Corporate Bond Fund
Class R3/MHYTX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.32%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	2/29/2016	5.81%	4.53%	5.59%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.81%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	6.67%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.55%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11R2-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class R6/MHYSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.57%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	6.61%	5.29%	5.60%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11R3-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Investor Class/MHHIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$119	1.16%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.68%	3.86%	4.61%
Investor Class Shares - Excluding sales charges		5.92%	4.71%	5.10%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11R6-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
SIMPLE Class/MHHSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$120	1.16%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	5.90%	4.58%	4.28%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.18%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	4.67%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11INV-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class A/MGVAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$88	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected primarily by yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and to the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the State of Illinois, along with security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	3.87%	0.07%	1.43%
Class A Shares - Excluding sales charges		7.09%	0.99%	1.90%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		7.80%	1.19%	3.08%
Morningstar Intermediate Core Bond Category Average[3]		6.10%	(0.11)%	1.87%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,892,071,756%
Total number of portfolio holdings	463%
Total advisory fees paid	$7,081,770%
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.9%
Corporate Bonds	7.1%
Short-Term Investment	1.8%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(0.8)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013763
PROD020-25
MSHY11SI-12/25
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class C/MGVCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$192	1.86%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected primarily by yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and to the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the State of Illinois, along with security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	4.88%	(0.07)%	0.85%
Class C Shares - Excluding sales charges		5.88%	(0.07)%	0.85%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		7.80%	1.19%	3.08%
Morningstar Intermediate Core Bond Category Average[3]		6.10%	(0.11)%	1.87%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,892,071,756%
Total number of portfolio holdings	463%
Total advisory fees paid	$7,081,770%
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.9%
Corporate Bonds	7.1%
Short-Term Investment	1.8%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(0.8)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013941
PROD020-25
MSINF11A-12/25
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class I/MGOIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$62	0.60%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected primarily by yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and to the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the State of Illinois, along with security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	7.26%	1.20%	2.15%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		7.80%	1.19%	3.08%
Morningstar Intermediate Core Bond Category Average[3]		6.10%	(0.11)%	1.87%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,892,071,756%
Total number of portfolio holdings	463%
Total advisory fees paid	$7,081,770%
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.9%
Corporate Bonds	7.1%
Short-Term Investment	1.8%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(0.8)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013941
PROD020-25
MSINF11C-12/25
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class R6/MGVDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.51%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected primarily by yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and to the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the State of Illinois, along with security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	7.35%	1.27%	1.70%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	0.81%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		7.80%	1.19%	2.10%
Morningstar Intermediate Core Bond Category Average[3]		6.10%	(0.11)%	0.79%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,892,071,756%
Total number of portfolio holdings	463%
Total advisory fees paid	$7,081,770%
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.9%
Corporate Bonds	7.1%
Short-Term Investment	1.8%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(0.8)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013941
PROD020-25
MSINF11I-12/25
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Investor Class/MGVNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$115	1.11%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected primarily by yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and to the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the State of Illinois, along with security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.10%	(0.12)%	1.14%
Investor Class Shares - Excluding sales charges		6.77%	0.70%	1.61%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		7.80%	1.19%	3.08%
Morningstar Intermediate Core Bond Category Average[3]		6.10%	(0.11)%	1.87%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,892,071,756%
Total number of portfolio holdings	463%
Total advisory fees paid	$7,081,770%
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.9%
Corporate Bonds	7.1%
Short-Term Investment	1.8%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(0.8)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013941
PROD020-25
MSINF11R6-12/25
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay Tax Free Bond Fund
Class A/MTBAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	0.81%	0.08%	2.04%
Class A Shares - Excluding sales charges		3.93%	1.01%	2.51%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	2.25%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013941
PROD020-25
MSINF11INV-12/25
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay Tax Free Bond Fund
Class C/MTFCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.03%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	2.62%	0.70%	2.24%
Class C Shares - Excluding sales charges		3.62%	0.70%	2.24%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	2.25%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013754
PROD020-25
MST11A-12/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Class C2/MTSPX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$120	1.18%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	2.36%	0.55%	0.43%
Class C2 Shares - Excluding sales charges		3.36%	0.55%	0.43%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.07%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	0.87%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013754
PROD020-25
MST11C-12/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Class I/MTBIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/21/2009	4.19%	1.24%	2.77%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	2.25%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013754
PROD020-25
MST11C2-12/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Class R6/MTBDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	4.13%	1.29%	1.73%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.57%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	1.24%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013754
PROD020-25
MST11I-12/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Investor Class/MKINX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	0.78%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.26%	0.13%	2.02%
Investor Class Shares - Excluding sales charges		3.86%	0.95%	2.49%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	2.25%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013754
PROD020-25
MST11R6-12/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Strategic Bond Fund
Class A/MASAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.98%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned auto loans and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/1997	2.66%	3.02%	3.21%
Class A Shares - Excluding sales charges		7.49%	3.97%	3.69%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Multisector Bond Category Average[2]		7.18%	3.55%	3.81%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,393,191,127%
Total number of portfolio holdings	692%
Total advisory fees paid	$5,572,802%
Portfolio turnover rate	136%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.2%
Mortgage-Backed Securities	25.7%
Asset-Backed Securities	15.5%
U.S. Government & Federal Agencies	14.2%
Short-Term Investments	6.9%
Foreign Government Bonds	5.2%
Loan Assignments	2.5%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013754
PROD020-25
MST11INV-12/25
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Strategic Bond Fund
Class C/MSICX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$203	1.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned auto loans and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	5.62%	3.01%	2.81%
Class C Shares - Excluding sales charges		6.62%	3.01%	2.81%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Multisector Bond Category Average[2]		7.18%	3.55%	3.81%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,393,191,127%
Total number of portfolio holdings	692%
Total advisory fees paid	$5,572,802%
Portfolio turnover rate	136%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.2%
Mortgage-Backed Securities	25.7%
Asset-Backed Securities	15.5%
U.S. Government & Federal Agencies	14.2%
Short-Term Investments	6.9%
Foreign Government Bonds	5.2%
Loan Assignments	2.5%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013948
PROD020-25
MSSB11A-12/25
NYLI MacKay Strategic Bond Fund

NYLI MacKay Strategic Bond Fund
Class I/MSDIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$73	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned auto loans and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	7.90%	4.31%	4.00%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Multisector Bond Category Average[2]		7.18%	3.55%	3.81%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,393,191,127%
Total number of portfolio holdings	692%
Total advisory fees paid	$5,572,802%
Portfolio turnover rate	136%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.2%
Mortgage-Backed Securities	25.7%
Asset-Backed Securities	15.5%
U.S. Government & Federal Agencies	14.2%
Short-Term Investments	6.9%
Foreign Government Bonds	5.2%
Loan Assignments	2.5%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013948
PROD020-25
MSSB11C-12/25
NYLI MacKay Strategic Bond Fund

NYLI MacKay Strategic Bond Fund
Class R6/MSYEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.62%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned auto loans and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	7.96%	4.36%	4.01%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	2.03%
Morningstar Multisector Bond Category Average[2]		7.18%	3.55%	3.27%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,393,191,127%
Total number of portfolio holdings	692%
Total advisory fees paid	$5,572,802%
Portfolio turnover rate	136%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.2%
Mortgage-Backed Securities	25.7%
Asset-Backed Securities	15.5%
U.S. Government & Federal Agencies	14.2%
Short-Term Investments	6.9%
Foreign Government Bonds	5.2%
Loan Assignments	2.5%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013948
PROD020-25
MSSB11I-12/25
NYLI MacKay Strategic Bond Fund

NYLI MacKay Strategic Bond Fund
Investor Class/MSYDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$126	1.22%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned auto loans and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	3.10%	2.93%	3.11%
Investor Class Shares - Excluding sales charges		7.39%	3.77%	3.58%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Multisector Bond Category Average[2]		7.18%	3.55%	3.81%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,393,191,127%
Total number of portfolio holdings	692%
Total advisory fees paid	$5,572,802%
Portfolio turnover rate	136%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.2%
Mortgage-Backed Securities	25.7%
Asset-Backed Securities	15.5%
U.S. Government & Federal Agencies	14.2%
Short-Term Investments	6.9%
Foreign Government Bonds	5.2%
Loan Assignments	2.5%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI WMC Enduring Capital Fund
Class A/MSOAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.92%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from underweight allocations to health care, energy and consumer staples. The most significant detractors were security selections in industrials and information technology, and overweight allocation to materials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Underweight allocation	Contributed
Energy	Underweight allocation	Contributed
Consumer staples	Underweight allocation	Contributed
Industrials	Weak security selection	Detracted
Information technology	Weak security selection, underweight allocation	Detracted
Materials	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	(8.97)%	10.17%	9.51%
Class A Shares - Excluding sales charges		(3.67)%	11.42%	10.13%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.04%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$506,034,970%
Total number of portfolio holdings	33%
Total advisory fees paid	$2,927,553%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.7%
Insurance	10.2%
Machinery	8.5%
Electronic Equipment, Instruments & Components	8.0%
Chemicals	7.4%
Software	7.2%
Household Durables	5.5%
Banks	4.2%
Capital Markets	4.1%
Specialty Retail	4.1%
Other	30.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI WMC Enduring Capital Fund
Class C/MGOCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.91%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from underweight allocations to health care, energy and consumer staples. The most significant detractors were security selections in industrials and information technology, and overweight allocation to materials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Underweight allocation	Contributed
Energy	Underweight allocation	Contributed
Consumer staples	Underweight allocation	Contributed
Industrials	Weak security selection	Detracted
Information technology	Weak security selection, underweight allocation	Detracted
Materials	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	(5.56)%	10.34%	9.04%
Class C Shares - Excluding sales charges		(4.61)%	10.34%	9.04%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.04%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$506,034,970%
Total number of portfolio holdings	33%
Total advisory fees paid	$2,927,553%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.7%
Insurance	10.2%
Machinery	8.5%
Electronic Equipment, Instruments & Components	8.0%
Chemicals	7.4%
Software	7.2%
Household Durables	5.5%
Banks	4.2%
Capital Markets	4.1%
Specialty Retail	4.1%
Other	30.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013948
PROD020-25
MSSB11R6-12/25
NYLI MacKay Strategic Bond Fund

NYLI WMC Enduring Capital Fund
Class I/MSOIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.67%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from underweight allocations to health care, energy and consumer staples. The most significant detractors were security selections in industrials and information technology, and overweight allocation to materials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Underweight allocation	Contributed
Energy	Underweight allocation	Contributed
Consumer staples	Underweight allocation	Contributed
Industrials	Weak security selection	Detracted
Information technology	Weak security selection, underweight allocation	Detracted
Materials	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/28/2004	(3.44)%	11.71%	10.41%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.04%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$506,034,970%
Total number of portfolio holdings	33%
Total advisory fees paid	$2,927,553%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.7%
Insurance	10.2%
Machinery	8.5%
Electronic Equipment, Instruments & Components	8.0%
Chemicals	7.4%
Software	7.2%
Household Durables	5.5%
Banks	4.2%
Capital Markets	4.1%
Specialty Retail	4.1%
Other	30.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013948
PROD020-25
MSSB11INV-12/25
NYLI MacKay Strategic Bond Fund

NYLI WMC Enduring Capital Fund
Class R6/MCSDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.60%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from underweight allocations to health care, energy and consumer staples. The most significant detractors were security selections in industrials and information technology, and overweight allocation to materials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Underweight allocation	Contributed
Energy	Underweight allocation	Contributed
Consumer staples	Underweight allocation	Contributed
Industrials	Weak security selection	Detracted
Information technology	Weak security selection, underweight allocation	Detracted
Materials	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	(3.38)%	6.23%
Russell 3000®Index[1]		20.81%	11.70%
S&P 500®Index[2]		21.45%	13.15%
Morningstar Large Blend Category Average[3]		17.61%	10.54%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$506,034,970%
Total number of portfolio holdings	33%
Total advisory fees paid	$2,927,553%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.7%
Insurance	10.2%
Machinery	8.5%
Electronic Equipment, Instruments & Components	8.0%
Chemicals	7.4%
Software	7.2%
Household Durables	5.5%
Banks	4.2%
Capital Markets	4.1%
Specialty Retail	4.1%
Other	30.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013911
PROD020-25
MSWEC11A-12/25
NYLI WMC Enduring Capital Fund

NYLI WMC Enduring Capital Fund
Investor Class/MCSSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.16%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from underweight allocations to health care, energy and consumer staples. The most significant detractors were security selections in industrials and information technology, and overweight allocation to materials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Underweight allocation	Contributed
Energy	Underweight allocation	Contributed
Consumer staples	Underweight allocation	Contributed
Industrials	Weak security selection	Detracted
Information technology	Weak security selection, underweight allocation	Detracted
Materials	Overweight allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(8.72)%	10.05%	9.24%
Investor Class Shares - Excluding sales charges		(3.91)%	11.18%	9.86%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.04%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$506,034,970%
Total number of portfolio holdings	33%
Total advisory fees paid	$2,927,553%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.7%
Insurance	10.2%
Machinery	8.5%
Electronic Equipment, Instruments & Components	8.0%
Chemicals	7.4%
Software	7.2%
Household Durables	5.5%
Banks	4.2%
Capital Markets	4.1%
Specialty Retail	4.1%
Other	30.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013911
PROD020-25
MSWEC11C-12/25
NYLI WMC Enduring Capital Fund

NYLI Winslow Large Cap Growth Fund
Class A/MLAAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$107	0.94%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	7/1/1995	19.46%	15.13%	15.75%
Class A Shares - Excluding sales charges		26.41%	16.44%	16.41%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013911
PROD020-25
MSWEC11I-12/25
NYLI WMC Enduring Capital Fund

NYLI Winslow Large Cap Growth Fund
Class C/MLACX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$209	1.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/2005	24.43%	15.37%	15.38%
Class C Shares - Excluding sales charges		25.27%	15.37%	15.38%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013911
PROD020-25
MSWEC11R6-12/25
NYLI WMC Enduring Capital Fund

NYLI Winslow Large Cap Growth Fund
Class I/MLAIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$79	0.69%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/1/2005	26.75%	16.72%	16.69%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013911
PROD020-25
MSWEC11INV-12/25
NYLI WMC Enduring Capital Fund

NYLI Winslow Large Cap Growth Fund
Class R1/MLRRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R1	$90	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R1 Shares	4/1/2005	26.66%	16.61%	16.57%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013907
PROD020-25
MSLG11A-12/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class R2/MLRTX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R2	$118	1.04%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R2 Shares	4/1/2005	26.36%	16.33%	16.28%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013907
PROD020-25
MSLG11C-12/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class R3/MLGRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$146	1.29%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R3 Shares	4/28/2006	26.09%	16.03%	16.00%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013907
PROD020-25
MSLG11I-12/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class R6/MLRSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$71	0.63%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	26.83%	16.81%	16.79%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013907
PROD020-25
MSLG11R1-12/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Investor Class/MLINX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$125	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	19.98%	15.07%	15.59%
Investor Class Shares - Excluding sales charges		26.29%	16.26%	16.25%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013907
PROD020-25
MSLG11R2-12/25
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
SIMPLE Class/MLRMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$134	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	26.16%	16.06%	13.55%
Russell 3000®Index[1]		20.81%	16.74%	14.84%
Russell 1000® Growth Index[2]		30.52%	19.24%	16.68%
S&P 500®Index[3]		21.45%	17.64%	15.55%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	13.02%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013907
PROD020-25
MSLG11R3-12/25
NYLI Winslow Large Cap Growth Fund

NYLI MacKay Convertible Fund
Class A/MCOAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.93%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. Convertible Index was determined primarily by security selection. Relative returns benefited from selection in utilities (NRG Energy). Lack of exposure to some strong-performing industrials bonds detracted from the Fund's performance, as did overweight exposure to health care and to higher-quality credit, both of which underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Advanced on in-line earnings and increased power-generation capacity	Contributed
Seagate Technology	Advanced on expectations for stronger AI-related data-storage demand	Contributed
Mirum Pharmaceuticals	Advanced on stronger sales and increased full-year guidance	Contributed
Bloom Energy	Significant underweight	Detracted
Rocket Lab	Lack of exposure	Detracted
Integer Holdings	Declined on mixed results and lowered near-term sales-growth expectations	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	8.11%	7.51%	9.07%
Class A Shares - Excluding sales charges		14.40%	8.73%	9.69%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. Convertible Index[2]		22.32%	9.32%	11.04%
Morningstar Convertibles Category Average[3]		20.68%	7.56%	9.63%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,587,609,176%
Total number of portfolio holdings	106%
Total advisory fees paid	$7,950,593%
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.7%
Convertible Preferred Stocks	9.2%
Short-Term Investments	6.3%
Other Assets, Less Liabilities	(1.2)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013907
PROD020-25
MSLG11R6-12/25
NYLI Winslow Large Cap Growth Fund

NYLI MacKay Convertible Fund
Class C/MCCVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.91%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. Convertible Index was determined primarily by security selection. Relative returns benefited from selection in utilities (NRG Energy). Lack of exposure to some strong-performing industrials bonds detracted from the Fund's performance, as did overweight exposure to health care and to higher-quality credit, both of which underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Advanced on in-line earnings and increased power-generation capacity	Contributed
Seagate Technology	Advanced on expectations for stronger AI-related data-storage demand	Contributed
Mirum Pharmaceuticals	Advanced on stronger sales and increased full-year guidance	Contributed
Bloom Energy	Significant underweight	Detracted
Rocket Lab	Lack of exposure	Detracted
Integer Holdings	Declined on mixed results and lowered near-term sales-growth expectations	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	12.21%	7.68%	8.66%
Class C Shares - Excluding sales charges		13.21%	7.68%	8.66%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. Convertible Index[2]		22.32%	9.32%	11.04%
Morningstar Convertibles Category Average[3]		20.68%	7.56%	9.63%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,587,609,176%
Total number of portfolio holdings	106%
Total advisory fees paid	$7,950,593%
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.7%
Convertible Preferred Stocks	9.2%
Short-Term Investments	6.3%
Other Assets, Less Liabilities	(1.2)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013907
PROD020-25
MSLG11INV-12/25
NYLI Winslow Large Cap Growth Fund

NYLI MacKay Convertible Fund
Class I/MCNVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$65	0.61%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. Convertible Index was determined primarily by security selection. Relative returns benefited from selection in utilities (NRG Energy). Lack of exposure to some strong-performing industrials bonds detracted from the Fund's performance, as did overweight exposure to health care and to higher-quality credit, both of which underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Advanced on in-line earnings and increased power-generation capacity	Contributed
Seagate Technology	Advanced on expectations for stronger AI-related data-storage demand	Contributed
Mirum Pharmaceuticals	Advanced on stronger sales and increased full-year guidance	Contributed
Bloom Energy	Significant underweight	Detracted
Rocket Lab	Lack of exposure	Detracted
Integer Holdings	Declined on mixed results and lowered near-term sales-growth expectations	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	11/28/2008	14.72%	9.07%	10.04%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. Convertible Index[2]		22.32%	9.32%	11.04%
Morningstar Convertibles Category Average[3]		20.68%	7.56%	9.63%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,587,609,176%
Total number of portfolio holdings	106%
Total advisory fees paid	$7,950,593%
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.7%
Convertible Preferred Stocks	9.2%
Short-Term Investments	6.3%
Other Assets, Less Liabilities	(1.2)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013907
PROD020-25
MSLG11SI-12/25
NYLI Winslow Large Cap Growth Fund

NYLI MacKay Convertible Fund
Investor Class/MCINX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.16%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. Convertible Index was determined primarily by security selection. Relative returns benefited from selection in utilities (NRG Energy). Lack of exposure to some strong-performing industrials bonds detracted from the Fund's performance, as did overweight exposure to health care and to higher-quality credit, both of which underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Advanced on in-line earnings and increased power-generation capacity	Contributed
Seagate Technology	Advanced on expectations for stronger AI-related data-storage demand	Contributed
Mirum Pharmaceuticals	Advanced on stronger sales and increased full-year guidance	Contributed
Bloom Energy	Significant underweight	Detracted
Rocket Lab	Lack of exposure	Detracted
Integer Holdings	Declined on mixed results and lowered near-term sales-growth expectations	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	8.41%	7.38%	8.86%
Investor Class Shares - Excluding sales charges		14.12%	8.49%	9.48%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. Convertible Index[2]		22.32%	9.32%	11.04%
Morningstar Convertibles Category Average[3]		20.68%	7.56%	9.63%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,587,609,176%
Total number of portfolio holdings	106%
Total advisory fees paid	$7,950,593%
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.7%
Convertible Preferred Stocks	9.2%
Short-Term Investments	6.3%
Other Assets, Less Liabilities	(1.2)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013891
PROD020-25
MSC11A-12/25
NYLI MacKay Convertible Fund

NYLI Money Market Fund
Class A/MMAXX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.52%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by movements in short-term interest rates, yield-curve dynamics and the spread relationship between commercial paper, repurchase agreements and Treasury bills. The Fund benefited from overweight exposure to Tier 1 commercial paper and tri-party repurchase agreements, both of which outperformed the Treasury sector. The most significant detractor was an underweight position in U.S. Treasury securities, maintained to fund these overweight allocations.
The following table outlines the key factors (securities, sectors, industries, and/or market events) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Commercial paper	Overweight relative to the Index	Contributed
Tri-party repo	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration relative to the Index	Contributed
Treasury allocation	Underweight relative to the Index	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares	1/3/1995	3.99%	2.80%	1.78%
Average Lipper Money Market Fund[1]		4.08%	2.88%	1.88%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$557,572,360
Total number of portfolio holdings	24
Total advisory fees paid	$2,181,559
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	37.7%
Repurchase Agreements	31.7%
U.S. Treasury Debt	30.6%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013891
PROD020-25
MSC11C-12/25
NYLI MacKay Convertible Fund

NYLI Money Market Fund
Class C/MSCXX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$81	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by movements in short-term interest rates, yield-curve dynamics and the spread relationship between commercial paper, repurchase agreements and Treasury bills. The Fund benefited from overweight exposure to Tier 1 commercial paper and tri-party repurchase agreements, both of which outperformed the Treasury sector. The most significant detractor was an underweight position in U.S. Treasury securities, maintained to fund these overweight allocations.
The following table outlines the key factors (securities, sectors, industries, and/or market events) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Commercial paper	Overweight relative to the Index	Contributed
Tri-party repo	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration relative to the Index	Contributed
Treasury allocation	Underweight relative to the Index	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares	9/1/1998	3.69%	2.60%	1.61%
Average Lipper Money Market Fund[1]		4.08%	2.88%	1.88%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$557,572,360
Total number of portfolio holdings	24
Total advisory fees paid	$2,181,559
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	37.7%
Repurchase Agreements	31.7%
U.S. Treasury Debt	30.6%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013891
PROD020-25
MSC11I-12/25
NYLI MacKay Convertible Fund

NYLI Money Market Fund
Investor Class/MKTXX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$81	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by movements in short-term interest rates, yield-curve dynamics and the spread relationship between commercial paper, repurchase agreements and Treasury bills. The Fund benefited from overweight exposure to Tier 1 commercial paper and tri-party repurchase agreements, both of which outperformed the Treasury sector. The most significant detractor was an underweight position in U.S. Treasury securities, maintained to fund these overweight allocations.
The following table outlines the key factors (securities, sectors, industries, and/or market events) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Commercial paper	Overweight relative to the Index	Contributed
Tri-party repo	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration relative to the Index	Contributed
Treasury allocation	Underweight relative to the Index	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares	2/28/2008	3.70%	2.60%	1.61%
Average Lipper Money Market Fund[1]		4.08%	2.88%	1.88%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$557,572,360
Total number of portfolio holdings	24
Total advisory fees paid	$2,181,559
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	37.7%
Repurchase Agreements	31.7%
U.S. Treasury Debt	30.6%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013891
PROD020-25
MSC11INV-12/25
NYLI MacKay Convertible Fund

NYLI Money Market Fund
SIMPLE Class/MIPXX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$48	0.47%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by movements in short-term interest rates, yield-curve dynamics and the spread relationship between commercial paper, repurchase agreements and Treasury bills. The Fund benefited from overweight exposure to Tier 1 commercial paper and tri-party repurchase agreements, both of which outperformed the Treasury sector. The most significant detractor was an underweight position in U.S. Treasury securities, maintained to fund these overweight allocations.
The following table outlines the key factors (securities, sectors, industries, and/or market events) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Commercial paper	Overweight relative to the Index	Contributed
Tri-party repo	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration relative to the Index	Contributed
Treasury allocation	Underweight relative to the Index	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	4.04%	2.78%	2.69%
Average Lipper Money Market Fund[1]		4.08%	2.88%	2.78%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$557,572,360
Total number of portfolio holdings	24
Total advisory fees paid	$2,181,559
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	37.7%
Repurchase Agreements	31.7%
U.S. Treasury Debt	30.6%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013932
PROD020-25
MSMM11A-12/25
NYLI Money Market Fund

NYLI Income Builder Fund
Class A/MTRAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.02%
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	9.99%	7.39%	5.93%
Class A Shares - Excluding sales charges		13.39%	8.04%	6.53%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	1.90%
Blended Benchmark Index[3]		15.56%	9.18%	7.97%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	6.59%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013932
PROD020-25
MSMM11C-12/25
NYLI Money Market Fund

NYLI Income Builder Fund
Class C/MCTRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$216	2.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	11.24%	7.00%	5.54%
Class C Shares - Excluding sales charges		12.24%	7.00%	5.54%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	1.90%
Blended Benchmark Index[3]		15.56%	9.18%	7.97%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	6.59%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013932
PROD020-25
MSMM11INV-12/25
NYLI Money Market Fund

NYLI Income Builder Fund
Class I/MTOIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.77%
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	13.70%	8.32%	6.79%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	1.90%
Blended Benchmark Index[3]		15.56%	9.18%	7.97%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	6.59%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013932
PROD020-25
MSMM11SI-12/25
NYLI Money Market Fund

NYLI Income Builder Fund
Class R6/MTODX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.69%
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	13.79%	8.42%	7.00%
MSCI World Index (Net)[1]		22.02%	15.58%	11.78%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	2.03%
Blended Benchmark Index[3]		15.56%	9.18%	8.05%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	6.51%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013889
PROD020-25
MSIB11A-12/25
NYLI Income Builder Fund

NYLI Income Builder Fund
Investor Class/MTINX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$137	1.28%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	10.26%	7.26%	5.73%
Investor Class Shares - Excluding sales charges		13.09%	7.80%	6.33%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	1.90%
Blended Benchmark Index[3]		15.56%	9.18%	7.97%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	6.59%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013889
PROD020-25
MSIB11C-12/25
NYLI Income Builder Fund

NYLI Income Builder Fund
SIMPLE Class/MTISX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$136	1.28%
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	13.15%	7.69%	6.72%
MSCI World Index (Net)[1]		22.02%	15.58%	13.58%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	(0.32)%
Blended Benchmark Index[3]		15.56%	9.18%	8.00%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	7.71%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013889
PROD020-25
MSIB11I-12/25
NYLI Income Builder Fund

NYLI WMC Value Fund
Class A/MAPAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.02%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and utilities. The most significant detractors were security selections in consumer discretionary and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection	Contributed
Communication services	Security selection	Contributed
Financials	Security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/9/1999	1.30%	12.04%	10.24%
Class A Shares - Excluding sales charges		7.20%	13.32%	10.86%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Morningstar Large Value Category Average[3]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$933,860,660%
Total number of portfolio holdings	65%
Total advisory fees paid	$6,279,473%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	10.6%
Banks	8.5%
Capital Markets	8.4%
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.3%
Interactive Media & Services	4.8%
Health Care Providers & Services	4.1%
Multi–Utilities	3.2%
Communications Equipment	3.1%
Specialty Retail	3.0%
Other	39.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI WMC Value Fund
Class C/MMPCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.98%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and utilities. The most significant detractors were security selections in consumer discretionary and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection	Contributed
Communication services	Security selection	Contributed
Financials	Security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	6/9/1999	5.16%	12.19%	9.78%
Class C Shares - Excluding sales charges		6.16%	12.19%	9.78%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Morningstar Large Value Category Average[3]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$933,860,660%
Total number of portfolio holdings	65%
Total advisory fees paid	$6,279,473%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	10.6%
Banks	8.5%
Capital Markets	8.4%
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.3%
Interactive Media & Services	4.8%
Health Care Providers & Services	4.1%
Multi–Utilities	3.2%
Communications Equipment	3.1%
Specialty Retail	3.0%
Other	39.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI WMC Value Fund
Class I/MUBFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$73	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and utilities. The most significant detractors were security selections in consumer discretionary and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection	Contributed
Communication services	Security selection	Contributed
Financials	Security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/21/1971	7.54%	13.68%	11.18%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Morningstar Large Value Category Average[3]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$933,860,660%
Total number of portfolio holdings	65%
Total advisory fees paid	$6,279,473%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	10.6%
Banks	8.5%
Capital Markets	8.4%
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.3%
Interactive Media & Services	4.8%
Health Care Providers & Services	4.1%
Multi–Utilities	3.2%
Communications Equipment	3.1%
Specialty Retail	3.0%
Other	39.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013889
PROD020-25
MSIB11R6-12/25
NYLI Income Builder Fund

NYLI WMC Value Fund
Class R6/MMPDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$73	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and utilities. The most significant detractors were security selections in consumer discretionary and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection	Contributed
Communication services	Security selection	Contributed
Financials	Security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	7.56%	7.59%
Russell 3000®Index[1]		20.81%	11.70%
Russell 1000® Value Index[2]		11.15%	8.34%
Morningstar Large Value Category Average[3]		10.51%	8.74%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$933,860,660%
Total number of portfolio holdings	65%
Total advisory fees paid	$6,279,473%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	10.6%
Banks	8.5%
Capital Markets	8.4%
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.3%
Interactive Media & Services	4.8%
Health Care Providers & Services	4.1%
Multi–Utilities	3.2%
Communications Equipment	3.1%
Specialty Retail	3.0%
Other	39.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013889
PROD020-25
MSIB11INV-12/25
NYLI Income Builder Fund

NYLI WMC Value Fund
Investor Class/MSMIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.23%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and utilities. The most significant detractors were security selections in consumer discretionary and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection	Contributed
Communication services	Security selection	Contributed
Financials	Security selection	Detracted
Consumer discretionary	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.63%	11.88%	9.98%
Investor Class Shares - Excluding sales charges		6.98%	13.04%	10.60%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Morningstar Large Value Category Average[3]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$933,860,660%
Total number of portfolio holdings	65%
Total advisory fees paid	$6,279,473%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	10.6%
Banks	8.5%
Capital Markets	8.4%
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.3%
Interactive Media & Services	4.8%
Health Care Providers & Services	4.1%
Multi–Utilities	3.2%
Communications Equipment	3.1%
Specialty Retail	3.0%
Other	39.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013889
PROD020-25
MSIB11SI-12/25
NYLI Income Builder Fund

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). During the period covered by this report, no amendments were made to the provisions of the Code. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. A copy of the Code is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has “three audit committee financial experts” (as defined by Item 3 of Form N-CSR) serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw, Karen Hammond and Susan B. Kerley. Mr. Latshaw, Ms. Hammond, and Ms. Kerley are “independent” as defined by Section 2(a)(19) of Investment Company Act of 1940, as amended (“1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees billed for the fiscal year ended October 31, 2025 for professional services rendered by KPMG LLP (“KPMG”) for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $880,350.

The aggregate fees billed for the fiscal year ended October 31, 2024 for professional services rendered by KPMG for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $863,530.

(b) Audit-Related Fees

The aggregate fees billed for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were: (i) $0 for the fiscal year ended October 31, 2025; and (ii) $0 for the fiscal year ended October 31, 2024.

(c) Tax Fees

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were: (i) $0 during the fiscal year ended October 31, 2025; and (ii) $0 during the fiscal year ended October 31, 2024. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees

The aggregate fees billed for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were: (i) $0 during the fiscal year ended October 31, 2025; and (ii) $0 during the fiscal year ended October 31, 2024.

(e) Pre-Approval Policies and Procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the

“Service Affiliates”) if the services directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on KPMG’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributable to work performed by persons other than KPMG’s full-time, permanent employees.

(g) All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal years ended October 31, 2025 and October 31, 2024 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $67,062 for the fiscal year ended October 31, 2025; and (ii) $0 for the fiscal year ended October 31, 2024.

(h) The Registrant’s Audit Committee has determined that the non-audit services rendered by KPMG for the fiscal year ended October 31, 2025 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of KPMG during the relevant time period.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

The Schedule of Investments to be included.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI Candriam Emerging Markets Debt Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 96.7%
Corporate Bonds 6.2%
Brazil 0.8%
Raizen Fuels Finance SA
Series Reg S
6.25%, due 7/8/32	$ 833,000	$ 708,050
Series Reg S
6.95%, due 3/5/54	500,000	387,600
		1,095,650
China 1.3%
Alibaba Group Holding Ltd.
4.20%, due 12/6/47	2,000,000	1,742,893
Czech Republic 2.6%
Czechoslovak Group A/S
Series Reg S
5.25%, due 1/10/31	EUR 1,200,000	1,439,695
Energo-Pro A/S
Series Reg S
8.00%, due 5/27/30	955,000	1,166,409
Series Reg S
11.00%, due 11/2/28	$ 900,000	949,500
		3,555,604
Georgia 0.5%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	800,000	751,618
Turkey 0.7%
TAV Havalimanlari Holding A/S
Series Reg S
8.50%, due 12/7/28	1,000,000	1,042,582
Venezuela 0.3%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (a)(b)	2,000,000	442,000
Total Corporate Bonds (Cost $8,953,084)		8,630,347
Foreign Government Bonds 90.5%
Albania 0.4%
Albania Government Bond
Series Reg S
4.75%, due 2/14/35	EUR 500,000	592,630
	Principal Amount	Value

Angola 1.3%
Angola Government Bond
Series Reg S
8.75%, due 4/14/32	$ 1,250,000	$ 1,171,841
Series Reg S
9.125%, due 11/26/49	800,000	671,427
		1,843,268
Argentina 4.4%
Argentina Government Bond (c)
0.75%, due 7/9/30	139,130	113,739
3.50%, due 7/9/41	6,500,000	4,221,750
4.125%, due 7/9/35	909,091	636,818
4.125%, due 7/9/46	1,670,455	1,145,932
		6,118,239
Azerbaijan 1.1%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	1,700,000	1,588,408
Bahrain 1.1%
Bahrain Government Bond
Series Reg S
6.25%, due 1/25/51 (d)	500,000	464,823
Series Reg S
7.50%, due 2/12/36	1,000,000	1,101,308
		1,566,131
Benin 1.3%
Benin Government Bond
Series Reg S
4.875%, due 1/19/32	EUR 600,000	661,884
Series Reg S
7.96%, due 2/13/38	$ 1,058,000	1,100,692
		1,762,576
Brazil 5.4%
Brazil Government Bond
4.75%, due 1/14/50	200,000	150,500
6.00%, due 10/20/33	1,000,000	1,022,500
6.125%, due 1/22/32	855,000	888,772
6.125%, due 3/15/34	1,414,000	1,440,159
6.25%, due 3/18/31	637,000	669,806
6.625%, due 3/15/35	1,000,000	1,041,300
7.125%, due 5/13/54	296,000	299,848
7.25%, due 1/12/56	2,000,000	2,022,700
		7,535,585

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Bulgaria 0.4%
Bulgaria Government Bond
Series Reg S
5.00%, due 3/5/37	$ 500,000	$ 501,468
Chile 0.9%
Chile Government Bond
3.25%, due 9/21/71	2,000,000	1,269,300
Colombia 6.9%
Colombia Government Bond
7.375%, due 4/25/30	3,000,000	3,211,050
7.50%, due 2/2/34	1,250,000	1,324,937
7.75%, due 11/7/36	1,000,000	1,065,260
8.00%, due 4/20/33	750,000	824,775
8.00%, due 11/14/35	801,000	873,090
8.375%, due 11/7/54	750,000	825,563
8.75%, due 11/14/53 (d)	750,000	859,462
Ecopetrol SA
8.375%, due 1/19/36	500,000	518,153
		9,502,290
Costa Rica 2.1%
Costa Rica Government Bond
Series Reg S
5.625%, due 4/30/43	2,000,000	1,894,120
Series Reg S
7.30%, due 11/13/54	848,000	947,640
		2,841,760
Dominican Republic 4.7%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	2,000,000	1,914,100
Series Reg S
5.30%, due 1/21/41	1,500,000	1,363,200
Series Reg S
5.50%, due 2/22/29	500,000	507,725
Series Reg S
5.875%, due 1/30/60	500,000	451,050
Series Reg S
6.60%, due 6/1/36	1,453,000	1,532,043
Series Reg S
7.05%, due 2/3/31	744,000	800,247
		6,568,365
	Principal Amount	Value

Ecuador 1.3%
Ecuador Government Bond (c)
Series Reg S
5.00%, due 7/31/40	$ 1,850,000	$ 1,258,000
Series Reg S
6.90%, due 7/31/35	700,000	535,500
		1,793,500
Egypt 3.0%
Egypt Government Bond
Series Reg S
7.50%, due 2/16/61	2,500,000	2,048,470
Series Reg S
7.625%, due 5/29/32	500,000	508,097
Series Reg S
8.70%, due 3/1/49	750,000	698,797
Series Reg S
8.875%, due 5/29/50	1,000,000	945,428
		4,200,792
El Salvador 0.6%
El Salvador Government Bond
Series Reg S
7.65%, due 6/15/35	491,000	509,170
Series Reg S
8.25%, due 4/10/32	300,000	321,463
		830,633
Ghana 1.7%
Ghana Government Bond
Series Reg S
(zero coupon), due 7/3/26	17,600	17,072
Series Reg S
(zero coupon), due 1/3/30	55,551	47,931
Series Reg S
5.00%, due 7/3/35 (c)	2,682,800	2,308,818
		2,373,821
Guatemala 1.9%
Guatemala Government Bond
Series Reg S
4.875%, due 2/13/28	1,700,000	1,700,850
Series Reg S
6.55%, due 2/6/37 (d)	900,000	966,600
		2,667,450
Hungary 5.0%
Hungary Government Bond
Series Reg S
2.125%, due 9/22/31	2,000,000	1,723,397

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Candriam Emerging Markets Debt Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
Hungary (continued)
Hungary Government Bond (continued)
Series Reg S
5.25%, due 6/16/29	$ 1,000,000	$ 1,021,426
Series Reg S
5.50%, due 6/16/34	900,000	917,432
Series Reg S
5.50%, due 3/26/36	900,000	908,574
7.625%, due 3/29/41	750,000	903,794
Magyar Export-Import Bank Zrt.
Series Reg S
6.00%, due 5/16/29	EUR 752,000	935,964
MFB Magyar Fejlesztesi Bank Zrt.
Series Reg S
4.375%, due 6/27/30	450,000	537,108
		6,947,695
Indonesia 1.5%
Indonesia Government Bond
4.65%, due 9/20/32	$ 2,000,000	2,020,578
Kenya 1.9%
Kenya Government Bond
Series Reg S
8.25%, due 2/28/48	1,500,000	1,371,715
Series Reg S
9.50%, due 3/5/36	1,250,000	1,279,089
		2,650,804
Lebanon 0.5%
Lebanon Government Bond (a)(b)
Series Reg S
6.65%, due 11/3/28	2,000,000	456,600
Series Reg S
7.00%, due 3/23/32	750,000	172,407
		629,007
Mexico 7.1%
Mexico Government Bond
3.50%, due 2/12/34	1,250,000	1,084,062
3.75%, due 4/19/71	2,000,000	1,236,800
4.75%, due 3/8/44	500,000	421,125
4.875%, due 5/19/33	900,000	875,250
5.00%, due 4/27/51	1,250,000	1,041,688
5.75%, due 10/12/2110	1,250,000	1,097,875
6.00%, due 5/7/36	950,000	972,135
6.625%, due 1/29/38	3,000,000	3,168,000
		9,896,935
	Principal Amount	Value

Montenegro 1.5%
Montenegro Government Bond
Series Reg S
4.875%, due 4/1/32	EUR 900,000	$ 1,054,045
Series Reg S
7.25%, due 3/12/31	$ 1,000,000	1,077,149
		2,131,194
Nigeria 2.2%
Nigeria Government Bond
Series Reg S
7.143%, due 2/23/30	1,250,000	1,245,041
Series Reg S
7.875%, due 2/16/32	500,000	501,087
Series Reg S
10.375%, due 12/9/34	1,100,000	1,236,594
		2,982,722
Oman 1.6%
Oman Government Bond
Series Reg S
6.75%, due 1/17/48	2,000,000	2,243,127
Pakistan 0.9%
Pakistan Government Bond
Series Reg S
8.875%, due 4/8/51	1,250,000	1,193,379
Panama 3.6%
Panama Government Bond
3.87%, due 7/23/60	1,250,000	845,000
4.50%, due 4/1/56	1,000,000	762,500
6.70%, due 1/26/36	750,000	803,287
9.375%, due 4/1/29	2,300,000	2,613,720
		5,024,507
Papua New Guinea 0.6%
Papua New Guinea Government Bond
Series Reg S
8.375%, due 10/4/28	834,000	860,196
Peru 1.7%
Peru Government Bond
1.862%, due 12/1/32	1,000,000	828,450
3.23%, due 7/28/2121	1,500,000	847,875
3.60%, due 1/15/72	1,000,000	643,050
		2,319,375
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Poland 3.3%
Bank Gospodarstwa Krajowego
Series Reg S
6.25%, due 7/9/54	$ 2,000,000	$ 2,120,815
Poland Government Bond
5.50%, due 3/18/54	2,500,000	2,464,330
		4,585,145
Republic Of Serbia 0.6%
Serbia Government Bond
Series Reg S
2.125%, due 12/1/30	950,000	832,878
Romania 4.4%
Romanian Government Bond
Series Reg S
5.25%, due 5/30/32	EUR 500,000	585,834
Series Reg S
5.375%, due 3/22/31	500,000	596,381
Series Reg S
5.75%, due 3/24/35	$ 500,000	489,053
Series Reg S
5.875%, due 1/30/29	500,000	514,545
Series Reg S
5.875%, due 7/11/32	EUR 500,000	600,992
Series Reg S
6.375%, due 1/30/34	$ 500,000	513,687
Series Reg S
6.50%, due 10/7/45	EUR 506,000	578,034
Series Reg S
6.625%, due 2/17/28	$ 500,000	520,815
Series Reg S
6.75%, due 7/11/39	EUR 500,000	599,547
Series Reg S
7.125%, due 1/17/33	$ 1,000,000	1,078,635
		6,077,523
Saudi Arabia 3.8%
Saudi Government Bond
Series Reg S
2.25%, due 2/2/33	2,000,000	1,725,212
Series Reg S
3.45%, due 2/2/61	1,250,000	837,388
Series Reg S
4.50%, due 10/26/46	3,000,000	2,652,026
		5,214,626
	Principal Amount	Value

Senegal 1.0%
Senegal Government Bond
Series Reg S
5.375%, due 6/8/37	EUR 1,000,000	$ 751,825
Series Reg S
6.75%, due 3/13/48	$ 981,000	626,936
		1,378,761
South Africa 2.9%
South Africa Government Bond
4.30%, due 10/12/28	900,000	893,247
5.75%, due 9/30/49	884,000	746,897
5.875%, due 6/22/30	500,000	517,308
Series Reg S
7.10%, due 11/19/36	750,000	806,597
Series Reg S
7.95%, due 11/19/54	1,000,000	1,069,326
		4,033,375
Sri Lanka 1.4%
Sri Lanka Government Bond
Series Reg S
3.10%, due 1/15/30 (c)	313,948	295,504
Series Reg S
3.35%, due 3/15/33 (c)	656,811	573,390
Series Reg S
3.60%, due 6/15/35 (c)	440,269	340,759
Series Reg S
3.60%, due 5/15/36 (c)	131,395	119,877
Series Reg S
3.60%, due 2/15/38 (c)	513,856	474,030
Series Reg S
4.00%, due 4/15/28	180,307	172,869
		1,976,429
Suriname 0.7%
Suriname Government Bond
Series Reg S
7.70%, due 11/6/30	750,000	754,500
Series Reg S
8.50%, due 11/6/35	200,000	206,000
		960,500
Turkey 2.9%
Turkey Government Bond
4.875%, due 4/16/43	2,753,000	2,096,273
7.25%, due 5/29/32	750,000	785,076
9.125%, due 7/13/30	1,000,000	1,136,880
		4,018,229

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Candriam Emerging Markets Debt Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
Ukraine 1.4%
Ukraine Government Bond (c)
Series Reg S
4.50%, due 2/1/34	$ 207,673	$ 116,349
Series Reg S
4.50%, due 2/1/35	347,982	193,026
Series Reg S
4.50%, due 2/1/36	2,873,536	1,577,864
		1,887,239
United Arab Emirates 1.0%
Sharjah Government Bond
Series Reg S
4.00%, due 7/28/50	2,000,000	1,400,521
Venezuela 0.5%
Petroleos de Venezuela SA (a)(b)
Series Reg S
6.00%, due 5/16/24	2,000,000	442,000
Series Reg S
6.00%, due 11/15/26	1,000,000	221,000
		663,000
Total Foreign Government Bonds (Cost $120,993,798)		125,483,961
Total Long-Term Bonds (Cost $129,946,882)		134,114,308
	Principal Amount	Value
Short-Term Investment 1.7%
Unaffiliated Investment Company 1.7%
United States 1.7%
Invesco Government & Agency Portfolio, 4.083% (e)(f)	2,388,985	$ 2,388,985
Total Short-Term Investment (Cost $2,388,985)		2,388,985
Total Investments (Cost $132,335,867)	98.4%	136,503,293
Other Assets, Less Liabilities	1.6	2,180,555
Net Assets	100.0%	$ 138,683,848

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Issue in default.
(b)	Issue in non-accrual status.
(c)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(d)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $2,287,736. The Fund received cash collateral with a value of $2,388,985. (See Note 2(J))
(e)	Current yield as of October 31, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of October 31, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)[2]
USD	16,455,100	EUR	14,000,000	JPMorgan Chase Bank N.A.	12/18/25	$ 276,823
Total Unrealized Appreciation						276,823
EUR	2,000,000	USD	2,345,040	Barclays Capital	12/18/25	(33,858)
EUR	2,000,000	USD	2,335,076	Barclays Capital	12/18/25	(23,893)
EUR	600,000	USD	701,075	JPMorgan Chase Bank N.A.	12/18/25	(7,720)
Total Unrealized Depreciation						(65,471)
Net Unrealized Appreciation						$ 211,352

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of October 31, 2025, cash in the amount of $890,000 was on deposit with a broker or forward commission merchant for forward transactions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	35	December 2025	$ 7,294,302	$ 7,288,477	$ (5,825)
U.S. Treasury 5 Year Notes	80	December 2025	8,756,992	8,736,875	(20,117)
U.S. Treasury 10 Year Notes	20	December 2025	2,241,302	2,253,438	12,136
U.S. Treasury 10 Year Ultra Bonds	20	December 2025	2,277,863	2,309,687	31,824
Total Long Contracts					18,018
Short Contracts
Euro-Bobl	(27)	December 2025	(3,669,757)	(3,680,435)	(10,678)
Euro-Bund	(20)	December 2025	(2,955,084)	(2,982,828)	(27,744)
U.S. Treasury Ultra Bonds	(25)	December 2025	(3,048,369)	(3,032,031)	16,338
Total Short Contracts					(22,084)
Net Unrealized Depreciation					$ (4,066)

1.	As of October 31, 2025, cash in the amount of $267,157 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
Bobl—Bundesobligation, the German word for federal government bond
EUR—Euro
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Candriam Emerging Markets Debt Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 8,630,347	$ —	$ 8,630,347
Foreign Government Bonds	—	125,483,961	—	125,483,961
Total Long-Term Bonds	—	134,114,308	—	134,114,308
Short-Term Investment
Unaffiliated Investment Company	2,388,985	—	—	2,388,985
Total Investments in Securities	2,388,985	134,114,308	—	136,503,293
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	276,823	—	276,823
Futures Contracts	60,298	—	—	60,298
Total Other Financial Instruments	60,298	276,823	—	337,121
Total Investments in Securities and Other Financial Instruments	$ 2,449,283	$ 134,391,131	$ —	$ 136,840,414
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (65,471)	$ —	$ (65,471)
Futures Contracts	(64,364)	—	—	(64,364)
Total Other Financial Instruments	$ (64,364)	$ (65,471)	$ —	$ (129,835)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $132,335,867) including securities on loan of $2,287,736	$136,503,293
Cash	694,318
Cash denominated in foreign currencies (identified cost $131,365)	124,614
Cash collateral on deposit at broker for futures contracts	267,157
Cash collateral on deposit at broker for forward contracts	890,000
Receivables:
Interest	2,075,125
Variation margin on futures contracts	1,384,039
Fund shares sold	51,528
Securities lending	552
Unrealized appreciation on foreign currency forward contracts	276,823
Other assets	39,717
Total assets	142,307,166
Liabilities
Cash collateral received for securities on loan	2,388,985
Payables:
Investment securities purchased	954,500
Manager (See Note 3)	79,389
Fund shares redeemed	73,839
Transfer agent (See Note 3)	29,429
NYLIFE Distributors (See Note 3)	11,151
Custodian	8,098
Shareholder communication	827
Professional fees	627
Trustees	162
Accrued expenses	579
Distributions payable	10,261
Unrealized depreciation on foreign currency forward contracts	65,471
Total liabilities	3,623,318
Net assets	$138,683,848
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$168,874
Additional paid-in-capital	175,346,000
175,514,874
Total distributable earnings (loss)	(36,831,026)
Net assets	$138,683,848
Class A
Net assets applicable to outstanding shares	$42,245,212
Shares of beneficial interest outstanding	5,152,607
Net asset value per share outstanding	$8.20
Maximum sales charge (4.50% of offering price)	0.39
Maximum offering price per share outstanding	$8.59
Investor Class
Net assets applicable to outstanding shares	$8,366,891
Shares of beneficial interest outstanding	1,006,630
Net asset value per share outstanding	$8.31
Maximum sales charge (4.00% of offering price)	0.35
Maximum offering price per share outstanding	$8.66
Class C
Net assets applicable to outstanding shares	$458,440
Shares of beneficial interest outstanding	57,409
Net asset value and offering price per share outstanding	$7.99
Class I
Net assets applicable to outstanding shares	$87,613,305
Shares of beneficial interest outstanding	10,670,791
Net asset value and offering price per share outstanding	$8.21

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Candriam Emerging Markets Debt Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest (net of foreign tax withholding of $17,325)	$7,762,800
Securities lending, net	12,261
Total income	7,775,061
Expenses
Manager (See Note 3)	796,424
Transfer agent (See Note 3)	140,124
Distribution/Service—Class A (See Note 3)	103,865
Distribution/Service—Investor Class (See Note 3)	21,216
Distribution/Service—Class C (See Note 3)	4,947
Registration	63,914
Professional fees	59,996
Custodian	49,491
Shareholder communication	7,434
Trustees	3,058
Miscellaneous	7,954
Total expenses before waiver/reimbursement	1,258,423
Expense waiver/reimbursement from Manager (See Note 3)	(105,177)
Net expenses	1,153,246
Net investment income (loss)	6,621,815
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	1,702,595
Futures transactions	(262,456)
Foreign currency transactions	1,336,025
Foreign currency forward transactions	(1,271,709)
Net realized gain (loss)	1,504,455
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	5,092,595
Futures contracts	(14,970)
Foreign currency forward contracts	(511)
Translation of other assets and liabilities in foreign currencies	21,746
Net change in unrealized appreciation (depreciation)	5,098,860
Net realized and unrealized gain (loss)	6,603,315
Net increase (decrease) in net assets resulting from operations	$13,225,130
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$6,621,815	$3,621,549
Net realized gain (loss)	1,504,455	(4,284,003)
Net change in unrealized appreciation (depreciation)	5,098,860	11,789,847
Net increase (decrease) in net assets resulting from operations	13,225,130	11,127,393
Distributions to shareholders:
Class A	(3,049,957)	(3,666,738)
Investor Class	(586,483)	(686,211)
Class B(a)	—	(8,081)
Class C	(32,114)	(60,384)
Class I	(3,973,274)	(741,340)
Total distributions to shareholders	(7,641,828)	(5,162,754)
Capital share transactions:
Net proceeds from sales of shares	105,228,078	18,529,349
Net asset value of shares issued to shareholders in reinvestment of distributions	7,466,468	4,948,973
Cost of shares redeemed	(41,678,329)	(23,464,395)
Increase (decrease) in net assets derived from capital share transactions	71,016,217	13,927
Net increase (decrease) in net assets	76,599,519	5,978,566
Net Assets
Beginning of year	62,084,329	56,105,763
End of year	$138,683,848	$62,084,329

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Candriam Emerging Markets Debt Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.93	$7.19	$6.88	$9.73	$9.81
Net investment income (loss) (a)	0.45	0.45	0.41	0.38	0.36
Net realized and unrealized gain (loss)	0.40	0.93	0.29	(2.73)	0.04
Total from investment operations	0.85	1.38	0.70	(2.35)	0.40
Less distributions:
From net investment income	(0.58)	(0.64)	(0.39)	(0.46)	(0.48)
Return of capital	—	—	—	(0.04)	—
Total distributions	(0.58)	(0.64)	(0.39)	(0.50)	(0.48)
Net asset value at end of year	$8.20	$7.93	$7.19	$6.88	$9.73
Total investment return (b)	11.27%	19.68%	10.21%	(24.93)%	4.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.75%	5.80%	5.57%	4.53%	3.58%
Net expenses (c)	1.15%	1.15%	1.15%	1.15%	1.16%
Expenses (before waiver/reimbursement) (c)	1.23%	1.40%	1.46%	1.36%	1.31%
Portfolio turnover rate	104%	89%	133%	116%	112%
Net assets at end of year (in 000’s)	$42,245	$43,321	$43,665	$48,053	$81,092

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.03	$7.28	$6.96	$9.84	$9.91
Net investment income (loss) (a)	0.43	0.42	0.38	0.35	0.33
Net realized and unrealized gain (loss)	0.40	0.94	0.30	(2.77)	0.04
Total from investment operations	0.83	1.36	0.68	(2.42)	0.37
Less distributions:
From net investment income	(0.55)	(0.61)	(0.36)	(0.43)	(0.44)
Return of capital	—	—	—	(0.03)	—
Total distributions	(0.55)	(0.61)	(0.36)	(0.46)	(0.44)
Net asset value at end of year	$8.31	$8.03	$7.28	$6.96	$9.84
Total investment return (b)	10.86%	19.06%	9.73%	(25.27)%	3.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.41%	5.36%	5.09%	4.14%	3.21%
Net expenses (c)	1.49%	1.60%	1.64%	1.56%	1.53%
Expenses (before waiver/reimbursement) (c)	1.76%	1.87%	1.95%	1.78%	1.70%
Portfolio turnover rate	104%	89%	133%	116%	112%
Net assets at end of year (in 000's)	$8,367	$8,869	$8,436	$8,670	$12,806

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.73	$7.03	$6.74	$9.54	$9.63
Net investment income (loss) (a)	0.36	0.35	0.31	0.27	0.25
Net realized and unrealized gain (loss)	0.39	0.90	0.28	(2.67)	0.03
Total from investment operations	0.75	1.25	0.59	(2.40)	0.28
Less distributions:
From net investment income	(0.49)	(0.55)	(0.30)	(0.37)	(0.37)
Return of capital	—	—	—	(0.03)	—
Total distributions	(0.49)	(0.55)	(0.30)	(0.40)	(0.37)
Net asset value at end of year	$7.99	$7.73	$7.03	$6.74	$9.54
Total investment return (b)	10.21%	18.13%	8.96%	(25.90)%	2.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.67%	4.60%	4.34%	3.31%	2.52%
Net expenses (c)	2.25%	2.35%	2.39%	2.31%	2.28%
Expenses (before waiver/reimbursement) (c)	2.51%	2.62%	2.70%	2.52%	2.45%
Portfolio turnover rate	104%	89%	133%	116%	112%
Net assets at end of year (in 000’s)	$458	$619	$878	$1,358	$3,511

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.94	$7.20	$6.89	$9.75	$9.82
Net investment income (loss) (a)	0.47	0.48	0.43	0.40	0.39
Net realized and unrealized gain (loss)	0.40	0.92	0.29	(2.74)	0.05
Total from investment operations	0.87	1.40	0.72	(2.34)	0.44
Less distributions:
From net investment income	(0.60)	(0.66)	(0.41)	(0.48)	(0.51)
Return of capital	—	—	—	(0.04)	—
Total distributions	(0.60)	(0.66)	(0.41)	(0.52)	(0.51)
Net asset value at end of year	$8.21	$7.94	$7.20	$6.89	$9.75
Total investment return (b)	11.58%	20.00%	10.52%	(24.75)%	4.42%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.93%	6.11%	5.88%	4.89%	3.86%
Net expenses (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (before waiver/reimbursement) (c)	0.93%	1.15%	1.21%	1.12%	1.06%
Portfolio turnover rate	104%	89%	133%	116%	112%
Net assets at end of year (in 000’s)	$87,613	$9,275	$2,892	$3,637	$5,729

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Candriam Emerging Markets Debt Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Candriam Emerging Markets Debt Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 1, 1998
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	August 31, 2007
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on

15

Notes to Financial Statements (continued)
an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

16	NYLI Candriam Emerging Markets Debt Fund

Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities, to the extent the Fund held any such securities during the year ended October 31, 2025, is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from
17

Notes to Financial Statements (continued)
non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial

18	NYLI Candriam Emerging Markets Debt Fund

instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) High Yield and General Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund’s principal investments include high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions or interest rate changes, these securities may experience higher than normal default rates.
(L) Foreign Securities Risk and Emerging Markets Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign
19

Notes to Financial Statements (continued)
regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value.
The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
(M) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(N) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(O) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities as well as help manage the duration and yield curve positioning of the portfolio.
The Fund also entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates.
Fair value of derivative instruments as of October 31, 2025:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$60,298	$60,298
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	276,823	—	276,823
Total Fair Value	$276,823	$60,298	$337,121

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(64,364)	$(64,364)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(65,471)	—	(65,471)
Total Fair Value	$(65,471)	$(64,364)	$(129,835)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

20	NYLI Candriam Emerging Markets Debt Fund

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$(262,456)	$(262,456)
Forward Transactions	(1,271,709)	—	(1,271,709)
Total Net Realized Gain (Loss)	$(1,271,709)	$(262,456)	$(1,534,165)

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$(14,970)	$(14,970)
Forward Contracts	(511)	—	(511)
Total Net Change in Unrealized Appreciation (Depreciation)	$(511)	$(14,970)	$(15,481)

Average Notional Amount	Total
Futures Contracts Long	$18,449,745
Futures Contracts Short	$(6,478,931)
Forward Contracts Long (a)	$1,706,754
Forward Contracts Short	$(14,819,608)

(a)	Positions were open for six months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Candriam, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% to $500 million and 0.65% in excess of $500 million. During the year ended October 31, 2025, the effective management fee rate was 0.70% of the
Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 1.15% and Class I, 0.85%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to the Investor Class and Class C shares. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $796,424 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $105,177 and paid the Subadvisor fees in the amount of $353,990.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
21

Notes to Financial Statements (continued)
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $1,328 and $1,634, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $5 and $8, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$34,166	$—
Investor Class	51,901	(15,809)
Class C	3,027	(923)
Class I	51,030	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$132,515,858	$6,305,724	$(1,885,198)	$4,420,526
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$903,079	$(39,681,748)	$(2,057,531)	$4,005,174	$(36,831,026)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of forwards, wash sales and straddle loss deferral adjustments. The other temporary differences are primarily due to interest accruals on defaulted securities.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$2,252	$(2,252)
The reclassifications for the Fund are primarily due to non deductible expenses.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $39,248,658, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$9,770	$29,479
The Fund utilized $1,089,655 of capital loss carryforwards during the year ended October 31, 2025.

22	NYLI Candriam Emerging Markets Debt Fund

During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$7,641,828	$5,162,754
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $177,390 and $110,037, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,679,413	$12,961,990
Shares issued to shareholders in reinvestment of distributions	368,461	2,885,323
Shares redeemed	(2,456,977)	(19,158,287)
Net increase (decrease) in shares outstanding before conversion	(409,103)	(3,310,974)
Shares converted into Class A (See Note 1)	96,039	758,837
Net increase (decrease)	(313,064)	$(2,552,137)
Year ended October 31, 2024:
Shares sold	1,391,705	$10,854,675
Shares issued to shareholders in reinvestment of distributions	446,056	3,466,294
Shares redeemed	(2,541,762)	(19,778,397)
Net increase (decrease) in shares outstanding before conversion	(704,001)	(5,457,428)
Shares converted into Class A (See Note 1)	97,109	759,088
Net increase (decrease)	(606,892)	$(4,698,340)

23

Notes to Financial Statements (continued)
Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	41,978	$326,461
Shares issued to shareholders in reinvestment of distributions	73,059	579,750
Shares redeemed	(126,801)	(1,005,384)
Net increase (decrease) in shares outstanding before conversion	(11,764)	(99,173)
Shares converted into Investor Class (See Note 1)	5,452	43,847
Shares converted from Investor Class (See Note 1)	(92,059)	(737,334)
Net increase (decrease)	(98,371)	$(792,660)
Year ended October 31, 2024:
Shares sold	26,281	$207,129
Shares issued to shareholders in reinvestment of distributions	86,209	678,197
Shares redeemed	(115,113)	(908,405)
Net increase (decrease) in shares outstanding before conversion	(2,623)	(23,079)
Shares converted into Investor Class (See Note 1)	17,631	136,839
Shares converted from Investor Class (See Note 1)	(69,458)	(553,175)
Net increase (decrease)	(54,450)	$(439,415)

Class B(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	—	$50
Shares issued to shareholders in reinvestment of distributions	1,076	8,081
Shares redeemed	(876)	(6,400)
Net increase (decrease) in shares outstanding before conversion	200	1,731
Shares converted from Class B (See Note 1)	(33,697)	(250,128)
Net increase (decrease)	(33,497)	$(248,397)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,317	$10,058
Shares issued to shareholders in reinvestment of distributions	4,208	32,095
Shares redeemed	(19,629)	(150,496)
Net increase (decrease) in shares outstanding before conversion	(14,104)	(108,343)
Shares converted from Class C (See Note 1)	(8,507)	(65,350)
Net increase (decrease)	(22,611)	$(173,693)
Year ended October 31, 2024:
Shares sold	1,811	$13,735
Shares issued to shareholders in reinvestment of distributions	7,970	60,361
Shares redeemed	(42,586)	(323,666)
Net increase (decrease) in shares outstanding before conversion	(32,805)	(249,570)
Shares converted from Class C (See Note 1)	(12,091)	(92,290)
Net increase (decrease)	(44,896)	$(341,860)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	11,753,252	$91,929,569
Shares issued to shareholders in reinvestment of distributions	504,768	3,969,300
Shares redeemed	(2,755,313)	(21,364,162)
Net increase (decrease)	9,502,707	$74,534,707
Year ended October 31, 2024:
Shares sold	986,064	$7,453,760
Shares issued to shareholders in reinvestment of distributions	94,508	736,040
Shares redeemed	(313,978)	(2,447,527)
Net increase (decrease) in shares outstanding before conversion	766,594	5,742,273
Shares converted from Class I (See Note 1)	(44)	(334)
Net increase (decrease)	766,550	$5,741,939

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is

24	NYLI Candriam Emerging Markets Debt Fund

equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Candriam Emerging Markets Debt Fund (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
26	NYLI Candriam Emerging Markets Debt Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
27

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
28

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
At its September 16, 2025 meeting, the Board of Trustees of The New York Life Investments Funds (“Board” of the “Trust”), including the Trustees who are not an “interested person” (as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”) of the Trust (“Independent Trustees”) voting separately, unanimously approved the Subadvisory Agreement between New York Life Investment Management LLC (“New York Life Investments”) and Candriam with respect to the NYLI Candriam Emerging Markets Debt Fund (“Fund”) (“Subadvisory Agreement”).
The Board was asked to consider the approval of the Subadvisory Agreement in anticipation of the anticipated acquisition of approximately 33% of the issued and outstanding equity shares of Candriam by Belfius Bank SA, which was deemed to constitute a change of control of Candriam, and, as required by the 1940 Act, result in the corresponding automatic termination of the previous subadvisory agreement between New York Life Investments and Candriam with respect to the Fund. Under the terms of an exemptive order and a no-action position issued by the staff of the Securities and Exchange Commission, New York Life Investments, on behalf of the Fund and subject to the approval of the Board, is permitted to retain and materially amend subadvisory agreements with subadvisors that are not “wholly-owned subsidiaries” (as such term is defined in the 1940 Act) of New York Life Investments (or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments) but are otherwise an “affiliated person” (as such term is defined in the 1940 Act) of New York Life Investments, without shareholder approval. This authority is subject to certain conditions.
In reaching the decision to approve the Subadvisory Agreement, the Board considered information and materials furnished by New York Life Investments and Candriam in connection with the Board’s consideration of the previous subadvisory agreement between New York Life Investments and Candriam, on behalf of the Fund (“Prior Contract Review Process”), as well as other information furnished to the Board and its Committees throughout the year and provided by Candriam specifically in connection with the change of control of Candriam, as deemed relevant and appropriate by the Trustees. The Board considered information furnished by New York Life Investments and Candriam in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. In addition, the Board considered its experience with Candriam and knowledge of Candriam’s capabilities and resources, including in connection with the Prior Contract Review Process. The Board also considered representations from Candriam that the change of control of Candriam is not expected to have an impact on the nature, extent and quality of services provided by Candriam. The Board noted that there were no material differences between the previous subadvisory agreement between New York Life Investments and Candriam and the Subadvisory Agreement. In addition, the Trustees considered the anticipated impact of the acquisition of approximately 33% of the issued and outstanding equity shares of Candriam by Belfius Bank SA, including with respect to Candriam’s resources and capabilities.
In considering the Subadvisory Agreement, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. The factors considered by the Board are described in greater detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to the Fund by Candriam; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund and Candriam; (iii) the costs of the services to be provided, and profits to be realized, by Candriam with respect to its relationship with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s subadvisory fees and total ordinary operating expenses.
Although individual Trustees may have weighed certain factors or information differently, the Board’s decision to approve the Subadvisory Agreement was based on a consideration of information provided to the Board throughout the year and during the Prior Contract Review Process, as well as information provided to the Board specifically in connection with its review of the Subadvisory Agreement. The Board’s decision with respect to the Subadvisory Agreement may have also been based, in part, on the Board’s knowledge of Candriam resulting from, among other things, the Board’s consideration of the advisory agreements for other funds in the New York Life Investments Group of Funds and the previous subadvisory agreement with respect to the Fund, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. The factors that figured prominently in the Board’s decision to approve the Subadvisory Agreement during its September 16, 2025 meeting are summarized in more detail below, and the Board did not consider any factor or information controlling in reaching such decision.
Nature, Extent and Quality of Services to Be Provided by Candriam
In considering the Subadvisory Agreement, the Board examined the nature, extent and quality of the investment advisory services that Candriam historically had provided to the Fund. Based on information provided to the Board, the Board acknowledged Candriam’s historical service to the Fund and took note of the experience of Candriam’s portfolio managers, the number of accounts managed by the portfolio managers and Candriam’s method for compensating the portfolio managers. The Board considered Candriam’s continued willingness to invest in personnel and other resources to service and support the Fund.

29

The Board also considered the experience of senior management and administrative personnel at Candriam and Candriam’s overall resources, legal and compliance environment, capabilities and history. Based on these considerations, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year, including information showing the Fund’s investment performance compared to the Fund’s relevant benchmark. The Board also considered information provided to the Board showing the investment performance of the Fund as compared to peer funds. In addition, the Board considered the strength of Candriam’s resources. Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the Subadvisory Agreement.
Costs of the Services to be Provided, and Profits to be Realized, by Candriam
Because Candriam is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the Fund, the Board considered cost and profitability information for New York Life Investments and Candriam in the aggregate. In evaluating the costs of the services to be provided by Candriam and profits expected to be realized by Candriam due to its relationship with the Fund, the Board considered, among other factors, Candriam’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund. The Board also considered the financial resources of Candriam and acknowledged that Candriam must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for Candriam to continue to provide high-quality services to the Fund.
The Board also considered certain fall-out benefits that may be realized by Candriam and its affiliates due to its relationship with the Fund, including reputational and other indirect benefits.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits to be realized by Candriam due to its relationship with the Fund are not excessive and other expected benefits that may accrue to Candriam are reasonable.
Subadvisory Fee and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under the Subadvisory Agreement and the Fund’s total ordinary operating expenses, taking into account information provided to the Board. The Board considered that the fee to be paid to Candriam under the Subadvisory Agreement is paid by New York Life Investments, not the Fund, and will result in no increase in the Fund’s expenses and is the same subadvisory fee as paid under the previous subadvisory agreement.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s expense structure permits economies of scale, if any, to be appropriately shared with the Fund’s shareholders, taking into account information provided to the Board. Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the Subadvisory Agreement.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI MacKay High Yield Corporate Bond Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 94.0%
Convertible Bonds 0.4%
Energy-Alternate Sources 0.1%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 16,000,000	$ 15,720,000
Media 0.3%
Cable One, Inc.
(zero coupon), due 3/15/26	6,000,000	5,859,000
1.125%, due 3/15/28	29,800,000	25,181,000
		31,040,000
Total Convertible Bonds (Cost $50,433,291)		46,760,000
Corporate Bonds 86.7%
Advertising 1.2%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	7,690,000	7,930,376
7.75%, due 4/15/28	17,605,000	17,471,711
Lamar Media Corp.
3.625%, due 1/15/31	32,590,000	30,492,847
3.75%, due 2/15/28	11,750,000	11,426,285
4.00%, due 2/15/30	33,500,000	32,145,886
4.875%, due 1/15/29	11,500,000	11,398,761
Outfront Media Capital LLC (a)
4.625%, due 3/15/30	5,650,000	5,457,890
5.00%, due 8/15/27	10,000,000	9,959,757
7.375%, due 2/15/31	5,000,000	5,281,824
		131,565,337
Aerospace & Defense 3.0%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	11,500,000	11,873,808
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	13,150,000	13,129,420
TransDigm, Inc.
4.625%, due 1/15/29	24,500,000	24,098,153
4.875%, due 5/1/29	13,245,000	13,123,053
6.00%, due 1/15/33 (a)	28,500,000	28,952,666
6.375%, due 3/1/29 (a)	78,065,000	80,187,197
6.375%, due 5/31/33 (a)	50,940,000	51,924,772
6.625%, due 3/1/32 (a)	33,150,000	34,279,719
6.75%, due 8/15/28 (a)	31,380,000	31,999,033
6.75%, due 1/31/34 (a)	19,950,000	20,673,846
	Principal Amount	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.875%, due 12/15/30 (a)	$ 12,250,000	$ 12,718,109
7.125%, due 12/1/31 (a)	11,560,000	12,060,155
		335,019,931
Agriculture 0.1%
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	5,750,000	5,811,508
Airlines 0.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,499,998	1,503,811
5.75%, due 4/20/29	10,000,000	10,089,470
Delta Air Lines, Inc.
7.375%, due 1/15/26	7,000,000	7,019,859
		18,613,140
Apparel 0.1%
William Carter Co. (The)
7.375%, due 2/15/31 (a)(b)	9,190,000	9,145,691
Auto Manufacturers 0.7%
General Motors Financial Co., Inc.
5.25%, due 3/1/26	5,000,000	5,003,711
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	57,540,000	60,213,423
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	15,385,000	13,306,307
		78,523,441
Auto Parts & Equipment 2.3%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	3,000,000	3,070,743
8.25%, due 4/15/31	6,250,000	6,528,870
American Axle & Manufacturing, Inc. (a)
6.375%, due 10/15/32	9,000,000	9,026,760
7.75%, due 10/15/33	10,240,000	10,254,422
Clarios Global LP
6.75%, due 2/15/30 (a)	5,000,000	5,183,400
Forvia SE
6.75%, due 9/15/33 (a)	7,000,000	7,100,604
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	16,800,000	17,680,572
IHO Verwaltungs GmbH (a)(c)
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	40,980,000	40,829,747

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH (a)(c) (continued)
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	$ 39,000,000	$ 40,403,064
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32	18,655,000	19,450,654
Phinia, Inc. (a)
6.625%, due 10/15/32	8,910,000	9,165,236
6.75%, due 4/15/29	16,150,000	16,660,550
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	37,125,000	22,200,379
Tenneco, Inc.
8.00%, due 11/17/28 (a)	23,685,000	23,620,380
ZF North America Capital, Inc.
7.50%, due 3/24/31 (a)	24,700,000	23,751,282
		254,926,663
Banks 0.1%
Walker & Dunlop, Inc.
6.625%, due 4/1/33 (a)	6,000,000	6,140,118
Building Materials 1.5%
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	33,075,000	34,002,125
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	30,195,000	30,016,877
Knife River Corp.
7.75%, due 5/1/31 (a)	18,540,000	19,421,911
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	7,500,000	7,779,705
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	54,355,000	56,377,658
6.75%, due 3/1/33	18,500,000	19,250,323
		166,848,599
Chemicals 3.4%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	37,961,826	13,921,770
11.175% (10.425% Cash or 11.175% PIK), due 9/30/29	16,192,856	14,745,957
Avient Corp.
7.125%, due 8/1/30 (a)	11,745,000	12,088,107
	Principal Amount	Value

Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV
7.25%, due 2/15/31 (a)	$ 4,000,000	$ 4,193,844
Celanese US Holdings LLC (d)
6.665%, due 7/15/27	1,909,000	1,959,640
6.83%, due 7/15/29	2,500,000	2,553,350
6.85%, due 11/15/28	3,000,000	3,107,457
6.879%, due 7/15/32	10,000,000	10,047,930
7.05%, due 11/15/30	11,000,000	11,193,897
7.20%, due 11/15/33	2,500,000	2,563,360
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(c)	25,737,855	14,168,540
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	55,115,550	52,359,772
Inversion Escrow Issuer LLC
6.75%, due 8/1/32 (a)	17,075,000	16,672,184
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	4,700,000	4,554,478
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	24,000,000	24,054,336
7.00%, due 12/1/31	8,385,000	8,894,556
8.50%, due 11/15/28	14,360,000	15,054,191
9.00%, due 2/15/30	22,710,000	24,285,506
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	14,022,000	14,271,732
7.25%, due 2/15/33	17,300,000	17,219,890
Qnity Electronics, Inc. (a)
5.75%, due 8/15/32	15,335,000	15,605,402
6.25%, due 8/15/33	11,525,000	11,835,702
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	10,000,000	9,890,718
SCIL IV LLC
5.375%, due 11/1/26 (a)	9,000,000	8,984,269
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	44,380,000	43,640,110
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33 (a)	17,840,000	17,854,272
		375,720,970
Coal 0.2%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	17,000,000	17,991,083

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Coal (continued)
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	$ 6,625,000	$ 6,103,920
		24,095,003
Commercial Services 3.9%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	2,750,000	2,491,829
AMN Healthcare, Inc.
6.50%, due 1/15/31 (a)	9,225,000	9,247,168
Belron UK Finance plc
5.75%, due 10/15/29 (a)	13,360,000	13,535,925
Block, Inc.
5.625%, due 8/15/30 (a)	15,595,000	15,830,625
6.00%, due 8/15/33 (a)	13,290,000	13,588,972
6.50%, due 5/15/32	2,950,000	3,060,784
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	31,724,000	30,551,970
4.875%, due 7/1/29	69,596,000	64,925,009
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	23,880,000	24,272,209
GEO Group, Inc. (The)
8.625%, due 4/15/29	5,000,000	5,276,590
10.25%, due 4/15/31	15,250,000	16,700,321
Graham Holdings Co.
5.75%, due 6/1/26 (a)	43,445,000	43,422,578
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	8,605,000	9,006,673
Korn Ferry
4.625%, due 12/15/27 (a)	9,685,000	9,608,542
Matthews International Corp.
8.625%, due 10/1/27 (a)	12,100,000	12,458,571
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	16,375,000	16,538,427
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	30,274,000	29,597,010
OT Midco, Inc.
10.00%, due 2/15/30 (a)	23,155,000	13,546,269
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	7,420,000	7,582,350
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	14,800,000	15,355,710
United Rentals North America, Inc.
3.875%, due 2/15/31	8,885,000	8,435,241
4.875%, due 1/15/28	12,760,000	12,750,388
	Principal Amount	Value

Commercial Services (continued)
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	$ 19,500,000	$ 19,244,398
6.625%, due 6/15/29	14,250,000	14,671,387
6.625%, due 4/15/30	9,000,000	9,306,981
7.375%, due 10/1/31	10,515,000	11,005,008
		432,010,935
Computers 0.5%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	25,050,000	26,069,660
CACI International, Inc.
6.375%, due 6/15/33 (a)	16,600,000	17,259,352
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	6,000,000	6,353,718
Gartner, Inc.
3.75%, due 10/1/30 (a)	5,000,000	4,730,366
McAfee Corp.
7.375%, due 2/15/30 (a)	7,485,000	6,852,072
		61,265,168
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	22,500,000	21,369,564
5.50%, due 6/1/28	20,505,000	20,476,268
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	19,190,000	19,351,983
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	40,485,000	37,558,971
5.125%, due 1/15/28	26,880,000	26,795,608
		125,552,394
Distribution & Wholesale 0.6%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	7,455,000	7,234,761
Gates Corp.
6.875%, due 7/1/29 (a)	3,215,000	3,337,845
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	13,290,000	13,569,848
7.75%, due 3/15/31	29,540,000	30,828,801
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	14,165,000	13,927,692
		68,898,947
Diversified Financial Services 3.5%
Aretec Group, Inc. (a)
7.50%, due 4/1/29	19,867,000	20,030,168
10.00%, due 8/15/30	11,600,000	12,621,415
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	4,000,000	4,249,219
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Enact Holdings, Inc.
6.25%, due 5/28/29	$ 5,750,000	$ 6,017,799
Jane Street Group (a)
6.125%, due 11/1/32	47,310,000	48,141,520
6.75%, due 5/1/33	11,530,000	12,027,748
7.125%, due 4/30/31	58,500,000	61,388,028
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	18,850,000	17,848,634
Osaic Holdings, Inc. (a)
6.75%, due 8/1/32	21,435,000	22,144,413
8.00%, due 8/1/33	7,550,000	7,745,862
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	9,500,000	9,224,032
5.75%, due 9/15/31	7,000,000	6,983,217
6.75%, due 2/15/34	11,100,000	11,377,333
6.875%, due 2/15/33	5,000,000	5,172,187
7.125%, due 11/15/30	17,000,000	17,798,626
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	11,025,000	11,419,232
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	6,565,000	6,918,118
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	16,980,000	17,514,921
6.375%, due 8/1/33	12,205,000	12,714,315
Stonex Escrow Issuer LLC
6.875%, due 7/15/32 (a)	27,290,000	28,234,343
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	37,305,000	39,509,614
UWM Holdings LLC
6.25%, due 3/15/31 (a)	13,675,000	13,650,399
		392,731,143
Electric 4.5%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	12,000,000	12,331,044
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	24,940,000	24,800,374
Edison International
Series A
5.375% (5 Year Treasury Constant Maturity Rate + 4.698%), due 3/9/26 (e)(f)	15,480,000	15,326,395
EUSHI Finance, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 2.509%), due 4/1/56 (e)	10,100,000	10,055,070
	Principal Amount	Value

Electric (continued)
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/28 (a)(c)(g)	$ 5,295,739	$ 5,025,656
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	10,500,000	10,022,503
Lightning Power LLC
7.25%, due 8/15/32 (a)	38,415,000	40,691,396
NRG Energy, Inc. (a)
5.75%, due 1/15/34	24,520,000	24,692,877
6.00%, due 2/1/33	12,500,000	12,751,025
6.00%, due 1/15/36	41,995,000	42,717,850
6.25%, due 11/1/34	7,000,000	7,207,242
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	6,000,000	5,850,135
PG&E Corp.
5.00%, due 7/1/28	19,310,000	19,175,363
5.25%, due 7/1/30	15,000,000	14,844,078
Talen Energy Supply LLC (a)
6.25%, due 2/1/34	24,550,000	25,174,780
6.50%, due 2/1/36	29,385,000	30,434,140
8.625%, due 6/1/30	55,045,000	58,410,066
TransAlta Corp.
7.75%, due 11/15/29	15,150,000	15,775,998
Vistra Corp. (a)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	10,280,000	10,381,895
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	35,500,000	36,371,241
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	10,650,000	11,186,132
VoltaGrid LLC
7.375%, due 11/1/30 (a)	16,490,000	16,771,186
XPLR Infrastructure Operating Partners LP (a)
3.875%, due 10/15/26	11,542,000	11,371,692
4.50%, due 9/15/27	9,450,000	9,242,694
7.25%, due 1/15/29	4,000,000	4,114,668
8.375%, due 1/15/31	17,090,000	17,880,874
8.625%, due 3/15/33	14,190,000	14,888,404
		507,494,778

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Electrical Components & Equipment 0.4%
EnerSys
6.625%, due 1/15/32 (a)	$ 10,000,000	$ 10,278,170
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,500,000	7,748,768
6.375%, due 3/15/33	7,300,000	7,625,784
6.625%, due 3/15/32	19,720,000	20,611,344
		46,264,066
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	12,000,000	12,116,400
Engineering & Construction 0.9%
AECOM
6.00%, due 8/1/33 (a)	24,730,000	25,379,410
Arcosa, Inc.
6.875%, due 8/15/32 (a)	23,860,000	24,988,363
Artera Services LLC
8.50%, due 2/15/31 (a)	17,230,000	14,869,302
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	14,928,000	14,449,385
Weekley Homes LLC
4.875%, due 9/15/28 (a)	21,580,000	21,076,256
		100,762,716
Entertainment 4.5%
Affinity Interactive
6.875%, due 12/15/27 (a)	12,395,000	6,167,876
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	20,480,000	20,082,987
Brightstar Lottery plc
6.25%, due 1/15/27 (a)	6,900,000	6,968,324
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	29,875,000	28,499,955
6.50%, due 2/15/32	9,000,000	9,074,943
7.00%, due 2/15/30	19,750,000	20,321,150
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	51,025,000	50,565,877
5.50%, due 4/1/27	40,174,000	40,159,554
5.75%, due 4/1/30	27,000,000	27,082,998
6.75%, due 5/1/31	12,800,000	13,087,245
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	5,000,000	5,062,500
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	26,374,000	25,549,813
6.75%, due 2/15/29	8,775,000	8,493,761
	Principal Amount	Value

Entertainment (continued)
Light & Wonder International, Inc. (a)
6.25%, due 10/1/33	$ 13,330,000	$ 13,271,081
7.25%, due 11/15/29	15,665,000	16,071,021
7.50%, due 9/1/31	18,000,000	18,685,314
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	12,000,000	11,961,463
6.50%, due 5/15/27	39,280,000	39,616,040
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	12,050,000	10,097,247
Motion Bondco DAC
6.625%, due 11/15/27 (a)	20,500,000	19,841,384
Motion Finco SARL
8.375%, due 2/15/32 (a)	15,185,000	12,772,705
Rivers Enterprise Borrower LLC
6.625%, due 2/1/33 (a)	20,000,000	20,211,900
Rivers Enterprise Lender LLC
6.25%, due 10/15/30 (a)	17,975,000	18,121,505
Voyager Parent LLC
9.25%, due 7/1/32 (a)	26,325,000	27,598,683
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	22,000,000	20,150,625
5.05%, due 3/15/42	12,700,000	10,194,671
		499,710,622
Environmental Control 0.3%
Clean Harbors, Inc.
5.75%, due 10/15/33 (a)	11,000,000	11,241,944
Luna 1.5 SARL
12.00%, due 7/1/32 (a)	12,100,000	12,543,076
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	12,000,000	12,473,088
		36,258,108
Food 1.8%
Albertsons Cos., Inc.
5.75%, due 3/31/34 (a)	9,275,000	9,315,867
C&S Group Enterprises LLC
5.00%, due 12/15/28 (a)	4,000,000	3,647,724
Chobani Holdco II LLC
8.75% (8.75% Cash or 9.50% PIK), due 10/1/29 (a)(c)	28,465,050	29,920,338
Chobani LLC
7.625%, due 7/1/29 (a)	21,750,000	22,620,109
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	19,509,000	20,148,017
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Food (continued)
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	$ 19,000,000	$ 18,529,682
5.50%, due 10/15/27	5,000,000	5,001,070
6.125%, due 9/15/32	13,250,000	13,603,749
Post Holdings, Inc. (a)
5.50%, due 12/15/29	5,000,000	5,002,510
6.375%, due 3/1/33	5,000,000	5,063,970
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	46,335,000	44,396,189
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	27,018,000	27,026,349
		204,275,574
Forest Products & Paper 0.6%
Mercer International, Inc.
5.125%, due 2/1/29	63,300,000	40,929,495
12.875%, due 10/1/28 (a)	25,375,000	21,067,523
		61,997,018
Gas 0.2%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(e)	20,545,000	21,061,421
Healthcare-Products 1.6%
180 Medical, Inc.
3.875%, due 10/15/29 (a)	4,075,000	3,936,340
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	31,040,000	32,436,800
Hologic, Inc. (a)
3.25%, due 2/15/29	38,100,000	37,608,506
4.625%, due 2/1/28	10,205,000	10,181,174
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	17,250,000	18,245,325
Teleflex, Inc.
4.25%, due 6/1/28 (a)	37,960,000	37,192,525
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	40,202,000	41,005,397
		180,606,067
Healthcare-Services 3.2%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	6,600,000	6,458,345
5.50%, due 7/1/28	9,340,000	9,278,985
	Principal Amount	Value

Healthcare-Services (continued)
DaVita, Inc. (a)
3.75%, due 2/15/31	$ 18,035,000	$ 16,558,317
4.625%, due 6/1/30	13,490,000	13,026,701
Encompass Health Corp.
4.50%, due 2/1/28	23,970,000	23,787,956
4.625%, due 4/1/31	9,200,000	8,974,871
4.75%, due 2/1/30	23,300,000	23,054,590
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	8,000,000	7,680,314
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	16,600,000	17,369,327
HCA, Inc.
7.50%, due 11/6/33	31,500,000	36,454,105
IQVIA, Inc. (a)
5.00%, due 10/15/26	29,113,000	29,068,437
5.00%, due 5/15/27	5,000,000	4,998,406
6.25%, due 6/1/32	40,300,000	42,003,320
6.50%, due 5/15/30	6,000,000	6,231,288
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	19,773,000	19,133,500
8.375%, due 2/15/32	20,120,000	21,725,375
10.00%, due 6/1/32	27,175,000	28,904,363
11.00%, due 10/15/30	22,800,000	25,139,338
Tenet Healthcare Corp.
6.125%, due 6/15/30	10,500,000	10,694,670
6.75%, due 5/15/31	10,000,000	10,374,800
		360,917,008
Holding Companies-Diversified 0.5%
Stena International SA (a)
7.25%, due 1/15/31	27,285,000	27,854,875
7.625%, due 2/15/31	30,250,000	30,987,918
		58,842,793
Home Builders 1.1%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	15,860,000	15,860,888
Century Communities, Inc.
3.875%, due 8/15/29 (a)	11,295,000	10,591,178
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	26,930,000	26,917,429
M/I Homes, Inc.
3.95%, due 2/15/30	4,000,000	3,809,251
4.95%, due 2/1/28	7,500,000	7,476,144
Shea Homes LP
4.75%, due 2/15/28	26,925,000	26,661,404
4.75%, due 4/1/29	6,250,000	6,116,736

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Home Builders (continued)
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	$ 12,500,000	$ 13,106,613
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	17,777,000	17,742,427
		128,282,070
Household Products & Wares 0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	15,620,000	14,838,786
4.125%, due 4/30/31 (a)	14,875,000	13,928,679
		28,767,465
Housewares 1.1%
Newell Brands, Inc.
6.375%, due 5/15/30	31,650,000	30,067,500
6.625%, due 5/15/32	14,000,000	13,160,000
8.50%, due 6/1/28 (a)	13,410,000	13,757,547
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	27,461,000	25,422,067
4.375%, due 2/1/32	19,465,000	17,994,334
4.50%, due 10/15/29	26,750,000	26,054,660
		126,456,108
Insurance 1.0%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	11,000,000	11,287,804
Broadstreet Partners Group LLC
5.875%, due 4/15/29 (a)	8,500,000	8,469,733
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	5,521,844
HUB International Ltd.
7.25%, due 6/15/30 (a)	10,000,000	10,439,980
MGIC Investment Corp.
5.25%, due 8/15/28	23,857,000	23,855,940
NMI Holdings, Inc.
6.00%, due 8/15/29	5,675,000	5,851,209
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	15,000,000	15,502,155
Ryan Specialty LLC
5.875%, due 8/1/32 (a)	19,710,000	20,038,783
USI, Inc.
7.50%, due 1/15/32 (a)	10,000,000	10,353,600
		111,321,048
Internet 0.9%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	25,000,000	24,900,287
	Principal Amount	Value

Internet (continued)
Cogent Communications Group LLC (a)
6.50%, due 7/1/32	$ 16,900,000	$ 16,138,897
7.00%, due 6/15/27	11,210,000	11,184,761
Gen Digital, Inc. (a)
6.25%, due 4/1/33	6,500,000	6,691,380
6.75%, due 9/30/27	10,000,000	10,154,930
7.125%, due 9/30/30	8,000,000	8,256,264
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	4,500,000	4,284,883
Match Group Holdings II LLC
6.125%, due 9/15/33 (a)	9,020,000	9,080,578
Netflix, Inc.
5.875%, due 11/15/28	7,000,000	7,364,337
		98,056,317
Investment Companies 0.3%
Ares Capital Corp.
5.50%, due 9/1/30	11,170,000	11,256,617
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	25,844,500	23,410,146
Icahn Enterprises LP
6.25%, due 5/15/26	2,554,000	2,552,548
		37,219,311
Iron & Steel 1.4%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	22,755,837
Big River Steel LLC
6.625%, due 1/31/29 (a)	41,082,000	41,151,059
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	30,150,000	31,212,938
8.00%, due 11/1/27	5,465,000	5,581,536
8.50%, due 5/1/30	24,729,000	25,780,675
9.25%, due 10/1/28	27,835,000	29,185,164
		155,667,209
Leisure Time 0.4%
Carnival Corp. (a)
5.75%, due 8/1/32	23,630,000	24,274,690
6.00%, due 5/1/29	2,000,000	2,030,000
7.00%, due 8/15/29	5,000,000	5,257,930
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	16,905,000	13,205,347
Royal Caribbean Cruises Ltd.
5.50%, due 4/1/28 (a)	5,000,000	5,084,981
		49,852,948
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Lodging 2.1%
Boyd Gaming Corp.
4.75%, due 12/1/27	$ 39,340,000	$ 39,132,736
4.75%, due 6/15/31 (a)	51,375,000	49,468,474
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	38,340,000	36,435,875
4.875%, due 1/15/30	41,960,000	41,899,401
5.75%, due 5/1/28 (a)	12,500,000	12,513,937
5.75%, due 9/15/33 (a)	12,425,000	12,657,969
5.875%, due 3/15/33 (a)	33,000,000	33,825,952
Wynn Macau Ltd.
6.75%, due 2/15/34 (a)	8,500,000	8,565,603
		234,499,947
Machinery—Construction & Mining 0.3%
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	28,856,000	28,427,619
Machinery-Diversified 0.9%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	9,200,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	12,000,000	12,514,812
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	16,750,000	17,713,458
Regal Rexnord Corp.
6.05%, due 2/15/26	5,350,000	5,365,758
6.05%, due 4/15/28	5,000,000	5,172,105
6.30%, due 2/15/30	4,000,000	4,233,744
6.40%, due 4/15/33	7,000,000	7,502,665
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	53,221,000	53,159,652
		105,662,194
Media 5.8%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	13,195,000	12,373,449
Cable One, Inc.
4.00%, due 11/15/30 (a)	12,195,000	9,634,175
CCO Holdings LLC
4.25%, due 2/1/31 (a)	27,090,000	24,519,661
4.25%, due 1/15/34 (a)	18,750,000	15,744,817
4.50%, due 8/15/30 (a)	23,500,000	22,029,234
4.50%, due 5/1/32	59,895,000	53,271,194
	Principal Amount	Value

Media (continued)
CCO Holdings LLC (continued)
4.75%, due 3/1/30 (a)	$ 31,835,000	$ 30,270,790
5.00%, due 2/1/28 (a)	24,000,000	23,759,124
5.125%, due 5/1/27 (a)	32,000,000	31,815,517
5.375%, due 6/1/29 (a)	12,495,000	12,331,612
CSC Holdings LLC (a)
5.50%, due 4/15/27	15,250,000	14,150,237
5.75%, due 1/15/30	20,500,000	7,682,088
6.50%, due 2/1/29	21,630,000	14,876,712
7.50%, due 4/1/28	11,650,000	7,820,758
11.25%, due 5/15/28	16,155,000	14,174,122
11.75%, due 1/31/29	18,750,000	14,811,759
Directv Financing LLC (a)
5.875%, due 8/15/27	15,243,000	15,243,716
8.875%, due 2/1/30	4,210,000	4,185,073
Discovery Communications LLC
3.625%, due 5/15/30	9,540,000	8,829,270
4.125%, due 5/15/29	18,000,000	17,412,480
Gray Media, Inc. (a)
7.25%, due 8/15/33	10,000,000	9,790,685
9.625%, due 7/15/32	13,400,000	13,466,012
10.50%, due 7/15/29	10,450,000	11,261,223
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	15,800,000	9,557,578
6.75%, due 10/15/27	56,917,000	35,601,014
Midcontinent Communications
8.00%, due 8/15/32 (a)	6,500,000	6,620,842
News Corp. (a)
3.875%, due 5/15/29	28,380,000	27,367,773
5.125%, due 2/15/32	13,545,000	13,407,780
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	3,500,000	3,164,617
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	22,700,000	23,133,343
Sirius XM Radio LLC (a)
5.00%, due 8/1/27	9,425,000	9,403,126
5.50%, due 7/1/29	8,140,000	8,151,404
TEGNA, Inc.
4.625%, due 3/15/28	5,000,000	4,935,007
Univision Communications, Inc.
9.375%, due 8/1/32 (a)	17,400,000	18,366,966
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	32,085,000	32,705,112
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	27,500,000	24,545,790
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	17,050,000	16,736,802

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	$ 6,000,000	$ 5,451,098
Ziggo BV
4.875%, due 1/15/30 (a)	17,000,000	16,045,442
		644,647,402
Metal Fabricate & Hardware 0.5%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	18,315,000	18,270,053
6.375%, due 6/15/30	14,615,000	14,888,798
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	13,100,000	13,371,432
Vallourec SACA
7.50%, due 4/15/32 (a)	10,000,000	10,628,740
		57,159,023
Mining 1.8%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	18,500,000	19,553,372
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	10,000,000	10,251,370
6.375%, due 9/15/32	18,020,000	18,648,105
Century Aluminum Co.
6.875%, due 8/1/32 (a)	23,640,000	24,303,740
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	15,735,000	16,375,776
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	24,350,000	24,399,455
First Quantum Minerals Ltd. (a)
7.25%, due 2/15/34	13,425,000	13,942,010
8.625%, due 6/1/31	8,500,000	8,902,016
9.375%, due 3/1/29	16,850,000	17,829,339
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	43,085,000	42,923,681
		197,128,864
Miscellaneous—Manufacturing 0.9%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	13,090,000	12,810,234
6.375%, due 3/15/33	10,790,000	11,166,949
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	25,750,000	26,713,113
Calderys Financing LLC
11.25%, due 6/1/28 (a)	13,900,000	14,685,697
	Principal Amount	Value

Miscellaneous—Manufacturing (continued)
Enpro, Inc.
6.125%, due 6/1/33 (a)	$ 7,000,000	$ 7,160,762
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	7,510,000	7,403,690
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	18,775,000	19,460,175
		99,400,620
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (a)	11,952,000	11,933,682
Oil & Gas 5.5%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	9,250,000	9,433,122
9.00%, due 11/1/27	11,295,000	13,310,367
Chord Energy Corp. (a)
6.00%, due 10/1/30	14,500,000	14,534,508
6.75%, due 3/15/33	1,615,000	1,649,206
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	14,790,000	14,661,914
6.75%, due 3/1/29	14,000,000	13,862,586
Constellation Oil Services Holding SA
9.375%, due 11/7/29 (a)	4,860,000	5,000,940
Crescent Energy Finance LLC
7.625%, due 4/1/32 (a)	7,000,000	6,786,805
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	29,785,000	31,620,977
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	13,955,000	14,248,281
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	6,000,000	5,887,847
6.00%, due 2/1/31	12,845,000	12,161,914
Matador Resources Co. (a)
6.25%, due 4/15/33	16,680,000	16,655,342
6.50%, due 4/15/32	11,250,000	11,353,669
6.875%, due 4/15/28	6,100,000	6,216,223
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	16,850,000	16,264,348
Murphy Oil Corp.
6.00%, due 10/1/32	11,250,000	11,087,441
Noble Finance II LLC
8.00%, due 4/15/30 (a)	38,500,000	39,956,955
Occidental Petroleum Corp.
6.45%, due 9/15/36	6,850,000	7,271,905
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Occidental Petroleum Corp. (continued)
7.15%, due 5/15/28	$ 4,000,000	$ 4,263,480
Parkland Corp. (a)
4.50%, due 10/1/29	25,035,000	24,166,416
4.625%, due 5/1/30	18,195,000	17,652,294
5.875%, due 7/15/27	16,025,000	16,003,067
Parkland Corp. Escrow Claim Shares (g)(h)
4.50%, due 10/1/29	25,035,000	—
4.625%, due 5/1/30	18,195,000	—
5.875%, due 7/15/27	16,025,000	—
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	10,200,000	10,813,387
Permian Resources Operating LLC
5.875%, due 7/1/29 (a)	7,000,000	7,006,118
Range Resources Corp.
4.75%, due 2/15/30 (a)	5,000,000	4,892,624
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	19,515,000	19,963,772
SM Energy Co.
6.625%, due 1/15/27	5,150,000	5,153,327
6.75%, due 8/1/29 (a)	12,750,000	12,723,369
7.00%, due 8/1/32 (a)	8,500,000	8,315,254
Sunoco LP
6.00%, due 4/15/27	18,965,000	18,993,960
Talos Production, Inc. (a)
9.00%, due 2/1/29	24,000,000	24,676,296
9.375%, due 2/1/31	29,745,000	30,419,888
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	40,500,000	39,262,366
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	8,676,923	8,900,588
Transocean International Ltd. (a)
8.25%, due 5/15/29	6,000,000	6,035,124
8.75%, due 2/15/30	38,118,750	39,999,110
Vital Energy, Inc. (a)
7.75%, due 7/31/29	23,958,000	23,554,011
7.875%, due 4/15/32	16,800,000	15,898,814
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	20,055,000	20,014,046
		610,671,661
	Principal Amount	Value

Oil & Gas Services 1.0%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	$ 37,250,000	$ 37,244,375
Kodiak Gas Services LLC
6.75%, due 10/1/35 (a)	7,750,000	7,981,066
Nine Energy Service, Inc.
13.00%, due 2/1/28	30,200,000	14,142,962
Oceaneering International, Inc.
6.00%, due 2/1/28	10,600,000	10,690,853
SESI LLC
7.875%, due 9/30/30 (a)	19,000,000	18,646,614
Tidewater, Inc.
9.125%, due 7/15/30 (a)	23,075,000	24,628,709
		113,334,579
Packaging & Containers 0.2%
Cascades USA, Inc.
5.375%, due 1/15/28 (a)	14,500,000	14,484,366
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	2,225,000	2,305,042
		16,789,408
Pharmaceuticals 2.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	16,195,000	16,928,788
Bausch Health Cos., Inc. (a)
11.00%, due 9/30/28	34,372,000	36,030,105
14.00%, due 10/15/30	1,974,000	2,001,991
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	27,581,000	28,439,128
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	39,330,000	41,686,772
Jazz Securities DAC
4.375%, due 1/15/29 (a)	59,385,000	58,185,191
Organon & Co. (a)
4.125%, due 4/30/28	34,520,000	32,842,918
5.125%, due 4/30/31	43,935,000	33,677,794
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (g)(h)(j)	62,797,000	—
		249,792,687
Pipelines 4.4%
Antero Midstream Partners LP (a)
5.75%, due 1/15/28	14,995,000	14,989,114
5.75%, due 10/15/33	11,000,000	10,984,211
Buckeye Partners LP (a)
6.75%, due 2/1/30	7,500,000	7,827,608
6.875%, due 7/1/29	17,708,000	18,339,042

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Energy Transfer LP
4.40%, due 3/15/27	$ 14,700,000	$ 14,725,056
4.95%, due 5/15/28	16,000,000	16,235,598
Excelerate Energy LP
8.00%, due 5/15/30 (a)	28,625,000	30,221,874
Genesis Energy LP
7.75%, due 2/1/28	27,165,000	27,334,184
Global Partners LP
7.125%, due 7/1/33 (a)	4,585,000	4,649,928
Harvest Midstream I LP (a)
7.50%, due 9/1/28	26,675,000	26,967,225
7.50%, due 5/15/32	5,000,000	5,181,645
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	11,450,000	11,525,307
5.875%, due 3/1/28	10,000,000	10,205,900
6.50%, due 6/1/29	7,500,000	7,771,523
ITT Holdings LLC
6.50%, due 8/1/29 (a)	27,870,000	26,994,118
NuStar Logistics LP
6.00%, due 6/1/26	16,000,000	16,054,560
Plains All American Pipeline LP
Series B
8.583% (3 Month SOFR + 4.372%), due 11/15/2173 (e)(f)	45,303,000	45,354,691
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	21,250,000	21,810,490
Rockies Express Pipeline LLC (a)
4.80%, due 5/15/30	2,500,000	2,446,541
4.95%, due 7/15/29	8,250,000	8,179,090
South Bow Canadian Infrastructure Holdings Ltd.
7.625% (5 Year Treasury Constant Maturity Rate + 3.949%), due 3/1/55 (e)	10,000,000	10,410,490
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	12,500,000	12,424,651
6.75%, due 3/15/34	13,700,000	13,594,648
7.375%, due 2/15/29	29,250,000	30,112,729
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	14,490,000	15,158,714
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	14,110,000	14,535,064
9.50%, due 2/1/29	16,865,000	18,151,175
	Principal Amount	Value

Pipelines (continued)
Venture Global Plaquemines LNG LLC (a)
6.50%, due 1/15/34	$ 19,815,000	$ 20,755,281
6.75%, due 1/15/36	9,495,000	10,056,259
7.50%, due 5/1/33	1,500,000	1,649,549
Western Midstream Operating LP
4.65%, due 7/1/26	5,000,000	5,001,228
4.75%, due 8/15/28	12,000,000	12,088,629
		491,736,122
Real Estate Investment Trusts 1.9%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	12,200,000	12,856,689
CTR Partnership LP
3.875%, due 6/30/28 (a)	9,000,000	8,823,518
Millrose Properties, Inc. (a)
6.25%, due 9/15/32	11,115,000	11,168,130
6.375%, due 8/1/30	18,415,000	18,655,143
MPT Operating Partnership LP
4.625%, due 8/1/29	11,485,000	9,390,270
5.00%, due 10/15/27	20,640,000	19,858,252
8.50%, due 2/15/32 (a)	13,250,000	13,881,800
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	10,000,000	9,837,724
4.75%, due 10/15/27	28,050,000	27,987,322
6.50%, due 4/1/32 (a)	13,000,000	13,373,399
6.50%, due 6/15/33 (a)	10,460,000	10,795,944
7.25%, due 7/15/28 (a)	8,660,000	8,929,690
Starwood Property Trust, Inc.
5.75%, due 1/15/31 (a)	13,600,000	13,791,921
Uniti Group LP (a)
4.75%, due 4/15/28	16,560,000	16,185,522
6.50%, due 2/15/29	17,170,000	16,069,847
		211,605,171
Retail 4.8%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	19,585,000	19,231,454
4.00%, due 10/15/30	55,052,000	52,045,517
5.625%, due 9/15/29	11,000,000	11,195,481
6.125%, due 6/15/29	19,500,000	20,038,083
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	22,946,775
4.75%, due 3/1/30	18,525,000	18,106,700
5.00%, due 2/15/32 (a)	14,110,000	13,587,123
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	9,250,000	9,858,502
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	$ 9,500,000	$ 9,216,747
6.375%, due 1/15/30	4,535,000	4,625,741
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	31,855,000	31,216,699
KFC Holding Co.
4.75%, due 6/1/27 (a)	18,287,000	18,249,433
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	48,000,000	46,727,323
8.25%, due 8/1/31	17,300,000	18,201,987
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,406,561
5.625%, due 5/1/27	16,817,000	16,815,846
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	21,634,000	21,020,890
PetSmart LLC
7.50%, due 9/15/32 (a)	7,000,000	6,982,150
QXO Building Products, Inc.
6.75%, due 4/30/32 (a)	14,000,000	14,493,542
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	14,618,004	6,395,084
SGUS LLC
11.00%, due 12/15/29 (a)	28,293,183	24,403,153
Sonic Automotive, Inc.
4.875%, due 11/15/31 (a)	13,870,000	13,196,747
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	38,371,208
4.625%, due 1/31/32	46,500,000	45,408,185
4.75%, due 1/15/30 (a)	20,935,000	20,882,637
5.375%, due 4/1/32	30,000,000	30,329,190
		540,952,758
Semiconductors 0.1%
Amkor Technology, Inc.
5.875%, due 10/1/33 (a)	14,700,000	14,954,031
Software 3.0%
Camelot Finance SA
4.50%, due 11/1/26 (a)	2,798,000	2,786,888
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	36,355,000	36,629,407
6.625%, due 8/15/33	15,900,000	15,936,427
8.25%, due 6/30/32	6,000,000	6,304,884
9.00%, due 9/30/29	15,380,000	15,908,149
Fair Isaac Corp. (a)
5.25%, due 5/15/26	11,250,000	11,264,974
	Principal Amount	Value

Software (continued)
Fair Isaac Corp. (a) (continued)
6.00%, due 5/15/33	$ 22,300,000	$ 22,699,081
MSCI, Inc. (a)
3.625%, due 9/1/30	7,500,000	7,134,890
3.875%, due 2/15/31	7,000,000	6,696,302
Open Text Corp. (a)
3.875%, due 2/15/28	20,685,000	20,105,175
6.90%, due 12/1/27	11,340,000	11,804,237
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	37,897,000	36,174,472
4.125%, due 12/1/31	10,800,000	10,054,758
PTC, Inc.
4.00%, due 2/15/28 (a)	36,369,000	35,792,839
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	27,745,000	27,760,593
6.50%, due 6/1/32	17,980,000	18,640,441
UKG, Inc.
6.875%, due 2/1/31 (a)	44,500,000	45,806,431
		331,499,948
Telecommunications 2.3%
Bell Canada
6.875% (5 Year Treasury Constant Maturity Rate + 2.39%), due 9/15/55 (e)	6,500,000	6,783,400
Connect Finco SARL
9.00%, due 9/15/29 (a)	4,000,000	4,235,656
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (c)	23,846,250	23,914,152
10.75%, due 11/30/29	22,605,000	24,885,267
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	8,000,000	7,989,394
5.875%, due 10/15/27	7,500,000	7,494,229
8.625%, due 3/15/31	26,195,000	27,653,642
Iliad Holding SAS (a)
7.00%, due 4/15/32	12,530,000	12,822,851
8.50%, due 4/15/31	10,000,000	10,732,660
Rogers Communications, Inc. (e)
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	15,500,000	16,206,157
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	16,675,000	17,847,511

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Sprint Capital Corp.
6.875%, due 11/15/28	$ 25,420,000	$ 27,310,499
TELUS Corp.
6.625% (5 Year Treasury Constant Maturity Rate + 2.769%), due 10/15/55 (e)	17,000,000	17,537,998
VMED O2 UK Financing I plc (a)
6.75%, due 1/15/33	12,500,000	12,530,711
7.75%, due 4/15/32	7,500,000	7,775,070
Windstream Services LLC
8.25%, due 10/1/31 (a)	33,000,000	33,697,815
		259,417,012
Toys, Games & Hobbies 0.1%
Mattel, Inc.
5.875%, due 12/15/27 (a)	7,000,000	7,010,785
Transportation 1.3%
Clue Opco LLC
9.50%, due 10/15/31 (a)	14,830,000	15,117,420
Seaspan Corp.
5.50%, due 8/1/29 (a)	24,865,000	23,947,894
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	52,660,000	49,754,437
Watco Cos. LLC
7.125%, due 8/1/32 (a)	50,350,000	52,160,083
		140,979,834
Total Corporate Bonds (Cost $9,720,515,672)		9,680,401,382
Foreign Government Bond 0.0% ‡
France 0.0% ‡
Electricite de France SA
9.125% (5 Year Treasury Constant Maturity Rate + 5.411%), due 3/15/33 (a)(e)(f)	3,325,000	3,851,010
Total Foreign Government Bond (Cost $3,788,966)		3,851,010
	Principal Amount	Value
Loan Assignments 6.9%
Aerospace & Defense 0.1%
Chromalloy Corp.
First Lien Term Loan
7.226% (3 Month SOFR + 3.25%), due 3/27/31 (e)	$ 13,962,121	$ 13,995,574
Automobile 0.3%
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
6.715% (1 Month SOFR + 2.75%), due 1/28/32 (e)	12,900,000	12,857,004
Tenneco, Inc.
First Lien Term Loan B 9.102% - 9.304%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	20,550,000	20,193,232
		33,050,236
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.465% (1 Month SOFR + 3.50%), due 10/10/29 (e)	12,921,075	12,339,627
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.829% (1 Month SOFR + 3.75%), due 12/9/31 (e)	12,935,000	12,913,437
		25,253,064
Broadcasting & Entertainment 0.0% ‡
Gray Media, Inc.
First Lien Term Loan D
7.249% (1 Month SOFR + 3.00%), due 12/1/28 (e)	4,007,861	4,010,991
Gray Television, Inc.
First Lien Term Loan B
9.384% (1 Month SOFR + 5.25%), due 5/23/29 (e)	261,433	261,302
		4,272,293
Capital Equipment 0.5%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.122% (6 Month SOFR + 2.25%), due 8/4/31 (e)	10,791,205	10,738,748
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Capital Equipment (continued)
TK Elevator Midco GmbH
First Lien Term Loan B1
7.197% (6 Month SOFR + 3.00%), due 4/30/30 (e)	$ 41,579,878	$ 41,807,279
		52,546,027
Cargo Transport 0.2%
Clue Opco LLC
First Lien Term Loan B
8.338% (3 Month SOFR + 4.50%), due 12/19/30 (e)	16,143,333	15,601,853
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
7.123% (3 Month SOFR + 3.00%), due 3/8/32 (e)	7,481,250	7,509,305
		23,111,158
Chemicals 0.2%
ASP Unifrax Holdings, Inc. (e)
First Lien Delayed Draw Term Loan
11.75% (3 Month SOFR + 3.75%), due 9/28/29	11,358,873	9,655,042
First Lien Term Loan
11.752% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (c)	14,695,952	12,940,668
		22,595,710
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.329% (1 Month SOFR + 4.25%), due 3/16/29 (e)	10,884,817	10,376,855
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.215% (1 Month SOFR + 2.25%), due 5/5/28 (e)	20,802,269	20,838,673
		31,215,528
Electronics 0.3%
Camelot US Acquisition LLC (e)
First Lien Incremental Term Loan B
6.715% (1 Month SOFR + 2.75%), due 1/31/31	11,023,602	10,839,872
First Lien Incremental Term Loan
7.215% (1 Month SOFR + 3.25%), due 1/31/31	10,000,000	9,925,000
	Principal Amount	Value

Electronics (continued)
Proofpoint, Inc.
First Lien Term Loan
6.965% (1 Month SOFR + 3.00%), due 8/31/28 (e)	$ 7,577,597	$ 7,602,330
		28,367,202
Energy (Electricity) 0.4%
BCP VI Summit Holdings LP
First Lien Initial Term Loan
7.155% (1 Month SOFR + 3.00%), due 1/30/32 (e)	13,965,000	13,970,824
Lightning Power LLC
First Lien Initial Term Loan B
6.252% (3 Month SOFR + 2.25%), due 8/18/31 (e)	9,900,000	9,941,253
Talen Energy Supply LLC (e)
First Lien Initial Term Loan B
6.733% (3 Month SOFR + 2.50%), due 5/17/30	5,831,486	5,837,562
First Lien 2024-1 Incremental Term Loan B
6.733% (3 Month SOFR + 2.50%), due 12/11/31	13,398,750	13,410,715
		43,160,354
Entertainment 0.1%
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25% (7.50% PIK), due 4/10/26 (c)(g)(j)	21,346,750	7,684,830
Finance 0.6%
Arches Buyer, Inc.
First Lien New Term Loan
7.315% (1 Month SOFR + 3.25%), due 12/6/27 (e)	14,111,621	14,133,183
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.742% (3 Month SOFR + 2.50%), due 10/16/31 (e)	7,486,736	7,517,933
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B6
6.965% (1 Month SOFR + 3.00%), due 12/10/30 (e)	1,990,012	1,999,133
Osaic Holdings, Inc.
First Lien Initial Term Loan
7.163% (1 Month SOFR + 3.00%), due 8/2/32 (e)	15,000,000	15,010,710

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
8.028% (1 Month SOFR + 3.75%), due 1/31/28	$ 18,727,938	$ 16,386,946
First Lien Second Amendment Incremental Term Loan
9.079% (1 Month SOFR + 5.00%), due 1/31/28	15,085,139	13,265,494
		68,313,399
Healthcare & Pharmaceuticals 0.1%
1261229 BC Ltd.
First Lien Initial Term Loan
10.215% (1 Month SOFR + 6.25%), due 10/8/30 (e)	15,286,688	15,133,821
Healthcare, Education & Childcare 0.4%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.965% (1 Month SOFR + 4.00%), due 4/23/31 (e)	22,508,410	22,356,479
LifePoint Health, Inc.
First Lien Term Loan B1 7.655% - 7.782%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 5/19/31 (e)	24,962,963	24,959,068
		47,315,547
High Tech Industries 0.1%
Open Text Corp.
First Lien Term Loan B
5.715% (1 Month SOFR + 1.75%), due 1/31/30 (e)	6,258,439	6,252,569
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.215% (1 Month SOFR + 2.25%), due 2/6/31 (e)	8,865,000	8,776,350
Media 0.4%
Block Communications, Inc.
First Lien Term Loan
6.528% (1 Month SOFR + 2.25%), due 2/25/27 (e)	7,000,000	6,833,750
	Principal Amount	Value

Media (continued)
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29 (e)	$ 33,441,862	$ 33,483,664
		40,317,414
Mining, Steel, Iron & Non-Precious Metals 0.3%
American Rock Salt Co. LLC (e)
First Lien First Out Term Loan 11.461% - 11.473%
(3 Month SOFR + 7.00%), due 6/11/28	9,878,563	9,853,867
First Lien Initial Term Loan
8.46% (3 Month SOFR + 4.00%), due 6/9/28	25,849,868	19,322,776
		29,176,643
Oil & Gas 0.4%
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.57% (3 Month SOFR + 5.50%), due 10/30/28 (e)	36,986,637	16,218,640
PetroQuest Energy LLC (c)(g)(j)
First Lien Term Loan
13.75% (13.75% PIK) (PRIME + 6.50%), due 11/10/25 (e)	31,521,491	315,215
First Lien 2020 Term Loan
13.75% (13.75% PIK), due 9/19/26	1,416,611	1,416,611
Prairie Acquiror LP
First Lien Term Loan B4
7.715% (1 Month SOFR + 3.75%), due 8/1/29 (e)	10,343,221	10,394,937
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
6.465% (1 Month SOFR + 2.50%), due 11/17/28 (e)	15,249,344	15,260,232
		43,605,635
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
10.803% (3 Month SOFR + 6.80%), due 6/24/30 (e)	6,038,716	5,344,264
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Retail 1.1%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
9.003% (3 Month SOFR + 5.00%), due 8/6/30 (e)	$ 22,100,000	$ 21,492,250
Great Outdoors Group LLC
First Lien Term Loan B
7.215% (1 Month SOFR + 3.25%), due 1/23/32 (e)	98,324,546	98,299,965
		119,792,215
Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
8.031% (1 Month SOFR + 4.00%), due 8/18/32 (e)	12,200,000	12,042,413
Services: Business 0.3%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.215% (1 Month SOFR + 2.25%), due 9/29/31 (e)	7,440,000	7,368,702
Aretec Group, Inc.
First Lien Term Loan B3
7.465% (1 Month SOFR + 3.50%), due 8/9/30 (e)	15,192,030	15,240,553
Dynamo US Bidco, Inc.
First Lien Term Loan B
7.363% (1 Month SOFR + 3.25%), due 9/30/31 (e)	10,380,000	10,399,463
Orion US Finco, Inc.
First Lien Initial Term Loan
7.427% (3 Month SOFR + 3.50%), due 10/8/32 (e)	5,700,000	5,723,752
		38,732,470
Software 0.4%
Cloud Software Group, Inc. (e)
First Lien Incremental Term Loan B
7.252% (3 Month SOFR + 3.25%), due 3/21/31	9,985,116	9,980,953
First Lien Initial Dollar Term Loan B
7.252% (3 Month SOFR + 3.25%), due 8/16/32	23,703,695	23,692,578
	Principal Amount	Value

Software (continued)
McAfee Corp.
First Lien Tranche Term Loan B1
6.965% (1 Month SOFR + 3.00%), due 3/1/29 (e)	$ 11,206,797	$ 10,632,448
		44,305,979
Telecommunications 0.0% ‡
CSC Holdings LLC
First Lien 2022 Term Loan
8.532% (1 Month SOFR + 4.50%), due 1/18/28 (e)	1,984,694	1,963,607
Total Loan Assignments (Cost $833,360,439)		766,324,302
Total Long-Term Bonds (Cost $10,608,098,368)		10,497,336,694

	Shares

Common Stocks 0.9%
Electric Utilities 0.1%
Keycon Power Holdings LLC (g)(j)(k)	385,976	10,772,590
Electrical Equipment 0.1%
Energy Technologies, Inc. (g)(j)(k)	16,724	5,652,712
Energy Equipment & Services 0.0% ‡
Nine Energy Service, Inc. (k)	97,664	54,370
Entertainment 0.1%
Warner Bros Discovery, Inc. (k)	644,000	14,457,800
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)(k)	386,241	13,518,435
Oil, Gas & Consumable Fuels 0.3%
Gulfport Energy Corp. (k)	66,576	12,383,802
PetroQuest Energy, Inc. (g)(j)(k)	284,709	—
Talos Energy, Inc. (k)	2,074,193	20,347,833
		32,731,635
Pharmaceuticals 0.2%
Mallinckrodt ARD LLC (k)	168,818	17,261,640

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay High Yield Corporate Bond Fund

	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 0.0% ‡
Vodafone Group plc, Sponsored ADR	271,152	$ 3,267,382
Total Common Stocks (Cost $178,281,861)		97,716,564
Convertible Preferred Stock 0.0% ‡
Pharmaceuticals 0.0% ‡
Mallinckrodt plc, (g)(k)	7,692,023,352	—
Total Convertible Preferred Stock (Cost $0)		—
Preferred Stock 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (g)(j)(k)	37,258	36,326,550
Total Preferred Stock (Cost $35,514,837)		36,326,550
Exchange-Traded Funds 0.4%
iShares Gold Trust (k)	510,000	38,448,900
SPDR Gold Shares (k)	15,336	5,645,488
Total Exchange-Traded Funds (Cost $15,202,532)		44,094,388
Total Investments (Cost $10,837,097,598)	95.6%	10,675,474,196
Other Assets, Less Liabilities	4.4	491,920,338
Net Assets	100.0%	$ 11,167,394,534

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(e)	Floating rate—Rate shown was the rate in effect as of October 31, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security. (See Note 6)
(j)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $62,168,508, which represented 0.6% of the Fund’s net assets. (Unaudited)
(k)	Non-income producing security.

Abbreviation(s):
ADR—American Depositary Receipt
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 46,760,000	$ —	$ 46,760,000
Corporate Bonds	—	9,675,375,726	5,025,656	9,680,401,382
Foreign Government Bond	—	3,851,010	—	3,851,010
Loan Assignments	—	756,907,646	9,416,656	766,324,302
Total Long-Term Bonds	—	10,482,894,382	14,442,312	10,497,336,694
Common Stocks	50,511,187	30,780,075	16,425,302	97,716,564
Convertible Preferred Stock	—	—	—	—
Preferred Stock	—	—	36,326,550	36,326,550
Exchange-Traded Funds	44,094,388	—	—	44,094,388
Total Investments in Securities	$ 94,605,575	$ 10,513,674,457	$ 67,194,164	$ 10,675,474,196

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay High Yield Corporate Bond Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $10,837,097,598)	$10,675,474,196
Cash	380,553,469
Receivables:
Interest	155,300,963
Investment securities sold	16,308,407
Fund shares sold	12,820,104
Other assets	1,610,762
Total assets	11,242,067,901
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	27,939
Payables:
Investment securities purchased	46,473,813
Fund shares redeemed	16,295,158
Manager (See Note 3)	5,120,447
Transfer agent (See Note 3)	1,755,641
NYLIFE Distributors (See Note 3)	668,665
Professional fees	92,213
Custodian	23,769
Shareholder communication	19,686
Trustees	16,198
Accrued expenses	1,739
Distributions payable	4,178,099
Total liabilities	74,673,367
Net assets	$11,167,394,534
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$21,444,684
Additional paid-in-capital	11,858,568,354
11,880,013,038
Total distributable earnings (loss)	(712,618,504)
Net assets	$11,167,394,534
Class A
Net assets applicable to outstanding shares	$2,786,891,055
Shares of beneficial interest outstanding	534,573,397
Net asset value per share outstanding	$5.21
Maximum sales charge (4.50% of offering price)	0.25
Maximum offering price per share outstanding	$5.46
Investor Class
Net assets applicable to outstanding shares	$94,463,760
Shares of beneficial interest outstanding	17,969,510
Net asset value per share outstanding	$5.26
Maximum sales charge (4.00% of offering price)	0.22
Maximum offering price per share outstanding	$5.48
Class C
Net assets applicable to outstanding shares	$57,704,728
Shares of beneficial interest outstanding	11,117,517
Net asset value and offering price per share outstanding	$5.19
Class I
Net assets applicable to outstanding shares	$3,776,762,470
Shares of beneficial interest outstanding	724,144,497
Net asset value and offering price per share outstanding	$5.22
Class R2
Net assets applicable to outstanding shares	$6,755,871
Shares of beneficial interest outstanding	1,295,369
Net asset value and offering price per share outstanding	$5.22
Class R3
Net assets applicable to outstanding shares	$5,835,769
Shares of beneficial interest outstanding	1,120,829
Net asset value and offering price per share outstanding	$5.21
Class R6
Net assets applicable to outstanding shares	$4,438,761,321
Shares of beneficial interest outstanding	854,205,478
Net asset value and offering price per share outstanding	$5.20
SIMPLE Class
Net assets applicable to outstanding shares	$219,560
Shares of beneficial interest outstanding	41,769
Net asset value and offering price per share outstanding	$5.26

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$769,778,161
Dividends (net of foreign tax withholding of $4,420)	393,701
Other	19,959,189
Total income	790,131,051
Expenses
Manager (See Note 3)	60,991,221
Transfer agent (See Note 3)	11,142,622
Distribution/Service—Class A (See Note 3)	7,066,536
Distribution/Service—Investor Class (See Note 3)	250,635
Distribution/Service—Class B (See Note 3)(a)	3,142
Distribution/Service—Class C (See Note 3)	670,895
Distribution/Service—Class R2 (See Note 3)	16,315
Distribution/Service—Class R3 (See Note 3)	26,660
Distribution/Service—SIMPLE Class (See Note 3)	841
Shareholder communication	966,286
Professional fees	830,869
Registration	313,919
Trustees	297,398
Custodian	145,218
Shareholder service (See Note 3)	11,858
Miscellaneous	349,589
Total expenses	83,084,004
Net investment income (loss)	707,047,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(3,209,057)
Foreign currency transactions	5,554
Net realized gain (loss)	(3,203,503)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(15,253,804)
Translation of other assets and liabilities in foreign currencies	(5,555)
Unfunded commitments	(42,138)
Net change in unrealized appreciation (depreciation)	(15,301,497)
Net realized and unrealized gain (loss)	(18,505,000)
Net increase (decrease) in net assets resulting from operations	$688,542,047

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay High Yield Corporate Bond Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$707,047,047	$668,586,844
Net realized gain (loss)	(3,203,503)	(34,323,142)
Net change in unrealized appreciation (depreciation)	(15,301,497)	670,806,062
Net increase (decrease) in net assets resulting from operations	688,542,047	1,305,069,764
Distributions to shareholders:
Class A	(168,837,018)	(175,702,930)
Investor Class	(5,732,662)	(6,386,280)
Class B(a)	(12,807)	(228,961)
Class C	(3,353,221)	(4,670,256)
Class I	(237,982,843)	(225,238,274)
Class R1(b)	—	(778)
Class R2	(385,360)	(362,906)
Class R3	(302,195)	(263,536)
Class R6	(289,245,569)	(260,555,854)
SIMPLE Class	(9,745)	(7,493)
Total distributions to shareholders	(705,861,420)	(673,417,268)
Capital share transactions:
Net proceeds from sales of shares	2,249,563,051	3,268,966,397
Net asset value of shares issued to shareholders in reinvestment of distributions	657,470,937	635,674,315
Cost of shares redeemed	(3,217,980,239)	(3,003,222,305)
Increase (decrease) in net assets derived from capital share transactions	(310,946,251)	901,418,407
Net increase (decrease) in net assets	(328,265,624)	1,533,070,903
Net Assets
Beginning of year	11,495,660,158	9,962,589,255
End of year	$11,167,394,534	$11,495,660,158

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.22	$4.91	$4.88	$5.63	$5.41
Net investment income (loss) (a)	0.31	0.31	0.28	0.24	0.25
Net realized and unrealized gain (loss)	(0.01)	0.31	0.03	(0.73)	0.25
Total from investment operations	0.30	0.62	0.31	(0.49)	0.50
Less distributions:
From net investment income	(0.31)	(0.31)	(0.28)	(0.24)	(0.25)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.31)	(0.31)	(0.28)	(0.26)	(0.28)
Net asset value at end of year	$5.21	$5.22	$4.91	$4.88	$5.63
Total investment return (b)	5.96%	12.89%	6.31%	(8.88)%	9.37%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.00%	5.99%	5.52%	4.58%	4.38%
Net expenses (c)	0.97%	0.96%	0.96%	0.95%	0.95%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$2,786,891	$2,895,696	$2,876,677	$3,074,182	$3,901,512

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.26	$4.94	$4.92	$5.67	$5.45
Net investment income (loss) (a)	0.31	0.30	0.27	0.24	0.24
Net realized and unrealized gain (loss)	(0.01)	0.32	0.02	(0.73)	0.26
Total from investment operations	0.30	0.62	0.29	(0.49)	0.50
Less distributions:
From net investment income	(0.30)	(0.30)	(0.27)	(0.24)	(0.25)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.30)	(0.30)	(0.27)	(0.26)	(0.28)
Net asset value at end of year	$5.26	$5.26	$4.94	$4.92	$5.67
Total investment return (b)	5.92%	12.80%	5.87%	(8.90)%	9.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.81%	5.82%	5.35%	4.45%	4.26%
Net expenses (c)	1.16%	1.14%	1.14%	1.09%	1.08%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000's)	$94,464	$105,009	$111,541	$116,961	$139,214

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.20	$4.89	$4.86	$5.60	$5.39
Net investment income (loss) (a)	0.26	0.26	0.23	0.19	0.20
Net realized and unrealized gain (loss)	(0.01)	0.31	0.03	(0.72)	0.24
Total from investment operations	0.25	0.57	0.26	(0.53)	0.44
Less distributions:
From net investment income	(0.26)	(0.26)	(0.23)	(0.20)	(0.21)
Return of capital	—	—	—	(0.01)	(0.02)
Total distributions	(0.26)	(0.26)	(0.23)	(0.21)	(0.23)
Net asset value at end of year	$5.19	$5.20	$4.89	$4.86	$5.60
Total investment return (b)	4.99%	11.89%	5.34%	(9.62)%	8.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.05%	5.09%	4.59%	3.66%	3.54%
Net expenses (c)	1.91%	1.89%	1.89%	1.84%	1.83%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$57,705	$79,312	$98,729	$133,295	$214,696

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.22	$4.91	$4.88	$5.63	$5.41
Net investment income (loss) (a)	0.33	0.32	0.29	0.25	0.26
Net realized and unrealized gain (loss)	0.00‡	0.31	0.03	(0.73)	0.26
Total from investment operations	0.33	0.63	0.32	(0.48)	0.52
Less distributions:
From net investment income	(0.33)	(0.32)	(0.29)	(0.25)	(0.27)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.33)	(0.32)	(0.29)	(0.27)	(0.30)
Net asset value at end of year	$5.22	$5.22	$4.91	$4.88	$5.63
Total investment return (b)	6.43%	13.16%	6.57%	(8.65)%	9.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.25%	6.22%	5.78%	4.82%	4.62%
Net expenses (c)	0.72%	0.71%	0.71%	0.70%	0.70%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$3,776,762	$3,912,995	$3,001,067	$3,159,577	$4,116,697

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R2	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.22	$4.91	$4.88	$5.63	$5.41
Net investment income (loss) (a)	0.31	0.30	0.27	0.23	0.24
Net realized and unrealized gain (loss)	(0.00)‡	0.32	0.03	(0.73)	0.26
Total from investment operations	0.31	0.62	0.30	(0.50)	0.50
Less distributions:
From net investment income	(0.31)	(0.31)	(0.27)	(0.23)	(0.25)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.31)	(0.31)	(0.27)	(0.25)	(0.28)
Net asset value at end of year	$5.22	$5.22	$4.91	$4.88	$5.63
Total investment return (b)	6.06%	12.77%	6.19%	(8.98)%	9.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.89%	5.89%	5.42%	4.45%	4.28%
Net expenses (c)	1.07%	1.06%	1.06%	1.05%	1.05%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$6,756	$6,453	$6,548	$6,949	$10,640

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class R3	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.21	$4.90	$4.88	$5.62	$5.40
Net investment income (loss) (a)	0.29	0.29	0.26	0.22	0.22
Net realized and unrealized gain (loss)	(0.00)‡	0.31	0.02	(0.72)	0.26
Total from investment operations	0.29	0.60	0.28	(0.50)	0.48
Less distributions:
From net investment income	(0.29)	(0.29)	(0.26)	(0.22)	(0.23)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.29)	(0.29)	(0.26)	(0.24)	(0.26)
Net asset value at end of year	$5.21	$5.21	$4.90	$4.88	$5.62
Total investment return (b)	5.81%	12.52%	5.72%	(9.07)%	9.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.65%	5.62%	5.18%	4.25%	3.98%
Net expenses (c)	1.32%	1.31%	1.31%	1.30%	1.30%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$5,836	$4,989	$3,913	$3,482	$3,630

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.20	$4.89	$4.87	$5.61	$5.40
Net investment income (loss) (a)	0.33	0.33	0.30	0.26	0.27
Net realized and unrealized gain (loss)	0.00‡	0.31	0.02	(0.72)	0.24
Total from investment operations	0.33	0.64	0.32	(0.46)	0.51
Less distributions:
From net investment income	(0.33)	(0.33)	(0.30)	(0.26)	(0.27)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.33)	(0.33)	(0.30)	(0.28)	(0.30)
Net asset value at end of year	$5.20	$5.20	$4.89	$4.87	$5.61
Total investment return (b)	6.61%	13.39%	6.54%	(8.36)%	9.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.40%	6.39%	5.93%	4.98%	4.79%
Net expenses (c)	0.57%	0.56%	0.56%	0.57%	0.57%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$4,438,761	$4,489,548	$3,856,330	$3,609,591	$3,697,586

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$5.26	$4.95	$4.92	$5.67	$5.45
Net investment income (loss) (a)	0.31	0.30	0.27	0.22	0.23
Net realized and unrealized gain (loss)	(0.01)	0.31	0.02	(0.73)	0.25
Total from investment operations	0.30	0.61	0.29	(0.51)	0.48
Less distributions:
From net investment income	(0.30)	(0.30)	(0.26)	(0.22)	(0.23)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.30)	(0.30)	(0.26)	(0.24)	(0.26)
Net asset value at end of year	$5.26	$5.26	$4.95	$4.92	$5.67
Total investment return (b)	5.90%	12.54%	6.00%	(9.14)%	8.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.82%	5.67%	5.30%	4.23%	4.00%
Net expenses (c)	1.16%	1.21%	1.21%	1.34%	1.33%
Portfolio turnover rate	34%	29%	20%	16%	40%
Net assets at end of year (in 000’s)	$220	$144	$47	$32	$27

(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay High Yield Corporate Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R2	May 1, 2008
Class R3	February 29, 2016
Class R6	June 17, 2013
SIMPLE Class	August 31, 2020
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R2, Class R3, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class, Class R2, Class R3 and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee. Class R2 and Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R2 and Class R3 shares.
The Fund's investment objective is to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is

28	NYLI MacKay High Yield Corporate Bond Fund

responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security
29

Notes to Financial Statements (continued)
or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2025, and can change at any time.
(B) Income Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The

30	NYLI MacKay High Yield Corporate Bond Fund

Fund’s federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
31

Notes to Financial Statements (continued)
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2025, are shown in the Portfolio of Investments.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Fund may also invest in loans that are generally below investment grade or, if unrated, determined by the Subadvisor to have comparable credit quality. These instruments involve additional risks, including heightened liquidity and valuation challenges, particularly during periods of market stress, which may increase the potential for loss.
Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary

32	NYLI MacKay High Yield Corporate Bond Fund

of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million up to $5 billion; 0.525% from $5 billion up to $7 billion; 0.50% from $7 billion up to $10 billion; 0.49% from $10 billion to $15 billion; and 0.48% in excess of $15 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the year ended October 31, 2025, the effective management fee rate was 0.54%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $60,991,221 and paid the Subadvisor in the amount of $29,915,131.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life
Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2025, shareholder service fees incurred by the Fund were as follows:

Class R2	$6,526
Class R3	5,332
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $306,348 and $11,366, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2025, of $15,852, $40 and $3,219, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered
33

Notes to Financial Statements (continued)
into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$4,407,282	$—
Investor Class	344,548	—
Class B*	1,085	—
Class C	231,020	—
Class I	5,959,572	—
Class R2	10,170	—
Class R3	8,272	—
Class R6	180,510	—
SIMPLE Class	163	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$14,898,074	0.4%
SIMPLE Class	30,891	14.1
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$10,812,443,267	$254,956,023	$(391,925,094)	$(136,969,071)
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$9,106,059	$(580,515,533)	$(4,178,099)	$(137,030,931)	$(712,618,504)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to cumulative bond amortization adjustments.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $580,515,533, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$78,906	$501,610
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$705,861,420	$673,417,268
Note 5–Commitments and Contingencies
As of October 31, 2025, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Term Loan TBD, due 6/9/28	$2,551,806	$(27,939)
Commitments are available until maturity date.

34	NYLI MacKay High Yield Corporate Bond Fund

Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of October 31, 2025, restricted securities held by the Fund were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	10/31/25 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 9,200,000	$ 9,323,706	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	386,241	43,250,890	13,518,435	0.1
Total			$ 52,574,596	$ 13,518,435	0.1%

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 8–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 10–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $3,618,863 and $3,912,692, respectively.

35

Notes to Financial Statements (continued)
Note 11–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	62,718,145	$326,461,867
Shares issued to shareholders in reinvestment of distributions	28,321,659	147,534,719
Shares redeemed	(114,866,321)	(598,429,956)
Net increase (decrease) in shares outstanding before conversion	(23,826,517)	(124,433,370)
Shares converted into Class A (See Note 1)	3,621,299	18,908,018
Shares converted from Class A (See Note 1)	(70,668)	(368,160)
Net increase (decrease)	(20,275,886)	$(105,893,512)
Year ended October 31, 2024:
Shares sold	66,824,129	$343,909,656
Shares issued to shareholders in reinvestment of distributions	29,595,850	152,701,765
Shares redeemed	(131,886,644)	(680,010,324)
Net increase (decrease) in shares outstanding before conversion	(35,466,665)	(183,398,903)
Shares converted into Class A (See Note 1)	4,898,794	25,393,112
Shares converted from Class A (See Note 1)	(741,849)	(3,810,039)
Net increase (decrease)	(31,309,720)	$(161,815,830)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	738,854	$3,883,915
Shares issued to shareholders in reinvestment of distributions	1,051,257	5,522,701
Shares redeemed	(2,149,974)	(11,298,005)
Net increase (decrease) in shares outstanding before conversion	(359,863)	(1,891,389)
Shares converted into Investor Class (See Note 1)	291,679	1,535,762
Shares converted from Investor Class (See Note 1)	(1,926,055)	(10,132,517)
Net increase (decrease)	(1,994,239)	$(10,488,144)
Year ended October 31, 2024:
Shares sold	1,166,799	$6,058,282
Shares issued to shareholders in reinvestment of distributions	1,184,015	6,155,859
Shares redeemed	(2,497,745)	(12,982,246)
Net increase (decrease) in shares outstanding before conversion	(146,931)	(768,105)
Shares converted into Investor Class (See Note 1)	486,073	2,522,018
Shares converted from Investor Class (See Note 1)	(2,936,253)	(15,355,568)
Net increase (decrease)	(2,597,111)	$(13,601,655)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares sold	805	$4,163
Shares issued to shareholders in reinvestment of distributions	2,370	12,320
Shares redeemed	(23,959)	(123,997)
Net increase (decrease) in shares outstanding before conversion	(20,784)	(107,514)
Shares converted from Class B (See Note 1)	(270,891)	(1,413,029)
Net increase (decrease)	(291,675)	$(1,520,543)
Year ended October 31, 2024:
Shares sold	14,871	$75,989
Shares issued to shareholders in reinvestment of distributions	38,789	198,409
Shares redeemed	(513,992)	(2,627,890)
Net increase (decrease) in shares outstanding before conversion	(460,332)	(2,353,492)
Shares converted from Class B (See Note 1)	(822,808)	(4,221,132)
Net increase (decrease)	(1,283,140)	$(6,574,624)

36	NYLI MacKay High Yield Corporate Bond Fund

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	932,080	$4,845,476
Shares issued to shareholders in reinvestment of distributions	632,838	3,282,475
Shares redeemed	(4,275,737)	(22,175,674)
Net increase (decrease) in shares outstanding before conversion	(2,710,819)	(14,047,723)
Shares converted from Class C (See Note 1)	(1,434,128)	(7,450,399)
Net increase (decrease)	(4,144,947)	$(21,498,122)
Year ended October 31, 2024:
Shares sold	1,192,214	$6,116,811
Shares issued to shareholders in reinvestment of distributions	884,386	4,541,592
Shares redeemed	(5,754,282)	(29,605,735)
Net increase (decrease) in shares outstanding before conversion	(3,677,682)	(18,947,332)
Shares converted from Class C (See Note 1)	(1,258,404)	(6,478,806)
Net increase (decrease)	(4,936,086)	$(25,426,138)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	132,825,338	$693,946,960
Shares issued to shareholders in reinvestment of distributions	44,368,913	231,326,916
Shares redeemed	(199,616,973)	(1,041,236,602)
Net increase (decrease) in shares outstanding before conversion	(22,422,722)	(115,962,726)
Shares converted into Class I (See Note 1)	124,164	646,591
Shares converted from Class I (See Note 1)	(3,057,571)	(16,045,128)
Net increase (decrease)	(25,356,129)	$(131,361,263)
Year ended October 31, 2024:
Shares sold	275,069,922	$1,418,426,030
Shares issued to shareholders in reinvestment of distributions	42,069,857	217,398,159
Shares redeemed	(179,344,234)	(926,297,340)
Net increase (decrease) in shares outstanding before conversion	137,795,545	709,526,849
Shares converted into Class I (See Note 1)	740,307	3,802,614
Shares converted from Class I (See Note 1)	(358,324)	(1,853,109)
Net increase (decrease)	138,177,528	$711,476,354

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	5	$26
Shares issued to shareholders in reinvestment of distributions	153	778
Shares redeemed	(9,889)	(50,913)
Net increase (decrease)	(9,731)	$(50,109)

Class R2	Shares	Amount
Year ended October 31, 2025:
Shares sold	465,868	$2,435,581
Shares issued to shareholders in reinvestment of distributions	53,234	277,531
Shares redeemed	(459,648)	(2,402,045)
Net increase (decrease)	59,454	$311,067
Year ended October 31, 2024:
Shares sold	276,407	$1,434,657
Shares issued to shareholders in reinvestment of distributions	47,211	243,840
Shares redeemed	(421,199)	(2,165,572)
Net increase (decrease)	(97,581)	$(487,075)

Class R3	Shares	Amount
Year ended October 31, 2025:
Shares sold	215,907	$1,124,373
Shares issued to shareholders in reinvestment of distributions	52,887	275,191
Shares redeemed	(104,944)	(546,392)
Net increase (decrease)	163,850	$853,172
Year ended October 31, 2024:
Shares sold	359,239	$1,851,935
Shares issued to shareholders in reinvestment of distributions	46,497	239,761
Shares redeemed	(244,234)	(1,264,815)
Net increase (decrease) in shares outstanding before conversion	161,502	826,881
Shares converted from Class R3 (See Note 1)	(2,713)	(13,972)
Net increase (decrease)	158,789	$812,909

37

Notes to Financial Statements (continued)
Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	233,815,017	$1,216,756,354
Shares issued to shareholders in reinvestment of distributions	51,841,607	269,229,339
Shares redeemed	(297,066,319)	(1,541,727,855)
Net increase (decrease) in shares outstanding before conversion	(11,409,695)	(55,742,162)
Shares converted into Class R6 (See Note 1)	2,823,992	14,768,316
Shares converted from Class R6 (See Note 1)	(86,077)	(449,454)
Net increase (decrease)	(8,671,780)	$(41,423,300)
Year ended October 31, 2024:
Shares sold	287,637,833	$1,490,976,654
Shares issued to shareholders in reinvestment of distributions	49,402,512	254,186,659
Shares redeemed	(262,208,232)	(1,348,184,922)
Net increase (decrease) in shares outstanding before conversion	74,832,113	396,978,391
Shares converted into Class R6 (See Note 1)	26,944	138,000
Shares converted from Class R6 (See Note 1)	(23,770)	(123,118)
Net increase (decrease)	74,835,287	$396,993,273

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	19,955	$104,362
Shares issued to shareholders in reinvestment of distributions	1,854	9,745
Shares redeemed	(7,493)	(39,713)
Net increase (decrease)	14,316	$74,394
Year ended October 31, 2024:
Shares sold	22,655	$116,357
Shares issued to shareholders in reinvestment of distributions	1,439	7,493
Shares redeemed	(6,200)	(32,548)
Net increase (decrease)	17,894	$91,302

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 12–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 13–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

38	NYLI MacKay High Yield Corporate Bond Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay High Yield Corporate Bond Fund (the Fund), one of the funds constituting New York Life Investments Funds, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agents, agent banks, underlying investee, and brokers; when replies were not received from transfer agents, agent banks, or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
39

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2025, the Fund designated approximately $705,250 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 0.04% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
40	NYLI MacKay High Yield Corporate Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
41

NYLI MacKay U.S. Infrastructure Bond Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 99.0%
Corporate Bonds 7.1%
Commercial Services 1.8%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 917,156
Series 2021
2.067%, due 4/1/31	2,616,000	2,276,684
Johns Hopkins University
Series A
1.972%, due 7/1/30	2,270,000	2,064,393
President and Fellows of Harvard College
4.887%, due 3/15/30	4,500,000	4,649,528
5.625%, due 10/1/38	1,205,000	1,287,687
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	10,000,000	3,756,362
(zero coupon), due 2/15/41	10,000,000	3,073,364
Trustees of Princeton University (The)
4.647%, due 7/1/30	4,975,000	5,101,536
University of Chicago (The)
Series 2024
5.038%, due 4/1/31	7,500,000	7,761,078
Wake Forest University
3.451%, due 1/15/32	3,500,000	3,343,857
		34,231,645
Healthcare-Services 5.3%
Advocate Health & Hospitals Corp.
3.829%, due 8/15/28	1,590,000	1,582,710
CommonSpirit Health
4.825%, due 9/1/35	41,000,000	40,854,447
Lifespan Corp.
Series 2025
5.05%, due 2/15/30	9,195,000	9,287,502
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	9,000,000	9,251,006
Orlando Health Obligated Group
5.475%, due 10/1/35	2,725,000	2,863,709
PeaceHealth Obligated Group
4.855%, due 11/15/32	6,000,000	6,067,467
Sutter Health
Series 2025
5.213%, due 8/15/32	11,000,000	11,426,723
Series 2025
5.537%, due 8/15/35	5,500,000	5,795,880
	Principal Amount	Value

Healthcare-Services (continued)
UC Health LLC
Series 2025
5.858%, due 8/1/35	$ 12,500,000	$ 13,115,153
		100,244,597
Total Corporate Bonds (Cost $132,132,444)		134,476,242
Municipal Bonds 91.9%
Alabama 1.6%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.856%, due 9/1/29	305,000	283,607
Series B
2.156%, due 9/1/32	945,000	829,756
Series B
2.156%, due 9/1/32	3,055,000	2,693,557
Series B
2.256%, due 9/1/33	5,000	4,323
Black Belt Energy Gas District, Gas Project Revenue Bonds
Series B
5.00%, due 10/1/35	14,020,000	14,611,367
Series D
5.00%, due 12/1/55 (b)	5,850,000	6,351,002
Water Works Board of the City of Birmingham (The) Revenue Bonds, Senior Lien
2.513%, due 1/1/36	6,650,000	5,550,908
		30,324,520
Arizona 0.2%
Arizona Board of Regents, Arizona State University Revenue Bonds
Series C
4.531%, due 7/1/29	1,525,000	1,564,036
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
3.65%, due 10/1/29	1,115,000	1,073,830
3.90%, due 10/1/34	1,900,000	1,683,185
		4,321,051

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arkansas 0.7%
City of Springdale, Sales & Use Tax Revenue Bonds
Series A, Insured: BAM
5.053%, due 8/1/29	$ 3,345,000	$ 3,445,333
Series A, Insured: BAM
5.103%, due 8/1/30	1,500,000	1,548,198
Series A, Insured: BAM
5.11%, due 8/1/31	2,100,000	2,159,949
Series A, Insured: BAM
5.16%, due 8/1/32	2,000,000	2,051,119
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,176,829
Rogers School District No. 30 Limited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/29	1,000,000	1,034,455
Texarkana School District No. 7 Limited General Obligation
Insured: State Aid Withholding
2.30%, due 2/1/44	3,235,000	2,178,044
		13,593,927
California 16.7%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/31	5,590,000	4,242,932
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	4,000,000	2,964,301
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	17,000,000	11,696,314
Series C, Insured: BHAC-CR NATL-RE
6.60%, due 10/1/29	10,000,000	10,613,959
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AG
2.971%, due 7/1/33	2,800,000	2,523,592
Antelope Valley Community College District Unlimited General Obligation
2.738%, due 8/1/36	1,500,000	1,272,771
	Principal Amount	Value

California (continued)
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds, Senior Lien
Series C, Insured: AG
5.15%, due 7/1/31	$ 1,000,000	$ 1,053,433
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series B
5.00%, due 1/1/55 (b)	7,545,000	8,018,052
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,323,930
California Housing Finance Agency Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 2/1/56	6,000,000	6,396,142
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
2.186%, due 10/1/34	1,900,000	1,585,839
California Infrastructure & Economic Development Bank, J. David Gladstone Institutes Project (The) Revenue Bonds
4.00%, due 10/1/39	3,500,000	2,870,546
California Infrastructure & Economic Development Bank, PIH Health Energy Projects Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	5,000,000	5,058,127
California Municipal Finance Authority, Channing House Project Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.43%, due 5/15/36	425,000	425,552
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AG
5.447%, due 6/1/34	7,750,000	8,064,287

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board, Department of General Services Revenue Bonds
Series B
5.05%, due 4/1/32	$ 4,000,000	$ 4,150,373
California State University, Systemwide Revenue Bonds
Series B
1.994%, due 11/1/32	1,000,000	862,327
Series B
4.90%, due 11/1/34	3,750,000	3,854,422
California State University Revenue Bonds
Series B
4.282%, due 11/1/29	495,000	502,562
Series B
4.412%, due 11/1/30	665,000	680,018
Series B
4.555%, due 11/1/31	845,000	862,167
Series B
4.705%, due 11/1/32	500,000	512,317
Series B
4.928%, due 11/1/34	1,195,000	1,234,124
Series B
5.028%, due 11/1/35	2,025,000	2,105,501
Series B
5.128%, due 11/1/36	1,105,000	1,148,985
Series B
5.208%, due 11/1/37	1,075,000	1,114,352
Series B
5.278%, due 11/1/38	2,025,000	2,085,339
Series B
5.368%, due 11/1/39	1,650,000	1,698,693
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AG
2.148%, due 11/15/30	1,760,000	1,695,236
Caruthers Unified School District Unlimited General Obligation
Insured: BAM
3.206%, due 8/1/44	1,575,000	1,214,521
	Principal Amount	Value

California (continued)
Chaffey Joint Union High School District Unlimited General Obligation
2.865%, due 8/1/31	$ 2,200,000	$ 2,079,264
Charter Oak Unified School District Unlimited General Obligation
Insured: BAM
2.481%, due 8/1/34	1,330,000	1,141,167
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AG
3.258%, due 5/15/30	8,160,000	7,905,731
Series A, Insured: AG
3.408%, due 5/15/32	5,410,000	5,156,590
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.291%, due 6/1/34	2,040,000	2,162,052
Series B
5.341%, due 6/1/35	3,615,000	3,839,882
Series B
5.441%, due 6/1/36	3,925,000	4,172,051
Series B
5.541%, due 6/1/37	4,000,000	4,245,097
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/31	7,295,000	7,877,951
Series A
5.50%, due 9/1/32	6,895,000	7,476,041
City of Oakland Unlimited General Obligation
Series A-2
5.50%, due 7/15/31	1,000,000	1,071,159
Series A-2
5.60%, due 7/15/32	2,580,000	2,787,780
Series A-2
5.75%, due 7/15/34	4,205,000	4,570,586
Series A-2
5.85%, due 7/15/35	4,430,000	4,817,202
Contra Costa Transportation Authority, Sales Tax Revenue Bonds
Series B
2.25%, due 3/1/34	1,580,000	1,353,092
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
County of Alameda Unlimited General Obligation
Series B
3.699%, due 8/1/31	$ 3,050,000	$ 3,014,201
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	1,000,000	934,657
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	955,313
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,392,622
Long Beach Community College District Unlimited General Obligation
Series H
2.587%, due 8/1/31	4,870,000	4,498,177
Los Angeles Community College District Unlimited General Obligation
2.106%, due 8/1/32	2,450,000	2,171,113
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	6,000,000	6,583,698
Los Angeles County Public Works Financing Authority Revenue Bonds
Series B
7.618%, due 8/1/40	4,025,000	4,835,642
Los Angeles Department of Water & Power, Power System Revenue Bonds
Series D
6.574%, due 7/1/45	13,485,000	14,583,999
Los Angeles Unified School District Revenue Bonds
Series A
5.255%, due 10/1/37	3,175,000	3,291,181
Marin Community College District Unlimited General Obligation
Series B
1.89%, due 8/1/32	2,400,000	2,092,460
	Principal Amount	Value

California (continued)
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.874%, due 8/1/35	$ 7,405,000	$ 6,358,733
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.099%, due 5/1/30	2,296,003	2,116,943
San Diego Community College District Unlimited General Obligation
2.113%, due 8/1/31	3,470,000	3,126,619
Series B
3.316%, due 8/1/41	3,000,000	2,534,933
Series A-2
5.75%, due 8/1/31	1,230,000	1,335,389
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,476,041
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
2.333%, due 8/1/32	1,000,000	890,628
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AG
2.571%, due 1/15/30	1,250,000	1,191,543
San Jose Evergreen Community College District Unlimited General Obligation
Series B
5.102%, due 7/1/43	4,905,000	4,881,461
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,418,453
San Ramon Valley Unified School District Unlimited General Obligation
2.014%, due 8/1/31	2,920,000	2,634,553
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,248,728

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	$ 3,035,000	$ 2,707,066
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AG
5.93%, due 7/1/32	1,540,000	1,613,638
Series A, Insured: AG
6.03%, due 7/1/32	6,050,000	6,360,374
State of California Unlimited General Obligation
5.10%, due 9/1/35	3,500,000	3,663,835
5.15%, due 9/1/34	2,500,000	2,632,681
7.55%, due 4/1/39	16,310,000	19,951,180
7.60%, due 11/1/40	11,250,000	13,931,157
State of California, Various Purpose Unlimited General Obligation
Series B
5.125%, due 9/1/29	3,000,000	3,145,117
5.75%, due 10/1/31	8,000,000	8,761,343
5.875%, due 10/1/41	4,000,000	4,213,888
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.769%, due 12/1/34	2,425,000	1,956,649
Series BE
2.132%, due 12/1/33	7,500,000	6,410,008
University of California Revenue Bonds
Series BU
4.932%, due 5/15/34	9,000,000	9,343,871
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	3,000,000	2,254,559
		314,998,812
Colorado 1.9%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	8,020,000	7,383,042
	Principal Amount	Value

Colorado (continued)
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	$ 5,300,000	$ 5,608,722
Series O-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	1,000,000	1,045,658
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	10,500,000	11,211,460
Series H-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	5,000,000	5,355,572
Series G-1, Class I, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	3,000,000	3,242,960
Park Creek Metropolitan District Revenue Bonds, Senior Lien
Series B, Insured: AG
3.344%, due 12/1/32	1,850,000	1,734,214
		35,581,628
Connecticut 3.5%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	8,500,000	8,719,438
Series E-2, Insured: GNMA / FNMA / FHLMC
6.00%, due 11/15/55 (c)	21,000,000	22,107,746
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	3,805,000	3,603,883
Series A
4.06%, due 6/15/30	4,600,000	4,625,938
Series A
4.628%, due 5/15/32	5,060,000	5,201,167
Series A
4.657%, due 5/15/30	7,000,000	7,213,319
Series A
4.846%, due 5/1/33	1,800,000	1,869,130
Series A
4.89%, due 3/15/32	3,000,000	3,128,886
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
State of Connecticut Unlimited General Obligation (continued)
Series A
5.049%, due 3/15/33	$ 4,200,000	$ 4,415,559
Series A
5.099%, due 3/15/34	4,150,000	4,373,273
		65,258,339
District of Columbia 1.9%
District of Columbia Revenue Bonds
Series B
5.153%, due 5/1/31	10,000,000	10,528,841
Series B
5.203%, due 5/1/32	8,800,000	9,304,535
District of Columbia, Georgetown University Revenue Bonds
Series B
5.751%, due 4/1/35	1,500,000	1,607,603
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	7,240,000	8,448,439
District of Columbia Income Tax Revenue Bonds
Series B
4.818%, due 6/1/34	5,550,000	5,716,490
		35,605,908
Florida 3.0%
Bay Laurel Center Community Development District, Water & Sewer Revenue Bonds
Series B, Insured: AG
5.60%, due 9/1/42	1,000,000	1,033,664
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.547%, due 6/1/35	1,605,000	1,364,072
	Principal Amount	Value

Florida (continued)
City of Miami, Beach Parking Unlimited General Obligation
Series B
5.261%, due 5/1/38	$ 2,010,000	$ 2,084,362
City of Miramar Revenue Bonds
2.443%, due 10/1/34	1,970,000	1,682,477
2.543%, due 10/1/35	2,395,000	2,018,030
County of Broward, Airport System Revenue Bonds
Series C
2.914%, due 10/1/32	9,255,000	8,410,551
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AG
2.012%, due 10/1/31	6,940,000	6,172,745
Series A-3, Insured: AG
2.162%, due 10/1/32	4,000,000	3,494,789
Series A-3, Insured: AG
2.312%, due 10/1/33	3,000,000	2,586,514
Series A-3, Insured: AG
2.712%, due 10/1/37	1,000,000	816,494
5.499%, due 11/1/29	1,150,000	1,216,730
5.653%, due 11/1/32	3,545,000	3,831,302
County of Miami-Dade, Aviation Revenue Bonds
Series B
3.406%, due 10/1/32	1,500,000	1,417,727
Florida Development Finance Corp., UF Health Jacksonville Project Revenue Bonds
Series B, Insured: AG
3.223%, due 2/1/32	2,500,000	2,276,705
Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,280,000	2,383,663
Sumter Landing Community Development District Revenue Bonds
4.172%, due 10/1/47	2,745,000	2,502,732
Insured: AG
4.884%, due 10/1/30	1,700,000	1,756,245
Insured: AG
4.981%, due 10/1/31	1,500,000	1,557,576

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Sumter Landing Community Development District Revenue Bonds (continued)
Insured: AG
5.031%, due 10/1/32	$ 1,250,000	$ 1,299,299
Insured: AG
5.118%, due 10/1/33	1,500,000	1,564,817
Insured: AG
5.168%, due 10/1/34	1,750,000	1,827,893
Insured: AG
5.188%, due 10/1/35	1,500,000	1,564,443
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
2.142%, due 7/1/31	4,375,000	3,940,690
		56,803,520
Georgia 1.6%
City of Atlanta, Water & Wastewater Revenue Bonds
1.637%, due 11/1/29	7,250,000	6,647,134
City of Atlanta, Airport Customer Facility Charge Revenue Bonds
Series A
4.776%, due 7/1/33	1,300,000	1,335,798
Series A
4.976%, due 7/1/35	1,000,000	1,033,895
Series A
5.076%, due 7/1/36	1,120,000	1,157,569
Series A
5.196%, due 7/1/37	2,170,000	2,247,972
Municipal Electric Authority of Georgia, Seaport Department Revenue Bonds
Series B
5.89%, due 7/1/33	1,370,000	1,435,571
Municipal Electric Authority of Georgia Revenue Bonds
Series A, Insured: AG-CR AMBAC
5.95%, due 1/1/35	2,955,000	3,153,697
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	11,595,000	12,155,709
	Principal Amount	Value

Georgia (continued)
Savannah Hospital Authority, St. Joseph's Candler Health System Obligated Group Revenue Bonds
Series B
3.989%, due 7/1/38	$ 1,000,000	$ 919,718
		30,087,063
Guam 0.1%
Port Authority of Guam Revenue Bonds
Series C
4.582%, due 7/1/28	1,000,000	1,002,550
Hawaii 1.6%
City & County of Honolulu, Wastewater System Revenue Bonds
Series A
1.623%, due 7/1/31	3,080,000	2,725,000
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,905,950
State of Hawaii Unlimited General Obligation
Series GC
1.718%, due 10/1/30	5,500,000	4,956,322
Series GC
1.868%, due 10/1/31	6,000,000	5,315,066
Series GJ
2.042%, due 8/1/31	4,255,000	3,822,667
Series FZ
2.245%, due 8/1/38	3,475,000	2,657,792
Series GD
2.80%, due 10/1/38	2,000,000	1,628,663
Series GM
4.821%, due 10/1/32	2,000,000	2,075,809
Series GN
4.936%, due 10/1/37	5,000,000	5,108,123
		30,195,392
Idaho 2.2%
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.128%, due 1/1/35	1,280,000	1,296,358
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Idaho (continued)
Idaho Housing & Finance Association Revenue Bonds (continued)
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	$ 12,000,000	$ 12,608,436
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	5,000,000	5,337,110
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/56	13,500,000	14,575,389
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	7,510,000	7,983,017
		41,800,310
Illinois 6.5%
Chicago Board of Education, Dedicated Capital Improvement Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,046,846
Chicago Transit Authority Revenue Bonds
Series B, Insured: BAM
3.402%, due 12/1/32	4,610,000	4,329,549
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
Series B, Insured: BAM
3.102%, due 12/1/30	2,100,000	1,997,450
City of Chicago, Wastewater Transmission Revenue Bonds, Second Lien
Series B, Insured: BAM
6.90%, due 1/1/40	5,500,000	6,186,560
City of Chicago Unlimited General Obligation
Series B, Insured: AG-CR
7.375%, due 1/1/33	2,920,000	3,285,992
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	820,000	835,987
	Principal Amount	Value

Illinois (continued)
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.598%, due 8/15/30	$ 2,250,000	$ 2,204,159
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	2,450,000	2,502,637
Series B, Insured: GNMA / FNMA / FHLMC
5.279%, due 4/1/35	2,315,000	2,355,223
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	2,295,000	2,332,862
Metropolitan Pier & Exposition Authority Revenue Bonds
Series B
7.20%, due 6/15/33	12,380,000	13,305,137
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	8,500,000	8,066,762
Series B, Insured: BAM
3.411%, due 1/1/43	1,250,000	996,511
Series B
4.736%, due 1/1/30	4,280,000	4,376,162
Series B
4.847%, due 1/1/31	5,450,000	5,602,142
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	2,160,000	2,134,848
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	3,095,209
State of Illinois Revenue Bonds
4.62%, due 6/15/38	21,770,668	21,660,491
State of Illinois Unlimited General Obligation
Series B
5.52%, due 4/1/38	6,950,000	7,170,911
Insured: AG-CR
5.65%, due 12/1/38	6,949,444	7,260,393
Series 1
6.63%, due 2/1/35	4,615,385	4,923,131

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
State of Illinois Unlimited General Obligation (continued)
Series 3
6.725%, due 4/1/35	$ 10,938,462	$ 11,734,845
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	4,942,857	5,458,295
		123,862,102
Indiana 0.8%
Indiana Finance Authority, Deaconess Health System Revenue Bonds
Series A
2.876%, due 3/1/38	2,000,000	1,632,128
Indiana Housing & Community Development Authority Revenue Bonds
Series B-3, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,655,000	5,963,401
Indianapolis Local Public Improvement Bond Bank Revenue Bonds
Series A-2
5.854%, due 1/15/30	4,315,000	4,425,067
St. Joseph County Redevelopment Authority, Commission Revenue Bonds
Series B, Insured: AG
4.991%, due 2/1/31	1,085,000	1,134,617
Series B, Insured: AG
5.033%, due 2/1/32	1,135,000	1,188,109
Series B, Insured: AG
5.083%, due 2/1/33	1,000,000	1,048,362
		15,391,684
Iowa 1.4%
Iowa Finance Authority Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,250,000	3,513,988
	Principal Amount	Value

Iowa (continued)
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	$ 3,200,000	$ 3,261,584
Series A
5.426%, due 12/1/35	1,730,000	1,768,440
Series A
5.908%, due 12/1/45	17,150,000	17,607,051
		26,151,063
Kentucky 1.0%
Kentucky Higher Education Student Loan Corp. Revenue Bonds
Series A-2
5.945%, due 6/1/33	4,750,000	4,959,860
Series A-2
5.995%, due 6/1/34	5,000,000	5,245,934
Series A-2
6.045%, due 6/1/35	3,000,000	3,170,040
Series A-2
6.195%, due 6/1/40	4,000,000	4,195,280
Kentucky Housing Corp. Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	2,050,000	2,207,106
		19,778,220
Louisiana 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.197%, due 9/1/39	4,524,825	4,627,962
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. Project Revenue Bonds
5.198%, due 12/1/39	5,425,000	5,638,614
State of Louisiana Revenue Bonds
Series A
1.742%, due 6/15/32	1,450,000	1,245,429
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	$ 3,710,000	$ 3,305,701
State of Louisiana, Gasoline & Fuels Tax Revenue Bonds
Series A
3.052%, due 5/1/38	3,000,000	2,539,816
		17,357,522
Maryland 1.3%
City of Baltimore Unlimited General Obligation
Series B
2.00%, due 10/15/34	1,145,000	949,256
Series B
5.35%, due 10/15/42	6,455,000	6,559,799
County of Howard Unlimited General Obligation
Series E
1.55%, due 8/15/31	3,000,000	2,633,334
Maryland Department of Housing & Community Development Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 9/1/55	5,500,000	5,674,234
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue Revenue Bonds
Series D
3.052%, due 7/1/40	9,020,000	7,138,015
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund Revenue Bonds
Series C, Insured: State Intercept
2.207%, due 5/1/31	1,510,000	1,376,645
		24,331,283
Massachusetts 6.5%
Commonwealth of Massachusetts Limited General Obligation
Series D
2.663%, due 9/1/39	11,989,833	10,187,369
	Principal Amount	Value

Massachusetts (continued)
Commonwealth of Massachusetts Limited General Obligation (continued)
Series D
4.50%, due 8/1/31	$ 1,500,000	$ 1,497,939
Series E
5.50%, due 10/1/29	9,000,000	9,544,089
Series E
5.50%, due 10/1/31	5,050,000	5,439,749
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	11,225,000	11,222,409
Commonwealth of Massachusetts, Unemployment Insurance Trust Fund Revenue Bonds
Series A
3.881%, due 1/15/31	5,000,000	4,987,177
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	7,094,440
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	12,335,000	12,642,328
Series A
6.166%, due 7/1/50	35,500,000	36,647,111
Massachusetts Housing Finance Agency Revenue Bonds
Series 240
6.25%, due 12/1/54	5,000,000	5,302,156
Massachusetts Port Authority Revenue Bonds
Series C
1.679%, due 7/1/31	1,625,000	1,429,348
Massachusetts Water Resources Authority Revenue Bonds
Series E
2.323%, due 8/1/29	2,015,000	1,906,595
Series C
2.39%, due 8/1/33	6,275,000	5,493,628

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 4
2.008%, due 11/1/31	$ 2,330,000	$ 2,081,496
Series 2
3.646%, due 11/1/34	2,495,000	2,366,884
University of Massachusetts Building Authority Revenue Bonds
Series 2
5.45%, due 11/1/40	4,260,000	4,385,788
		122,228,506
Michigan 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue Bonds, Second Lien
Series B, Insured: AG
2.615%, due 7/1/36	1,000,000	853,262
Michigan State Building Authority Revenue Bonds
Series II
2.032%, due 10/15/33	1,000,000	849,423
		1,702,685
Minnesota 1.2%
Minnesota Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
1.58%, due 2/1/51	4,960,819	3,769,089
Series V, Insured: GNMA / FNMA / FHLMC
5.626%, due 7/1/39	2,000,000	2,010,037
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	5,540,000	5,851,412
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	2,995,000	3,178,333
	Principal Amount	Value

Minnesota (continued)
University of Minnesota, University Supported Biomedical Science Research Facilities Funding Program Revenue Bonds
Series C
4.563%, due 8/1/36	$ 7,020,000	$ 7,064,328
Western Minnesota Municipal Power Agency Revenue Bonds
Series A
2.595%, due 1/1/29	1,000,000	965,179
		22,838,378
Mississippi 1.1%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	9,000,000	7,918,938
Series B
1.699%, due 6/1/29	2,935,000	2,742,731
Series B
1.849%, due 6/1/30	2,135,000	1,965,661
Series E
2.387%, due 10/1/34	5,000,000	4,330,423
Series F
5.245%, due 11/1/34	4,075,000	4,199,186
		21,156,939
Missouri 0.4%
Metropolitan St. Louis Sewer District Revenue Bonds
Series B
5.856%, due 5/1/39	3,035,000	3,252,656
Missouri Housing Development Commission, First Place Homeownership Loan Program Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	4,000,000	4,241,337
		7,493,993
Nebraska 0.1%
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	3,000,000	2,676,673
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire 1.7%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	$ 22,200,000	$ 23,533,860
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	3,865,000	3,890,421
Series A
5.34%, due 11/1/44	5,115,000	4,820,942
		32,245,223
New Jersey 0.7%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	1,500,000	1,472,269
New Jersey Turnpike Authority Revenue Bonds
Series B
1.713%, due 1/1/29	3,485,000	3,265,953
North Hudson Sewerage Authority Revenue Bonds, Senior Lien
Insured: AG
3.258%, due 6/1/32	1,000,000	936,581
State of New Jersey Unlimited General Obligation
Series A
2.75%, due 6/1/31	3,900,000	3,660,705
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,756,054
		14,091,562
New Mexico 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Revenue Bonds
Series B, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	995,000	1,063,359
	Principal Amount	Value

New York 11.1%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AG-CR
6.00%, due 10/1/30	$ 1,855,000	$ 1,956,472
City of New York Unlimited General Obligation
Series D
1.623%, due 8/1/28	1,210,000	1,138,977
Series D
1.723%, due 8/1/29	230,000	212,103
Series D
1.723%, due 8/1/29	1,070,000	990,621
Series D-2
1.75%, due 3/1/30	2,450,000	2,240,486
Series D-3
1.97%, due 3/1/31	1,000,000	897,798
Series D-3
2.22%, due 3/1/35	6,000,000	4,914,215
Series C-1
5.517%, due 10/1/37	4,220,000	4,362,231
Series H
5.75%, due 2/1/38	4,500,000	4,784,794
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	2,045,000	1,812,239
Metropolitan Transportation Authority Revenue Bonds
Series A
6.668%, due 11/15/39	8,085,000	8,921,040
Series C
7.336%, due 11/15/39	6,105,000	7,268,504
New York City Housing Development Corp., 8 Spruce Street Revenue Bonds
Class A
5.458%, due 12/15/31	975,000	998,897
Class A
5.458%, due 12/15/31	17,850,000	18,287,454
Class B
6.033%, due 12/15/31	8,500,000	8,781,499
Class B
6.033%, due 12/15/31	4,400,000	4,545,717

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series D-3
2.40%, due 11/1/32	$ 7,500,000	$ 6,633,011
Series B-3
3.00%, due 11/1/33	9,180,000	8,303,601
Series C-3
3.35%, due 11/1/30	4,000,000	3,871,043
Series G-2
4.91%, due 5/1/32	5,000,000	5,182,401
Series G-3
5.01%, due 5/1/34	2,500,000	2,593,392
Series G-3
5.06%, due 5/1/35	3,250,000	3,362,143
Series D-3
5.65%, due 11/1/35	6,000,000	6,369,830
New York Power Authority Revenue Bonds
Series A, Insured: AG
5.749%, due 11/15/33	8,280,000	8,926,009
New York State Dormitory Authority, University Facilities Revenue Bonds
Series B
2.746%, due 7/1/30	6,430,000	6,100,960
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group Revenue Bonds
Series B, Insured: AG
4.84%, due 7/1/32	10,000,000	10,238,142
New York State Dormitory Authority, New York University Revenue Bonds
Series B
5.228%, due 7/1/35	24,000,000	25,471,399
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series H
5.289%, due 3/15/33	6,264,657	6,393,167
New York State Energy Research & Development Authority Revenue Bonds
Series A
5.997%, due 4/1/30	2,500,000	2,534,221
	Principal Amount	Value

New York (continued)
New York State Energy Research & Development Authority Revenue Bonds (continued)
Series A
6.199%, due 4/1/31	$ 1,500,000	$ 1,527,470
Series A
6.249%, due 4/1/32	1,000,000	1,020,980
Series A
6.456%, due 4/1/33	865,000	885,447
Series A
6.506%, due 4/1/34	500,000	513,157
New York State Energy Research & Development Authority, Revolving Loan Fund Revenue Bonds
Series A
6.004%, due 4/1/33	1,000,000	996,970
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series D
3.32%, due 3/15/29	4,990,000	4,912,865
State of New York Unlimited General Obligation
Series B
2.35%, due 3/15/35	1,000,000	842,313
Series B
2.90%, due 2/15/33	6,000,000	5,503,217
Series B
2.95%, due 2/15/34	6,750,000	6,108,068
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	6,000,000	6,368,987
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B
5.50%, due 11/15/39	6,465,000	6,719,934
United Nations Development Corp. Revenue Bonds
Series A
5.661%, due 8/1/36	1,000,000	1,078,070
Series A
5.761%, due 8/1/37	1,065,000	1,148,830
Series A
5.861%, due 8/1/38	2,215,000	2,388,594
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
United Nations Development Corp. Revenue Bonds (continued)
Series A
5.931%, due 8/1/39	$ 2,600,000	$ 2,797,907
		210,905,175
North Carolina 0.6%
City of Charlotte Certificate of Participation
5.124%, due 6/1/36	2,845,000	2,981,850
5.224%, due 6/1/37	3,125,000	3,277,730
5.531%, due 6/1/41	2,800,000	2,922,535
University of North Carolina at Chapel Hill Revenue Bonds
3.847%, due 12/1/34	1,530,000	1,490,403
		10,672,518
North Dakota 0.1%
North Dakota Housing Finance Agency, Housing Finance and Home Mortgage Program Revenue Bonds
Series B
6.25%, due 7/1/54	2,410,000	2,537,256
Ohio 3.9%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	4,455,000	4,783,196
Series A
7.734%, due 2/15/33	6,620,000	7,729,149
Brecksville-Broadview Heights City School District Unlimited General Obligation
3.507%, due 12/1/47	2,825,000	2,193,506
3.557%, due 12/1/49	3,010,000	2,272,082
City of Columbus Limited General Obligation
Series D
4.022%, due 4/1/35	1,135,000	1,115,231
	Principal Amount	Value

Ohio (continued)
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	$ 3,750,000	$ 3,828,887
Franklin County Convention Facilities Authority Revenue Bonds
Series B
2.022%, due 12/1/30	4,795,000	4,322,044
JobsOhio Beverage System Revenue Bonds, Senior Lien
Series A
2.833%, due 1/1/38	2,040,000	1,733,530
4.433%, due 1/1/33	11,265,000	11,458,934
JobsOhio Beverage System Revenue Bonds
Series B
4.532%, due 1/1/35	12,085,000	12,203,069
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,068,431
Ohio Housing Finance Agency Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	6,665,000	7,217,440
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Senior Lien
Series A
2.801%, due 2/15/36	1,500,000	1,297,095
Toledo Hospital (The)
Insured: AG
5.75%, due 11/15/38	10,735,000	10,812,951
		73,035,545
Oklahoma 0.1%
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AG
2.251%, due 1/1/32	1,300,000	1,172,799

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Oregon 2.8%
Oregon State Lottery Revenue Bonds
Series B
3.821%, due 4/1/31	$ 3,000,000	$ 2,967,543
Series B
4.851%, due 4/1/33	1,500,000	1,554,407
Series B
5.031%, due 4/1/35	500,000	521,804
Series B
5.181%, due 4/1/36	3,195,000	3,348,994
Series B
5.281%, due 4/1/37	5,105,000	5,354,970
Series B
5.381%, due 4/1/38	2,600,000	2,727,866
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	6,001,000	5,316,160
Port of Morrow, Bonneville Power Administration Revenue Bonds
4.819%, due 9/1/30	4,000,000	4,138,048
4.839%, due 9/1/31	10,000,000	10,363,204
State of Oregon, Department of Transportation Revenue Bonds, Senior Lien
Series B
1.66%, due 11/15/31	1,760,000	1,540,836
State of Oregon, Article XI-Q State Project Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	903,344
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.124%, due 5/1/34	2,330,000	2,471,124
Series B
5.174%, due 5/1/35	2,000,000	2,126,209
Series B
5.304%, due 5/1/36	3,465,000	3,694,179
Series B
5.424%, due 5/1/37	3,190,000	3,408,111
	Principal Amount	Value

Oregon (continued)
Tri-County Metropolitan Transportation, District of Oregon Revenue Bonds, Senior Lien
Series B
2.583%, due 9/1/36	$ 2,100,000	$ 1,781,957
		52,218,756
Pennsylvania 2.1%
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	1,000,000	909,334
City of Philadelphia Unlimited General Obligation
Series B
4.846%, due 8/1/31	2,500,000	2,588,729
City of Pittsburgh Unlimited General Obligation
Series B
1.619%, due 9/1/29	1,570,000	1,439,301
Commonwealth Financing Authority, Commonwealth of Pennsylvania Revenue Bonds
Series A, Insured: AG
3.657%, due 6/1/38	2,340,000	2,153,757
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
2.05%, due 8/1/31	9,520,000	8,593,094
Erie City Water Authority Revenue Bonds
Series D, Insured: AG
1.961%, due 12/1/30	2,945,000	2,665,483
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AG
5.362%, due 11/1/37	2,150,000	2,242,498
Pennsylvania Housing Finance Agency Revenue Bonds
Series 149-B
6.50%, due 10/1/55	2,000,000	2,164,577
Series 150-B
6.50%, due 10/1/55	3,000,000	3,251,601
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State University (The) Revenue Bonds
Series B
4.385%, due 9/1/30	$ 1,280,000	$ 1,306,223
Series B
4.675%, due 9/1/32	1,000,000	1,031,320
Series B
4.958%, due 9/1/34	1,500,000	1,567,674
Series B
5.008%, due 9/1/35	1,000,000	1,046,041
Series B
5.088%, due 9/1/36	1,725,000	1,809,334
Series B
5.308%, due 9/1/39	1,885,000	1,981,989
Series B
5.585%, due 9/1/45	1,265,000	1,329,437
Reading Area Water Authority Revenue Bonds
Insured: BAM
2.952%, due 12/1/36	3,025,000	2,613,581
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series C
2.629%, due 9/15/33	2,000,000	1,777,768
		40,471,741
Rhode Island 0.6%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity Revenue Bonds
Series 85-T, Insured: GNMA
6.25%, due 10/1/53	3,155,000	3,352,112
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.714%, due 12/1/44	6,000,000	6,091,150
Series 1
5.797%, due 12/1/33	1,400,000	1,481,592
State of Rhode Island Unlimited General Obligation
Series B
4.51%, due 5/1/30	1,150,000	1,178,059
		12,102,913
	Principal Amount	Value

South Carolina 0.7%
South Carolina Public Service Authority Revenue Bonds
Series C
5.01%, due 12/1/32	$ 1,645,000	$ 1,693,136
Series C
5.03%, due 12/1/33	1,500,000	1,541,138
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series F, Insured: AG-CR
5.74%, due 1/1/30	3,690,000	3,819,012
South Carolina Student Loan Corp. (c) Revenue Bonds
Series A
5.129%, due 12/1/36	5,150,000	5,157,424
Series A
5.567%, due 12/1/46	1,000,000	992,062
		13,202,772
Tennessee 0.4%
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds
Series D
5.03%, due 7/1/30	1,000,000	1,050,366
Series D
5.068%, due 7/1/31	1,600,000	1,690,515
Series D
5.168%, due 7/1/33	1,550,000	1,650,610
State of Tennessee Unlimited General Obligation
Series B
1.925%, due 11/1/34	1,500,000	1,238,398
Series B
1.975%, due 11/1/35	2,000,000	1,615,596
		7,245,485
Texas 7.2%
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,209,748
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,974,745

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	$ 1,470,000	$ 1,314,556
City of Midland Limited General Obligation
Series A
3.601%, due 3/1/31	1,420,000	1,401,065
City of San Antonio, Electric & Gas Systems Revenue Bonds
Series A
5.469%, due 2/1/45 (c)	11,250,000	11,277,016
City of San Antonio Limited General Obligation
5.635%, due 2/1/26	4,000,000	4,010,548
Colony Community Development Corp., Nebraska Furniture Mart Project Revenue Bonds
7.25%, due 10/1/42	8,785,000	8,689,887
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AG
2.434%, due 8/15/33	1,000,000	871,534
Insured: AG
2.534%, due 8/15/34	2,805,000	2,409,652
Dallas Area Rapid Transit Revenue Bonds
Series C
1.846%, due 12/1/30	3,825,000	3,466,377
Series C
1.946%, due 12/1/31	4,230,000	3,763,387
Series C
2.046%, due 12/1/32	2,035,000	1,776,795
Series C
2.096%, due 12/1/33	1,000,000	855,328
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.246%, due 11/1/31	2,585,000	2,333,941
Series A
2.454%, due 11/1/29	1,000,000	947,148
Series C
2.591%, due 11/1/33	4,300,000	3,801,574
Series A
2.994%, due 11/1/38	1,175,000	1,029,361
	Principal Amount	Value

Texas (continued)
Dallas Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
1.935%, due 8/15/30	$ 4,875,000	$ 4,470,442
Frisco Community Development Corp., Sales Tax Revenue Bonds
4.98%, due 2/15/36	2,935,000	3,046,848
Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine Revenue Bonds
3.344%, due 11/15/37	7,600,000	6,733,978
Hidalgo County Regional Mobility Authority Revenue Bonds, Senior Lien
Series B, Insured: AG
2.082%, due 12/1/32	2,400,000	2,068,526
Mansfield Independent School District Unlimited General Obligation
Insured: PSF-GTD
2.175%, due 2/15/36	2,000,000	1,627,083
Port Arthur Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
2.35%, due 2/15/38	3,000,000	2,352,337
Stafford Municipal School District Unlimited General Obligation
Series B, Insured: PSF-GTD
3.084%, due 8/15/41	2,000,000	1,669,767
State of Texas, Public Finance Authority Unlimited General Obligation
Series B
1.844%, due 10/1/30	4,000,000	3,643,548
2.526%, due 10/1/31	7,500,000	6,935,032
2.746%, due 10/1/33	1,000,000	904,032
4.68%, due 10/1/32	7,470,000	7,735,529
4.90%, due 10/1/35	5,100,000	5,281,817
State of Texas Unlimited General Obligation
Series B
2.624%, due 10/1/38	3,000,000	2,417,728
Series A
4.631%, due 4/1/33	1,855,000	1,858,153
4.857%, due 10/1/35	1,400,000	1,458,040
4.957%, due 10/1/36	3,250,000	3,387,300
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
State of Texas Unlimited General Obligation (continued)
5.157%, due 10/1/38	$ 3,250,000	$ 3,388,529
State of Texas, State Water Plan Unlimited General Obligation
Series F
4.509%, due 8/1/35	2,275,000	2,323,510
Series F
4.609%, due 8/1/36	2,000,000	2,044,424
Series F
4.709%, due 8/1/37	4,735,000	4,844,192
Series F
4.809%, due 8/1/38	2,000,000	2,045,959
State of Texas Transportation Commission, Highway Improvement Unlimited General Obligation
3.211%, due 4/1/44	2,250,000	1,891,416
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AG
2.901%, due 9/1/35	1,325,000	1,141,486
Texas Department of Housing & Community Affairs Revenue Bonds
Series D, Insured: GNMA
6.25%, due 9/1/53	2,440,000	2,564,778
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
Series A-2
5.169%, due 4/1/41	4,780,000	4,915,465
Texas State Affordable Housing Corp., Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/54	2,755,000	2,904,637
Via Metropolitan Transit Advanced Transportation District Revenue Bonds
2.673%, due 8/1/38	1,000,000	803,899
		136,591,117
	Principal Amount	Value

U.S. Virgin Islands 0.2%
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AG
6.85%, due 7/1/35	$ 4,000,000	$ 4,342,726
Utah 1.7%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	3,365,000	3,145,129
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (a)	3,610,000	3,505,974
Intermountain Power Agency Revenue Bonds
Series B
4.978%, due 7/1/31	1,030,000	1,066,680
Utah Housing Corp. Revenue Bonds
Series I, Insured: GNMA / FNMA / FHLMC
5.358%, due 1/1/37	1,180,000	1,203,658
Series I, Insured: GNMA / FNMA / FHLMC
5.408%, due 7/1/37	1,190,000	1,215,096
Series J, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,655,000	2,789,783
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,500,000	2,668,891
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	6,465,000	6,937,986
Series I, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	4,500,000	4,862,810
Utah Transit Authority Revenue Bonds
2.289%, due 12/15/32	4,360,000	3,875,495
		31,271,502

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Virginia 0.1%
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	$ 1,970,000	$ 1,832,936
Washington 0.9%
County of King, Sewer Revenue Bonds
Series A
2.091%, due 7/1/34	1,880,000	1,569,932
County of King Limited General Obligation
Series C
4.932%, due 12/1/31	1,600,000	1,687,008
Series C
4.982%, due 12/1/32	1,650,000	1,745,669
Series C
5.112%, due 12/1/34	1,550,000	1,643,870
County of Pierce, Sewer Revenue Bonds
Series B
2.467%, due 8/1/37	1,000,000	807,936
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,418,741
Pierce County School District No. 10, Tacoma Unlimited General Obligation
Insured: School Bond Guaranty
2.357%, due 12/1/39	1,195,000	912,708
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	3,050,000	2,784,928
Spokane Public Facilities District Revenue Bonds
Series A
2.596%, due 12/1/35	2,500,000	2,131,176
	Principal Amount	Value

Washington (continued)
Washington State Housing Finance Commission, Single-Family Program Revenue Bonds
Series 1-T, Insured: GNMA / FNMA / FHLMC
5.50%, due 12/1/53	$ 1,980,000	$ 2,012,557
		17,714,525
West Virginia 0.4%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	2,700,000	2,201,160
Series A-1
8.25%, due 3/1/35	5,530,000	5,964,338
		8,165,498
Wisconsin 0.2%
State of Wisconsin Unlimited General Obligation
Series 2
2.614%, due 5/1/32	4,250,000	3,931,909
Total Municipal Bonds (Cost $1,677,189,059)		1,739,357,385
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	93,648	90,056
6.50%, due 4/1/37	17,972	19,087
		109,143
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	37,328	38,467
Total U.S. Government & Federal Agencies (Cost $149,864)		147,610
Total Long-Term Bonds (Cost $1,809,471,367)		1,873,981,237

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments October 31, 2025†^ (continued)
		Value

Short-Term Investment 1.8%
Unaffiliated Investment Company 1.8%
Dreyfus Government Cash Management - Institutional Shares, 3.94% (d)	33,934,203	$ 33,934,203
Total Short-Term Investment (Cost $33,934,203)		33,934,203
Total Investments (Cost $1,843,405,570)	100.8%	1,907,915,440
Other Assets, Less Liabilities	(0.8)	(15,843,684)
Net Assets	100.0%	$ 1,892,071,756

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(c)	Delayed delivery security.
(d)	Current yield as of October 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 45,829	$ 139,394	$ (185,223)	$ —	$ —	$ —	$ 280	$ —	—

Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(204)	December 2025	$ (23,230,343)	$ (23,558,813)	$ (328,470)

1.	As of October 31, 2025, cash in the amount of $520,200 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay U.S. Infrastructure Bond Fund

Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 134,476,242	$ —	$ 134,476,242
Municipal Bonds	—	1,739,357,385	—	1,739,357,385
U.S. Government & Federal Agencies	—	147,610	—	147,610
Total Long-Term Bonds	—	1,873,981,237	—	1,873,981,237
Short-Term Investment
Unaffiliated Investment Company	33,934,203	—	—	33,934,203
Total Investments in Securities	$ 33,934,203	$ 1,873,981,237	$ —	$ 1,907,915,440
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (328,470)	$ —	$ —	$ (328,470)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $1,843,405,570)	$1,907,915,440
Cash	96,082
Cash collateral on deposit at broker for futures contracts	520,200
Receivables:
Interest	22,987,457
Fund shares sold	5,564,077
Investment securities sold	4,247,680
Variation margin on futures contracts	12,751
Other assets	125,981
Total assets	1,941,469,668
Liabilities
Payables:
Investment securities purchased	44,138,954
Fund shares redeemed	3,125,722
Manager (See Note 3)	746,591
Transfer agent (See Note 3)	265,674
NYLIFE Distributors (See Note 3)	105,683
Custodian	15,289
Professional fees	7,621
Trustees	1,098
Distributions payable	991,280
Total liabilities	49,397,912
Net assets	$1,892,071,756
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$2,449,454
Additional paid-in-capital	1,921,341,095
1,923,790,549
Total distributable earnings (loss)	(31,718,793)
Net assets	$1,892,071,756
Class A
Net assets applicable to outstanding shares	$469,313,216
Shares of beneficial interest outstanding	61,271,262
Net asset value per share outstanding	$7.66
Maximum sales charge (3.00% of offering price)	0.24
Maximum offering price per share outstanding	$7.90
Investor Class
Net assets applicable to outstanding shares	$12,096,538
Shares of beneficial interest outstanding	1,571,927
Net asset value per share outstanding	$7.70
Maximum sales charge (2.50% of offering price)	0.20
Maximum offering price per share outstanding	$7.90
Class C
Net assets applicable to outstanding shares	$4,424,623
Shares of beneficial interest outstanding	578,104
Net asset value and offering price per share outstanding	$7.65
Class I
Net assets applicable to outstanding shares	$1,063,823,188
Shares of beneficial interest outstanding	137,338,303
Net asset value and offering price per share outstanding	$7.75
Class R6
Net assets applicable to outstanding shares	$342,414,191
Shares of beneficial interest outstanding	44,185,800
Net asset value and offering price per share outstanding	$7.75

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay U.S. Infrastructure Bond Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$81,068,538
Dividends-affiliated	280,370
Dividends-unaffiliated	146,931
Total income	81,495,839
Expenses
Manager (See Note 3)	7,502,418
Transfer agent (See Note 3)	1,594,837
Distribution/Service—Class A (See Note 3)	887,900
Distribution/Service—Investor Class (See Note 3)	30,720
Distribution/Service—Class C (See Note 3)	47,601
Professional fees	185,345
Registration	127,010
Custodian	108,243
Shareholder communication	98,787
Trustees	40,790
Miscellaneous	47,028
Total expenses before waiver/reimbursement	10,670,679
Expense waiver/reimbursement from Manager (See Note 3)	(420,648)
Net expenses	10,250,031
Net investment income (loss)	71,245,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	2,464,566
Futures transactions	(201,579)
Net realized gain (loss)	2,262,987
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	40,980,982
Futures contracts	(328,470)
Net change in unrealized appreciation (depreciation)	40,652,512
Net realized and unrealized gain (loss)	42,915,499
Net increase (decrease) in net assets resulting from operations	$114,161,307
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$71,245,808	$50,259,249
Net realized gain (loss)	2,262,987	(5,933,133)
Net change in unrealized appreciation (depreciation)	40,652,512	56,684,053
Net increase (decrease) in net assets resulting from operations	114,161,307	101,010,169
Distributions to shareholders:
Class A	(15,454,033)	(3,932,176)
Investor Class	(500,475)	(524,496)
Class B(a)	—	(2,580)
Class C	(159,244)	(176,472)
Class I	(42,491,880)	(34,701,397)
Class R6	(12,843,598)	(10,962,072)
Total distributions to shareholders	(71,449,230)	(50,299,193)
Capital share transactions:
Net proceeds from sales of shares	823,086,242	910,648,150
Net asset value of shares issued to shareholders in reinvestment of distributions	60,834,852	40,468,029
Cost of shares redeemed	(428,673,337)	(514,080,182)
Increase (decrease) in net assets derived from capital share transactions	455,247,757	437,035,997
Net increase (decrease) in net assets	497,959,834	487,746,973
Net Assets
Beginning of year	1,394,111,922	906,364,949
End of year	$1,892,071,756	$1,394,111,922

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.47	$7.07	$7.20	$8.74	$8.77
Net investment income (loss) (a)	0.33	0.32	0.30	0.18	0.13
Net realized and unrealized gain (loss)	0.19	0.40	(0.13)	(1.47)	0.07
Total from investment operations	0.52	0.72	0.17	(1.29)	0.20
Less distributions:
From net investment income	(0.33)	(0.32)	(0.30)	(0.18)	(0.13)
From net realized gain on investments	—	—	—	(0.07)	(0.10)
Total distributions	(0.33)	(0.32)	(0.30)	(0.25)	(0.23)
Net asset value at end of year	$7.66	$7.47	$7.07	$7.20	$8.74
Total investment return (b)	7.09%	10.24%	2.26%	(14.98)%	2.36%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.34%	4.23%	4.04%	2.20%	1.49%
Net expenses (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (before waiver/reimbursement) (c)	0.88%	0.93%	0.99%	0.98%	0.96%
Portfolio turnover rate (d)	71%	74%	130%	170%	51%
Net assets at end of year (in 000’s)	$469,313	$214,246	$78,068	$75,780	$111,626

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.51	$7.10	$7.24	$8.78	$8.81
Net investment income (loss) (a)	0.31	0.30	0.28	0.16	0.10
Net realized and unrealized gain (loss)	0.19	0.41	(0.14)	(1.47)	0.07
Total from investment operations	0.50	0.71	0.14	(1.31)	0.17
Less distributions:
From net investment income	(0.31)	(0.30)	(0.28)	(0.16)	(0.10)
From net realized gain on investments	—	—	—	(0.07)	(0.10)
Total distributions	(0.31)	(0.30)	(0.28)	(0.23)	(0.20)
Net asset value at end of year	$7.70	$7.51	$7.10	$7.24	$8.78
Total investment return (b)	6.77%	10.04%	1.80%	(15.14)%	2.02%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.06%	3.96%	3.72%	1.95%	1.16%
Net expenses (c)	1.11%	1.13%	1.15%	1.12%	1.17%
Expenses (before waiver/reimbursement) (c)	1.30%	1.31%	1.37%	1.25%	1.33%
Portfolio turnover rate (d)	71%	74%	130%	170%	51%
Net assets at end of year (in 000's)	$12,097	$12,695	$13,066	$13,974	$17,994

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.47	$7.07	$7.20	$8.74	$8.77
Net investment income (loss) (a)	0.25	0.24	0.22	0.11	0.04
Net realized and unrealized gain (loss)	0.18	0.40	(0.13)	(1.48)	0.07
Total from investment operations	0.43	0.64	0.09	(1.37)	0.11
Less distributions:
From net investment income	(0.25)	(0.24)	(0.22)	(0.10)	(0.04)
From net realized gain on investments	—	—	—	(0.07)	(0.10)
Total distributions	(0.25)	(0.24)	(0.22)	(0.17)	(0.14)
Net asset value at end of year	$7.65	$7.47	$7.07	$7.20	$8.74
Total investment return (b)	5.88%	9.13%	1.19%	(15.84)%	1.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.33%	3.22%	2.98%	1.38%	0.42%
Net expenses (c)	1.86%	1.88%	1.91%	1.87%	1.92%
Expenses (before waiver/reimbursement) (c)	2.05%	2.06%	2.13%	2.00%	2.08%
Portfolio turnover rate (d)	71%	74%	130%	170%	51%
Net assets at end of year (in 000’s)	$4,425	$5,279	$4,734	$7,037	$6,481

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.56	$7.15	$7.28	$8.84	$8.87
Net investment income (loss) (a)	0.34	0.33	0.32	0.20	0.15
Net realized and unrealized gain (loss)	0.20	0.42	(0.13)	(1.49)	0.07
Total from investment operations	0.54	0.75	0.19	(1.29)	0.22
Less distributions:
From net investment income	(0.35)	(0.34)	(0.32)	(0.20)	(0.15)
From net realized gain on investments	—	—	—	(0.07)	(0.10)
Total distributions	(0.35)	(0.34)	(0.32)	(0.27)	(0.25)
Net asset value at end of year	$7.75	$7.56	$7.15	$7.28	$8.84
Total investment return (b)	7.26%	10.54%	2.48%	(14.83)%	2.58%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.54%	4.44%	4.24%	2.47%	1.71%
Net expenses (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (before waiver/reimbursement) (c)	0.63%	0.68%	0.74%	0.73%	0.71%
Portfolio turnover rate (d)	71%	74%	130%	170%	51%
Net assets at end of year (in 000’s)	$1,063,823	$908,767	$683,014	$297,386	$329,021

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.56	$7.16	$7.29	$8.84	$8.87
Net investment income (loss) (a)	0.35	0.34	0.32	0.20	0.16
Net realized and unrealized gain (loss)	0.19	0.40	(0.13)	(1.47)	0.07
Total from investment operations	0.54	0.74	0.19	(1.27)	0.23
Less distributions:
From net investment income	(0.35)	(0.34)	(0.32)	(0.21)	(0.16)
From net realized gain on investments	—	—	—	(0.07)	(0.10)
Total distributions	(0.35)	(0.34)	(0.32)	(0.28)	(0.26)
Net asset value at end of year	$7.75	$7.56	$7.16	$7.29	$8.84
Total investment return (b)	7.35%	10.45%	2.55%	(14.66)%	2.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.62%	4.51%	4.30%	2.50%	1.77%
Net expenses (c)	0.51%	0.53%	0.53%	0.53%	0.53%
Expenses (before waiver/reimbursement) (c)	0.51%	0.54%	0.56%	0.57%	0.56%
Portfolio turnover rate (d)	71%	74%	130%	170%	51%
Net assets at end of year (in 000’s)	$342,414	$253,126	$127,190	$110,457	$149,500

(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures
("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which

30	NYLI MacKay U.S. Infrastructure Bond Fund

market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
31

Notes to Financial Statements (continued)
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

32	NYLI MacKay U.S. Infrastructure Bond Fund

(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2025, are shown in the Portfolio of Investments.
(I) Government, Infrastructure Investment and Municipal Bond Risk.  Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage,
33

Notes to Financial Statements (continued)
costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.
Municipalities continue to experience political, economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund’s net asset value, and/or the distributions paid by the Fund.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of October 31, 2025:
Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts	$(328,470)
Total Fair Value	$(328,470)
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(201,579)
Total Net Realized Gain (Loss)	$(201,579)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(328,470)
Total Net Change in Unrealized Appreciation (Depreciation)	$(328,470)

Average Notional Amount	Total
Futures Contracts Short (a)	$(33,477,316)

(a)	Positions were open for eight months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; and 0.45% in excess of $1 billion. During the year ended October 31, 2025, the effective management fee rate was 0.47% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.

34	NYLI MacKay U.S. Infrastructure Bond Fund

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.85% and Class R6, 0.53%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class, Class C and Class I shares. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $7,502,418 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $420,648 and paid the Subadvisor fees in the amount of $3,540,885.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $9,071 and $191, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $16,846 and $497, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$410,903	$—
Investor Class	65,797	(19,084)
Class C	25,528	(7,521)
Class I	1,081,515	—
Class R6	11,094	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
35

Notes to Financial Statements (continued)
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$27,578	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,844,712,130	$64,985,796	$(1,782,486)	$63,203,310
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,173,389	$(95,104,212)	$(991,280)	$63,203,310	$(31,718,793)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $95,104,212, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$60,179	$34,925
The Fund utilized $1,886,545 of capital loss carryforwards during the year ended October 31, 2025.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$71,449,230	$50,299,193
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $1,626,713 and $1,104,205, respectively.

36	NYLI MacKay U.S. Infrastructure Bond Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	33,945,719	$253,256,467
Shares issued to shareholders in reinvestment of distributions	2,013,805	15,174,670
Shares redeemed	(3,387,272)	(25,368,439)
Net increase (decrease) in shares outstanding before conversion	32,572,252	243,062,698
Shares converted into Class A (See Note 1)	77,811	585,424
Shares converted from Class A (See Note 1)	(48,499)	(361,116)
Net increase (decrease)	32,601,564	$243,287,006
Year ended October 31, 2024:
Shares sold	23,400,715	$176,016,175
Shares issued to shareholders in reinvestment of distributions	483,975	3,612,102
Shares redeemed	(6,358,025)	(47,391,167)
Net increase (decrease) in shares outstanding before conversion	17,526,665	132,237,110
Shares converted into Class A (See Note 1)	131,926	987,536
Shares converted from Class A (See Note 1)	(29,036)	(219,207)
Net increase (decrease)	17,629,555	$133,005,439

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	50,018	$376,224
Shares issued to shareholders in reinvestment of distributions	64,146	484,643
Shares redeemed	(182,222)	(1,372,531)
Net increase (decrease) in shares outstanding before conversion	(68,058)	(511,664)
Shares converted into Investor Class (See Note 1)	10,192	76,591
Shares converted from Investor Class (See Note 1)	(61,023)	(461,866)
Net increase (decrease)	(118,889)	$(896,939)
Year ended October 31, 2024:
Shares sold	34,886	$260,360
Shares issued to shareholders in reinvestment of distributions	67,731	507,340
Shares redeemed	(190,796)	(1,428,570)
Net increase (decrease) in shares outstanding before conversion	(88,179)	(660,870)
Shares converted into Investor Class (See Note 1)	24,811	185,848
Shares converted from Investor Class (See Note 1)	(85,039)	(641,831)
Net increase (decrease)	(148,407)	$(1,116,853)

Class B(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	8	$117
Shares issued to shareholders in reinvestment of distributions	286	2,128
Shares redeemed	(2,259)	(16,753)
Net increase (decrease) in shares outstanding before conversion	(1,965)	(14,508)
Shares converted from Class B (See Note 1)	(39,576)	(292,914)
Net increase (decrease)	(41,541)	$(307,422)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	73,975	$554,752
Shares issued to shareholders in reinvestment of distributions	18,860	141,645
Shares redeemed	(201,345)	(1,506,614)
Net increase (decrease) in shares outstanding before conversion	(108,510)	(810,217)
Shares converted from Class C (See Note 1)	(20,216)	(151,166)
Net increase (decrease)	(128,726)	$(961,383)
Year ended October 31, 2024:
Shares sold	356,055	$2,643,826
Shares issued to shareholders in reinvestment of distributions	21,877	162,983
Shares redeemed	(310,815)	(2,296,168)
Net increase (decrease) in shares outstanding before conversion	67,117	510,641
Shares converted from Class C (See Note 1)	(30,108)	(225,428)
Net increase (decrease)	37,009	$285,213

37

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	58,673,219	$446,251,948
Shares issued to shareholders in reinvestment of distributions	5,143,398	39,135,012
Shares redeemed	(46,766,062)	(353,797,493)
Net increase (decrease) in shares outstanding before conversion	17,050,555	131,589,467
Shares converted into Class I (See Note 1)	47,947	361,116
Shares converted from Class I (See Note 1)	(6,449)	(48,983)
Net increase (decrease)	17,092,053	$131,901,600
Year ended October 31, 2024:
Shares sold	68,053,601	$513,623,452
Shares issued to shareholders in reinvestment of distributions	4,203,580	31,730,900
Shares redeemed	(47,551,110)	(357,361,139)
Net increase (decrease) in shares outstanding before conversion	24,706,071	187,993,213
Shares converted into Class I (See Note 1)	28,732	219,207
Shares converted from Class I (See Note 1)	(1,743)	(13,211)
Net increase (decrease)	24,733,060	$188,199,209

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	16,106,554	$122,646,851
Shares issued to shareholders in reinvestment of distributions	773,970	5,898,882
Shares redeemed	(6,172,274)	(46,628,260)
Net increase (decrease)	10,708,250	$81,917,473
Year ended October 31, 2024:
Shares sold	29,153,580	$218,104,220
Shares issued to shareholders in reinvestment of distributions	590,277	4,452,576
Shares redeemed	(14,039,442)	(105,586,385)
Net increase (decrease)	15,704,415	$116,970,411

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

38	NYLI MacKay U.S. Infrastructure Bond Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay U.S. Infrastructure Bond Fund (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
39

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
40	NYLI MacKay U.S. Infrastructure Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
41

NYLI MacKay Tax Free Bond Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Municipal Bonds 98.0%
Long-Term Municipal Bonds 96.6%
Alabama 5.4%
Alabama Housing Finance Authority, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 4/1/55	$ 8,910,000	$ 9,781,183
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
3.87%, due 4/1/53	34,600,000	34,155,978
Series D-1
4.00%, due 7/1/52 (a)	6,300,000	6,376,376
Series B-1
4.00%, due 4/1/53 (a)	19,350,000	19,658,882
Series D-3
4.738%, due 6/1/49	9,250,000	9,444,539
Series B
5.00%, due 10/1/35	8,500,000	8,858,532
Series E
5.00%, due 12/1/55 (a)	16,250,000	17,611,254
Series B-2
5.25%, due 12/1/53 (a)	12,500,000	13,577,656
Series A
5.25%, due 5/1/55 (a)	14,295,000	15,696,962
Series D-1
5.50%, due 6/1/49 (a)	5,805,000	6,162,925
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	59,345,000	59,760,195
City of Gadsden, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 10/1/50	5,000,000	5,189,435
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B-2
5.088%, due 4/1/54	20,000,000	20,422,302
Series B
5.25%, due 7/1/54 (a)	61,025,000	67,051,005
Series B-1
5.75%, due 4/1/54 (a)	16,850,000	18,946,241
Energy Southeast A Cooperative District, Revenue Bonds
Series A
5.00%, due 11/1/35	10,000,000	10,776,578
	Principal Amount	Value

Alabama (continued)
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	$ 20,795,000	$ 22,509,741
Southeast Alabama Gas Supply District (The), Revenue Bonds (a)
Series B
5.00%, due 6/1/49	3,015,000	3,267,542
Series A
5.00%, due 8/1/54	5,670,000	6,120,800
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	14,815,000	15,256,628
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 11/1/35	17,250,000	18,408,369
Series C
5.00%, due 5/1/55 (a)	39,090,000	42,095,728
Series C
5.00%, due 10/1/55 (a)	12,855,000	13,970,233
Series A
5.00%, due 1/1/56 (a)	11,935,000	12,786,593
Series B
5.25%, due 3/1/55 (a)	9,030,000	9,731,455
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	25,185,000	26,224,687
		493,841,819
Alaska 0.3%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	5,275,000	5,569,114
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,056,947

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Alaska (continued)
Alaska Municipal Bond Bank Authority, Master Resolution, Revenue Bonds
Series A
5.50%, due 10/1/42	$ 6,000,000	$ 6,121,798
Municipality of Anchorage, Unlimited General Obligation
Series B
5.00%, due 9/1/26	5,340,000	5,345,194
State of Alaska, International Airports System, Revenue Bonds
Series C
5.00%, due 10/1/27 (b)	3,000,000	3,113,276
		23,206,329
Arizona 1.1%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	7,500,000	8,135,891
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
2.87%, due 1/1/37	5,680,000	5,583,030
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (a)(b)
4.00%, due 6/1/49	11,100,000	11,320,698
Series 1
5.00%, due 9/1/42	10,180,000	10,350,112
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/35	2,375,000	1,970,932
Series B
1.75%, due 7/1/36	2,760,000	2,225,461
Gilbert Water Resource Municipal Property Corp., Waterworks & Sewer System, Revenue Bonds, Senior Lien
4.00%, due 7/15/40	23,480,000	24,072,905
4.00%, due 7/15/41	7,915,000	8,066,142
	Principal Amount	Value

Arizona (continued)
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 3/1/55	$ 5,345,000	$ 5,887,314
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	8,000,000	7,720,955
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico, Revenue Bonds
Series A
0.875%, due 6/1/43 (a)	3,855,000	3,745,200
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/45	5,000,000	5,423,322
Salt River Project Agricultural Improvement & Power District, Electric System, Revenue Bonds
Series B
5.25%, due 1/1/53	4,105,000	4,381,452
		98,883,414
Arkansas 0.5%
Arkansas Development Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 1/1/55	3,950,000	4,166,086
Centerpoint School District No. 43, Limited General Obligation
Insured: State Aid Withholding
2.50%, due 10/1/44	3,105,000	2,158,038
Fayetteville School District No. 1, Limited General Obligation
Insured: State Aid Withholding
2.125%, due 6/1/32	3,210,000	2,981,578
Hot Springs School District No. 6, Limited General Obligation
Insured: State Aid Withholding
2.50%, due 6/1/40	3,485,000	2,777,275

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arkansas (continued)
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	$ 15,230,000	$ 11,952,463
North Little Rock School District No. 1, Limited General Obligation
Insured: State Aid Withholding
2.00%, due 2/1/42	10,625,000	7,248,849
Insured: State Aid Withholding
2.00%, due 2/1/43	11,375,000	7,491,076
Springdale School District No. 50, Limited General Obligation
Series A, Insured: State Aid Withholding
2.50%, due 6/1/40	3,380,000	2,689,683
		41,465,048
California 13.5%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/34	5,095,000	3,849,627
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	14,420,000	9,927,510
Series C, Insured: AG
(zero coupon), due 10/1/52 (c)	7,000,000	4,006,468
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: BAM
(zero coupon), due 10/1/48 (c)	6,000,000	3,494,457
Allan Hancock Joint Community College District, Election of 2006, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44 (c)	8,500,000	6,477,788
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,871,675
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/32	6,250,000	6,958,762
	Principal Amount	Value

California (continued)
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b) (continued)
Series B
5.00%, due 7/1/34	$ 5,000,000	$ 5,633,841
Series B
5.00%, due 7/1/35	5,000,000	5,588,896
Series B
5.00%, due 7/1/36	5,345,000	5,924,605
Series B
5.00%, due 7/1/38	7,570,000	8,258,825
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-2
3.67%, due 2/1/52	5,395,000	5,087,096
Series B-1
4.00%, due 2/1/52 (a)	11,475,000	11,727,724
Series A
4.00%, due 10/1/52 (a)	8,000,000	8,122,397
Series A-1
4.00%, due 5/1/53 (a)	12,780,000	13,069,642
Series E-2
4.558%, due 2/1/54	27,500,000	27,651,693
Series A-2
4.838%, due 12/1/53	14,250,000	14,454,188
Series B-1
5.00%, due 7/1/53 (a)	15,605,000	16,509,339
Series C
5.00%, due 8/1/55 (a)	26,880,000	28,854,903
Series G
5.00%, due 11/1/55 (a)	21,855,000	23,359,221
Series C
5.25%, due 1/1/54 (a)	48,365,000	51,891,752
California Enterprise Development Authority, County of Riverside, Revenue Bonds
Series A
5.50%, due 11/1/59	8,465,000	9,169,180
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/44	2,075,000	1,814,121
Series A
4.00%, due 4/1/49	170,000	181,277
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds (continued)
Series A
4.00%, due 4/1/49	$ 4,830,000	$ 4,385,834
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
Series B
4.00%, due 11/15/41	11,275,000	11,239,601
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	5,100,000	5,268,738
California Municipal Finance Authority, Revenue Bonds (a)
Series 1, Class A-1
3.537%, due 2/20/41	17,423,917	16,267,479
Series 2, Class A-1
4.325%, due 11/20/40	9,000,000	9,073,493
California State University, Systemwide, Revenue Bonds
Series C
3.00%, due 11/1/40	4,750,000	4,251,339
Series A
5.00%, due 11/1/42	9,725,000	9,873,931
California Statewide Communities Development Authority, Sequoia Living Projects, Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.00%, due 7/1/55	3,800,000	3,983,314
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/42	4,000,000	3,386,000
Series B
3.00%, due 8/1/46	2,725,000	2,192,772
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,595,742
	Principal Amount	Value

California (continued)
Chaffey Joint Union High School District, Election of 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/47	$ 5,000,000	$ 5,084,788
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series D
4.00%, due 5/15/40	2,200,000	2,181,816
Series A
4.00%, due 5/15/41	15,000,000	14,690,827
Series A
5.25%, due 5/15/43	10,000,000	10,844,807
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series G
5.00%, due 5/15/47	3,250,000	3,342,521
Series G
5.50%, due 5/15/36	15,175,000	17,058,064
Series G
5.50%, due 5/15/39	3,250,000	3,590,172
Series G
5.50%, due 5/15/40	6,700,000	7,336,909
Series H
5.50%, due 5/15/47	8,150,000	8,639,720
City of Oakland, Measure KK, Unlimited General Obligation
Series B-1, Insured: BAM
3.00%, due 1/15/50	4,000,000	3,038,862
Corona-Norco Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/44	5,000,000	4,070,237
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	6,083,227
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
2.587%, due 6/1/29	10,000,000	9,384,997
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/41	2,300,000	2,683,511

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Inglewood Unified School District, Election of 2020, Unlimited General Obligation (continued)
Series B
5.50%, due 8/1/42	$ 2,795,000	$ 3,230,712
Series B
5.50%, due 8/1/43	2,500,000	2,864,272
Long Beach Unified School District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/41	4,650,000	4,008,720
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series E
5.00%, due 7/1/28	6,965,000	7,374,645
Series D
5.00%, due 7/1/29	70,000	75,663
Series B
5.00%, due 7/1/31	2,120,000	2,265,068
Series E
5.00%, due 7/1/31	15,000,000	16,778,644
Series A
5.00%, due 7/1/32	1,355,000	1,512,883
Series B
5.00%, due 7/1/32	6,340,000	6,766,494
Series A
5.00%, due 7/1/33	3,020,000	3,156,512
Series B
5.00%, due 7/1/33	6,000,000	6,786,249
Series C
5.00%, due 7/1/33	2,835,000	3,047,706
Series A
5.00%, due 7/1/35	7,000,000	7,991,873
Series E
5.00%, due 7/1/35	12,625,000	14,509,930
Series A
5.00%, due 7/1/36	1,830,000	1,900,315
Series B
5.00%, due 7/1/36	2,605,000	2,950,344
Series C
5.00%, due 7/1/36	2,135,000	2,418,036
Series E
5.00%, due 7/1/36	1,620,000	1,823,115
Series A
5.00%, due 7/1/37	2,130,000	2,206,195
	Principal Amount	Value

California (continued)
Los Angeles Department of Water & Power, Power System, Revenue Bonds (continued)
Series E
5.00%, due 7/1/38	$ 7,000,000	$ 7,765,116
Series B
5.00%, due 7/1/39	10,000,000	10,656,582
Series A
5.00%, due 7/1/44	1,205,000	1,280,125
Series C
5.00%, due 7/1/44	4,040,000	4,291,870
Series D
5.00%, due 7/1/44	5,000,000	5,152,489
Series C
5.00%, due 7/1/45	5,250,000	5,473,536
Series A
5.00%, due 7/1/50	5,000,000	5,238,900
Series D
5.00%, due 7/1/52	1,535,000	1,600,458
Series A, Insured: BAM
5.00%, due 7/1/53	9,500,000	9,967,989
Series E
5.00%, due 7/1/53	5,350,000	5,552,401
Series A
5.25%, due 7/1/49	6,400,000	6,576,157
Series B
5.25%, due 7/1/53	3,810,000	4,008,829
Series D
6.574%, due 7/1/45	21,480,000	23,230,575
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
6.603%, due 7/1/50	48,635,000	52,701,543
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
3.55%, due 9/1/27	3,040,000	3,035,441
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,835,302
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/41 (b)	8,500,000	8,564,383
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Novato Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/41	$ 2,500,000	$ 2,197,600
Oak Grove School District, Unlimited General Obligation
Series A-2, Insured: BAM
5.00%, due 8/1/52	4,330,000	4,573,817
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 8/1/48	20,000,000	21,517,520
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AG
3.00%, due 8/1/47	4,250,000	3,386,534
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,146,060
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, Insured: AG
5.00%, due 9/1/26	3,000,000	3,053,897
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 11/1/36	2,750,000	2,946,624
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,226,596
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	5,000,000	5,288,156
Series A, Insured: BAM
5.50%, due 8/1/52	5,000,000	5,261,428
	Principal Amount	Value

California (continued)
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation (continued)
Series C, Insured: AG
5.50%, due 8/1/54	$ 10,000,000	$ 10,963,143
Sacramento City Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.50%, due 8/1/53	14,500,000	15,848,050
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/42 (b)	4,000,000	4,382,209
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series A
5.25%, due 8/1/48	5,250,000	5,689,527
San Diego Unified School District, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	11,000,000	11,590,063
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series I
5.00%, due 7/1/41	3,750,000	3,843,395
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series A
5.00%, due 5/1/31	10,500,000	11,577,546
Series C
5.00%, due 5/1/33	31,875,000	36,000,065
Series A
5.00%, due 5/1/34	7,350,000	8,035,472
Series E
5.00%, due 5/1/50	30,430,000	30,749,302
Series A
5.25%, due 5/1/41	30,820,000	33,544,420
Series A
5.25%, due 5/1/43	6,000,000	6,416,599
Series A
5.25%, due 5/1/44	4,580,000	4,865,813

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b) (continued)
Series A
5.50%, due 5/1/55	$ 51,630,000	$ 55,577,666
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds (b)
Series A
5.00%, due 5/1/44	10,740,000	10,959,534
Series B
5.00%, due 5/1/46	11,240,000	11,252,344
San Francisco Community College District, Election of 2020, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 6/15/26	8,200,000	8,331,107
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	948,473
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41 (c)	7,840,000	8,468,977
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	16,225,000	14,165,403
Santa Cruz City High School District, Unlimited General Obligation
Series C
2.00%, due 8/1/37	2,870,000	2,373,888
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series C
4.00%, due 7/1/27	3,935,000	3,939,936
Series 1
5.00%, due 7/1/33	3,410,000	3,927,170
	Principal Amount	Value

California (continued)
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds (continued)
Series 1
5.00%, due 7/1/34	$ 3,480,000	$ 4,037,677
Series 1
5.00%, due 7/1/35	4,185,000	4,751,813
Series 1
5.00%, due 7/1/37	8,330,000	9,317,280
Series 1
5.00%, due 7/1/40	7,225,000	7,973,948
Series A-1
5.00%, due 7/1/48	15,550,000	16,240,700
Series 1
5.00%, due 7/1/53	15,890,000	16,555,912
Series 2
5.00%, due 7/1/53 (a)	8,000,000	8,469,279
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/33	4,000,000	4,606,651
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.25%, due 7/1/53	11,930,000	12,589,283
Southern Mono Health Care District, Election of 2001, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/32	2,600,000	2,090,261
Series B, Insured: NATL-RE
(zero coupon), due 8/1/33	2,505,000	1,947,622
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 4/1/52	3,690,000	2,836,774
5.00%, due 10/1/41	16,065,000	17,340,328
State of California, Unlimited General Obligation
7.60%, due 11/1/40	9,615,000	11,906,496
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	6,750,000	5,613,166
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/47	$ 2,125,000	$ 1,672,876
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Insured: AG
(zero coupon), due 8/1/32	4,370,000	3,600,660
University of California, Revenue Bonds
Series AR
5.00%, due 5/15/41	12,260,000	12,303,114
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AG
3.00%, due 8/1/47	8,910,000	7,156,937
Yosemite Community College District, Election of 2004, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42 (c)	20,655,000	17,942,860
		1,224,034,731
Colorado 2.3%
Adams County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/40	5,910,000	5,970,329
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,661,259
City & County of Denver, Board of Water Commissioners, Revenue Bonds
Series A
3.00%, due 9/15/42	6,285,000	5,316,942
Series A
3.00%, due 9/15/47	11,725,000	8,995,844
	Principal Amount	Value

Colorado (continued)
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.00%, due 12/1/43	$ 3,470,000	$ 3,233,621
Series A
5.00%, due 12/1/34	6,000,000	6,796,468
Series A
5.00%, due 12/1/37	15,675,000	16,240,543
Series A
5.00%, due 12/1/43	4,915,000	4,989,392
Series A
5.50%, due 11/15/35	5,250,000	5,986,478
Series A
5.50%, due 11/15/40	17,760,000	19,589,633
Series D
5.75%, due 11/15/38	3,000,000	3,389,863
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	12,875,000	12,931,093
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.25%, due 11/15/52	10,000,000	10,600,984
Series A
5.25%, due 11/15/54	4,895,000	5,262,174
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
3.00%, due 11/15/51	7,725,000	5,478,848
Series A-1
5.00%, due 11/15/59 (a)	4,625,000	5,016,713
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series B
4.00%, due 1/1/40	3,000,000	2,994,148
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1, Insured: BAM
4.00%, due 8/1/44	8,100,000	7,530,461

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	$ 15,000,000	$ 13,684,262
Colorado Housing and Finance Authority, Revenue Bonds
Series B, Insured: GNMA
3.00%, due 5/1/51 (b)	2,760,000	2,722,851
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	5,040,000	4,986,346
Gunnison Watershed School District No. Re 1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/47	14,150,000	14,837,697
Regional Transportation District Sales Tax, Fastracks Project, Revenue Bonds
Series A
5.00%, due 11/1/31	6,500,000	7,399,446
State of Colorado, Certificate of Participation
Series J
5.25%, due 3/15/42	18,500,000	18,712,426
6.00%, due 12/15/40	5,025,000	5,835,587
6.00%, due 12/15/41	4,560,000	5,253,347
		209,416,755
Connecticut 1.1%
New Canaan Housing Authority, HANC Lakeview LLC, Revenue Bonds
Series A, Insured: FNMA
4.00%, due 12/1/34	10,000,000	10,327,227
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/37	6,420,000	6,115,224
State of Connecticut, Special Tax
Series A
3.125%, due 5/1/40	11,355,000	10,338,338
	Principal Amount	Value

Connecticut (continued)
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.25%, due 7/1/40	$ 20,420,000	$ 23,048,957
Series A
5.25%, due 7/1/41	18,980,000	21,238,238
Series A
5.25%, due 7/1/42	25,220,000	27,955,687
Waterbury Housing Authority, Laurel Estates Preservation Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHLMC
4.50%, due 2/1/42	4,605,000	4,773,196
		103,796,867
Delaware 0.5%
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
4.55%, due 7/1/45	3,210,000	3,246,561
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	9,690,000	10,616,435
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	8,800,000	9,798,319
Delaware State Housing Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	5,580,000	6,041,608
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/55	11,200,000	12,320,078
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	4,000,000	4,432,202
		46,455,203
District of Columbia 1.1%
District of Columbia, Revenue Bonds
Series A
5.50%, due 7/1/47	6,250,000	6,723,191
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 10/1/52	$ 10,000,000	$ 9,020,398
Series B
6.50%, due 10/1/44 (c)	6,040,000	6,455,448
Series B
6.50%, due 10/1/44 (c)	2,600,000	2,778,835
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AG
6.50%, due 10/1/41 (c)	6,730,000	6,954,668
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	7,000,000	7,526,696
Series A
5.00%, due 10/1/30	6,000,000	6,556,975
Series A
5.00%, due 10/1/31	8,000,000	8,852,083
Series A
5.00%, due 10/1/32	16,945,000	18,974,137
Series A
5.00%, due 10/1/35	3,955,000	4,191,145
Series A
5.25%, due 10/1/48	5,000,000	5,225,821
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/30 (b)	3,840,000	4,120,620
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
4.00%, due 7/15/39	5,600,000	5,703,811
	Principal Amount	Value

District of Columbia (continued)
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds, Second Lien
Series A
5.00%, due 7/15/48	$ 5,000,000	$ 5,208,867
		98,292,695
Florida 5.1%
City of Cape Coral, Water & Sewer, Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	13,555,000	13,414,066
Collier County Industrial Development Authority, NCH Healthcare System, Inc. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/49	5,500,000	5,731,258
County of Brevard, Solid Waste Management System, Revenue Bonds
5.50%, due 9/1/53	8,720,000	9,505,434
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (b)	5,045,000	5,090,994
County of Hillsborough, Utility, Revenue Bonds
3.00%, due 8/1/40	4,000,000	3,450,444
County of Lee, Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	8,000,000	8,568,310
Series B
5.00%, due 10/1/46	4,750,000	4,829,634
5.25%, due 10/1/38	5,000,000	5,565,453
5.25%, due 10/1/39	3,240,000	3,576,621
5.25%, due 10/1/49	4,250,000	4,419,269
5.25%, due 10/1/54	38,015,000	39,209,754
County of Miami-Dade, Revenue Bonds
(zero coupon), due 10/1/42	6,200,000	3,012,170
Series A
5.00%, due 10/1/31 (b)	5,750,000	6,342,788
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	2,001,257

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
County of Miami-Dade, Water & Sewer System, Revenue Bonds (continued)
Series B, Insured: BAM
4.00%, due 10/1/49	$ 10,000,000	$ 9,209,167
County of Miami-Dade, Transit System, Revenue Bonds
3.00%, due 7/1/37	4,000,000	3,822,851
4.00%, due 7/1/32	2,465,000	2,484,729
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/33 (b)	9,750,000	10,934,659
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.75%, due 9/1/54	21,400,000	23,025,039
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/52	12,045,000	12,758,694
Florida Housing Finance Corp., Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
4.25%, due 7/1/37	2,750,000	2,844,029
Florida State Board of Governors, University of North Florida Dormitory Facilities Revenue, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/48	4,940,000	5,137,214
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
4.00%, due 10/1/35	3,000,000	3,043,628
5.25%, due 10/1/48	8,790,000	9,300,902
5.25%, due 10/1/49	2,410,000	2,545,515
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series B
5.50%, due 10/1/49	7,125,000	7,666,181
Series B
5.50%, due 10/1/54	39,485,000	42,231,498
	Principal Amount	Value

Florida (continued)
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Revenue Bonds
Series C
5.50%, due 11/15/54	$ 9,985,000	$ 10,748,845
JEA Water & Sewer System, Revenue Bonds
Series A
5.50%, due 10/1/54	21,655,000	23,410,209
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 8/1/51	5,000,000	4,644,946
5.00%, due 8/1/47	4,295,000	4,336,257
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,553,223
Series B
5.00%, due 1/1/48	3,500,000	3,503,162
Okaloosa Gas District, Revenue Bonds
Series B, Insured: AG
5.00%, due 10/1/43	7,900,000	8,496,520
Series B, Insured: AG
5.25%, due 10/1/44	5,375,000	5,852,947
Orange County Health Facilities Authority, Orlando Health, Revenue Bonds
Series A
4.00%, due 10/1/49	4,185,000	3,735,819
Orange County Health Facilities Authority, Orlando Health, Inc., Revenue Bonds
Insured: AG-CR
4.00%, due 10/1/52	7,000,000	6,206,908
Peace River Manasota Regional Water Supply Authority, Revenue Bonds
Series B
5.25%, due 10/1/50	6,500,000	6,982,411
School Board of Miami-Dade County (The), Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 3/15/35	6,060,000	6,791,999
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
School Board of Miami-Dade County (The), Unlimited General Obligation (continued)
Series A, Insured: BAM
5.00%, due 3/15/52	$ 5,755,000	$ 6,004,541
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	18,060,000	13,050,537
Series A, Insured: BAM
3.00%, due 5/1/51	21,200,000	15,618,858
4.00%, due 5/1/48	13,135,000	12,444,777
St. Lucie County Housing Finance Authority, Live Oak Preservations Ltd., Revenue Bonds
Insured: FNMA
4.45%, due 1/1/41	8,360,000	8,694,423
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series B
3.00%, due 7/1/49	3,750,000	2,863,517
Series C
3.00%, due 7/1/51	5,000,000	3,780,836
State of Florida, Unlimited General Obligation
Series E
3.10%, due 6/1/28	7,235,000	7,235,652
Village Community Development District No. 8, Special Assessment
Insured: AG
3.50%, due 5/1/40	4,790,000	4,715,991
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AG-CR
5.00%, due 3/1/34	8,450,000	9,017,990
Insured: AG-CR
5.00%, due 3/1/35	9,020,000	9,605,706
Wildwood Utility Dependent District, 2023 Project, Revenue Bonds
Insured: AG
5.25%, due 10/1/43	10,250,000	11,094,262
	Principal Amount	Value

Florida (continued)
Wildwood Utility Dependent District, 2023 Project, Revenue Bonds (continued)
Insured: AG
5.50%, due 10/1/53	$ 14,000,000	$ 15,036,742
		460,148,636
Georgia 3.5%
Augusta Development Authority, WellStar Health System Project, Revenue Bonds
Series A, Insured: AG
5.125%, due 4/1/53	5,400,000	5,622,255
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	30,000,000	28,760,712
Series A
4.00%, due 7/1/49	15,865,000	14,646,354
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien (b)
Series D
4.00%, due 7/1/35	5,820,000	5,915,580
Series D
4.00%, due 7/1/38	3,500,000	3,504,735
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds
Series E
5.00%, due 7/1/33 (b)	2,750,000	3,110,334
City of Atlanta, Water & Wastewater, Revenue Bonds
5.00%, due 11/1/29	4,250,000	4,258,391
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	11,750,000	12,629,117
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System, Revenue Bonds
4.00%, due 8/15/48	4,185,000	3,877,858
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, Second Series
Series 2
3.375%, due 11/1/48 (a)	5,650,000	5,665,739

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds (a)
Series 4
3.80%, due 10/1/32	$ 2,000,000	$ 2,007,007
Series 4
3.80%, due 10/1/32	2,000,000	2,007,007
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	8,500,000	5,467,486
Series B, Insured: County Guaranteed
5.50%, due 2/15/42	9,290,000	9,508,396
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Revenue Bonds
Series A
4.00%, due 2/15/51	2,000,000	1,767,791
Georgia Housing & Finance Authority, Revenue Bonds
Series B
3.55%, due 12/1/42	5,500,000	5,142,098
Georgia Ports Authority, Revenue Bonds
5.25%, due 7/1/43	4,695,000	5,072,877
Griffin-Spalding County Hospital Authority, WellStar Health System, Revenue Bonds
4.00%, due 4/1/42	3,440,000	3,315,744
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,975,000	3,000,882
Series C
4.00%, due 5/1/52 (a)	18,285,000	18,660,775
Series A
4.00%, due 7/1/52 (a)	21,645,000	21,955,874
Series A
4.00%, due 9/1/52 (a)	18,500,000	19,024,334
Series A
5.00%, due 5/15/34	2,750,000	2,892,250
Series A
5.00%, due 5/15/37	2,265,000	2,469,210
	Principal Amount	Value

Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds (continued)
Series A
5.00%, due 6/1/53 (a)	$ 3,000,000	$ 3,181,731
Series B
5.00%, due 7/1/53 (a)	12,750,000	13,669,856
Series D
5.00%, due 4/1/54 (a)	10,000,000	10,857,257
Series A
5.00%, due 5/1/54 (a)	11,250,000	12,171,367
Series E
5.00%, due 5/1/55 (a)	22,680,000	24,645,481
Series A
5.50%, due 9/15/27	8,860,000	9,190,810
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 1/1/41	2,545,000	2,538,683
Series A
4.00%, due 1/1/49	4,500,000	4,077,429
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	5,500,000	4,926,036
Series A
5.00%, due 1/1/39	10,000,000	10,299,631
Series A
5.25%, due 7/1/64	5,000,000	5,195,620
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,644,693
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH
5.00%, due 1/1/37	3,695,000	3,817,581
Series A
5.50%, due 7/1/64	8,415,000	8,638,845
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/52	4,800,000	4,916,628
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Municipal Electric Authority of Georgia, Project One, Revenue Bonds
5.25%, due 1/1/49	$ 5,645,000	$ 5,928,312
		317,982,766
Guam 0.0% ‡
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	5,000,000	5,003,265
Hawaii 0.4%
State of Hawaii, Revenue Bonds
Series A
4.00%, due 7/1/31 (b)	10,420,000	10,739,169
State of Hawaii, Airports System, Revenue Bonds
Series B
5.00%, due 7/1/49	2,000,000	2,141,100
Series A
5.50%, due 7/1/54 (b)	17,950,000	19,398,933
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AG-CR
3.50%, due 10/1/49 (b)	5,675,000	4,663,780
		36,942,982
Idaho 0.3%
Boise State University, Revenue Bonds
Series A
5.25%, due 4/1/53	3,600,000	3,804,202
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	6,735,000	6,795,043
Series A, Insured: GNMA / FNMA / FHLMC
4.60%, due 1/1/49	5,350,000	5,316,001
	Principal Amount	Value

Idaho (continued)
Idaho Housing & Finance Association, Department of Transportation, Transportation Expansion & Congestion, Revenue Bonds
Series A
5.25%, due 8/15/48	$ 7,010,000	$ 7,563,055
		23,478,301
Illinois 6.6%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	17,245,000	16,566,821
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 12/1/27	7,000,000	7,230,918
Series A, Insured: AG
5.00%, due 12/1/34	3,000,000	3,126,063
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/48	18,650,000	19,568,651
6.00%, due 4/1/46	16,560,000	16,738,414
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 1/1/36	8,100,000	8,262,545
Series A
4.00%, due 1/1/36	16,215,000	16,446,109
Series A, Insured: BAM
4.00%, due 1/1/43 (b)	13,500,000	12,672,229
Series D, Insured: AG
5.00%, due 1/1/38	4,750,000	5,192,319
Series A, Insured: AG
5.50%, due 1/1/53 (b)	23,525,000	24,451,572
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.50%, due 1/1/48 (b)	4,725,000	4,606,849
Series E
5.00%, due 1/1/28 (b)	18,345,000	19,005,361
Series C
5.00%, due 1/1/35 (b)	3,615,000	4,065,064

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (continued)
Series A
5.25%, due 1/1/48 (b)	$ 9,500,000	$ 9,960,340
Series A
5.50%, due 1/1/53 (b)	5,960,000	6,341,284
Series A
5.50%, due 1/1/55 (b)	5,175,000	5,399,107
Series B
5.50%, due 1/1/59	17,500,000	18,817,468
Chicago O'Hare International Airport, Senior Lien, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/37 (b)	5,000,000	5,176,467
Chicago Park District, Limited Tax, Limited General Obligation
Series C
4.00%, due 1/1/35	4,000,000	4,044,813
City of Chicago, Unlimited General Obligation
Series B
4.00%, due 1/1/37	4,750,000	4,489,998
Series A
5.00%, due 1/1/32	1,400,000	1,466,652
Series A
6.00%, due 1/1/38	36,550,000	37,315,807
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,111,615
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 1/1/42	4,150,000	4,204,005
Series A, Insured: AG
5.50%, due 1/1/62	7,240,000	7,650,771
City of Chicago, Waterworks, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 11/1/48	6,000,000	6,294,401
Series A, Insured: AG
5.50%, due 11/1/62	8,500,000	9,034,860
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/37	22,825,000	21,610,242
	Principal Amount	Value

Illinois (continued)
Cook County High School District No. 209, Proviso Township, Limited General Obligation
Series B, Insured: AG
4.00%, due 12/1/38	$ 3,000,000	$ 3,013,414
County of Cook, Sales Tax, Revenue Bonds
4.00%, due 11/15/37	4,250,000	4,279,402
Grand Prairie Water Commission, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/55 (d)	4,250,000	4,440,496
Illinois Finance Authority, Maine Township High School District No. 207, Revenue Bonds
4.00%, due 12/1/37	3,500,000	3,554,092
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	3,500,000	3,376,603
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
4.00%, due 7/15/47	16,660,000	15,233,714
Illinois Finance Authority, Uchicago Medicine, Revenue Bonds
Series A
5.00%, due 8/15/52	4,250,000	4,315,721
Illinois Housing Development Authority, Sustainable Bonds, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/44	11,105,000	11,344,328
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/54	6,390,000	6,924,364
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	4,960,000	5,514,816
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Kane County Forest Preserve District, Unlimited General Obligation
Series C
3.00%, due 12/15/26	$ 2,880,000	$ 2,878,570
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.25%, due 11/1/41	7,260,000	7,512,244
4.50%, due 11/1/42	7,585,000	7,896,635
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	17,500,000	12,298,347
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	27,500,000	18,401,672
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B-1, Insured: AG
(zero coupon), due 6/15/43	10,000,000	4,568,363
Northern Illinois Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 12/1/41	5,125,000	5,166,472
Regional Transportation Authority, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,415,705
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AG
5.00%, due 12/1/36	2,145,000	2,172,832
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	8,750,000	7,890,377
Series C
5.25%, due 1/1/34	7,500,000	7,991,561
Series C, Insured: BAM
5.25%, due 1/1/48	35,150,000	36,143,782
Series C
5.50%, due 1/1/33	7,280,000	7,829,191
	Principal Amount	Value

Illinois (continued)
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AG
5.50%, due 6/1/58	$ 9,475,000	$ 10,114,038
State of Illinois, Unlimited General Obligation
Series B
5.00%, due 3/1/26	4,000,000	4,025,828
Series D
5.00%, due 11/1/26	7,375,000	7,524,630
5.00%, due 2/1/27	3,980,000	4,077,920
Series D
5.00%, due 11/1/27	10,000,000	10,402,856
5.00%, due 1/1/28	5,155,000	5,171,896
Series A
5.00%, due 12/1/34	4,500,000	4,645,069
Series A
5.50%, due 3/1/47	4,750,000	4,997,911
Series A
6.00%, due 5/1/27	8,190,000	8,562,294
United City of Yorkville, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Special Tax
Insured: AG
5.00%, due 3/1/32	2,999,000	3,016,981
Village of Bellwood, Unlimited General Obligation
Insured: AG
5.00%, due 12/1/29	1,500,000	1,502,212
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 12/1/40	6,790,000	6,845,190
Village of Schaumburg, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/41	32,050,000	32,052,538
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,658,273
		600,611,082

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana 1.1%
Crown Point Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/40	$ 15,000,000	$ 16,035,339
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	5,000,000	4,979,117
Series A
5.00%, due 10/1/41	7,750,000	8,434,898
Series A
5.00%, due 10/1/53	12,500,000	12,919,287
Series B-2
5.00%, due 10/1/60 (a)	9,000,000	9,766,242
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	13,695,000	14,399,376
Indiana Housing & Community Development Authority, Revenue Bonds
Series C-1, Insured: GNMA / FNMA / FHLMC
4.70%, due 7/1/49	11,000,000	11,180,661
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	2,340,000	2,469,820
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	11,000,000	11,830,177
Series A
5.50%, due 1/1/47	8,115,000	8,691,541
		100,706,458
Iowa 0.6%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	3,248,834
1.875%, due 6/1/37	4,000,000	3,153,580
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,583,571
	Principal Amount	Value

Iowa (continued)
PEFA, Inc., Gas Project, Revenue Bonds
5.00%, due 9/1/49 (a)	$ 14,795,000	$ 15,000,807
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.50%, due 9/1/48	5,400,000	5,427,899
Series A
4.75%, due 9/1/50	15,810,000	16,042,075
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/35	4,000,000	3,408,096
Series B
2.00%, due 6/1/37	4,265,000	3,434,591
Series B
2.00%, due 6/1/38	5,370,000	4,208,905
		57,508,358
Kansas 0.1%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	564,699
5.00%, due 12/1/28	410,000	409,630
5.00%, due 12/1/30	500,000	497,634
City of Topeka, Combined Utility, Revenue Bonds
Series A
4.00%, due 8/1/48	5,375,000	5,210,022
		6,681,985
Kentucky 0.6%
County of Carroll, Kentucky Utilities Co., Revenue Bonds
Series B
2.125%, due 10/1/34 (b)	7,500,000	6,311,419
Kentucky Housing Corp., Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	5,000,000	5,527,654
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C
4.00%, due 2/1/50 (a)	8,640,000	8,788,028
Series A-1
4.00%, due 8/1/52 (a)	9,125,000	9,382,138
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (continued)
Series A-2
4.061%, due 8/1/52	$ 17,500,000	$ 17,638,299
Series A
5.00%, due 5/1/55 (a)	8,830,000	9,386,855
		57,034,393
Louisiana 0.5%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	17,135,000	18,042,750
Louisiana Housing Corp., Sustainable Bonds, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
3.25%, due 6/1/52	1,150,000	1,137,335
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
4.00%, due 5/15/42	4,250,000	4,088,971
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien
5.50%, due 9/1/54 (b)	7,985,000	8,151,371
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien
5.75%, due 9/1/64 (b)	10,785,000	11,190,940
		42,611,367
Maine 0.0% ‡
Maine State Housing Authority, Revenue Bonds
Series D
2.65%, due 11/15/46	2,380,000	1,777,022
	Principal Amount	Value

Maryland 0.5%
County of Frederick, Public Facilities Project, Unlimited General Obligation
Series A
1.75%, due 10/1/36	$ 5,630,000	$ 4,525,128
Maryland Community Development Administration, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/54	5,460,000	5,933,823
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds
Insured: AG
5.00%, due 7/1/55	14,945,000	15,439,778
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/34	4,250,000	4,469,688
State of Maryland, Department of Transportation, Revenue Bonds
3.00%, due 11/1/30	9,410,000	9,410,421
3.00%, due 11/1/31	6,375,000	6,375,286
		46,154,124
Massachusetts 1.7%
Boston Water & Sewer Commission, Revenue Bonds
Series B
3.00%, due 11/1/41	8,500,000	7,350,579
City of Worcester, Limited General Obligation
Insured: AG
3.00%, due 2/1/37	2,750,000	2,602,031
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 2/1/48	18,695,000	14,484,067
Series C
3.00%, due 3/1/49	13,250,000	10,157,540
Series B
3.00%, due 4/1/49	7,465,000	5,720,169

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	$ 11,500,000	$ 9,627,144
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Revenue Bonds
Series N, Insured: AG
5.00%, due 7/1/50	3,575,000	3,719,330
Series N, Insured: AG
5.50%, due 7/1/50	30,850,000	33,394,884
Series N, Insured: AG
5.50%, due 7/1/55	14,500,000	15,789,314
Series N, Insured: AG-CR
5.50%, due 7/1/55	20,000,000	21,630,876
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	2,000,000	2,077,393
Series B
5.00%, due 7/1/30	3,960,000	4,233,421
Massachusetts Housing Finance Agency, Revenue Bonds
Series 220, Insured: GNMA / FNMA / FHLMC
2.125%, due 12/1/40	6,670,000	4,977,055
Series 222, Insured: GNMA / FNMA / FHLMC
2.30%, due 12/1/41	4,115,000	3,162,212
Series 220, Insured: GNMA / FNMA / FHLMC
2.30%, due 12/1/44	4,500,000	3,223,161
Series A-1, Insured: FHA 542(C)
3.00%, due 12/1/45	2,205,000	1,766,411
Town of Belmont, Limited General Obligation
2.00%, due 6/1/34	3,175,000	2,885,537
Town of Middleton, Limited General Obligation
2.00%, due 12/15/39	2,675,000	2,059,661
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	4,430,000	3,647,899
		152,508,684
	Principal Amount	Value

Michigan 1.6%
City of Lansing, Unlimited General Obligation
Series B, Insured: AG
5.00%, due 6/1/48	$ 4,000,000	$ 4,176,300
Detroit City School District, School Building & Site Improvement, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 5/1/32	1,675,000	1,891,679
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	2,435,000	2,463,743
Series B
5.50%, due 7/1/52	7,470,000	7,971,323
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/52	5,000,000	5,293,562
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.50%, due 7/1/52	6,305,000	6,731,898
Holly Area School District, Unlimited General Obligation
Series I, Insured: Q-SBLF
5.25%, due 5/1/48	3,415,000	3,623,082
Lapeer Community Schools, Unlimited General Obligation
Insured: AG
5.25%, due 5/1/46	9,000,000	9,569,784
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	7,000,000	7,236,426
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (a)(e)	11,000,000	11,009,541
Series MI
5.25%, due 12/1/41	11,940,000	12,037,365
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority, McLaren Health Care Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	$ 25,500,000	$ 23,862,497
Michigan Finance Authority, Trinity Health Corp. Obligated Group, Revenue Bonds
Series MI
4.00%, due 12/1/45	7,725,000	7,169,178
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	4,660,000	4,661,710
Michigan State Housing Development Authority, Rental Housing, Revenue Bonds
Series A
3.75%, due 4/1/27	8,020,000	8,020,452
Michigan State Housing Development Authority, Revenue Bonds
Series A
4.35%, due 10/1/47	9,095,000	8,974,308
Series A
4.70%, due 12/1/43	4,800,000	4,890,878
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	9,440,000	10,074,932
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	8,500,000	8,197,690
		147,856,348
Minnesota 0.9%
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	5,075,000	4,958,370
	Principal Amount	Value

Minnesota (continued)
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	$ 5,250,000	$ 4,519,530
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,589,268
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/28 (b)	5,000,000	5,211,887
Minnesota Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.80%, due 1/1/44	2,915,000	2,319,783
Series D, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	4,885,000	4,807,160
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	20,165,000	22,679,612
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series R, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,440,000	5,895,607
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	8,000,000	6,876,571
State of Minnesota, Unlimited General Obligation
Series B
1.625%, due 8/1/37	4,000,000	3,067,043
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	8,300,000	6,690,328
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	8,105,000	6,291,338
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,389,317
		84,295,814

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Mississippi 0.1%
Mississippi Home Corp., Jackson Housing Portfolio Project, Revenue Bonds
Series 1, Insured: HUD Sector 8 FNMA
4.55%, due 4/1/42	$ 4,980,000	$ 5,139,074
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	7,500,000	8,097,898
		13,236,972
Missouri 0.7%
City of Kansas City, Water, Revenue Bonds
Series A
4.00%, due 12/1/41	1,635,000	1,627,017
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
3.00%, due 6/1/53	5,760,000	4,147,571
5.50%, due 12/1/48	16,245,000	17,432,872
Health & Educational Facilities Authority of the State of Missouri, St Luke's Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	8,500,000	7,925,763
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series A
4.00%, due 11/15/49	6,750,000	6,193,375
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare, Revenue Bonds
Series D
4.00%, due 1/1/58 (a)	13,020,000	11,955,512
Kansas City Industrial Development Authority, International Airport Terminal Modernization Project, Revenue Bonds
Series B
5.00%, due 3/1/46 (b)	5,000,000	5,037,528
	Principal Amount	Value

Missouri (continued)
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	$ 1,310,000	$ 1,319,773
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series C
2.75%, due 9/1/33	8,000,000	7,493,626
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	5,000,000	4,675,658
		67,808,695
Montana 0.1%
Montana State Board of Regents, University of Montana/Missoula, Revenue Bonds
Insured: AG
5.25%, due 11/15/52	5,000,000	5,257,050
Nebraska 1.2%
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	2,890,000	2,148,163
Douglas County Hospital Authority No. 3, Nebraska Methodist Health System, Revenue Bonds
5.00%, due 11/1/49	3,705,000	3,835,483
Nebraska Investment Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.55%, due 9/1/44	5,175,000	5,252,975
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 9/1/49	8,750,000	8,899,724
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/47	17,500,000	18,083,403
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nebraska (continued)
Omaha Public Power District, Revenue Bonds
Series A
5.25%, due 2/1/52	$ 25,930,000	$ 27,360,312
Series A
5.50%, due 2/1/54	27,500,000	29,719,539
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	7,635,000	6,053,281
1.75%, due 12/15/37	6,755,000	5,197,089
		106,549,969
Nevada 0.8%
City of Reno, Capital Improvement, Revenue Bonds
Series A-1, Insured: AG
4.00%, due 6/1/46	1,600,000	1,534,186
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	5,500,000	5,127,910
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	32,845,000	30,431,319
Series B
5.00%, due 7/1/43	22,430,000	22,948,057
Series A
5.00%, due 7/1/49	8,150,000	8,486,731
Series B
5.25%, due 7/1/49	7,060,000	7,424,054
		75,952,257
New Hampshire 2.1%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B, Insured: AG
3.00%, due 8/15/46	2,995,000	2,395,176
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	19,755,888	18,915,860
Series 1, Class A
4.168%, due 1/20/41 (a)	8,486,922	8,462,487
	Principal Amount	Value

New Hampshire (continued)
New Hampshire Business Finance Authority, Revenue Bonds (continued)
Series 4, Class A
4.182%, due 11/20/39 (a)	$ 18,895,994	$ 18,969,905
Series 2, Class A-1
4.216%, due 11/20/42 (a)	24,957,257	24,556,233
Series 2
4.25%, due 7/20/41	4,844,084	4,833,449
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.163%, due 10/1/51	15,631,289	15,404,292
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/54	8,250,000	8,276,991
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (e)	59,175,000	62,730,459
New Hampshire Housing Finance Authority, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/56	5,000,000	5,696,349
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	7,005,000	7,654,866
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	10,295,000	11,714,203
		189,610,270
New Jersey 2.2%
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series D
1.10%, due 11/1/29	6,500,000	6,085,169
Series A
2.20%, due 10/1/39	10,000,000	9,407,005
Series B
3.75%, due 11/1/34	4,625,000	4,683,293

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.00%, due 1/1/28	$ 1,000,000	$ 1,001,694
5.50%, due 1/1/26	500,000	500,944
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Revenue Bonds
Series A
4.00%, due 7/1/36	6,420,000	6,439,509
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (b)	5,640,000	5,612,709
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series M
4.75%, due 10/1/40	4,250,000	4,423,088
Series M
5.10%, due 10/1/50	5,125,000	5,287,991
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	6,000,000	5,168,557
Series C, Insured: AG
(zero coupon), due 12/15/34	25,900,000	19,251,312
Series A
(zero coupon), due 12/15/37	25,000,000	15,973,830
Series A
5.00%, due 12/15/26	3,500,000	3,585,379
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds
Series AA
5.25%, due 6/15/41	8,235,000	9,237,507
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.25%, due 6/15/43	10,525,000	10,929,568
New Jersey Turnpike Authority, Revenue Bonds
Series C
5.00%, due 1/1/45	11,600,000	12,395,739
	Principal Amount	Value

New Jersey (continued)
New Jersey Turnpike Authority, Revenue Bonds (continued)
Series B
5.00%, due 1/1/46	$ 14,150,000	$ 14,959,761
Series B
5.25%, due 1/1/52	35,000,000	37,109,754
State of New Jersey, Various Purpose, Unlimited General Obligation
2.00%, due 6/1/37	7,500,000	6,012,099
5.00%, due 6/1/40	5,585,000	5,901,110
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	6,815,000	7,152,256
Series A
5.00%, due 6/1/33	3,250,000	3,382,110
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,779,613
		198,279,997
New Mexico 0.4%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/39	3,000,000	2,946,553
New Mexico Mortgage Finance Authority, Single-Family Mortgage Program, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	6,155,000	6,046,366
New Mexico Mortgage Finance Authority, Revenue Bonds
Series D, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 7/1/52	8,435,000	8,281,090
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/53	12,100,000	11,876,779
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Mexico (continued)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds
Series A, Class I, Insured: GNMA / FNMA / FHLMC
5.75%, due 3/1/56	$ 3,795,000	$ 4,165,076
		33,315,864
New York 12.9%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/53	12,500,000	13,188,950
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	12,320,000	11,730,723
Series E-1
4.00%, due 4/1/42	17,770,000	17,403,499
Series F-1
5.00%, due 3/1/43	4,000,000	4,175,002
Series B-1
5.25%, due 10/1/33	6,260,000	6,545,008
Series G-1
5.25%, due 2/1/45	6,820,000	7,411,668
Series C
5.25%, due 3/1/47	4,295,000	4,585,147
Series D
5.50%, due 4/1/46	23,215,000	25,331,774
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
5.00%, due 2/15/39	4,500,000	4,596,772
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,105,888
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	3,500,000	3,504,578
Series D-1
5.00%, due 11/15/26	2,285,000	2,286,621
Series B-1
5.00%, due 11/15/42	10,000,000	10,906,478
Series B-2
5.00%, due 11/15/48	5,000,000	5,247,374
	Principal Amount	Value

New York (continued)
Metropolitan Transportation Authority, Revenue Bonds (continued)
Series A
5.25%, due 11/15/49	$ 13,330,000	$ 14,150,812
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,237,802
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C, Insured: BAM
5.00%, due 11/15/42	7,700,000	7,899,069
Series D
5.00%, due 11/15/44	10,450,000	10,743,041
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/45	6,725,000	7,011,063
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series C-1
5.25%, due 11/15/29	2,230,000	2,231,765
New York City Housing Development Corp., Sustainable Neighborhood, Revenue Bonds
Series I, Insured: FNMA
2.95%, due 11/1/45 (a)	4,325,000	4,316,523
Series E-1
3.00%, due 11/1/39	3,135,000	2,817,927
Series A-1
4.15%, due 11/1/38	14,250,000	14,230,067
New York City Housing Development Corp., Triborough Preservation LLC, Revenue Bonds
Series A-1
3.95%, due 11/15/44	3,000,000	2,824,318
New York City Housing Development Corp., Revenue Bonds
Series C-1-B
3.95%, due 11/1/48	7,355,000	6,852,487
Series F-1-A
4.30%, due 11/1/44	5,950,000	5,932,370

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Housing Development Corp., Revenue Bonds (continued)
Series F-1-A
4.45%, due 11/1/49	$ 5,130,000	$ 5,050,147
Series F-1-A
4.55%, due 11/1/54	8,615,000	8,490,018
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	32,510,000	26,198,723
Series DD-1
3.00%, due 6/15/50	3,765,000	2,860,446
Series BB-1
4.00%, due 6/15/45	7,250,000	6,962,760
Series BB-1
5.00%, due 6/15/44	3,250,000	3,420,436
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series BB
5.00%, due 6/15/43	6,915,000	7,544,804
Series BB-1
5.25%, due 6/15/54	4,120,000	4,363,037
Series CC-1
5.25%, due 6/15/54	7,070,000	7,529,177
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
3.00%, due 7/15/39	5,000,000	4,505,928
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	7,592,491
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/42	7,440,000	7,336,193
Series E-1
4.00%, due 2/1/46	16,085,000	15,109,774
Series C-3
5.00%, due 5/1/41	5,400,000	5,573,069
Series C-1
5.00%, due 5/1/42	5,295,000	5,752,292
	Principal Amount	Value

New York (continued)
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds (continued)
Series H-1
5.25%, due 11/1/45	$ 3,065,000	$ 3,330,535
Series C
5.25%, due 5/1/48	12,000,000	12,739,898
Series C
5.50%, due 5/1/42	10,000,000	11,141,801
Series C
5.50%, due 5/1/43	5,000,000	5,549,967
Series C
5.50%, due 5/1/44	22,000,000	24,294,096
Series D-1
5.50%, due 11/1/45	13,300,000	14,407,675
Series C
5.50%, due 5/1/53	12,500,000	13,421,120
New York City Transitional Finance Authority, Revenue Bonds
Series A-1
5.00%, due 5/1/40	4,400,000	4,922,713
Series H-1
5.00%, due 11/1/41	3,890,000	4,301,068
Series E
5.00%, due 11/1/42	8,865,000	9,630,608
Series C-1
5.25%, due 5/1/49	2,715,000	2,904,198
Series E
5.50%, due 11/1/49	17,250,000	18,744,055
Series H-1
5.50%, due 11/1/51	5,545,000	6,040,412
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (a)	13,500,000	14,531,300
New York Liberty Development Corp., Port Authority of New York & New Jersey, Revenue Bonds
Series 1WTC
2.25%, due 2/15/41	2,830,000	2,176,994
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,531,204
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.50%, due 11/15/36	$ 4,195,000	$ 3,600,754
Series A
2.75%, due 11/15/41	13,500,000	10,733,113
Series A
2.875%, due 11/15/46	31,600,000	23,358,186
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,000,000	13,681,175
Insured: AG-CR
3.00%, due 2/15/42	22,150,000	19,112,373
Insured: BAM
4.00%, due 2/15/43	3,250,000	3,199,969
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
3.00%, due 7/1/38	10,065,000	9,200,027
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/39	8,500,000	7,706,888
Series A
3.00%, due 3/15/42	6,315,000	5,308,491
Series A
4.00%, due 3/15/39	17,200,000	17,346,314
Series A
4.00%, due 3/15/40	13,840,000	13,779,972
Series E
4.00%, due 3/15/45	2,550,000	2,443,687
Series A
5.00%, due 3/15/46	4,750,000	4,931,852
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	9,000,000	6,793,535
Series A
4.00%, due 7/1/50	6,360,000	5,705,260
	Principal Amount	Value

New York (continued)
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/36	$ 3,750,000	$ 4,068,042
New York State Dormitory Authority, Revenue Bonds
Series A
5.00%, due 3/15/41	5,000,000	5,474,518
Series A
5.00%, due 3/15/48	13,690,000	14,397,922
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	37,185,000	40,695,416
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	1,395,000	1,443,583
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,100,000	7,545,365
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 1/1/46	9,715,000	7,683,347
Series A
5.00%, due 3/15/40	5,000,000	5,613,979
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/43	7,500,000	7,295,214
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	4,550,000	4,043,885
Series A
4.00%, due 3/15/37	11,875,000	12,114,990
Series A
4.00%, due 3/15/38	5,550,000	5,638,307

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	$ 15,250,000	$ 16,303,014
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AG
4.00%, due 7/1/35	10,730,000	10,698,128
Series A, Insured: AG
4.00%, due 7/1/37	11,770,000	11,715,288
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AG-CR
5.00%, due 12/1/27	4,250,000	4,418,839
Insured: AG-CR
5.00%, due 12/1/28	4,250,000	4,500,514
Insured: AG-CR
5.00%, due 12/1/29	7,900,000	8,515,859
5.00%, due 12/1/30	10,000,000	10,809,898
5.00%, due 12/1/34	4,000,000	4,322,177
5.00%, due 12/1/36	2,000,000	2,135,731
5.00%, due 12/1/37	3,000,000	3,183,840
5.00%, due 12/1/40	2,875,000	2,988,440
Insured: AG
5.50%, due 6/30/43	4,550,000	4,789,416
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Revenue Bonds
Insured: AG
5.00%, due 6/30/49 (b)	6,000,000	6,041,548
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AG
5.00%, due 6/30/49 (b)	4,310,000	4,356,924
	Principal Amount	Value

New York (continued)
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (b)	$ 20,000,000	$ 20,612,178
New York Transportation Development Corp., JFK International Airport, Revenue Bonds
Insured: AG
6.00%, due 6/30/50 (b)	19,340,000	21,037,015
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
5.00%, due 12/1/45	4,200,000	4,359,210
Port Authority of New York & New Jersey, Revenue Bonds (b)
4.00%, due 3/15/35	9,250,000	9,388,315
Series 218
4.00%, due 11/1/41	6,560,000	6,399,355
Series 223
4.00%, due 7/15/46	4,175,000	3,869,560
Series 242
5.00%, due 12/1/30	10,000,000	10,937,215
Series 242
5.00%, due 12/1/31	18,000,000	19,960,915
Series 246
5.00%, due 9/1/32	7,700,000	8,608,916
Series 242
5.00%, due 12/1/35	5,000,000	5,539,831
Series 231
5.50%, due 8/1/40	9,205,000	10,163,952
Series 231
5.50%, due 8/1/42	2,750,000	2,991,679
Series 231
5.50%, due 8/1/47	15,250,000	16,204,767
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/28	5,520,000	5,520,294
State of New York, Mortgage Agency, Revenue Bonds
Series 227
2.30%, due 10/1/40	6,250,000	4,855,299
Series 239, Insured: SONYMA
2.60%, due 10/1/44	13,955,000	10,665,385
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
State of New York Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 242, Insured: SONYMA
3.25%, due 10/1/47	$ 4,250,000	$ 3,528,784
Series 242, Insured: SONYMA
3.30%, due 10/1/47	3,925,000	3,286,165
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series A
3.75%, due 6/1/36	4,900,000	4,901,076
Town of Hempstead, Limited General Obligation
2.00%, due 6/15/36	6,070,000	5,118,245
2.125%, due 6/15/38	6,720,000	5,472,734
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	15,000,000	11,263,477
Series C-3, Insured: AG-CR
3.00%, due 5/15/51	16,010,000	12,021,885
Series D-2
4.50%, due 5/15/47	7,960,000	8,024,401
Series C
5.25%, due 11/15/40	5,000,000	5,633,491
Series D-2
5.25%, due 5/15/47	22,750,000	24,112,047
Series D-2
5.50%, due 5/15/52	25,000,000	26,792,672
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B
5.00%, due 3/15/27	15,500,000	16,001,936
Series B
5.00%, due 11/15/37	2,850,000	2,928,614
Series A
5.00%, due 11/15/43	4,000,000	4,107,864
Series A
5.00%, due 5/15/48	4,500,000	4,691,878
Series A
5.00%, due 5/15/53	5,250,000	5,451,017
Series A
5.25%, due 5/15/52	4,340,000	4,585,974
Series A
5.25%, due 12/1/54	4,585,000	4,860,447
	Principal Amount	Value

New York (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
5.25%, due 5/15/64	$ 11,880,000	$ 12,555,895
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/33	5,890,000	6,012,485
Series A
5.00%, due 6/1/41	1,500,000	1,504,448
		1,171,888,866
North Carolina 0.8%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	3,330,000	2,929,219
2.00%, due 3/1/37	3,465,000	2,883,933
2.00%, due 3/1/38	3,535,000	2,867,474
2.125%, due 3/1/39	3,605,000	2,895,102
2.125%, due 3/1/40	3,680,000	2,842,289
County of Pender, Unlimited General Obligation
3.00%, due 3/1/41	5,000,000	4,430,153
3.00%, due 3/1/42	5,000,000	4,341,932
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	4,000,000	3,645,873
North Carolina Housing Finance Agency, Revenue Bonds
Series 39-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	2,010,000	2,015,785
Series 42, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/50	2,245,000	2,249,156
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	7,040,000	7,465,147
Series 52-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	9,035,000	9,765,184
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	9,000,000	10,139,111

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina (continued)
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds (continued)
Series 59-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/57 (d)	$ 9,250,000	$ 10,566,330
		69,036,688
North Dakota 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Project, Revenue Bonds
Series A
2.05%, due 7/1/36	2,400,000	1,995,781
North Dakota Housing Finance Agency, Revenue Bonds
Series A
3.00%, due 1/1/52	3,835,000	3,779,334
North Dakota Housing Finance Agency, Sustainable Bond, Revenue Bonds
Series C
5.00%, due 7/1/42	1,500,000	1,618,003
		7,393,118
Ohio 1.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	28,105,000	19,944,522
Buckeye Tobacco Settlement Financing Authority, Senior Living Project, Revenue Bonds, Senior Lien
Series A-2, Class 1
5.00%, due 6/1/35	4,250,000	4,473,265
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	445,000	445,444
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/37 (b)	4,800,000	5,264,165
	Principal Amount	Value

Ohio (continued)
Northeast Ohio Regional Sewer District, Revenue Bonds
3.25%, due 11/15/40	$ 2,000,000	$ 1,809,074
4.00%, due 11/15/43	4,175,000	4,054,502
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds
Series B
2.60%, due 6/1/41 (a)(b)	3,000,000	2,875,703
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	222,876
5.00%, due 1/1/34	360,000	388,486
5.25%, due 1/1/36	495,000	538,980
5.25%, due 1/1/52	2,500,000	2,515,276
Ohio Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.25%, due 9/1/40	1,055,000	824,077
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	4,975,000	5,506,401
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	4,000,000	4,573,837
Ohio Housing Finance Agency, First Tiem Homebuyer Progam, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/50	2,135,000	1,651,066
Olentangy Local School District, Unlimited General Obligation
2.00%, due 12/1/43	2,475,000	1,669,136
State of Ohio, Revenue Bonds
Series A
4.00%, due 1/15/50	2,135,000	1,827,923
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	27,920,000	29,887,913
		88,472,646
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Oklahoma 0.7%
City of Tulsa, Unlimited General Obligation
Series A
0.05%, due 11/1/40	$ 7,670,000	$ 4,163,631
Grand River Dam Authority, Revenue Bonds
Series A
5.00%, due 6/1/41	6,000,000	6,586,389
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,483,922
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 9/1/49	2,210,000	2,217,022
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	44,455,000	47,453,098
		62,904,062
Oregon 0.4%
City of Portland, Limited General Obligation
Series A
2.00%, due 10/1/38	2,535,000	2,052,668
Series A
2.00%, due 10/1/39	2,015,000	1,589,934
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	835,000	424,195
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	6,965,000	3,324,856
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	7,750,000	8,417,405
	Principal Amount	Value

Oregon (continued)
Port of Portland, Airport, Revenue Bonds (b)
Series A-27
5.00%, due 7/1/37	$ 5,550,000	$ 5,870,665
Series 29-A
5.00%, due 7/1/45	3,300,000	3,367,473
Series 29
5.50%, due 7/1/48	5,750,000	6,125,613
Seaside School District No. 10, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	6,000,000	2,430,742
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	3,480,000	3,465,789
		37,069,340
Pennsylvania 2.9%
Allegheny County Airport Authority, Revenue Bonds
Series A
4.00%, due 1/1/38 (b)	4,165,000	4,181,089
Allegheny County Hospital Development Authority, UPMC Obligated Group, Revenue Bonds
Series B
5.00%, due 10/15/28	3,000,000	3,177,356
Bethel Park School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/46	2,500,000	2,637,154
Insured: State Aid Withholding
5.50%, due 8/1/48	2,500,000	2,703,226
City of Philadelphia, Airport, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	8,020,000	8,083,698
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/47	15,500,000	16,676,853
Series B, Insured: AG
5.50%, due 9/1/53	8,865,000	9,577,341

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
5.00%, due 6/1/34	$ 3,000,000	$ 3,138,843
Commonwealth of Pennsylvania, Unlimited General Obligation, Second Series
Series 2, Insured: AG
3.00%, due 9/15/33	12,955,000	12,902,737
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A-2
4.00%, due 5/15/48	6,090,000	5,576,704
Series A-2
4.00%, due 5/15/53	4,980,000	4,359,818
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.75%, due 6/30/48	6,140,000	6,405,493
Insured: AG
5.75%, due 12/31/62	25,000,000	26,513,667
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1-A
4.125%, due 6/1/45 (b)	12,185,000	12,006,861
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
Series A
4.00%, due 8/15/42	4,000,000	3,880,089
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series B-1, Insured: AG
5.00%, due 11/1/51	29,670,000	30,686,993
Series B-1, Insured: AG
5.25%, due 11/1/48	5,015,000	5,339,490
Series B-2
5.50%, due 11/1/54	7,000,000	7,448,360
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 121
2.80%, due 10/1/31	$ 6,000,000	$ 5,833,115
Series 135-A
3.00%, due 10/1/51	4,185,000	4,141,943
Series 138-A
3.00%, due 10/1/52	5,940,000	5,803,536
Series 149-A
4.75%, due 10/1/40	14,500,000	15,064,765
Series A-141
5.75%, due 10/1/53	5,225,000	5,535,944
Series 145-A
6.00%, due 10/1/54	4,345,000	4,716,093
Series 147-A
6.25%, due 10/1/54	7,906,888	8,717,094
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	7,350,000	7,180,566
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
5.00%, due 12/1/41	3,500,000	3,599,826
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/44	4,085,000	4,404,940
Series A
5.50%, due 12/1/46	11,500,000	11,670,760
Philadelphia Authority for Industrial Development, Children's Hospital of Philadelphia Project, Revenue Bonds
Series A
5.00%, due 7/1/46	3,815,000	4,046,748
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,364,959
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AG State Aid Withholding
5.00%, due 6/1/31	10,000,000	10,189,230
		259,565,291
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (e)
Series A
4.00%, due 7/1/42	$ 16,600,000	$ 15,110,276
Series A
5.00%, due 7/1/47	9,000,000	8,841,927
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (e)	29,665,000	27,098,550
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	2,345,000	2,321,272
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,116,726
Series TT, Insured: AG-CR
5.00%, due 7/1/27	500,000	500,004
Series SS, Insured: AG
5.00%, due 7/1/30	550,000	550,006
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,576,590
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,481,802
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,241,495
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	556,406
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	80,000	80,214
Series A, Insured: AG
5.00%, due 8/1/30	1,440,000	1,444,080
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	27,000,000	9,445,548
Series A-1
(zero coupon), due 7/1/51	2,193,000	544,522
Insured: BHAC-CR
(zero coupon), due 8/1/54	98,098	21,094
Series A-1
4.75%, due 7/1/53	14,784,000	14,002,769
	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	$ 10,000,000	$ 9,708,435
		95,641,716
Rhode Island 0.2%
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AG
5.875%, due 6/15/26	355,000	355,710
Rhode Island Health and Educational Building Corp., PRG - RI Properties LLC, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/50	3,250,000	3,306,874
Series A, Insured: AG
5.00%, due 7/1/55	3,250,000	3,294,192
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Series 77-A, Insured: GNMA
4.25%, due 4/1/51	8,170,000	8,290,770
		15,247,546
South Carolina 1.4%
Charleston County Airport District, Revenue Bonds
Series B
5.00%, due 7/1/49	5,000,000	5,251,603
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.788%, due 2/1/54	15,000,000	15,673,361
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 11/1/42	12,895,000	12,871,398
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
4.25%, due 2/1/48	11,850,000	11,565,337
5.25%, due 2/1/53	8,180,000	8,646,142

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Carolina (continued)
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 12/1/29	$ 367,000	$ 383,046
Series A, Insured: AG-CR
5.00%, due 12/1/36	12,750,000	14,035,181
Series E, Insured: AG
5.00%, due 12/1/52	14,550,000	14,967,020
Series E, Insured: AG
5.50%, due 12/1/42	9,125,000	9,993,777
South Carolina Public Service Authority, Santee Cooper project, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/42	4,605,000	4,983,644
South Carolina Public Service Authority, Revenue Bonds
Series B
5.25%, due 12/1/54	8,875,000	9,338,180
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	9,900,000	11,257,723
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	5,500,000	6,286,809
		125,253,221
South Dakota 0.3%
South Dakota Conservancy District, Revenue Bonds
Series A
5.00%, due 8/1/55	7,500,000	7,925,221
South Dakota Housing Development Authority, Revenue Bonds
Series B
3.00%, due 11/1/52	5,965,000	5,871,428
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	3,985,000	4,463,412
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	3,500,000	3,898,585
	Principal Amount	Value

South Dakota (continued)
South Dakota Housing Development Authority, Revenue Bonds (continued)
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	$ 5,000,000	$ 5,699,691
		27,858,337
Tennessee 0.9%
County of Knox, Unlimited General Obligation
Series B
3.00%, due 6/1/34	3,665,000	3,624,837
County of Rutherford, Unlimited General Obligation
1.625%, due 4/1/34	5,375,000	4,556,579
1.875%, due 4/1/39	4,120,000	3,125,869
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Revenue Bonds
Series A
3.00%, due 7/1/40	3,500,000	3,044,056
Metropolitan Government of Nashville & Davidson County, Electric, Revenue Bonds
Series A
5.25%, due 5/15/49	5,000,000	5,363,079
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series A
4.00%, due 7/1/49	3,500,000	3,316,366
Series B
5.50%, due 7/1/40 (b)	2,000,000	2,187,758
Series B
5.50%, due 7/1/41 (b)	4,770,000	5,178,216
Series B
5.50%, due 7/1/52 (b)	3,500,000	3,672,251
State of Tennessee, Unlimited General Obligation
Series A
5.00%, due 5/1/42	10,000,000	10,875,050
Tennergy Corp., Revenue Bonds
Series A
5.00%, due 10/1/54 (a)	8,835,000	9,430,000
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	22,155,000	22,155,000
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Tennessee (continued)
Tennessee Housing Development Agency, Revenue Bonds
Series 2
2.50%, due 1/1/31	$ 2,020,000	$ 1,924,039
		78,453,100
Texas 10.0%
Austin Community College District, Limited General Obligation
5.25%, due 8/1/53	7,550,000	8,012,971
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,785,000	7,098,745
Boerne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 2/1/53 (a)	8,360,000	8,365,092
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/32	10,000,000	11,345,082
Series C
5.00%, due 8/15/33	12,500,000	14,310,707
Series C
5.00%, due 8/15/34	20,000,000	23,024,358
Central Texas Turnpike System, Revenue Bonds, First Tier
Series B
5.00%, due 8/15/42 (a)	11,500,000	12,349,167
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/31 (b)	5,000,000	5,006,039
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,706,585
1.875%, due 9/1/37	3,455,000	2,712,572
1.875%, due 9/1/39	3,585,000	2,653,318
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/49	5,000,000	5,219,284
City of Dallas, Limited General Obligation
Series A, Insured: AG
2.25%, due 2/15/40	5,035,000	3,897,343
	Principal Amount	Value

Texas (continued)
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	$ 1,150,000	$ 1,151,924
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	125,000	126,249
Insured: BAM
4.00%, due 8/15/42	10,820,000	10,674,580
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/38	5,000,000	3,955,555
2.00%, due 3/1/41	5,470,000	3,884,607
City of Frisco, Limited General Obligation
2.00%, due 2/15/38	4,740,000	3,821,374
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
4.50%, due 11/15/38	2,450,000	2,467,461
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,200,000	2,203,070
City of Houston, Airport System, Revenue Bonds (b)
Series A
5.25%, due 7/1/42	6,000,000	6,449,044
Series A, Insured: AG
5.25%, due 7/1/48	7,755,000	8,116,584
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AG-CR
4.00%, due 4/15/46	8,150,000	7,654,838
City of Missouri City, Limited General Obligation
2.125%, due 6/15/40	2,530,000	1,888,350
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Junior Lien
5.00%, due 2/1/44	4,500,000	4,694,724
City of San Antonio, Electric & Gas Systems, Revenue Bonds
Series C
5.50%, due 2/1/49	5,000,000	5,491,512
Series A
5.718%, due 2/1/41	6,000,000	6,218,412

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/39	$ 7,670,000	$ 7,051,016
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	11,194,845
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	4,000,000	3,556,228
Cottonwood Creek Municipal Utility District No. 1, Unlimited General Obligation
Series A, Insured: BAM
2.50%, due 9/1/43	2,745,000	1,980,749
County of Bexar, Limited General Obligation
3.00%, due 6/15/41	4,375,000	3,779,650
County of Collin, Limited General Obligation
2.25%, due 2/15/41	4,740,000	3,580,345
Crowley Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/1/49	10,230,000	10,752,124
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/34	18,000,000	18,655,047
Series C
5.00%, due 11/1/29 (b)	11,500,000	12,379,433
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,666,107
Insured: PSF-GTD
5.00%, due 8/15/48	18,125,000	19,032,908
El Paso County Hospital District, Limited General Obligation
Insured: AG
5.00%, due 8/15/40	3,750,000	4,089,101
EP Cimarron Ventanas PFC, Home Essential Function Housing Project, Revenue Bonds
4.125%, due 12/1/39	6,600,000	6,618,135
	Principal Amount	Value

Texas (continued)
Fort Bend County Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: BAM
3.00%, due 8/15/43	$ 4,000,000	$ 3,201,164
Fort Bend County Municipal Utility District No. 131, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/45	3,540,000	2,317,358
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/44	540,000	401,231
Fort Bend County Municipal Utility District No. 142, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/38	1,575,000	1,266,063
Fort Bend County Municipal Utility District No. 194, Unlimited General Obligation
Series A, Insured: AG
2.75%, due 9/1/40	520,000	407,313
Fort Bend County Municipal Utility District No. 26, Unlimited General Obligation
Insured: BAM
2.375%, due 3/1/46	615,000	423,792
Fort Bend County Municipal Utility District No. 58, Unlimited General Obligation
Insured: BAM
2.125%, due 4/1/43	1,425,000	942,010
Fort Bend County Water Control & Improvement District No. 2, Unlimited General Obligation
Series A
3.125%, due 9/1/49	5,220,000	4,168,605
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	13,875,000	14,111,658
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/51	$ 2,900,000	$ 2,102,751
Harris County Hospital District, Limited General Obligation
5.50%, due 2/15/50	12,500,000	13,656,362
Harris County Municipal Utility District No. 105, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/42	4,200,000	3,385,023
Harris County Municipal Utility District No. 165, Unlimited General Obligation
Insured: AG
2.25%, due 3/1/45	9,575,000	6,425,847
Harris County Municipal Utility District No. 166, Unlimited General Obligation
Insured: AG
2.75%, due 9/1/42	2,235,000	1,742,537
Harris County Municipal Utility District No. 399, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/50	1,550,000	996,963
Hays Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	8,000,000	8,312,122
Hays County Development District No. 1, Unlimited General Obligation
Insured: AG
2.60%, due 4/1/50	1,700,000	1,127,021
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: AG
5.50%, due 2/15/58	6,685,000	7,176,671
	Principal Amount	Value

Texas (continued)
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/16/44	$ 8,300,000	$ 3,434,313
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AG
4.00%, due 11/1/40 (b)	7,210,000	7,109,301
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
Insured: AG
5.00%, due 5/15/49	7,790,000	8,139,022
Insured: AG
5.50%, due 5/15/48	7,500,000	8,038,499
Insured: AG
5.50%, due 5/15/53	8,470,000	9,000,270
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Revenue Bonds
5.00%, due 5/15/50	6,660,000	6,926,746
Marshall Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/48	3,620,000	3,463,130
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	13,500,000	13,096,698
Morningstar Ranch Municipal Utility District No. 1 of Parker County, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/44	565,000	425,692
North Hays County Municipal Utility District No. 1, Unlimited General Obligation
Series A, Insured: AG
3.00%, due 8/15/41	395,000	323,526
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AG
4.375%, due 6/1/52	3,600,000	3,545,136

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.125%, due 1/1/39	$ 2,000,000	$ 2,049,317
Series A
5.25%, due 1/1/38	6,700,000	7,436,241
Northside Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.35%, due 8/15/36	3,250,000	3,234,413
Insured: PSF-GTD
3.45%, due 8/15/37	6,430,000	6,368,320
Pasadena Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
3.23%, due 2/15/44 (a)	10,475,000	10,508,362
Pearland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 2/15/32	845,000	850,544
Insured: PSF-GTD
5.25%, due 2/15/32	4,155,000	4,182,258
Port Freeport, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/44 (b)	7,930,000	7,041,997
Royse City Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	10,000,000	10,404,769
San Antonio Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/52	8,715,000	9,033,950
San Antonio Water System, Revenue Bonds, Junior Lien
Series A
5.25%, due 5/15/52	10,890,000	11,555,542
Series B
5.25%, due 5/15/52	29,110,000	30,692,035
	Principal Amount	Value

Texas (continued)
San Leon Municipal Utility District, Unlimited General Obligation
Insured: AG
3.00%, due 9/1/44	$ 4,150,000	$ 3,259,003
Sienna Municipal Utility District No. 5, Unlimited General Obligation
Insured: BAM
3.00%, due 11/1/43	420,000	319,386
Sienna Parks & Levee Improvement District of Fort Bend County, Unlimited General Obligation
Insured: AG
2.25%, due 9/1/45	6,565,000	4,366,993
State of Texas, College Student Loan, Unlimited General Obligation (b)
Series B
4.00%, due 8/1/26	10,000,000	10,008,963
5.50%, due 8/1/32	3,500,000	3,550,140
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/36	27,500,000	27,498,944
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Revenue Bonds
4.125%, due 12/1/54	8,750,000	8,217,284
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	5,000,000	4,828,693
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Revenue Bonds
Series A
5.00%, due 11/15/49	6,000,000	6,290,761
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds
Series D
5.00%, due 11/15/51	4,600,000	4,745,081
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/53 (a)	$ 8,000,000	$ 8,897,566
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 3/1/51	2,360,000	2,347,989
Series A, Insured: GNMA
3.50%, due 7/1/52	10,610,000	10,554,555
Series A, Insured: GNMA / FNMA
3.95%, due 1/1/50	3,270,000	2,929,453
Series A, Insured: GNMA
5.00%, due 1/1/49	4,000,000	4,136,790
Series A, Insured: GNMA
5.125%, due 1/1/54	3,250,000	3,389,692
Series A, Insured: GNMA
5.50%, due 9/1/52	2,510,000	2,663,441
Series A, Insured: GNMA
5.75%, due 1/1/56	5,000,000	5,524,614
Series B, Insured: GNMA
6.00%, due 3/1/53	10,330,000	11,277,181
Series D-2, Insured: GNMA
6.25%, due 1/1/56	7,750,000	8,700,239
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,153
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.528%, due 9/15/27	20,195,000	20,214,308
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/25	1,525,000	1,527,980
5.00%, due 12/15/26	4,925,000	5,015,674
5.00%, due 12/15/28	3,000,000	3,143,463
5.00%, due 12/15/32	10,075,000	11,008,103
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (a)	34,450,000	37,943,333
	Principal Amount	Value

Texas (continued)
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
Series D
6.25%, due 12/15/26	$ 1,655,000	$ 1,683,679
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,329,140
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/33	2,740,000	2,912,675
5.00%, due 6/30/34	2,500,000	2,654,462
5.00%, due 12/31/34	3,125,000	3,313,828
5.125%, due 6/30/35	2,500,000	2,654,230
5.125%, due 12/31/35	2,500,000	2,649,628
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	17,335,000	18,048,295
Texas State Technical College, Financing System Improvement, Revenue Bonds
Series A, Insured: AG
5.50%, due 8/1/42	4,250,000	4,668,277
Texas Transportation Finance Corp., TELA Supported, Revenue Bonds
Series A
5.50%, due 10/1/55	8,500,000	9,314,714
Texas Water Development Board, State Water Implementation, Revenue Bonds
2.50%, due 10/15/39	3,000,000	2,508,730
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
4.65%, due 10/15/40	3,505,000	3,711,504
Series A
4.75%, due 10/15/43	17,490,000	18,403,531
5.00%, due 10/15/47	4,385,000	4,595,821
Series A
5.25%, due 10/15/51	22,000,000	23,391,696

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Travis County Municipal Utility District No. 14, Unlimited General Obligation
Insured: AG
2.40%, due 9/1/45	$ 2,630,000	$ 1,757,216
Travis County Municipal Utility District No. 17, Unlimited General Obligation
Insured: AG
2.20%, due 9/1/45	2,690,000	1,746,380
Travis County Municipal Utility District No. 21, Unlimited General Obligation
Insured: BAM
2.25%, due 9/1/45	2,700,000	1,795,434
Valley Ranch Municipal Utility District No. 1, Unlimited General Obligation
Insured: AG
2.125%, due 9/1/42	1,000,000	666,088
Waller Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/40	4,250,000	3,808,443
Insured: PSF-GTD
3.00%, due 2/15/41	7,000,000	6,130,321
Washington County Junior College District, Revenue Bonds
Insured: BAM
3.25%, due 10/1/41	1,105,000	948,536
Waxahachie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	3,035,000	3,187,604
West Harris County Regional Water Authority, Revenue Bonds
Insured: BAM
3.50%, due 12/15/46	4,500,000	3,853,899
Wylie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/49	5,000,000	5,197,662
	Principal Amount	Value

Texas (continued)
Wylie Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 8/15/54	$ 35,855,000	$ 38,159,971
		904,326,353
U.S. Virgin Islands 0.8%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,097,168
Series A
5.00%, due 10/1/30	11,805,000	12,171,970
Series A
5.00%, due 10/1/32	11,805,000	12,309,354
Series A
5.00%, due 10/1/39	35,670,000	36,526,993
Virgin Islands Public Finance Authority, Revenue Bonds
Series C, Insured: AG-CR
5.00%, due 10/1/39	7,575,000	7,596,558
		73,702,043
Utah 2.4%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	5,750,000	5,547,206
Series A
5.00%, due 7/1/30	3,250,000	3,529,887
Series A
5.00%, due 7/1/32	3,750,000	4,124,999
Series A
5.00%, due 7/1/33	3,000,000	3,088,165
Series A
5.00%, due 7/1/43	5,000,000	5,065,882
Series A
5.00%, due 7/1/47	21,900,000	21,982,859
Series A
5.25%, due 7/1/48	7,250,000	7,588,038
County of Salt Lake, Option Sales & Use Tax, Revenue Bonds
Series B
2.70%, due 2/1/28	2,625,000	2,604,986
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.35%, due 6/1/35	$ 4,525,000	$ 4,525,388
Insured: School Bond Guaranty
3.375%, due 6/1/36	4,675,000	4,675,017
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.50%, due 6/1/50	17,280,000	18,798,414
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/34	8,195,000	9,050,704
Series A
5.00%, due 7/1/39	50,000	54,924
Series A
5.00%, due 7/1/42	2,655,000	2,785,340
Series A
5.00%, due 7/1/42	4,265,000	4,517,811
Series A
5.00%, due 7/1/43	4,450,000	4,644,975
Series A
5.00%, due 7/1/43	900,000	954,983
Series A
5.00%, due 7/1/44	1,550,000	1,608,558
Series A
5.25%, due 7/1/43	17,180,000	18,306,907
Series A
5.25%, due 7/1/44	19,850,000	21,039,686
Series A
5.25%, due 7/1/45	13,020,000	13,750,139
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	1,225,000	1,074,687
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/53	9,605,000	10,168,043
	Principal Amount	Value

Utah (continued)
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	$ 1,750,000	$ 1,603,858
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	445,143	442,953
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	397,019	394,998
Series A, Insured: GNMA
4.50%, due 1/21/49	970,534	965,383
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	969,099	964,727
Series G-2, Insured: GNMA
5.00%, due 7/21/52	11,935,131	12,277,216
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	18,282,296	18,382,052
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	4,001,525	4,189,463
Utah Housing Corp., Promontory Place Apartments, Revenue Bonds
Series A, Insured: FNMA
4.69%, due 2/1/45	5,000,000	5,137,136
		213,845,384
Virginia 0.6%
Arlington County Industrial Development Authority, Virginia Hospital Center Arlington Health System Obligated Group, Revenue Bonds
3.75%, due 7/1/50	8,775,000	7,321,125
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
4.00%, due 7/1/45	4,720,000	4,513,434
Series A
5.00%, due 7/1/53 (a)	10,000,000	10,852,125
City of Alexandria, Unlimited General Obligation
Series A, Insured: State Aid Withholding
2.00%, due 12/15/39	1,550,000	1,182,092

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	$ 3,200,000	$ 2,506,640
Norfolk Redevelopment & Housing Authority, Oak Park and Colonial Hall, Revenue Bonds
Insured: FNMA
4.25%, due 9/1/42 (a)	6,629,512	6,632,426
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	8,595,000	6,564,311
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	4,000,000	4,000,093
Virginia Port Authority, Commonwealth Port, Revenue Bonds
Series A
5.25%, due 7/1/48	3,900,000	4,180,551
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	7,000,000	6,761,728
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	2,250,000	2,259,747
		56,774,272
Washington 1.4%
Douglas County Public Utility District No. 1, Wells Hydroelectric Project, Revenue Bonds
Series B
5.00%, due 9/1/47	10,030,000	10,415,345
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series A
5.00%, due 7/1/35	4,250,000	4,633,065
	Principal Amount	Value

Washington (continued)
Fircrest Properties, State of Washington Department of Social & Health Services, Revenue Bonds
5.50%, due 6/1/49	$ 13,570,000	$ 14,710,325
Port of Seattle, Revenue Bonds (b)
Series A
5.00%, due 5/1/30	4,000,000	4,118,445
5.00%, due 4/1/44	5,580,000	5,688,802
Series B
5.50%, due 8/1/47	6,025,000	6,380,593
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
Series C
5.00%, due 8/1/30	5,000,000	5,463,210
Series C
5.00%, due 8/1/38	8,965,000	9,582,997
State of Washington, Various Purpose, Unlimited General Obligation
Series A
5.00%, due 8/1/35	4,000,000	4,515,077
Series A
5.00%, due 8/1/38	10,565,000	11,838,657
Series A
5.00%, due 8/1/41	11,700,000	12,782,921
State of Washington, Unlimited General Obligation
Series A
5.00%, due 8/1/43	4,250,000	4,659,354
Series A
5.00%, due 8/1/47	8,680,000	9,237,072
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.50%, due 9/1/55	5,500,000	5,846,559
Washington State Housing Finance Commission, Revenue Bonds
Series 1-N, Insured: GNMA / FNMA / FHLMC
2.00%, due 6/1/33	1,340,000	1,170,377
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.00%, due 12/1/50	3,220,000	3,177,092
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.75%, due 12/1/49	2,200,000	2,203,399
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington (continued)
Washington State Housing Finance Commission, Revenue Bonds (continued)
Series 2
4.221%, due 3/1/50 (a)	$ 5,558,221	$ 5,441,481
Series 1-N, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/44	5,000,000	5,156,391
Washington State Housing Finance Commission, Single-Family Program, Revenue Bonds
Series 1-N
4.00%, due 6/1/49	90,000	90,324
		127,111,486
West Virginia 0.3%
West Virginia Hospital Finance Authority, United Health System, Revenue Bonds
Series A
5.00%, due 6/1/52	14,825,000	14,914,242
West Virginia Hospital Finance Authority, Vandalia Heath Group, Revenue Bonds
Series B, Insured: AG
5.50%, due 9/1/48	8,600,000	9,260,217
Series B
6.00%, due 9/1/48	5,200,000	5,690,757
		29,865,216
Wisconsin 1.3%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series M-051, Class A
2.65%, due 6/15/35 (e)	2,595,000	2,239,305
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	41,295,076	42,617,283
Howard-Suamico School District, Unlimited General Obligation
2.00%, due 3/1/36	4,825,000	3,968,934
2.00%, due 3/1/39	5,200,000	5,127,112
2.00%, due 3/1/40	3,245,000	3,199,515
2.00%, due 3/1/41	4,540,000	4,476,363
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b)
5.75%, due 12/31/65	7,325,000	7,592,700
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b) (continued)
6.50%, due 12/31/65	$ 9,350,000	$ 10,276,787
River Falls School District, Unlimited General Obligation
Series A
3.35%, due 4/1/34	2,765,000	2,777,708
Series A
3.40%, due 4/1/35	2,595,000	2,605,447
Series A
3.45%, due 4/1/36	3,130,000	3,140,646
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	6,500,000	4,735,582
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	5,170,000	5,170,526
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin, Revenue Bonds
4.00%, due 8/15/42	6,350,000	6,181,958
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/48	4,015,000	3,656,339
Wisconsin Housing & Economic Development Authority, Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	6,100,000	6,608,149
		114,374,354
Wyoming 0.2%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	6,115,000	5,746,163
Wyoming Community Development Authority, Revenue Bonds
Series 1
5.75%, due 6/1/53	4,485,000	4,718,750

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wyoming (continued)
Wyoming Community Development Authority, Revenue Bonds (continued)
Series 1
6.00%, due 12/1/54	$ 3,435,000	$ 3,727,739
		14,192,652
Total Long-Term Municipal Bonds (Cost $8,498,088,661)		8,743,681,211
Short-Term Municipal Notes 1.4%
Florida 0.2%
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series D
3.90%, due 11/15/54 (f)	17,500,000	17,500,000
New York 0.0% ‡
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series E-1
3.90%, due 11/15/50 (f)	5,000,000	5,000,000
North Carolina 0.6%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health, Revenue Bonds
Series E
3.85%, due 1/15/42 (f)	37,750,000	37,750,000
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.75%, due 12/1/27 (b)(f)	14,250,000	14,250,000
		52,000,000
Pennsylvania 0.1%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-1
3.90%, due 11/1/61 (f)	7,000,000	7,000,000
	Principal Amount	Value

Texas 0.3%
Harris County Cultural Education Facilities Finance Corp., Houston Methodist, Revenue Bonds
Series D
3.90%, due 12/1/60 (f)	$ 16,000,000	$ 16,000,000
San Antonio Water System, Revenue Bonds, Sub. Lien
Series A
3.95%, due 5/1/54 (f)	9,150,000	9,150,000
		25,150,000
Utah 0.0% ‡
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series C
2.70%, due 5/15/51 (f)	3,900,000	3,900,000
Wisconsin 0.2%
BlackRock Municipal 2030 Target Term Trust
Series W-7
3.37%, due 12/31/30 (b)(e)(f)	19,100,000	19,100,000
Total Short-Term Municipal Notes (Cost $129,650,000)		129,650,000
Total Municipal Bonds (Cost $8,627,738,661)		8,873,331,211

	Shares
Short-Term Investment 1.2%
Unaffiliated Investment Company 1.2%
Dreyfus Government Cash Management - Institutional Shares, 3.94% (g)	109,533,865	109,533,865
Total Short-Term Investment (Cost $109,533,865)		109,533,865
Total Investments (Cost $8,737,272,526)	99.2%	8,982,865,076
Other Assets, Less Liabilities	0.8	74,201,116
Net Assets	100.0%	$ 9,057,066,192

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2025†^ (continued)
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(d)	Delayed delivery security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of October 31, 2025.
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(1,329)	December 2025	$ (156,387,222)	$ (155,908,313)	$ 478,909

1.	As of October 31, 2025, cash in the amount of $4,917,300 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay Tax Free Bond Fund

SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,743,681,211	$ —	$ 8,743,681,211
Short-Term Municipal Notes	—	129,650,000	—	129,650,000
Total Municipal Bonds	—	8,873,331,211	—	8,873,331,211
Short-Term Investment
Unaffiliated Investment Company	109,533,865	—	—	109,533,865
Total Investments in Securities	109,533,865	8,873,331,211	—	8,982,865,076
Other Financial Instruments
Futures Contracts (b)	478,909	—	—	478,909
Total Investments in Securities and Other Financial Instruments	$ 110,012,774	$ 8,873,331,211	$ —	$ 8,983,343,985

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (identified cost $8,737,272,526)	$8,982,865,076
Cash collateral on deposit at broker for futures contracts	4,917,300
Receivables:
Interest	115,303,265
Fund shares sold	25,886,561
Investment securities sold	3,444,560
Variation margin on futures contracts	373,784
Other assets	63,788
Total assets	9,132,854,334
Liabilities
Due to custodian	182,206
Payables:
Investment securities purchased	47,008,449
Fund shares redeemed	14,097,597
Manager (See Note 3)	3,107,717
Transfer agent (See Note 3)	768,354
NYLIFE Distributors (See Note 3)	258,809
Professional fees	26,019
Custodian	13,756
Shareholder communication	12,321
Trustees	11,186
Accrued expenses	1,282
Distributions payable	10,300,446
Total liabilities	75,788,142
Net assets	$9,057,066,192
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$9,677,944
Additional paid-in-capital	9,900,999,994
9,910,677,938
Total distributable earnings (loss)	(853,611,746)
Net assets	$9,057,066,192
Class A
Net assets applicable to outstanding shares	$1,077,860,227
Shares of beneficial interest outstanding	115,207,799
Net asset value per share outstanding	$9.36
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.65
Investor Class
Net assets applicable to outstanding shares	$5,519,552
Shares of beneficial interest outstanding	587,287
Net asset value per share outstanding	$9.40
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.64
Class C
Net assets applicable to outstanding shares	$62,735,972
Shares of beneficial interest outstanding	6,704,076
Net asset value and offering price per share outstanding	$9.36
Class C2
Net assets applicable to outstanding shares	$4,972,917
Shares of beneficial interest outstanding	531,750
Net asset value and offering price per share outstanding	$9.35
Class I
Net assets applicable to outstanding shares	$7,147,874,357
Shares of beneficial interest outstanding	763,787,554
Net asset value and offering price per share outstanding	$9.36
Class R6
Net assets applicable to outstanding shares	$758,103,167
Shares of beneficial interest outstanding	80,975,975
Net asset value and offering price per share outstanding	$9.36

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay Tax Free Bond Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$391,853,535
Expenses
Manager (See Note 3)	37,035,843
Transfer agent (See Note 3)	4,661,932
Distribution/Service—Class A (See Note 3)	2,827,437
Distribution/Service—Investor Class (See Note 3)	14,386
Distribution/Service—Class B (See Note 3)(a)	111
Distribution/Service—Class C (See Note 3)	360,257
Distribution/Service—Class C2 (See Note 3)	33,942
Professional fees	617,134
Custodian	338,486
Shareholder communication	332,260
Registration	248,780
Trustees	232,601
Miscellaneous	283,833
Total expenses	46,987,002
Net investment income (loss)	344,866,533
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(43,174,849)
Futures transactions	(2,471,178)
Net realized gain (loss)	(45,646,027)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	52,816,578
Futures contracts	478,909
Net change in unrealized appreciation (depreciation)	53,295,487
Net realized and unrealized gain (loss)	7,649,460
Net increase (decrease) in net assets resulting from operations	$352,515,993

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$344,866,533	$320,327,108
Net realized gain (loss)	(45,646,027)	(6,591,996)
Net change in unrealized appreciation (depreciation)	53,295,487	513,105,289
Net increase (decrease) in net assets resulting from operations	352,515,993	826,840,401
Distributions to shareholders:
Class A	(39,937,469)	(44,768,030)
Investor Class	(199,736)	(224,477)
Class B(a)	(707)	(36,683)
Class C	(2,335,950)	(3,190,757)
Class C2	(161,842)	(190,353)
Class I	(268,635,903)	(263,521,513)
Class R6	(28,604,984)	(28,773,002)
	(339,876,591)	(340,704,815)
Distributions to shareholders from return of capital:
Class A	(1,279,293)	—
Investor Class	(6,398)	—
Class B(a)	(23)	—
Class C	(74,826)	—
Class C2	(5,184)	—
Class I	(8,605,054)	—
Class R6	(916,286)	—
	(10,887,064)	—
Total distributions to shareholders	(350,763,655)	(340,704,815)
Capital share transactions:
Net proceeds from sales of shares	3,006,090,869	3,826,409,470
Net asset value of shares issued to shareholders in reinvestment of distributions	234,131,688	235,382,248
Cost of shares redeemed	(3,825,275,290)	(2,700,429,464)
Increase (decrease) in net assets derived from capital share transactions	(585,052,733)	1,361,362,254
Net increase (decrease) in net assets	(583,300,395)	1,847,497,840
Net Assets
Beginning of year	9,640,366,587	7,792,868,747
End of year	$9,057,066,192	$9,640,366,587

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.34	$8.77	$8.85	$10.60	$10.43
Net investment income (loss) (a)	0.33	0.31	0.29	0.20	0.17
Net realized and unrealized gain (loss)	0.03	0.59	(0.05)	(1.66)	0.23
Total from investment operations	0.36	0.90	0.24	(1.46)	0.40
Less distributions:
From net investment income	(0.33)	(0.33)	(0.32)	(0.26)	(0.23)
From net realized gain on investments	—	—	—	(0.03)	—
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.34)	(0.33)	(0.32)	(0.29)	(0.23)
Net asset value at end of year	$9.36	$9.34	$8.77	$8.85	$10.60
Total investment return (b)	3.93%	10.36%	2.62%	(13.96)%	3.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.58%	3.34%	3.10%	2.03%	1.63%
Net expenses (c)	0.74%	0.74%	0.74%	0.75%	0.73%
Portfolio turnover rate (d)	54%	36%(e)	75%(e)	127%(e)	39%
Net assets at end of year (in 000’s)	$1,077,860	$1,229,314	$1,200,333	$1,552,537	$3,134,090

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.38	$8.81	$8.89	$10.65	$10.48
Net investment income (loss) (a)	0.33	0.31	0.28	0.20	0.17
Net realized and unrealized gain (loss)	0.02	0.59	(0.04)	(1.67)	0.23
Total from investment operations	0.35	0.90	0.24	(1.47)	0.40
Less distributions:
From net investment income	(0.32)	(0.33)	(0.32)	(0.26)	(0.23)
From net realized gain on investments	—	—	—	(0.03)	—
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.33)	(0.33)	(0.32)	(0.29)	(0.23)
Net asset value at end of year	$9.40	$9.38	$8.81	$8.89	$10.65
Total investment return (b)	3.86%	10.26%	2.57%	(14.01)%	3.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.52%	3.29%	3.05%	2.07%	1.61%
Net expenses (c)	0.78%	0.77%	0.78%	0.77%	0.76%
Portfolio turnover rate (d)	54%	36%(e)	75%(e)	127%(e)	39%
Net assets at end of year (in 000's)	$5,520	$6,045	$6,248	$6,622	$9,027

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.34	$8.78	$8.85	$10.60	$10.44
Net investment income (loss) (a)	0.30	0.29	0.26	0.18	0.15
Net realized and unrealized gain (loss)	0.03	0.58	(0.03)	(1.66)	0.21
Total from investment operations	0.33	0.87	0.23	(1.48)	0.36
Less distributions:
From net investment income	(0.30)	(0.31)	(0.30)	(0.24)	(0.20)
From net realized gain on investments	—	—	—	(0.03)	—
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.31)	(0.31)	(0.30)	(0.27)	(0.20)
Net asset value at end of year	$9.36	$9.34	$8.78	$8.85	$10.60
Total investment return (b)	3.62%	9.91%	2.44%	(14.19)%	3.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.28%	3.05%	2.81%	1.81%	1.37%
Net expenses (c)	1.03%	1.03%	1.03%	1.02%	1.01%
Portfolio turnover rate (d)	54%	36%(e)	75%(e)	127%(e)	39%
Net assets at end of year (in 000’s)	$62,736	$84,682	$103,571	$125,521	$194,545

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Class C2	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.34	$8.77	$8.85	$10.60	$10.43
Net investment income (loss) (a)	0.29	0.27	0.25	0.17	0.12
Net realized and unrealized gain (loss)	0.01	0.59	(0.05)	(1.67)	0.23
Total from investment operations	0.30	0.86	0.20	(1.50)	0.35
Less distributions:
From net investment income	(0.28)	(0.29)	(0.28)	(0.22)	(0.18)
From net realized gain on investments	—	—	—	(0.03)	—
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.29)	(0.29)	(0.28)	(0.25)	(0.18)
Net asset value at end of year	$9.35	$9.34	$8.77	$8.85	$10.60
Total investment return (b)	3.36%	9.88%	2.17%	(14.32)%	3.39%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.13%	2.90%	2.67%	1.75%	1.12%
Net expenses (c)	1.18%	1.18%	1.18%	1.17%	1.15%
Portfolio turnover rate (d)	54%	36%(e)	75%(e)	127%(e)	39%
Net assets at end of year (in 000’s)	$4,973	$6,016	$5,350	$3,920	$2,990

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.34	$8.78	$8.85	$10.60	$10.44
Net investment income (loss) (a)	0.35	0.34	0.31	0.23	0.20
Net realized and unrealized gain (loss)	0.03	0.58	(0.03)	(1.66)	0.22
Total from investment operations	0.38	0.92	0.28	(1.43)	0.42
Less distributions:
From net investment income	(0.35)	(0.36)	(0.35)	(0.29)	(0.26)
From net realized gain on investments	—	—	—	(0.03)	—
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.36)	(0.36)	(0.35)	(0.32)	(0.26)
Net asset value at end of year	$9.36	$9.34	$8.78	$8.85	$10.60
Total investment return (b)	4.19%	10.50%	2.99%	(13.75)%	4.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.83%	3.58%	3.35%	2.33%	1.87%
Net expenses (c)	0.49%	0.49%	0.49%	0.50%	0.48%
Portfolio turnover rate (d)	54%	36%(e)	75%(e)	127%(e)	39%
Net assets at end of year (in 000’s)	$7,147,874	$7,542,480	$5,868,539	$4,357,422	$5,709,408

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.35	$8.78	$8.86	$10.61	$10.44
Net investment income (loss) (a)	0.36	0.34	0.32	0.24	0.21
Net realized and unrealized gain (loss)	0.01	0.59	(0.05)	(1.66)	0.22
Total from investment operations	0.37	0.93	0.27	(1.42)	0.43
Less distributions:
From net investment income	(0.35)	(0.36)	(0.35)	(0.30)	(0.26)
From net realized gain on investments	—	—	—	(0.03)	—
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.36)	(0.36)	(0.35)	(0.33)	(0.26)
Net asset value at end of year	$9.36	$9.35	$8.78	$8.86	$10.61
Total investment return (b)	4.13%	10.68%	2.93%	(13.68)%	4.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.87%	3.63%	3.40%	2.51%	1.92%
Net expenses (c)	0.43%	0.43%	0.43%	0.44%	0.43%
Portfolio turnover rate (d)	54%	36%(e)	75%(e)	127%(e)	39%
Net assets at end of year (in 000’s)	$758,103	$771,701	$606,909	$469,013	$276,280

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Tax Free Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class C2	August 31, 2020
Class I	December 21, 2009
Class R6	November 1, 2019
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which

54	NYLI MacKay Tax Free Bond Fund

market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal

Notes to Financial Statements (continued)
market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

56	NYLI MacKay Tax Free Bond Fund

(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2025, are shown in the Portfolio of Investments.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of October 31, 2025, that represent 1.06% of the Fund’s net assets, of which 61.11% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and

Notes to Financial Statements (continued)
the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of October 31, 2025, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of October 31, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$478,909
Total Fair Value	$478,909

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(2,471,178)
Total Net Realized Gain (Loss)	$(2,471,178)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$478,909
Total Net Change in Unrealized Appreciation (Depreciation)	$478,909

Average Notional Amount	Total
Futures Contracts Short (a)	$(116,558,756)

(a)	Positions were open for ten months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $500 million; 0.425% from $500 million to $1 billion; 0.40% from $1 billion to $5 billion; 0.39% from $5 billion to $7 billion; 0.38% from $7 billion to $9 billion; 0.37% from $9 billion to $11 billion; 0.36% in excess of $11 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net

58	NYLI MacKay Tax Free Bond Fund

assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the year ended October 31, 2025, the effective management fee rate was 0.41%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets.
In addition, New York Life Investments waived fees and/or reimbursed expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares did not exceed those of Class I.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $37,035,843 and paid the Subadvisor in the amount of $18,050,324. There were no waived fees and/or reimbursed expenses.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $8,866 and $208, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2025, of $67,072, $12 and $3,880, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$622,953	$—
Investor Class	5,807	—
Class B*	21	—
Class C	72,705	—
Class C2	5,262	—
Class I	3,925,176	—
Class R6	30,008	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as

Notes to Financial Statements (continued)
reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$25,486	0.5%
Class R6	27,620	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$8,742,161,382	$256,634,653	$(15,930,959)	$240,703,694
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(1,017,796,243)	$(29,760,598)	$193,945,095	$(853,611,746)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments. The other temporary difference are primarily due to dividends payable.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(46,481,707)	$46,481,707
The reclassifications for the Fund are primarily due to amortization and accretion on debt securities.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $1,017,796,243, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$613,190	$404,606
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$22,268,197	$13,476,345
Return of Capital	10,887,064	—
Exempt Interest Dividends	317,608,394	327,228,470
Total	$350,763,655	$340,704,815
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.

60	NYLI MacKay Tax Free Bond Fund

Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $4,842,821 and $5,527,721, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	22,885,531	$210,459,338
Shares issued to shareholders in reinvestment of distributions	3,594,666	33,108,716
Shares redeemed	(43,062,990)	(395,597,751)
Net increase (decrease) in shares outstanding before conversion	(16,582,793)	(152,029,697)
Shares converted into Class A (See Note 1)	283,344	2,621,103
Shares converted from Class A (See Note 1)	(108,685)	(1,007,506)
Net increase (decrease)	(16,408,134)	$(150,416,100)
Year ended October 31, 2024:
Shares sold	30,376,155	$284,666,788
Shares issued to shareholders in reinvestment of distributions	3,845,533	36,101,442
Shares redeemed	(39,322,136)	(368,534,482)
Net increase (decrease) in shares outstanding before conversion	(5,100,448)	(47,766,252)
Shares converted into Class A (See Note 1)	310,122	2,910,040
Shares converted from Class A (See Note 1)	(401,257)	(3,762,338)
Net increase (decrease)	(5,191,583)	$(48,618,550)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	27,435	$253,571
Shares issued to shareholders in reinvestment of distributions	21,106	195,266
Shares redeemed	(80,070)	(739,071)
Net increase (decrease) in shares outstanding before conversion	(31,529)	(290,234)
Shares converted into Investor Class (See Note 1)	19,321	180,154
Shares converted from Investor Class (See Note 1)	(44,732)	(415,937)
Net increase (decrease)	(56,940)	$(526,017)
Year ended October 31, 2024:
Shares sold	20,375	$190,801
Shares issued to shareholders in reinvestment of distributions	22,549	212,661
Shares redeemed	(103,243)	(973,875)
Net increase (decrease) in shares outstanding before conversion	(60,319)	(570,413)
Shares converted into Investor Class (See Note 1)	39,458	371,913
Shares converted from Investor Class (See Note 1)	(43,745)	(414,740)
Net increase (decrease)	(64,606)	$(613,240)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	74	$692
Shares redeemed	(7,386)	(68,892)
Net increase (decrease) in shares outstanding before conversion	(7,312)	(68,200)
Shares converted from Class B (See Note 1)	(6,586)	(61,599)
Net increase (decrease)	(13,898)	$(129,799)
Year ended October 31, 2024:
Shares sold	33	$316
Shares issued to shareholders in reinvestment of distributions	3,787	35,555
Shares redeemed	(186,037)	(1,750,623)
Net increase (decrease) in shares outstanding before conversion	(182,217)	(1,714,752)
Shares converted from Class B (See Note 1)	(22,721)	(213,149)
Net increase (decrease)	(204,938)	$(1,927,901)

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	602,934	$5,549,096
Shares issued to shareholders in reinvestment of distributions	216,885	1,998,652
Shares redeemed	(3,019,746)	(27,794,969)
Net increase (decrease) in shares outstanding before conversion	(2,199,927)	(20,247,221)
Shares converted from Class C (See Note 1)	(160,416)	(1,485,149)
Net increase (decrease)	(2,360,343)	$(21,732,370)
Year ended October 31, 2024:
Shares sold	1,398,077	$13,142,316
Shares issued to shareholders in reinvestment of distributions	275,546	2,587,426
Shares redeemed	(4,174,353)	(39,139,699)
Net increase (decrease) in shares outstanding before conversion	(2,500,730)	(23,409,957)
Shares converted from Class C (See Note 1)	(236,566)	(2,219,925)
Net increase (decrease)	(2,737,296)	$(25,629,882)

Class C2	Shares	Amount
Year ended October 31, 2025:
Shares sold	64,919	$597,911
Shares issued to shareholders in reinvestment of distributions	18,138	167,026
Shares redeemed	(195,641)	(1,798,570)
Net increase (decrease)	(112,584)	$(1,033,633)
Year ended October 31, 2024:
Shares sold	143,750	$1,351,369
Shares issued to shareholders in reinvestment of distributions	20,288	190,353
Shares redeemed	(129,699)	(1,212,456)
Net increase (decrease)	34,339	$329,266

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	252,038,578	$2,315,539,617
Shares issued to shareholders in reinvestment of distributions	21,340,507	196,637,232
Shares redeemed	(316,407,321)	(2,905,289,095)
Net increase (decrease) in shares outstanding before conversion	(43,028,236)	(393,112,246)
Shares converted into Class I (See Note 1)	90,417	831,068
Shares converted from Class I (See Note 1)	(581,423)	(5,386,130)
Net increase (decrease)	(43,519,242)	$(397,667,308)
Year ended October 31, 2024:
Shares sold	342,027,176	$3,207,088,055
Shares issued to shareholders in reinvestment of distributions	20,666,803	194,062,270
Shares redeemed	(222,226,763)	(2,071,873,498)
Net increase (decrease) in shares outstanding before conversion	140,467,216	1,329,276,827
Shares converted into Class I (See Note 1)	419,856	3,937,593
Shares converted from Class I (See Note 1)	(2,268,670)	(21,320,116)
Net increase (decrease)	138,618,402	$1,311,894,304

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	51,913,756	$473,691,336
Shares issued to shareholders in reinvestment of distributions	219,379	2,024,104
Shares redeemed	(54,234,290)	(493,986,942)
Net increase (decrease) in shares outstanding before conversion	(2,101,155)	(18,271,502)
Shares converted into Class R6 (See Note 1)	518,606	4,817,798
Shares converted from Class R6 (See Note 1)	(9,973)	(93,802)
Net increase (decrease)	(1,592,522)	$(13,547,506)
Year ended October 31, 2024:
Shares sold	34,368,162	$319,969,825
Shares issued to shareholders in reinvestment of distributions	233,370	2,192,541
Shares redeemed	(23,364,287)	(216,944,831)
Net increase (decrease) in shares outstanding before conversion	11,237,245	105,217,535
Shares converted into Class R6 (See Note 1)	2,203,635	20,714,037
Shares converted from Class R6 (See Note 1)	(356)	(3,315)
Net increase (decrease)	13,440,524	$125,928,257

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.

62	NYLI MacKay Tax Free Bond Fund

Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Tax Free Bond Fund (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
64	NYLI MacKay Tax Free Bond Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 90.5% of the ordinary income dividends paid during its fiscal year ended October 31, 2025 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
66

NYLI MacKay Strategic Bond Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 94.3%
Asset-Backed Securities 15.5%
Automobile Asset-Backed Securities 6.9%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33 (b)	$ 1,250,000	$ 1,250,041
Series 2025-B, Class G
9.935%, due 9/15/33 (b)	2,435,000	2,435,072
Series 2025-A, Class G
10.219%, due 6/15/33	1,701,629	1,716,557
Series 2024-B, Class G
11.395%, due 9/15/32	836,298	856,699
Series 2024-A, Class G
12.748%, due 5/17/32	1,217,411	1,260,818
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2023-8A, Class D
7.52%, due 2/20/30	3,000,000	3,055,275
Series 2023-1A, Class D
7.59%, due 4/20/29	1,740,000	1,786,316
Bridgecrest Lending Auto Securitization Trust
Series 2025-4, Class D
5.41%, due 8/15/31	2,000,000	1,994,302
Series 2025-2, Class D
5.62%, due 3/17/31	2,910,000	2,930,632
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	4,410,000	4,316,127
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,325,000	1,350,547
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	2,835,000	2,839,984
Series 2025-A, Class D
5.86%, due 7/15/31	1,760,000	1,798,653
CPS Auto Receivables Trust
Series 2024-C, Class E
8.04%, due 3/15/32 (a)	2,360,000	2,428,718
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	891,865	884,931
Series 2021-4A, Class D
1.99%, due 9/15/27	875,752	868,128
Exeter Automobile Receivables Trust (a)
Series 2021-3A, Class E
3.04%, due 12/15/28	3,790,000	3,752,632
Series 2022-2A, Class E
6.34%, due 10/15/29	3,440,000	3,335,738
Series 2025-4A, Class E
6.99%, due 4/15/33	4,000,000	3,938,802
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Exeter Automobile Receivables Trust (a) (continued)
Series 2025-1A, Class E
7.48%, due 9/15/32	$ 3,500,000	$ 3,577,096
Series 2025-3A, Class E
7.52%, due 12/15/32	2,535,000	2,563,137
Series 2022-5A, Class E
10.45%, due 4/15/30	1,070,000	1,128,345
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	1,108,408	1,094,279
Series 2021-3, Class D
1.65%, due 9/15/27	2,412,000	2,296,910
Series 2021-4, Class C
1.96%, due 12/15/27	655,358	650,223
Series 2021-4, Class D
2.26%, due 12/15/27	2,507,000	2,351,987
Series 2021-2, Class E
3.16%, due 9/15/28	1,900,000	1,839,941
Series 2021-3, Class E
3.32%, due 12/15/28	2,110,000	1,942,065
Series 2020-1, Class E
3.52%, due 6/15/27	1,500,847	1,499,214
Series 2022-1, Class D
3.64%, due 3/15/28	1,000,000	934,476
Series 2021-4, Class E
4.03%, due 3/15/29	1,010,000	862,981
Series 2020-3, Class E
4.98%, due 12/15/27	1,090,000	1,090,063
Series 2022-2, Class D
5.80%, due 4/17/28	4,430,000	3,802,999
Series 2024-3, Class E
8.83%, due 1/15/32	4,640,000	4,258,755
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	569,898	565,569
Series 2022-3A, Class E
8.35%, due 10/15/29	670,000	689,751
Hertz Vehicle Financing III LLC (a)
Series 2025-1A, Class D
7.98%, due 9/25/29	2,000,000	2,007,859
Series 2025-3A, Class D
8.55%, due 12/26/29	3,790,000	3,847,972
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class A
1.68%, due 12/27/27	2,870,000	2,799,222
Series 2021-2A, Class C
2.52%, due 12/27/27	1,577,000	1,536,250

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Automobile Asset-Backed Securities (continued)
Hertz Vehicle Financing III LP (a) (continued)
Series 2021-2A, Class D
4.34%, due 12/27/27	$ 3,000,000	$ 2,929,249
Huntington Bank Auto Credit-Linked Notes (a)(c)
Series 2025-2, Class E
10.784% (SOFR 30A + 6.60%), due 9/20/33	1,409,470	1,413,492
Series 2024-1, Class E
12.434% (SOFR 30A + 8.25%), due 5/20/32	605,568	617,908
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	1,270,000	1,265,612
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	1,755,192	1,818,058
Santander Drive Auto Receivables Trust
Series 2024-4, Class D
5.32%, due 12/15/31	1,305,000	1,313,839
Truist Bank Auto Credit-Linked Notes
Series 2025-1, Class D
9.685%, due 9/26/33 (a)	2,301,365	2,300,702
		95,797,926
Home Equity Asset-Backed Securities 0.2%
GSAA Home Equity Trust
Series 2007-8, Class A3
5.006% (1 Month SOFR + 1.014%), due 8/25/37 (c)	6,039	5,983
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(d)	2,626,206	2,649,082
		2,655,065
Other Asset-Backed Securities 8.4%
AGL CLO 17 Ltd.
Series 2022-17A, Class BR
5.27% (3 Month SOFR + 1.40%), due 1/21/35 (a)(c)	2,550,000	2,550,385
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.25% (3 Month SOFR + 1.38%), due 7/21/37 (a)(c)	1,300,000	1,302,592
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.42% (3 Month SOFR + 1.55%), due 1/21/38 (a)(c)	500,000	500,710
	Principal Amount	Value

Other Asset-Backed Securities (continued)
AIMCO CLO
Series 2018-AA, Class B1R
5.532% (3 Month SOFR + 1.65%), due 10/17/37 (a)(c)	$ 1,650,000	$ 1,654,792
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	510,432	497,385
Series 2021-1, Class B
3.95%, due 7/11/30	890,600	849,743
Series 2016-1, Class A
4.10%, due 1/15/28	729,073	719,380
Apex Credit CLO Ltd. (a)(c)
Series 2022-1A, Class D1R
7.624% (3 Month SOFR + 3.50%), due 10/22/38	1,900,000	1,893,187
Series 2022-1A, Class ER
11.944% (3 Month SOFR + 7.82%), due 10/22/38	500,000	500,015
Apidos CLO
Series 2018-18A, Class BR2
5.557% (3 Month SOFR + 1.70%), due 1/22/38 (a)(c)	1,700,000	1,708,740
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.434% (3 Month SOFR + 1.55%), due 1/20/38 (a)(c)	870,000	872,717
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.634% (3 Month SOFR + 1.75%), due 1/20/37 (a)(c)	850,000	850,196
Ares Loan Funding IX Ltd.
Series 2025-ALF9A, Class A2
5.305% (3 Month SOFR + 1.40%), due 3/31/38 (a)(c)	1,500,000	1,500,702
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	439,280	440,692
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.82% (3 Month SOFR + 2.95%), due 10/21/34 (a)(c)	800,000	789,674
BCC Middle Market CLO LLC
Series 2025-1A, Class A1
5.725% (3 Month SOFR + 1.62%), due 7/17/37 (a)(c)	1,640,000	1,642,663

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Benefit Street Partners CLO XXXII Ltd.
Series 2023-32A, Class AR
5.07% (3 Month SOFR + 1.21%), due 10/25/38 (a)(c)	$ 1,000,000	$ 1,000,273
Blackrock Rainier CLO VI Ltd.
Series 2021-6A, Class A1R
5.434% (3 Month SOFR + 1.55%), due 4/20/37 (a)(c)	1,200,000	1,200,568
BXDL Static CLO LLC (a)(c)
Series 2025-1A, Class A1
5.618% (3 Month SOFR + 1.30%), due 7/20/35	2,252,000	2,241,476
Series 2025-1A, Class C
6.518% (3 Month SOFR + 2.20%), due 7/20/35	2,000,000	1,989,618
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	2,339,642	1,944,861
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,977,129	3,067,417
Series 2020-1, Class A2
1.99%, due 7/15/60	1,506,550	1,260,767
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	1,466,487
Series 2020-1, Class B2
2.60%, due 7/15/60	2,428,520	1,651,047
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2
3.30%, due 12/26/51 (a)	3,200,000	3,126,236
Consolidated Communications LLC
Series 2025-1A, Class C
9.408%, due 5/20/55 (a)	2,700,000	2,823,770
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	2,011	2,013
DataBank Issuer II LLC
Series 2025-1A, Class A2
5.18%, due 9/27/55 (a)	2,270,000	2,271,314
Dext ABS LLC
Series 2025-1, Class D
5.65%, due 2/15/36 (a)	1,200,000	1,220,695
FirstKey Homes Trust (a)
Series 2020-SFR2, Class E
2.668%, due 10/19/37	1,800,000	1,795,680
Series 2022-SFR2, Class C
4.50%, due 7/17/39	2,925,000	2,896,878
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.44% (3 Month SOFR + 1.57%), due 1/21/37 (a)(c)	$ 1,600,000	$ 1,602,486
Golub Capital Partners CLO 49M Ltd.
Series 2020-49A, Class A2R2
6.002% (3 Month SOFR + 1.68%), due 7/20/38 (a)(c)	2,650,000	2,648,368
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
6.43% (3 Month SOFR + 2.20%), due 5/9/36 (a)(c)	1,800,000	1,800,425
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.228% (3 Month SOFR + 1.37%), due 10/25/37 (a)(c)	1,200,000	1,201,690
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.25% (3 Month SOFR + 1.38%), due 4/21/39 (a)(c)	1,550,000	1,544,956
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.385% (3 Month SOFR + 1.48%), due 4/15/37 (a)(c)	1,630,000	1,638,572
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, due 7/25/33 (a)	378,144	375,684
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	758,001	738,098
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.505% (3 Month SOFR + 1.60%), due 10/15/36 (a)(c)	800,000	801,994
Madison Park Funding XXXVIII Ltd.
Series 2021-38A, Class A1R
5.157% (3 Month SOFR + 1.24%), due 10/17/38 (a)(c)	1,000,000	1,000,250
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.589% (3 Month SOFR + 1.28%), due 7/25/38 (a)(c)	2,450,000	2,453,682
Marathon CLO Ltd.
Series 2021-16A, Class A2R
5.455% (3 Month SOFR + 1.55%), due 4/15/34 (a)(c)	2,200,000	2,200,537
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
MFIC Bethesda CLO LLC
Series 1A, Class A2R
5.51% (3 Month SOFR + 1.65%), due 10/23/37 (a)(c)	$ 2,000,000	$ 2,004,226
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	967,262
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,581,836
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	3,945,000	2,527,780
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.254% (3 Month SOFR + 1.37%), due 7/20/37 (a)(c)	1,100,000	1,102,606
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.965% (3 Month SOFR + 2.10%), due 10/24/34 (a)(c)	1,000,000	992,899
Point Broadband Funding LLC
Series 2025-1A, Class C
8.156%, due 7/20/55 (a)	3,000,000	3,043,390
Progress Residential Trust
Series 2025-SFR4, Class C
5.05%, due 8/17/42 (a)	2,795,000	2,789,283
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.344% (3 Month SOFR + 1.46%), due 7/20/37 (a)(c)	600,000	601,464
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.508% (3 Month SOFR + 1.65%), due 1/25/38 (a)(c)	1,650,000	1,655,188
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.282% (3 Month SOFR + 1.40%), due 7/17/37 (a)(c)	1,100,000	1,101,605
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	2,465,000	2,465,844
RIN V LLC
Series 2023-2A, Class A1R
5.252% (3 Month SOFR + 1.34%), due 10/14/36 (a)(c)	3,000,000	2,995,158
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.284% (3 Month SOFR + 1.40%), due 7/18/37 (a)(c)	$ 900,000	$ 902,200
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.855% (3 Month SOFR + 1.95%), due 10/15/36 (a)(c)	800,000	803,966
Sixth Street CLO XIV Ltd.
Series 2019-14A, Class A1R2
5.02% (3 Month SOFR + 1.15%), due 1/20/38 (a)(c)	2,400,000	2,395,169
Subway Funding LLC (a)
Series 2024-1A, Class A2I
6.028%, due 7/30/54	2,970,000	3,005,853
Series 2024-1A, Class A2II
6.268%, due 7/30/54	1,173,150	1,199,312
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.565% (3 Month SOFR + 1.70%), due 1/24/37 (a)(c)	1,000,000	1,003,480
Tricon American Homes (a)
Series 2020-SFR1, Class C
2.249%, due 7/17/38	1,500,000	1,470,367
Series 2020-SFR1, Class D
2.548%, due 7/17/38	3,560,000	3,494,203
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	518,589	530,547
Uniti Fiber ABS Issuer LLC
Series 2025-2A, Class C
7.834%, due 1/20/56 (a)	2,800,000	2,842,218
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	3,000,000	2,924,731
Zayo Issuer LLC (a)
Series 2025-2A, Class B
6.586%, due 6/20/55	2,680,000	2,768,058
Series 2025-3A, Class C
8.435%, due 10/20/55	1,330,000	1,360,214
Series 2025-1A, Class C
8.659%, due 3/20/55	2,500,000	2,586,435
		117,354,709
Total Asset-Backed Securities (Cost $217,469,342)		215,807,700

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds 31.2%
Airlines 1.0%
American Airlines, Inc. (a)
5.50%, due 4/20/26	$ 183,333	$ 183,799
5.75%, due 4/20/29	2,450,000	2,471,920
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	3,400,000	3,372,800
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	2,665,000	2,683,340
Grupo Aeromexico SAB de CV
Series Reg S
8.25%, due 11/15/29	1,114,000	1,122,355
8.625%, due 11/15/31 (a)	450,000	451,263
Series Reg S
8.625%, due 11/15/31	286,000	286,803
Pegasus Hava Tasimaciligi A/S
Series Reg S
8.00%, due 9/11/31 (e)	3,200,000	3,308,535
		13,880,815
Auto Manufacturers 1.0%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,295,000	1,278,737
6.054%, due 11/5/31	590,000	603,194
6.80%, due 5/12/28 (e)	2,105,000	2,189,739
6.95%, due 3/6/26	1,195,000	1,202,027
7.20%, due 6/10/30	625,000	668,946
General Motors Financial Co., Inc.
2.35%, due 1/8/31	1,178,000	1,052,034
2.70%, due 6/10/31	1,525,000	1,372,885
4.30%, due 4/6/29	1,090,000	1,086,306
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	3,610,000	3,497,318
7.05%, due 9/15/28	975,000	1,014,342
		13,965,528
Auto Parts & Equipment 0.5%
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	2,735,000	2,878,355
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30 (e)	1,880,000	1,867,820
Phinia, Inc.
6.75%, due 4/15/29 (a)	2,745,000	2,831,778
		7,577,953
	Principal Amount	Value

Banks 3.6%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (c)(f)	$ 1,100,000	$ 1,144,890
Banco Bradesco SA
6.50%, due 1/22/30 (a)	450,000	473,625
Banco de Credito del Peru SA
6.45% (5 Year Treasury Constant Maturity Rate + 2.486%), due 7/30/35 (a)(c)	1,365,000	1,418,235
Banco Mercantil del Norte SA
Series Reg S
8.75% (10 Year Treasury Constant Maturity Rate + 4.299%), due 5/20/35 (c)(f)	1,950,000	2,084,831
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (c)	2,400,000	2,396,636
6.35%, due 3/14/34	1,000,000	1,076,409
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (c)(f)	1,150,000	1,188,995
Barclays plc (c)(f)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,380,000	2,271,546
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	900,000	957,867
BNP Paribas SA (a)
3.052%, due 1/13/31 (g)	1,605,000	1,511,142
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (c)(f)	1,315,000	1,290,012
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (c)(f)	1,610,000	1,454,394
BPCE SA (a)(g)
2.045%, due 10/19/27	2,240,000	2,192,252
6.714%, due 10/19/29	665,000	705,353
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(c)(f)	1,256,000	1,207,438
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Deutsche Bank AG
3.035%, due 5/28/32 (g)	$ 460,000	$ 421,055
4.875% (USISDA05 + 2.553%), due 12/1/32 (c)	3,390,000	3,394,492
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,729,890
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(c)	3,430,000	3,250,676
KeyCorp
6.401%, due 3/6/35 (g)	1,275,000	1,382,038
Morgan Stanley (g)
2.484%, due 9/16/36	2,170,000	1,894,063
2.511%, due 10/20/32	3,225,000	2,883,325
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (c)(f)	2,650,000	2,412,388
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (g)	1,315,000	1,368,387
Societe Generale SA (a)(c)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,240,000	1,229,188
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,920,000	1,818,110
Turkiye Is Bankasi A/S
7.375% (5 Year Treasury Constant Maturity Rate + 3.629%), due 4/2/36 (a)(c)	1,600,000	1,581,390
UBS Group AG (a)
3.091%, due 5/14/32 (g)	885,000	819,449
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (c)(f)	2,265,000	2,047,562
Wells Fargo & Co.
3.35% (SOFR + 1.50%), due 3/2/33 (g)	2,330,000	2,172,314
		49,777,952
Building Materials 1.0%
Cimko Cimento ve Beton Sanayi ve Ticaret AS
10.75%, due 5/21/30 (a)	1,650,000	1,724,767
	Principal Amount	Value

Building Materials (continued)
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	$ 2,800,000	$ 2,878,487
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	370,000	376,851
6.125%, due 7/31/32	630,000	646,125
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	2,670,000	2,769,575
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	2,500,000	2,566,130
MIWD Holdco II LLC
5.50%, due 2/1/30 (a)	3,305,000	3,206,838
		14,168,773
Chemicals 1.4%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,255,000	1,068,100
Series Reg S
3.25%, due 2/25/31	400,000	340,430
Celanese US Holdings LLC
7.20%, due 11/15/33 (d)	3,115,000	3,193,947
Huntsman International LLC
4.50%, due 5/1/29	4,000,000	3,697,957
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	2,020,000	1,919,000
Ma'aden Sukuk Ltd.
5.50%, due 2/13/35 (a)	930,000	976,274
Olin Corp.
5.00%, due 2/1/30	2,865,000	2,786,226
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	1,520,000	1,546,802
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,195,000	1,213,503
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	2,725,000	2,695,221
		19,437,460
Coal 0.2%
SunCoke Energy, Inc.
4.875%, due 6/30/29 (a)	2,400,000	2,240,828
Commercial Services 1.0%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,617,205
Belron UK Finance plc
5.75%, due 10/15/29 (a)	2,215,000	2,244,167
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	1,480,000	1,549,085

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
Kaspi.KZ JSC
Series Reg S
6.25%, due 3/26/30	$ 2,550,000	$ 2,617,848
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	2,670,000	2,610,293
Valvoline, Inc.
3.625%, due 6/15/31 (a)	3,185,000	2,905,883
		13,544,481
Computers 0.1%
CACI International, Inc.
6.375%, due 6/15/33 (a)	1,815,000	1,887,092
Cosmetics & Personal Care 0.1%
Coty, Inc.
4.75%, due 1/15/29 (a)	2,020,000	1,991,592
Diversified Financial Services 1.4%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,593,194
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	3,819,258
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,125,000	2,093,548
5.75%, due 11/15/29	1,575,000	1,633,011
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	2,025,000	2,011,650
5.75%, due 1/22/30 (a)	450,000	458,385
Series Reg S
5.75%, due 1/22/30	815,000	830,185
Bread Financial Holdings, Inc. (a)
6.75%, due 5/15/31	3,175,000	3,196,723
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (c)	1,250,000	1,278,982
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,610,000	1,692,324
OneMain Finance Corp.
6.75%, due 3/15/32	1,105,000	1,121,375
		19,728,635
Electric 2.1%
AEP Texas, Inc.
4.70%, due 5/15/32	1,175,000	1,176,401
	Principal Amount	Value

Electric (continued)
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (c)	$ 950,000	$ 993,130
Alpha Generation LLC
6.75%, due 10/15/32 (a)	3,035,000	3,118,727
Aydem Yenilenebilir Enerji A/S
9.875%, due 9/30/30 (a)	2,161,000	2,131,945
Banco Actinver SA Institucion de Banca Multiple
7.25%, due 1/31/41 (a)	396,203	419,032
Centrais Eletricas Brasileiras SA
6.50%, due 1/11/35 (a)	600,000	619,267
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (c)	925,000	952,023
EnfraGen Energia Sur SA
Series Reg S
5.375%, due 12/30/30 (e)	980,000	912,086
5.375%, due 12/30/30 (a)	1,305,000	1,214,563
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,485,000	1,515,874
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,630,000	1,787,298
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	598,773
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,267,597
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (c)	1,135,000	1,192,348
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (c)	2,150,000	2,096,916
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,550,000	1,628,028
XPLR Infrastructure Operating Partners LP (a)
7.25%, due 1/15/29	2,990,000	3,075,714
8.375%, due 1/15/31 (e)	1,140,000	1,192,756
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	$ 3,725,000	$ 3,341,935
		29,234,413
Electrical Components & Equipment 0.1%
Energizer Holdings, Inc.
4.375%, due 3/31/29 (a)	1,280,000	1,228,571
Engineering & Construction 0.2%
Artera Services LLC
8.50%, due 2/15/31 (a)(e)	2,000,000	1,725,978
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)(e)	700,000	677,557
		2,403,535
Food 0.6%
Grupo Nutresa SA (a)
8.00%, due 5/12/30	460,000	494,155
9.00%, due 5/12/35	1,150,000	1,305,537
JBS USA LUX SARL
6.375%, due 2/25/55 (a)	1,435,000	1,482,768
Series Reg S
6.375%, due 2/25/55	2,000,000	2,066,575
Post Holdings, Inc. (a)
4.50%, due 9/15/31	480,000	450,753
4.625%, due 4/15/30	1,054,000	1,021,898
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,391,207
		8,212,893
Forest Products & Paper 0.3%
Suzano Austria GmbH
Series DM3N
3.125%, due 1/15/32	700,000	626,979
3.75%, due 1/15/31	3,165,000	2,995,558
		3,622,537
Gas 0.3%
AmeriGas Partners LP
9.375%, due 6/1/28 (a)	2,455,000	2,546,464
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,544,446
		4,090,910
Healthcare-Services 0.4%
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	2,500,000	2,615,862
	Principal Amount	Value

Healthcare-Services (continued)
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	$ 2,170,000	$ 2,282,927
Rede D'or Finance SARL
6.45%, due 9/9/35 (a)	400,000	409,720
		5,308,509
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	3,170,000	3,252,157
Insurance 0.3%
Athene Global Funding
5.526%, due 7/11/31 (a)	1,360,000	1,399,015
Lincoln National Corp.
6.804% (3 Month SOFR + 2.619%), due 5/17/66 (c)	3,537,000	3,042,714
		4,441,729
Internet 0.8%
Cogent Communications Group LLC
7.00%, due 6/15/27 (a)	3,200,000	3,192,795
Match Group Holdings II LLC
4.625%, due 6/1/28 (a)	195,000	192,190
Prosus NV
Series Reg S
4.027%, due 8/3/50	2,350,000	1,678,159
Series Reg S
4.987%, due 1/19/52	3,795,000	3,103,333
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	2,500,000	2,804,075
		10,970,552
Investment Companies 0.4%
GACI First Investment Co.
Series Reg S
5.25%, due 1/29/34	2,645,000	2,737,768
Series Reg S
5.375%, due 1/29/54	3,256,000	3,115,707
		5,853,475
Iron & Steel 0.8%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	2,110,000	2,200,278
Metinvest BV
Series Reg S
8.50%, due 4/23/26	2,700,000	2,376,017
Mineral Resources Ltd. (a)
7.00%, due 4/1/31 (e)	1,105,000	1,143,957
9.25%, due 10/1/28	2,400,000	2,516,414

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Iron & Steel (continued)
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (h)	$ 2,030,951	$ 2,014,667
Usiminas International SARL
7.50%, due 1/27/32 (a)	296,000	305,956
		10,557,289
Leisure Time 0.4%
Carnival Corp.
5.75%, due 8/1/32 (a)	3,140,000	3,225,667
NCL Finance Ltd.
6.125%, due 3/15/28 (a)	2,095,000	2,139,294
		5,364,961
Lodging 0.8%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	1,600,000	1,671,952
Las Vegas Sands Corp.
5.625%, due 6/15/28	2,735,000	2,796,625
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,300,000	1,297,910
6.50%, due 9/24/33 (a)	800,000	803,896
Sands China Ltd.
3.25%, due 8/8/31 (d)	2,400,000	2,207,691
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	2,170,000	2,169,998
Series Reg S
6.50%, due 1/15/28	960,000	959,999
		11,908,071
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	2,540,000	2,576,053
Media 0.8%
CCO Holdings LLC
6.375%, due 9/1/29 (a)	2,785,000	2,806,918
Charter Communications Operating LLC
6.10%, due 6/1/29	1,470,000	1,536,692
Globo Comunicacao e Participacoes SA
Series Reg S
5.50%, due 1/14/32	850,000	825,336
	Principal Amount	Value

Media (continued)
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	$ 3,225,000	$ 3,174,333
Paramount Global
4.95%, due 1/15/31	2,675,000	2,623,055
		10,966,334
Mining 1.3%
Compass Minerals International, Inc. (a)
6.75%, due 12/1/27	2,124,000	2,134,854
8.00%, due 7/1/30	1,230,000	1,280,089
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	2,950,000	3,011,038
Series Reg S
6.20%, due 4/14/52	1,745,000	1,808,253
Navoi Mining & Metallurgical Combinat (a)
6.70%, due 10/17/28	500,000	519,929
6.75%, due 5/14/30	400,000	421,391
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,075,000	1,123,375
Vedanta Resources Finance II plc
9.125%, due 10/15/32 (a)	535,000	530,227
10.875%, due 9/17/29 (a)	1,600,000	1,674,683
Series Reg S
10.875%, due 9/17/29	1,390,000	1,454,881
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	2,210,000	2,191,299
Series Reg S
9.375%, due 2/14/31	1,245,000	1,234,465
Series Reg S
9.50%, due 10/6/28	500,000	500,654
		17,885,138
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
6.208% (3 Month SOFR + 1.997%), due 2/15/42 (a)(c)	2,140,000	1,926,126
Oil & Gas 2.7%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	2,715,000	2,626,562
Azule Energy Finance plc
8.125%, due 1/23/30 (a)	647,000	650,239
Series Reg S
8.125%, due 1/23/30	500,000	502,503
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
California Resources Corp.
8.25%, due 6/15/29 (a)(e)	$ 3,200,000	$ 3,328,838
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	2,135,000	2,116,510
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	2,500,000	2,654,102
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	1,655,000	1,628,106
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	3,680,000	3,611,213
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	2,382,000	2,444,892
Kosmos Energy Ltd.
Series Reg S
8.75%, due 10/1/31	3,080,000	2,069,915
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	2,130,000	2,055,968
Raizen Fuels Finance SA
Series Reg S
5.70%, due 1/17/35	239,000	190,885
Series Reg S
6.45%, due 3/5/34	635,000	540,544
Series Reg S
6.70%, due 2/25/37	200,000	167,076
6.95%, due 3/5/54 (a)	2,515,000	1,949,628
Series Reg S
6.95%, due 3/5/54	750,000	581,400
SEPLAT Energy plc
9.125%, due 3/21/30 (a)	1,550,000	1,581,000
SM Energy Co.
6.75%, due 8/1/29 (a)(e)	2,100,000	2,095,614
Transocean International Ltd.
8.75%, due 2/15/30 (a)	1,601,250	1,680,238
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	4,030,000	3,395,275
Valaris Ltd.
8.375%, due 4/30/30 (a)(e)	2,000,000	2,085,814
		37,956,322
Oil & Gas Services 0.1%
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42	1,908,220	2,081,889
	Principal Amount	Value

Packaging & Containers 0.4%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	$ 577,000	$ 577,056
Cascades, Inc.
6.75%, due 7/15/30 (a)(e)	3,000,000	3,068,790
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	2,500,000	2,508,495
		6,154,341
Pharmaceuticals 0.2%
Hikma Finance USA LLC
Series Reg S
5.125%, due 7/8/30 (e)	1,440,000	1,462,741
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	87,000	85,663
4.75%, due 5/9/27 (e)	1,420,000	1,419,762
		2,968,166
Pipelines 1.4%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,440,920
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,460,008
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,824,736
Delek Logistics Partners LP
7.125%, due 6/1/28 (a)	1,110,000	1,115,455
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (c)(f)	2,520,000	2,530,594
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,490,000	2,285,079
Greensaif Pipelines Bidco SARL
Series Reg S
6.103%, due 8/23/42	1,500,000	1,592,343
Hess Midstream Operations LP
6.50%, due 6/1/29 (a)	2,070,000	2,144,940
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	1,004,992
Western Midstream Operating LP
5.25%, due 2/1/50 (d)	1,800,000	1,551,995
		18,951,062
Real Estate 0.9%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	1,300,000	1,310,514

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Real Estate (continued)
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	$ 1,450,000	$ 1,457,372
InRetail Shopping Malls
5.65%, due 10/16/32 (a)(e)	3,100,000	3,123,064
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (c)(f)	3,200,000	3,309,101
Omniyat Sukuk 1 Ltd.
Series Reg S
8.375%, due 5/6/28	3,000,000	3,040,834
		12,240,885
Real Estate Investment Trusts 0.8%
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	1,600,000	1,676,293
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	2,565,000	2,562,708
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	3,172,000	3,146,836
6.00%, due 4/15/30	1,625,000	1,659,624
Trust Fibra Uno
8.25%, due 1/23/37 (a)	180,000	203,963
Series Reg S
8.25%, due 1/23/37	1,665,000	1,886,661
		11,136,085
Retail 1.3%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	2,290,000	2,426,369
AutoNation, Inc.
4.75%, due 6/1/30	1,116,000	1,119,548
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	2,485,000	2,554,175
El Puerto de Liverpool SAB de CV
6.658%, due 1/22/37 (a)	681,000	728,705
Series Reg S
6.658%, due 1/22/37	300,000	321,015
Macy's Retail Holdings LLC
7.375%, due 8/1/33 (a)(e)	3,400,000	3,582,791
Sally Holdings LLC
6.75%, due 3/1/32 (e)	1,285,000	1,336,962
Staples, Inc.
10.75%, due 9/1/29 (a)	1,480,000	1,434,237
	Principal Amount	Value

Retail (continued)
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	$ 3,070,000	$ 2,955,090
Victra Holdings LLC
8.75%, due 9/15/29 (a)	2,135,000	2,265,305
		18,724,197
Semiconductors 0.2%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	2,720,000	2,808,351
Software 0.3%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	1,720,000	1,732,982
8.25%, due 6/30/32	2,135,000	2,243,488
		3,976,470
Telecommunications 1.1%
AT&T, Inc.
3.50%, due 9/15/53	1,485,000	1,016,158
Axian Telecom Holding & Management plc
7.25%, due 7/11/30 (a)	1,860,000	1,879,836
Iliad Holding SAS
8.50%, due 4/15/31 (a)	2,135,000	2,291,423
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	1,150,000	1,124,125
Series Reg S
11.125%, due 12/31/32	1,450,000	1,394,175
Turkcell Iletisim Hizmetleri A/S
7.65%, due 1/24/32 (a)	443,000	464,138
Veon Midco BV
Series Reg S
3.375%, due 11/25/27	2,560,000	2,397,613
Windstream Services LLC (a)
7.50%, due 10/15/33	1,390,000	1,387,484
8.25%, due 10/1/31	2,705,000	2,762,200
		14,717,152
Transportation 0.3%
Danaos Corp.
6.875%, due 10/15/32 (a)	1,720,000	1,691,395
Yinson Bergenia Production BV
8.498%, due 1/31/45 (a)	1,950,000	2,047,614
		3,739,009
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Water 0.1%
Aegea Finance SARL (a)
7.625%, due 1/20/36	$ 1,120,000	$ 1,091,948
9.00%, due 1/20/31	345,000	364,509
		1,456,457
Total Corporate Bonds (Cost $434,481,633)		434,914,748
Foreign Government Bonds 5.2%
Angola 0.2%
Angola Government Bond
8.75%, due 4/14/32 (a)	3,075,000	2,882,729
Argentina 0.4%
Argentina Government Bond
1.00%, due 7/9/29	3,144,000	2,673,972
3.50%, due 7/9/41 (d)	2,268,000	1,473,066
4.125%, due 7/9/35 (d)	2,750,030	1,926,396
		6,073,434
Bahamas 0.2%
Bahamas Government Bond
8.25%, due 6/24/36 (a)	1,250,000	1,353,487
Series Reg S
8.25%, due 6/24/36	1,825,000	1,976,092
		3,329,579
Chile 0.4%
Corp. Nacional del Cobre de Chile
6.33%, due 1/13/35 (a)	1,600,000	1,707,040
6.44%, due 1/26/36 (a)	1,875,000	2,041,828
Series Reg S
6.44%, due 1/26/36	520,000	566,267
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,049,000	965,809
		5,280,944
Colombia 0.4%
Colombia Government Bond
7.75%, due 11/7/36	2,725,000	2,902,833
Ecopetrol SA
5.875%, due 5/28/45	1,730,000	1,327,226
6.875%, due 4/29/30	275,000	281,567
8.375%, due 1/19/36	910,000	943,038
		5,454,664
	Principal Amount	Value

Cote D'Ivoire 0.1%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	$ 1,440,000	$ 1,529,426
Dominican Republic 0.2%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	610,000	583,801
4.875%, due 9/23/32 (a)	2,160,000	2,067,228
		2,651,029
Ecuador 0.1%
Ecuador Government Bond
Series Reg S
6.90%, due 7/31/35 (d)	2,442,000	1,868,130
El Salvador 0.1%
El Salvador Government Bond
Series Reg S
8.25%, due 4/10/32 (e)	1,500,000	1,607,316
Israel 0.2%
Israel Government Bond
5.75%, due 3/12/54	2,805,000	2,744,729
Kenya 0.1%
Kenya Government Bond
8.80%, due 10/9/38 (a)	1,595,000	1,557,163
Mexico 0.5%
Mexico Government Bond
6.338%, due 5/4/53	2,000,000	1,984,500
Petroleos Mexicanos
7.69%, due 1/23/50 (e)	600,000	544,080
8.75%, due 6/2/29	675,000	728,394
10.00%, due 2/7/33	2,935,000	3,432,820
		6,689,794
Morocco 0.4%
OCP SA
6.10%, due 4/30/30 (a)	225,000	235,385
Series Reg S
6.75%, due 5/2/34	1,500,000	1,629,013
Series Reg S
6.875%, due 4/25/44	3,365,000	3,543,466
		5,407,864

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
Paraguay 0.1%
Paraguay Government Bond
Series Reg S
6.10%, due 8/11/44	$ 450,000	$ 466,884
6.10%, due 8/11/44 (a)	1,150,000	1,193,148
		1,660,032
Poland 0.2%
Poland Government Bond
5.125%, due 9/18/34	2,240,000	2,300,982
Romania 0.1%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	2,020,000	1,814,505
Saudi Arabia 0.3%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34	2,985,000	3,107,474
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	340,000	346,567
		3,454,041
Supranational 0.5%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29	1,600,000	1,633,663
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)(c)(f)	1,820,000	1,816,801
Series Reg S
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (c)(f)	550,000	549,033
African Export-Import Bank (The)
Series Reg S
3.994%, due 9/21/29	3,350,000	3,168,196
		7,167,693
Ukraine 0.2%
Ukraine Government Bond (d)
4.50%, due 2/1/29	735,525	505,744
Series Reg S
4.50%, due 2/1/29	2,798,325	1,924,119
		2,429,863
	Principal Amount	Value

United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34 (e)	$ 2,515,000	$ 2,676,212
Uzbekistan 0.3%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	1,915,000	2,060,955
Uzbekneftegaz JSC
8.75%, due 5/7/30 (a)	1,500,000	1,599,018
		3,659,973
Total Foreign Government Bonds (Cost $69,200,608)		72,240,102
Loan Assignments 2.5%
Automobile 0.1%
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.465% (1 Month SOFR + 2.50%), due 1/30/31 (c)	1,663,176	1,658,126
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.752% (3 Month SOFR + 1.75%), due 4/10/31 (c)	2,423,081	2,414,331
Chemicals, Plastics & Rubber 0.4%
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.315% (1 Month SOFR + 4.25%), due 4/2/29 (c)	2,726,500	2,269,811
Magnera Corp.
First Lien Term Loan
8.449% (3 Month SOFR + 4.25%), due 11/4/31 (c)	3,534,305	3,313,411
		5,583,222
Construction & Buildings 0.1%
Oldcastle BuildingEnvelope, Inc.
First Lien Term Loan B
8.252% (3 Month SOFR + 4.25%), due 4/30/29 (c)	2,124,051	1,905,956
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.065% (1 Month SOFR + 4.00%), due 11/2/27 (c)	$ 744,578	$ 728,756
Finance 0.5%
Arches Buyer, Inc.
First Lien New Term Loan
7.315% (1 Month SOFR + 3.25%), due 12/6/27 (c)	2,485,663	2,489,462
Champ Acquisition Corp.
First Lien Initial Term Loan
8.166% (6 Month SOFR + 4.00%), due 11/7/31 (c)	1,987,342	1,994,794
Fortress Intermediate 3, Inc.
First Lien Term Loan B
7.106% (1 Month SOFR + 3.00%), due 6/27/31 (c)	1,845,702	1,836,473
		6,320,729
Healthcare, Education & Childcare 0.1%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.965% (1 Month SOFR + 4.00%), due 4/23/31 (c)	1,826,165	1,813,839
High Tech Industries 0.1%
Ahead DB Holdings LLC
First Lien Term Loan B3
6.752% (3 Month SOFR + 2.75%), due 2/3/31 (c)	1,545,496	1,548,635
Media 0.4%
DIRECTV Financing LLC (c)
First Lien Closing Date Term Loan
9.102% (3 Month SOFR + 5.00%), due 8/2/27	350,811	350,762
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29	1,921,085	1,923,486
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.397% (1 Month SOFR + 3.25%), due 1/31/29 (c)	2,900,000	2,894,397
		5,168,645
	Principal Amount	Value

Personal Transportation 0.1%
First Student Bidco, Inc. (c)
First Lien Term Loan C
6.711% (1 Month SOFR + 2.50%), due 8/15/30	$ 398,937	$ 399,311
First Lien Eleventh Amendment Repricing Term Loan
6.711% (3 Month SOFR + 2.50%), due 8/15/30	1,301,063	1,302,364
		1,701,675
Services: Business 0.2%
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
7.308% (3 Month SOFR + 3.25%), due 9/13/32 (c)	1,100,000	1,104,584
Staples, Inc.
First Lien Closing Date Term Loan
10.046% (3 Month SOFR + 5.75%), due 8/23/29 (c)	2,129,622	1,989,866
		3,094,450
Software 0.2%
OPAL US LLC
First Lien Term Loan
6.683% (1 Year SOFR + 3.00%), due 4/28/32 (c)	2,500,000	2,504,700
Total Loan Assignments (Cost $34,927,228)		34,443,064
Mortgage-Backed Securities 25.7%
Agency (Collateralized Mortgage Obligations) 4.4%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (c)(i)	2,818,923	80,300
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (c)(i)	2,159,110	61,899
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,260,895	1,965,413
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	797,862	671,484
REMIC, Series 5363
(zero coupon), due 12/25/53	922,722	803,164
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	905,446	589,741
REMIC, Series 5514, Class SA
0.917% (SOFR 30A + 5.10%), due 3/25/55 (c)(i)	7,109,789	262,636

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5471, Class SK
1.167% (SOFR 30A + 5.35%), due 8/25/54 (c)(i)	$ 5,242,880	$ 221,453
REMIC, Series 5472, Class SB
1.167% (SOFR 30A + 5.35%), due 11/25/54 (c)(i)	16,612,497	703,207
REMIC, Series 5531, Class SD
1.717% (SOFR 30A + 5.90%), due 4/25/55 (c)(i)	8,522,440	536,275
REMIC, Series 4993, Class KS
1.753% (SOFR 30A + 5.936%), due 7/25/50 (c)(i)	4,163,661	596,046
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (i)	1,386,735	221,651
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (i)	890,314	142,826
REMIC, Series 5547, Class ES
2.817% (SOFR 30A + 7.00%), due 6/25/55 (c)(i)	3,885,073	288,101
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (i)	1,302,064	134,357
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (i)	3,010,117	522,260
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (i)	1,061,470	172,906
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (i)	1,490,841	240,209
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (i)	3,682,637	577,895
REMIC, Series 5160
3.00%, due 10/25/51 (i)	1,727,587	191,809
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (i)	3,456,439	596,517
REMIC, Series 5191
3.50%, due 9/25/50 (i)	1,859,988	336,443
REMIC, Series 5036
3.50%, due 11/25/50 (i)	2,263,527	476,387
REMIC, Series 5040
3.50%, due 11/25/50 (i)	1,150,581	212,300
FHLMC, Strips (i)
Series 311, Class S1
1.602% (SOFR 30A + 5.836%), due 8/15/43 (c)	3,725,754	406,401
Series 397, Class C61
5.50%, due 1/25/53	2,626,632	529,609
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA
REMIC, Series 2018-17, Class CS
(zero coupon) (SOFR 30A + 3.336%), due 3/25/48 (c)(i)	$ 37,358,470	$ 608,102
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,045,084	851,308
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,154,551	922,673
REMIC, Series 2025-44, Class SD
0.917% (SOFR 30A + 5.10%), due 6/25/55 (c)(i)	10,875,890	406,054
REMIC, Series 2024-82, Class DS
0.967% (SOFR 30A + 5.15%), due 11/25/54 (c)(i)	8,698,671	338,153
REMIC, Series 2022-10, Class SA
1.567% (SOFR 30A + 5.75%), due 2/25/52 (c)(i)	2,008,850	244,620
REMIC, Series 2024-48, Class SB
1.717% (SOFR 30A + 5.90%), due 7/25/54 (c)(i)	10,956,348	589,633
REMIC, Series 2016-57, Class SN
1.753% (SOFR 30A + 5.936%), due 6/25/46 (c)(i)	1,698,884	195,302
REMIC, Series 2019-32, Class SB
1.753% (SOFR 30A + 5.936%), due 6/25/49 (c)(i)	1,273,025	153,668
REMIC, Series 2020-23, Class PS
1.753% (SOFR 30A + 5.936%), due 2/25/50 (c)(i)	2,195,058	309,532
REMIC, Series 2016-19, Class SD
1.803% (SOFR 30A + 5.986%), due 4/25/46 (c)(i)	3,289,532	309,416
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (i)	1,666,814	268,003
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (i)	4,349,672	608,175
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (i)	597,561	71,759
REMIC, Series 2025-18, Class SM
2.917% (SOFR 30A + 7.10%), due 9/25/54 (c)(i)	3,215,030	248,511
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (i)	3,841,677	686,846
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (i)	4,578,606	978,535
FNMA, Strips (i)
Series 426, Class C32
1.50%, due 2/25/52	6,142,017	586,348
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA, Strips (i) (continued)
Series 440, Class C46
4.00%, due 10/25/53	$ 5,938,813	$ 1,254,736
Series 438, Class C34
6.00%, due 8/25/53	3,440,294	764,168
Series 2024-81
6.00%, due 7/25/54	3,751,049	804,242
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (c)(i)	3,158,198	36,194
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (c)(i)	4,191,532	58,274
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (c)(i)	6,495,451	60,441
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (c)(i)	6,229,076	62,373
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (c)(i)	4,054,064	143,516
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (c)(i)	7,764,633	134,858
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (c)(i)	5,318,254	11,385
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (c)(i)	3,449,023	77,552
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (c)(i)	6,607,499	97,253
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (c)(i)	3,309,195	48,706
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (c)(i)	16,692,672	228,239
REMIC, Series 2022-121, Class SG
(zero coupon) (SOFR 30A + 3.97%), due 7/20/52 (c)(i)	6,919,744	135,057
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,772,638	1,398,813
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2023-53
(zero coupon), due 4/20/53	$ 571,028	$ 473,920
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	777,030	660,364
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,231,045	1,689,600
REMIC, Series 2024-51, Class SX
1.016% (SOFR 30A + 5.20%), due 3/20/54 (c)(i)	16,763,247	724,197
REMIC, Series 2023-80, Class SA
1.066% (SOFR 30A + 5.25%), due 6/20/53 (c)(i)	6,412,018	298,644
REMIC, Series 2020-34, Class SC
1.904% (1 Month SOFR + 5.936%), due 3/20/50 (c)(i)	1,750,696	231,953
REMIC, Series 2020-96, Class CS
1.954% (1 Month SOFR + 5.986%), due 8/20/49 (c)(i)	7,560,645	968,697
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (i)	1,216,933	151,481
REMIC, Series 2020-188
2.00%, due 12/20/50 (i)	2,683,193	309,210
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (i)	5,204,700	582,985
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	387,864	322,088
REMIC, Series 2020-146, Class SA
2.154% (1 Month SOFR + 6.186%), due 10/20/50 (c)(i)	2,166,225	312,244
REMIC, Series 2020-167, Class SN
2.154% (1 Month SOFR + 6.186%), due 11/20/50 (c)(i)	1,184,955	178,271
REMIC, Series 2021-179, Class SA
2.154% (1 Month SOFR + 6.186%), due 11/20/50 (c)(i)	3,441,848	510,456
REMIC, Series 2020-189, Class NS
2.154% (1 Month SOFR + 6.186%), due 12/20/50 (c)(i)	3,807,279	574,038
REMIC, Series 2020-189, Class SU
2.154% (1 Month SOFR + 6.186%), due 12/20/50 (c)(i)	1,208,976	181,910
REMIC, Series 2021-46, Class TS
2.154% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	1,672,884	233,807
REMIC, Series 2021-57, Class SA
2.154% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	5,585,271	777,875

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-57, Class SD
2.154% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	$ 11,284,229	$ 1,592,280
REMIC, Series 2021-96, Class NS
2.154% (1 Month SOFR + 6.186%), due 6/20/51 (c)(i)	4,886,812	690,145
REMIC, Series 2021-96, Class SN
2.154% (1 Month SOFR + 6.186%), due 6/20/51 (c)(i)	2,992,842	400,950
REMIC, Series 2021-122, Class HS
2.154% (1 Month SOFR + 6.186%), due 7/20/51 (c)(i)	3,413,217	488,295
REMIC, Series 2021-135, Class GS
2.154% (1 Month SOFR + 6.186%), due 8/20/51 (c)(i)	5,792,267	813,231
REMIC, Series 2021-96, Class JS
2.204% (1 Month SOFR + 6.236%), due 6/20/51 (c)(i)	2,820,256	417,641
REMIC, Series 2023-86, Class SE
2.466% (SOFR 30A + 6.65%), due 9/20/50 (c)(i)	2,174,735	340,285
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (c)(i)	3,570,674	523,499
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (i)	1,050,234	161,238
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (i)	2,521,870	357,688
REMIC, Series 2021-188
2.50%, due 10/20/51 (i)	4,454,157	735,096
REMIC, Series 2023-60, Class ES
2.832% (SOFR 30A + 11.20%), due 4/20/53 (c)	1,255,189	1,140,089
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (i)	3,502,225	590,910
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (i)	2,118,341	359,515
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (i)	443,169	66,896
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (i)	1,445,728	251,992
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (i)	4,200,818	706,317
REMIC, Series 2022-207
3.00%, due 8/20/51 (i)	2,560,981	427,110
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (i)	$ 2,644,000	$ 451,453
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (i)	4,420,139	825,055
REMIC, Series 2023-66, Class MP
3.932% (SOFR 30A + 12.30%), due 5/20/53 (c)	1,649,601	1,561,733
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (i)	2,899,244	686,425
Multifamily Connecticut Avenue Securities Trust (a)(c)
Series 2024-01, Class M10
8.033% (SOFR 30A + 3.85%), due 7/25/54	660,000	685,659
Series 2025-01, Class B1
9.383% (SOFR 30A + 5.20%), due 5/25/55	5,305,000	5,487,291
Series 2019-01, Class B10
9.797% (SOFR 30A + 5.614%), due 10/25/49	3,400,000	3,447,679
Series 2024-01, Class B1
10.933% (SOFR 30A + 6.75%), due 7/25/54	700,000	768,615
Series 2020-01, Class CE
11.797% (SOFR 30A + 7.614%), due 3/25/50	2,090,000	2,161,112
Series 2019-01, Class CE
13.047% (SOFR 30A + 8.864%), due 10/25/49	1,500,000	1,532,695
		62,086,368
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.7%
Alen Mortgage Trust
Series 2021-ACEN, Class A
5.297% (1 Month SOFR + 1.264%), due 4/15/34 (a)(c)	3,210,000	3,065,550
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,420,000	2,660,897
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,695,000	2,275,810
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (j)	2,045,000	1,805,174
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	2,880,000	2,485,456
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.086%, due 10/10/51 (a)(k)	$ 1,370,000	$ 1,024,297
Series 2020-B17, Class C
3.371%, due 3/15/53 (j)	1,910,000	1,484,292
Series 2019-B14, Class C
3.777%, due 12/15/62 (k)	2,880,000	2,019,070
BF Mortgage Trust
Series 2019-NYT, Class F
7.33% (1 Month SOFR + 3.297%), due 12/15/35 (a)(c)	3,438,000	3,035,701
BX Commercial Mortgage Trust (a)
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (k)	1,845,000	1,705,634
Series 2024-BRBK, Class D
10.002% (1 Month SOFR + 5.971%), due 10/15/41 (c)	1,840,000	1,838,156
BX Trust (a)(c)
Series 2025-VLT7, Class A
5.732% (1 Month SOFR + 1.70%), due 7/15/44	2,735,000	2,745,214
Series 2025-VLT7, Class E
7.782% (1 Month SOFR + 3.75%), due 7/15/44	2,590,000	2,604,569
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.771%, due 11/10/46 (a)(k)	2,000,000	1,569,232
Cantor Commercial Real Estate Lending
Series 2019-CF3, Class C
3.593%, due 1/15/53 (k)	2,000,000	1,639,765
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,765,000	2,361,954
CFCRE Commercial Mortgage Trust (a)(k)
Series 2016-C3, Class D
3.052%, due 1/10/48	2,205,000	2,086,257
Series 2016-C4, Class D
4.847%, due 5/10/58	1,940,000	1,878,636
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.145%, due 3/10/51 (a)(k)	2,735,000	2,119,540
Series 2015-GC35, Class AS
4.072%, due 11/10/48 (j)	1,165,000	1,102,142
COMM Mortgage Trust
Series 2020-CX, Class D
2.683%, due 11/10/46 (a)(k)	2,805,000	2,228,832
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Commercial Mortgage Trust
Series 2014-CR20, Class D
3.222%, due 11/10/47 (a)	$ 2,070,000	$ 1,511,141
Series 2015-CR22, Class C
3.70%, due 3/10/48 (k)	973,000	910,261
Series 2016-DC2, Class D
3.924%, due 2/10/49 (a)(k)	4,160,000	4,003,251
Series 2018-HCLV, Class A
5.328% (1 Month SOFR + 1.296%), due 9/15/33 (a)(c)	2,510,000	2,309,200
CSMC OA LLC
Series 2014-USA, Class A2
3.953%, due 9/15/37 (a)	2,740,000	2,495,112
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.098%, due 5/10/44 (a)(k)	3,105,000	1,987,231
Durst Commercial Mortgage Trust
Series 2025-151, Class D
6.791%, due 8/10/42 (a)(k)	2,795,000	2,875,224
FHLMC MSCR Trust (a)(c)
Series 2021-MN3, Class M1
6.483% (SOFR 30A + 2.30%), due 11/25/51	969,622	971,120
REMIC, Series 2025-MN11, Class M2
6.833% (SOFR 30A + 2.65%), due 7/25/45	3,430,000	3,410,492
Series 2025-MN10, Class M2
7.158% (SOFR 30A + 2.85%), due 2/25/45	2,940,000	2,940,017
Series 2024-MN9, Class M2
7.437% (SOFR 30A + 3.25%), due 10/25/44	4,895,000	4,962,537
Series 2024-MN8, Class M2
8.433% (SOFR 30A + 4.25%), due 5/25/44	2,375,000	2,480,016
Series 2025-MN10, Class B1
9.258% (SOFR 30A + 4.95%), due 2/25/45	4,515,000	4,614,709
REMIC, Series 2024-MN9, Class B1
10.187% (SOFR 30A + 6.00%), due 10/25/44	3,525,000	3,728,012
GNMA (i)
REMIC, Series 2025-112
0.565%, due 3/16/66 (k)	14,681,012	747,920

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (i) (continued)
REMIC, Series 2023-194, Class CI
0.818%, due 10/16/65 (k)	$ 6,726,086	$ 424,650
REMIC, Series 2020-177
0.82%, due 6/16/62 (k)	5,165,626	309,274
REMIC, Series 2023-159, Class CI
0.954%, due 7/16/65 (j)	9,103,163	652,259
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (k)	4,555,422	329,459
REMIC, Series 2021-47
0.992%, due 3/16/61 (k)	10,212,332	687,626
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (k)	4,720,315	329,542
REMIC, Series 2023-172
1.331%, due 2/16/66 (k)	6,141,788	570,278
GS Mortgage Securities Corp. Trust
Series 2017-GPTX, Class A
2.856%, due 5/10/34 (a)	3,491,745	3,096,910
GS Mortgage Securities Trust
Series 2018-GS10, Class D
3.00%, due 7/10/51 (a)	3,600,000	2,480,315
Series 2015-GC30, Class D
3.384%, due 5/10/50	6,924,500	3,808,475
Series 2015-GC30, Class B
3.974%, due 5/10/50 (k)	1,122,009	1,067,030
Series 2014-GC22, Class B
4.391%, due 6/10/47 (j)	1,500,000	1,222,916
IRV Trust
Series 2025-200P, Class A
5.295%, due 3/14/47 (a)(k)	3,500,000	3,591,184
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	716,371	693,984
Series 2022-NLP, Class A
4.879% (1 Month SOFR + 0.847%), due 4/15/37 (c)	1,840,979	1,811,063
Series 2021-1440, Class A
5.447% (1 Month SOFR + 1.414%), due 3/15/36 (c)	3,890,000	3,585,924
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	520,000	399,319
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,575,000	1,150,792
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
JPMDB Commercial Mortgage Securities Trust (continued)
Series 2017-C5, Class B
4.009%, due 3/15/50 (j)	$ 2,870,000	$ 2,412,268
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.683%, due 3/10/50 (a)(k)	1,790,000	1,517,114
MFT Trust
Series 2020-ABC, Class B
3.477%, due 2/10/42 (a)(k)	1,875,000	1,470,984
Morgan Stanley Bank of America Merrill Lynch Trust (a)(k)
Series 2015-C22, Class D
3.97%, due 4/15/48	3,650,000	2,190,109
Series 2015-C23, Class D
4.156%, due 7/15/50	800,000	776,016
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, due 9/9/32 (a)	1,300,000	1,170,147
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.50%, due 1/15/37 (a)(k)	3,094,800	2,652,926
NCMF Trust
Series 2025-MFS, Class E
7.529%, due 6/10/33 (a)(k)	2,915,000	2,956,476
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	3,340,000	3,524,672
SKY Trust
Series 2025-LINE, Class D
9.966% (1 Month SOFR + 5.934%), due 4/15/42 (a)(c)	1,612,842	1,608,282
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.475% (1 Month SOFR + 1.443%), due 2/15/42 (a)(c)	1,930,000	1,917,937
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,205,000	978,701
Series 2019-C18, Class C
3.921%, due 12/15/52 (k)	1,621,000	1,391,264
Series 2018-C9, Class C
4.944%, due 3/15/51 (k)	3,115,000	2,153,527
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	2,525,000	2,138,489
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	717,500	589,114
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	$ 1,991,000	$ 1,540,666
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	3,085,000	2,622,900
Series 2017-C39, Class D
4.358%, due 9/15/50 (a)(k)	615,000	532,961
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(k)	1,655,000	1,490,116
Series 2016-NXS5, Class D
4.944%, due 1/15/59 (k)	2,855,000	2,363,216
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(k)	1,940,000	1,654,102
		149,545,408
Whole Loan (Collateralized Mortgage Obligations) 10.6%
Angel Oak Mortgage Trust
Series 2025-3, Class A1
5.42%, due 3/25/70 (a)(d)	1,646,174	1,654,135
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(d)	1,192,353	1,181,683
CIM Trust (a)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (i)(j)	42,413,428	519,335
Series 2025-NR1, Class A1
5.00%, due 6/25/64 (d)	1,409,136	1,387,804
Series 2019-INV1, Class B4
5.027%, due 2/25/49 (j)	2,596,977	2,545,599
Citigroup Mortgage Loan Trust (a)(j)
Series 2014-C, Class B3
4.25%, due 2/25/54	3,125,000	2,708,960
Series 2025-4, Class A2
5.50%, due 10/25/55	1,934,901	1,939,210
Connecticut Avenue Securities Trust (a)(c)
Series 2025-R01, Class 1M2
5.683% (SOFR 30A + 1.50%), due 1/25/45	4,500,000	4,501,390
Series 2021-R03, Class 1M2
5.833% (SOFR 30A + 1.65%), due 12/25/41	5,130,000	5,155,546
Series 2024-R05, Class 2M2
5.883% (SOFR 30A + 1.70%), due 7/25/44	2,750,000	2,760,320
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(c) (continued)
Series 2025-R01, Class 1B1
5.883% (SOFR 30A + 1.70%), due 1/25/45	$ 1,120,000	$ 1,116,163
Series 2024-R03, Class 2M2
6.133% (SOFR 30A + 1.95%), due 3/25/44	1,865,000	1,876,656
Series 2025-R02, Class 1B1
6.133% (SOFR 30A + 1.95%), due 2/25/45	1,460,000	1,463,664
Series 2024-R05, Class 2B1
6.183% (SOFR 30A + 2.00%), due 7/25/44	2,100,000	2,105,265
Series 2021-R03, Class 1B1
6.933% (SOFR 30A + 2.75%), due 12/25/41	870,000	886,445
Series 2023-R05, Class 1M2
7.283% (SOFR 30A + 3.10%), due 6/25/43	2,500,000	2,603,999
Series 2023-R07, Class 2M2
7.433% (SOFR 30A + 3.25%), due 9/25/43	2,780,000	2,877,393
Series 2023-R03, Class 2M2
8.083% (SOFR 30A + 3.90%), due 4/25/43	6,161,732	6,507,082
Series 2021-R03, Class 1B2
9.683% (SOFR 30A + 5.50%), due 12/25/41	1,900,000	1,977,702
Series 2021-R01, Class 1B2
10.183% (SOFR 30A + 6.00%), due 10/25/41	1,691,214	1,757,814
Series 2022-R01, Class 1B2
10.183% (SOFR 30A + 6.00%), due 12/25/41	2,098,000	2,196,248
Series 2020-SBT1, Class 1B1
11.047% (SOFR 30A + 6.864%), due 2/25/40	5,260,000	5,553,981
Series 2022-R02, Class 2B2
11.833% (SOFR 30A + 7.65%), due 1/25/42	3,210,000	3,424,120
Series 2019-HRP1, Class B1
13.547% (SOFR 30A + 9.364%), due 11/25/39	4,610,319	4,926,743
FHLMC STACR REMIC Trust (a)(c)
Series 2025-DNA2, Class M1
5.383% (SOFR 30A + 1.20%), due 5/25/45	3,633,390	3,637,818

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(c) (continued)
Series 2025-DNA1, Class M2
5.533% (SOFR 30A + 1.35%), due 1/25/45	$ 3,230,000	$ 3,230,996
Series 2025-HQA1, Class M2
5.833% (SOFR 30A + 1.65%), due 2/25/45	2,185,000	2,189,120
Series 2023-DNA2, Class M1B
7.437% (SOFR 30A + 3.25%), due 4/25/43	595,000	622,139
Series 2021-DNA6, Class B1
7.583% (SOFR 30A + 3.40%), due 10/25/41	1,470,000	1,501,210
Series 2020-HQA1, Class B2
9.397% (SOFR 30A + 5.214%), due 1/25/50	2,940,000	3,287,508
Series 2022-HQA1, Class M2
9.433% (SOFR 30A + 5.25%), due 3/25/42	1,080,000	1,137,380
Series 2021-HQA3, Class B2
10.433% (SOFR 30A + 6.25%), due 9/25/41	3,311,667	3,432,831
Series 2021-HQA4, Class B2
11.183% (SOFR 30A + 7.00%), due 12/25/41	4,225,000	4,456,596
Series 2022-HQA1, Class B1
11.183% (SOFR 30A + 7.00%), due 3/25/42	2,500,000	2,688,399
Series 2022-DNA1, Class B2
11.283% (SOFR 30A + 7.10%), due 1/25/42	2,010,000	2,127,735
Series 2022-DNA2, Class B2
12.683% (SOFR 30A + 8.50%), due 2/25/42	1,300,000	1,405,141
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.157%, due 8/25/48 (a)(j)	4,847,642	3,769,249
FHLMC STACR Trust (a)(c)
REMIC, Series 2019-FTR3, Class B2
9.097% (SOFR 30A + 4.914%), due 9/25/47	3,913,000	4,206,781
REMIC, Series 2019-FTR1, Class B2
12.647% (SOFR 30A + 8.464%), due 1/25/48	1,790,000	2,124,093
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR Trust (a)(c) (continued)
REMIC, Series 2019-HQA2, Class B2
15.547% (SOFR 30A + 11.364%), due 4/25/49	$ 630,000	$ 755,775
GS Mortgage Backed Securities Trust
Series 2022-PJ3, Class A4
2.50%, due 8/25/52 (a)(j)	3,070,279	2,569,080
J.P. Morgan Mortgage Trust (a)(k)
Series 2021-11, Class AX1
0.219%, due 1/25/52 (i)	60,560,034	780,407
Series 2022-1, Class B3
3.085%, due 7/25/52	2,947,615	2,406,181
LOANDEPOT GMSR Master Trust
Series 2025-GT2, Class A
7.181% (1 Month SOFR + 3.15%), due 7/16/30 (a)(c)	3,280,000	3,290,509
MASTR Alternative Loan Trust
Series 2005-6, Class 1A2
5.50%, due 12/25/35	1,072,381	690,040
Mill City Mortgage Loan Trust (a)(j)
Series 2018-4, Class B4
3.073%, due 4/25/66	1,732,975	1,097,556
Series 2018-3, Class B2
3.25%, due 8/25/58	5,952,311	4,627,579
Series 2018-3, Class B4
3.596%, due 8/25/58	1,112,628	734,669
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1
4.25%, due 2/25/65 (a)(j)	3,700,000	3,618,382
New Residential Mortgage Loan Trust (a)(j)
Series 2020-RPL1, Class B3
3.834%, due 11/25/59	2,465,000	1,960,925
Series 2019-RPL3, Class B2
3.979%, due 7/25/59	3,145,000	2,725,980
Series 2019-RPL3, Class B5
3.979%, due 7/25/59	3,424,281	2,214,382
OBX Trust (a)
Series 2024-NQM16, Class A1
5.53%, due 10/25/64 (d)	1,917,193	1,927,047
Series 2025-J3, Class AF
5.683% (SOFR 30A + 1.50%), due 10/25/55 (c)	1,240,000	1,239,775
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(j)	4,011,925	3,364,532
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
STACR Trust
Series 2018-HRP1, Class B2
16.047% (SOFR 30A + 11.864%), due 5/25/43 (a)(c)	$ 4,210,082	$ 5,030,836
Towd Point Mortgage Trust (a)(j)
Series 2018-2, Class B5
3.40%, due 3/25/58	4,686,625	2,070,067
Series 2017-4, Class B5
3.648%, due 6/25/57	1,413,798	1,011,999
Series 2019-1, Class B2
3.787%, due 3/25/58	920,000	719,300
Verus Securitization Trust
Series 2023-INV2, Class B2
8.03%, due 8/25/68 (a)(k)	1,000,000	999,592
		147,278,866
Total Mortgage-Backed Securities (Cost $353,852,608)		358,910,642
U.S. Government & Federal Agencies 14.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.6%
UMBS Pool, 30 Year
5.00%, due 7/1/40	8,388,103	8,470,753
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.6%
UMBS, 30 Year
2.00%, due 3/1/52	11,053,015	9,011,586
5.00%, due 9/1/53	8,803,368	8,789,468
5.00%, due 12/1/54	8,692,547	8,651,027
5.50%, due 5/1/54	3,599,648	3,641,491
5.50%, due 2/1/55	5,705,073	5,764,676
		35,858,248
United States Treasury Bonds 0.8%
U.S. Treasury Bonds
4.75%, due 8/15/55	4,825,000	4,890,590
4.875%, due 8/15/45	6,475,000	6,669,250
		11,559,840
United States Treasury Notes 10.2%
U.S. Treasury Notes
3.50%, due 10/31/27	6,275,000	6,263,234
3.625%, due 10/31/30	15,450,000	15,393,269
	Principal Amount	Value

United States Treasury Notes (continued)
U.S. Treasury Notes (continued)
3.75%, due 10/31/32	$ 54,610,000	$ 54,149,228
4.25%, due 8/15/35	64,855,000	65,665,688
		141,471,419
Total U.S. Government & Federal Agencies (Cost $195,990,087)		197,360,260
Total Long-Term Bonds (Cost $1,305,921,506)		1,313,676,516

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	14	77
Tobacco 0.0% ‡
Turning Point Brands, Inc.	6,802	611,500
Total Common Stocks (Cost $0)		611,577
Short-Term Investments 6.9%
Affiliated Investment Company 0.9%
NYLI U.S. Government Liquidity Fund, 3.895% (l)	12,649,552	12,649,552
Unaffiliated Investment Companies 2.0%
Invesco Government & Agency Portfolio, 4.083% (l)(m)	26,014,585	26,014,585
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.10% (l)(m)	2,000,000	2,000,000
		28,014,585

	Principal Amount

U.S. Treasury Debt 4.0%
U.S. Treasury Bills (n)
3.727%, due 2/26/26	$ 14,020,000	13,852,545
3.736%, due 4/16/26	4,595,000	4,517,412
3.792%, due 1/29/26 (e)	10,720,000	10,623,378

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Short-Term Investments (continued)
U.S. Treasury Debt (continued)
U.S. Treasury Bills (n) (continued)
3.902%, due 12/26/25	$ 19,505,000	$ 19,392,719
3.994%, due 11/28/25	6,725,000	6,706,954
		55,093,008
Total Short-Term Investments (Cost $95,748,873)		95,757,145
Total Investments (Cost $1,401,670,379)	101.2%	1,410,045,238
Other Assets, Less Liabilities	(1.2)	(16,854,111)
Net Assets	100.0%	$ 1,393,191,127

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	Floating rate—Rate shown was the rate in effect as of October 31, 2025.
(d)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(e)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $28,749,053; the total market value of collateral held by the Fund was $29,570,087. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,555,502. The Fund received cash collateral with a value of $28,014,585. (See Note 2(K))
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of October 31, 2025.
(h)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(i)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(k)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of October 31, 2025.
(l)	Current yield as of October 31, 2025.
(m)	Represents a security purchased with cash collateral received for securities on loan.
(n)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 10,957	$ 585,308	$ (583,615)	$ —	$ —	$ 12,650	$ 593	$ —	12,650

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments October 31, 2025†^ (continued)
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	650	December 2025	$ 70,952,536	$ 70,987,110	$ 34,574
Short Contracts
Canada 5 Year Bonds	(743)	December 2025	(60,364,070)	(61,164,864)	(800,794)
Net Unrealized Depreciation					$ (766,220)

1.	As of October 31, 2025, cash in the amount of $1,559,801 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
MSCR—Multifamily Structured Credit Risk
REMIC—Real Estate Mortgage Investment Conduit
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USISDA—U.S. International Swaps and Derivatives Association
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Strategic Bond Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 215,807,700	$ —	$ 215,807,700
Corporate Bonds	—	434,914,748	—	434,914,748
Foreign Government Bonds	—	72,240,102	—	72,240,102
Loan Assignments	—	34,443,064	—	34,443,064
Mortgage-Backed Securities	—	358,910,642	—	358,910,642
U.S. Government & Federal Agencies	—	197,360,260	—	197,360,260
Total Long-Term Bonds	—	1,313,676,516	—	1,313,676,516
Common Stocks	611,577	—	—	611,577
Short-Term Investments
Affiliated Investment Company	12,649,552	—	—	12,649,552
Unaffiliated Investment Companies	28,014,585	—	—	28,014,585
U.S. Treasury Debt	—	55,093,008	—	55,093,008
Total Short-Term Investments	40,664,137	55,093,008	—	95,757,145
Total Investments in Securities	41,275,714	1,368,769,524	—	1,410,045,238
Other Financial Instruments
Futures Contracts (b)	34,574	—	—	34,574
Total Investments in Securities and Other Financial Instruments	$ 41,310,288	$ 1,368,769,524	$ —	$ 1,410,079,812
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (800,794)	$ —	$ —	$ (800,794)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $1,389,020,827) including securities on loan of $28,749,053	$1,397,395,686
Investment in affiliated investment companies, at value (identified cost $12,649,552)	12,649,552
Cash	140,163
Cash denominated in foreign currencies (identified cost $561)	598
Cash collateral on deposit at broker for futures contracts	1,559,801
Receivables:
Interest	10,471,532
Variation margin on futures contracts	8,817,785
Fund shares sold	2,929,807
Securities lending	15,586
Investment securities sold	10,949
Other assets	72,880
Total assets	1,434,064,339
Liabilities
Cash collateral received for securities on loan	28,014,585
Payables:
Investment securities purchased	8,735,196
Fund shares redeemed	2,631,100
Manager (See Note 3)	594,251
Transfer agent (See Note 3)	222,474
NYLIFE Distributors (See Note 3)	53,373
Custodian	11,573
Shareholder communication	2,868
Professional fees	1,705
Trustees	327
Accrued expenses	1,840
Distributions payable	603,920
Total liabilities	40,873,212
Net assets	$1,393,191,127
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$1,578,866
Additional paid-in-capital	1,575,805,723
1,577,384,589
Total distributable earnings (loss)	(184,193,462)
Net assets	$1,393,191,127
Class A
Net assets applicable to outstanding shares	$197,339,939
Shares of beneficial interest outstanding	22,390,025
Net asset value per share outstanding	$8.81
Maximum sales charge (4.50% of offering price)	0.42
Maximum offering price per share outstanding	$9.23
Investor Class
Net assets applicable to outstanding shares	$11,256,399
Shares of beneficial interest outstanding	1,263,551
Net asset value per share outstanding	$8.91
Maximum sales charge (4.00% of offering price)	0.37
Maximum offering price per share outstanding	$9.28
Class C
Net assets applicable to outstanding shares	$10,928,531
Shares of beneficial interest outstanding	1,248,266
Net asset value and offering price per share outstanding	$8.75
Class I
Net assets applicable to outstanding shares	$1,166,995,000
Shares of beneficial interest outstanding	132,231,402
Net asset value and offering price per share outstanding	$8.83
Class R6
Net assets applicable to outstanding shares	$6,671,258
Shares of beneficial interest outstanding	753,307
Net asset value and offering price per share outstanding	$8.86

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Strategic Bond Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$62,248,798
Dividends-affiliated	593,123
Securities lending, net	141,789
Dividends-unaffiliated	2,010
Total income	62,985,720
Expenses
Manager (See Note 3)	5,807,645
Transfer agent (See Note 3)	1,182,570
Distribution/Service—Class A (See Note 3)	496,506
Distribution/Service—Investor Class (See Note 3)	29,000
Distribution/Service—Class C (See Note 3)	99,012
Professional fees	146,619
Registration	124,067
Custodian	75,448
Shareholder communication	71,515
Trustees	25,839
Miscellaneous	39,054
Total expenses before waiver/reimbursement	8,097,275
Expense waiver/reimbursement from Manager (See Note 3)	(234,843)
Net expenses	7,862,432
Net investment income (loss)	55,123,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	2,028,645
Futures transactions	1,997,719
Foreign currency transactions	(430,008)
Foreign currency forward transactions	322,408
Net realized gain (loss)	3,918,764
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	16,142,187
Futures contracts	4,120,500
Foreign currency forward contracts	(515,688)
Translation of other assets and liabilities in foreign currencies	127,466
Net change in unrealized appreciation (depreciation)	19,874,465
Net realized and unrealized gain (loss)	23,793,229
Net increase (decrease) in net assets resulting from operations	$78,916,517
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$55,123,288	$37,563,816
Net realized gain (loss)	3,918,764	1,423,262
Net change in unrealized appreciation (depreciation)	19,874,465	49,815,682
Net increase (decrease) in net assets resulting from operations	78,916,517	88,802,760
Distributions to shareholders:
Class A	(10,453,481)	(9,205,555)
Investor Class	(576,314)	(608,257)
Class B(a)	—	(4,981)
Class C	(432,151)	(447,267)
Class I	(44,908,719)	(26,581,093)
Class R2(b)	—	(8,420)
Class R3(b)	—	(3,606)
Class R6	(315,060)	(241,839)
Total distributions to shareholders	(56,685,725)	(37,101,018)
Capital share transactions:
Net proceeds from sales of shares	840,466,405	245,824,338
Net asset value of shares issued to shareholders in reinvestment of distributions	50,750,666	33,315,445
Cost of shares redeemed	(319,750,252)	(215,085,416)
Increase (decrease) in net assets derived from capital share transactions	571,466,819	64,054,367
Net increase (decrease) in net assets	593,697,611	115,756,109
Net Assets
Beginning of year	799,493,516	683,737,407
End of year	$1,393,191,127	$799,493,516

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.64	$8.00	$7.94	$9.10	$8.80
Net investment income (loss) (a)	0.45	0.43	0.35	0.24	0.22
Net realized and unrealized gain (loss)	0.18	0.64	0.07	(1.19)	0.27
Total from investment operations	0.63	1.07	0.42	(0.95)	0.49
Less distributions:
From net investment income	(0.46)	(0.43)	(0.36)	(0.21)	(0.18)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.46)	(0.43)	(0.36)	(0.21)	(0.19)
Net asset value at end of year	$8.81	$8.64	$8.00	$7.94	$9.10
Total investment return (b)	7.49%	13.56%	5.30%	(10.51)%	5.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.19%	5.09%	4.32%	2.75%	2.43%
Net expenses (c)	0.98%	1.02%	1.04%	1.04%	1.07%(d)
Portfolio turnover rate	136%	131%	92%	86%	53%
Net assets at end of year (in 000’s)	$197,340	$195,353	$182,027	$178,508	$192,190

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.04%	0.03%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.72	$8.07	$8.01	$9.18	$8.88
Net investment income (loss) (a)	0.43	0.42	0.34	0.22	0.21
Net realized and unrealized gain (loss)	0.20	0.64	0.06	(1.19)	0.27
Total from investment operations	0.63	1.06	0.40	(0.97)	0.48
Less distributions:
From net investment income	(0.44)	(0.41)	(0.34)	(0.20)	(0.17)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.44)	(0.41)	(0.34)	(0.20)	(0.18)
Net asset value at end of year	$8.91	$8.72	$8.07	$8.01	$9.18
Total investment return (b)	7.39%	13.29%	5.03%	(10.65)%	5.41%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.95%	4.85%	4.11%	2.59%	2.30%
Net expenses (c)	1.22%	1.24%	1.25%	1.18%	1.20%(d)
Expenses (before waiver/reimbursement) (c)	1.24%	1.26%	1.26%	1.18%	1.20%
Portfolio turnover rate	136%	131%	92%	86%	53%
Net assets at end of year (in 000's)	$11,256	$12,030	$12,923	$13,795	$16,874

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.17%	0.03%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.58	$7.95	$7.89	$9.05	$8.75
Net investment income (loss) (a)	0.36	0.35	0.27	0.15	0.14
Net realized and unrealized gain (loss)	0.19	0.63	0.07	(1.17)	0.27
Total from investment operations	0.55	0.98	0.34	(1.02)	0.41
Less distributions:
From net investment income	(0.38)	(0.35)	(0.28)	(0.14)	(0.10)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.38)	(0.35)	(0.28)	(0.14)	(0.11)
Net asset value at end of year	$8.75	$8.58	$7.95	$7.89	$9.05
Total investment return (b)	6.62%	12.40%	4.33%	(11.38)%	4.69%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.20%	4.10%	3.34%	1.75%	1.55%
Net expenses (c)	1.97%	1.99%	2.00%	1.93%	1.95%(d)
Expenses (before waiver/reimbursement) (c)	1.99%	2.01%	2.01%	1.93%	1.95%
Portfolio turnover rate	136%	131%	92%	86%	53%
Net assets at end of year (in 000’s)	$10,929	$10,283	$12,334	$20,804	$46,537

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.92%	0.03%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.65	$8.01	$7.95	$9.11	$8.81
Net investment income (loss) (a)	0.48	0.46	0.38	0.27	0.25
Net realized and unrealized gain (loss)	0.18	0.64	0.07	(1.19)	0.27
Total from investment operations	0.66	1.10	0.45	(0.92)	0.52
Less distributions:
From net investment income	(0.48)	(0.46)	(0.39)	(0.24)	(0.21)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.48)	(0.46)	(0.39)	(0.24)	(0.22)
Net asset value at end of year	$8.83	$8.65	$8.01	$7.95	$9.11
Total investment return (b)	7.90%	13.90%	5.64%	(10.19)%	5.88%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.49%	5.41%	4.66%	3.09%	2.70%
Net expenses (c)	0.70%	0.70%	0.70%	0.70%	0.79%(d)
Expenses (before waiver/reimbursement) (c)	0.73%	0.76%	0.79%	0.79%	0.82%
Portfolio turnover rate	136%	131%	92%	86%	53%
Net assets at end of year (in 000’s)	$1,166,995	$577,013	$470,566	$433,814	$448,881

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	0.76%	0.03%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.68	$8.03	$7.97	$9.14	$8.84
Net investment income (loss) (a)	0.49	0.47	0.39	0.27	0.26
Net realized and unrealized gain (loss)	0.18	0.64	0.06	(1.19)	0.26
Total from investment operations	0.67	1.11	0.45	(0.92)	0.52
Less distributions:
From net investment income	(0.49)	(0.46)	(0.39)	(0.25)	(0.21)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.49)	(0.46)	(0.39)	(0.25)	(0.22)
Net asset value at end of year	$8.86	$8.68	$8.03	$7.97	$9.14
Total investment return (b)	7.96%	14.04%	5.68%	(10.23)%	5.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.56%	5.47%	4.76%	3.14%	2.83%
Net expenses (c)	0.62%	0.65%	0.65%	0.66%	0.69%(d)
Portfolio turnover rate	136%	131%	92%	86%	53%
Net assets at end of year (in 000’s)	$6,671	$4,814	$3,925	$1,349	$1,407

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	0.67%	0.02%
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Strategic Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 28, 1997
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	February 28, 2018
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee. This is in addition to any fees paid under a distribution plan, where applicable.
The Fund's investment objective is to seek total return by investing primarily in domestic and foreign debt securities.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures
("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which

36	NYLI MacKay Strategic Bond Fund

market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
37

Notes to Financial Statements (continued)
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable,

38	NYLI MacKay Strategic Bond Fund

may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the
39

Notes to Financial Statements (continued)
borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(J) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(K) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's

40	NYLI MacKay Strategic Bond Fund

collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2025, are shown in the Portfolio of Investments.
(M) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to the extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more
41

Notes to Financial Statements (continued)
difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(N) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(O) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(P) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. The Fund entered into interest rate and credit default swap contracts in order to obtain a desired return at a lower cost to the Fund, rather than directly investing in an instrument yielding that desired return or to hedge against credit and interest rate risk. The Fund also entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.

Fair value of derivative instruments as of October 31, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$34,574
Total Fair Value	$34,574

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(800,794)
Total Fair Value	$(800,794)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
42	NYLI MacKay Strategic Bond Fund

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$1,997,719	$1,997,719
Forward Transactions	322,408	—	322,408
Total Net Realized Gain (Loss)	$322,408	$1,997,719	$2,320,127

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$4,120,500	$4,120,500
Forward Contracts	(515,688)	—	(515,688)
Total Net Change in Unrealized Appreciation (Depreciation)	$(515,688)	$4,120,500	$3,604,812

Average Notional Amount	Total
Futures Contracts Long (a)	$171,542,982
Futures Contracts Short	$(135,639,929)
Forward Contracts Long (b)	$12,711,906
Forward Contracts Short (c)	$(21,744,213)

(a)	Positions were open for eleven months during the reporting period.
(b)	Positions were open for three months during the reporting period.
(c)	Positions were open for six months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $5 billion; and 0.475% in excess of $5 billion. During the year ended October 31, 2025, the effective management fee rate was 0.57% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets, and, for Class R6, do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $5,807,645 and waived and/or reimbursed in the amount of $234,843 and paid the Subadvisor in the amount of $2,786,401.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
43

Notes to Financial Statements (continued)
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $30,945 and $486, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $14,697 and $2,393, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$218,489	$—
Investor Class	42,638	(2,041)
Class C	36,286	(1,633)
Class I	884,934	—
Class R6	223	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$1,207,508	0.1%
Class R6	33,637	0.5
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,401,806,212	$24,054,697	$(15,815,671)	$8,239,026
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(191,306,104)	$(603,920)	$7,716,562	$(184,193,462)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contract.

44	NYLI MacKay Strategic Bond Fund

The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$243,607	$(243,607)
The reclassifications for the Fund are primarily due to distributions in excess of income.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $191,306,104, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$7,724	$183,582
The Fund utilized $8,776,695 of capital loss carryforwards during the year ended October 31, 2025.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$56,685,725	$37,101,018
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of U.S. government securities were $979,169 and $955,570, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $891,621 and $404,297, respectively.
45

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	5,934,967	$51,470,867
Shares issued to shareholders in reinvestment of distributions	1,115,359	9,706,821
Shares redeemed	(7,398,046)	(64,345,621)
Net increase (decrease) in shares outstanding before conversion	(347,720)	(3,167,933)
Shares converted into Class A (See Note 1)	137,875	1,202,218
Shares converted from Class A (See Note 1)	(18,873)	(162,611)
Net increase (decrease)	(228,718)	$(2,128,326)
Year ended October 31, 2024:
Shares sold	4,295,542	$37,047,005
Shares issued to shareholders in reinvestment of distributions	1,005,455	8,589,788
Shares redeemed	(5,665,556)	(47,882,571)
Net increase (decrease) in shares outstanding before conversion	(364,559)	(2,245,778)
Shares converted into Class A (See Note 1)	280,382	2,414,820
Shares converted from Class A (See Note 1)	(57,224)	(486,744)
Net increase (decrease)	(141,401)	$(317,702)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	49,752	$436,692
Shares issued to shareholders in reinvestment of distributions	64,550	567,599
Shares redeemed	(157,221)	(1,379,395)
Net increase (decrease) in shares outstanding before conversion	(42,919)	(375,104)
Shares converted into Investor Class (See Note 1)	19,200	168,599
Shares converted from Investor Class (See Note 1)	(91,628)	(807,363)
Net increase (decrease)	(115,347)	$(1,013,868)
Year ended October 31, 2024:
Shares sold	40,878	$354,177
Shares issued to shareholders in reinvestment of distributions	69,476	598,773
Shares redeemed	(183,677)	(1,577,725)
Net increase (decrease) in shares outstanding before conversion	(73,323)	(624,775)
Shares converted into Investor Class (See Note 1)	41,126	352,860
Shares converted from Investor Class (See Note 1)	(189,484)	(1,657,443)
Net increase (decrease)	(221,681)	$(1,929,358)

Class B(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	25	$208
Shares issued to shareholders in reinvestment of distributions	570	4,782
Shares redeemed	(8,871)	(74,611)
Net increase (decrease) in shares outstanding before conversion	(8,276)	(69,621)
Shares converted from Class B (See Note 1)	(59,220)	(496,462)
Net increase (decrease)	(67,496)	$(566,083)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	446,281	$3,872,133
Shares issued to shareholders in reinvestment of distributions	44,254	382,772
Shares redeemed	(397,233)	(3,421,623)
Net increase (decrease) in shares outstanding before conversion	93,302	833,282
Shares converted from Class C (See Note 1)	(43,095)	(372,728)
Net increase (decrease)	50,207	$460,554
Year ended October 31, 2024:
Shares sold	294,050	$2,511,344
Shares issued to shareholders in reinvestment of distributions	47,889	406,031
Shares redeemed	(635,796)	(5,366,223)
Net increase (decrease) in shares outstanding before conversion	(293,857)	(2,448,848)
Shares converted from Class C (See Note 1)	(59,440)	(504,588)
Net increase (decrease)	(353,297)	$(2,953,436)

46	NYLI MacKay Strategic Bond Fund

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	89,484,534	$781,733,514
Shares issued to shareholders in reinvestment of distributions	4,556,527	39,778,414
Shares redeemed	(28,538,521)	(249,119,286)
Net increase (decrease) in shares outstanding before conversion	65,502,540	572,392,642
Shares converted into Class I (See Note 1)	23,934	206,112
Shares converted from Class I (See Note 1)	(21,840)	(190,726)
Net increase (decrease)	65,504,634	$572,408,028
Year ended October 31, 2024:
Shares sold	23,722,193	$204,416,062
Shares issued to shareholders in reinvestment of distributions	2,741,913	23,462,314
Shares redeemed	(18,554,989)	(157,513,588)
Net increase (decrease) in shares outstanding before conversion	7,909,117	70,364,788
Shares converted into Class I (See Note 1)	60,765	517,522
Shares converted from Class I (See Note 1)	(15,073)	(129,937)
Net increase (decrease)	7,954,809	$70,752,373

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	189	$1,532
Shares issued to shareholders in reinvestment of distributions	998	8,420
Shares redeemed	(133,129)	(1,110,621)
Net increase (decrease)	(131,942)	$(1,100,669)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	517	$4,254
Shares issued to shareholders in reinvestment of distributions	428	3,606
Shares redeemed	(45,936)	(389,726)
Net increase (decrease) in shares outstanding before conversion	(44,991)	(381,866)
Shares converted from Class R3 (See Note 1)	(1,183)	(10,028)
Net increase (decrease)	(46,174)	$(391,894)

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	337,154	$2,953,199
Shares issued to shareholders in reinvestment of distributions	36,006	315,060
Shares redeemed	(169,664)	(1,484,327)
Net increase (decrease) in shares outstanding before conversion	203,496	1,783,932
Shares converted from Class R6 (See Note 1)	(5,065)	(43,501)
Net increase (decrease)	198,431	$1,740,431
Year ended October 31, 2024:
Shares sold	174,196	$1,489,756
Shares issued to shareholders in reinvestment of distributions	28,163	241,731
Shares redeemed	(136,211)	(1,170,351)
Net increase (decrease)	66,148	$561,136

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for
47

Notes to Financial Statements (continued)
possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
48	NYLI MacKay Strategic Bond Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Strategic Bond Fund (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, the transfer agent, agent banks, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
49

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2025, the Fund designated approximately $109 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
50	NYLI MacKay Strategic Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
51

NYLI WMC Enduring Capital Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 99.1%
Air Freight & Logistics 3.7%
Expeditors International of Washington, Inc.	154,894	$ 18,881,579
Banks 4.2%
M&T Bank Corp.	114,432	21,040,612
Beverages 2.1%
Brown-Forman Corp., Class B	382,746	10,422,174
Capital Markets 4.1%
Brookfield Asset Management Ltd., Class A (a)	107,843	5,829,993
Brookfield Corp.	322,088	14,832,152
		20,662,145
Chemicals 7.4%
Linde plc	48,388	20,240,701
Sherwin-Williams Co. (The)	50,613	17,458,448
		37,699,149
Commercial Services & Supplies 10.7%
Cintas Corp.	101,541	18,609,419
Copart, Inc. (b)	475,645	20,457,492
Waste Connections, Inc.	89,615	15,026,643
		54,093,554
Consumer Finance 3.5%
Credit Acceptance Corp. (b)	40,177	17,972,779
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp.	15,496	14,123,829
Containers & Packaging 1.7%
Ball Corp.	180,734	8,494,498
Electronic Equipment, Instruments & Components 8.0%
Amphenol Corp., Class A	201,501	28,077,149
CDW Corp.	79,013	12,592,302
		40,669,451
Financial Services 4.1%
Berkshire Hathaway, Inc., Class B (b)	43,149	20,605,373
Ground Transportation 2.9%
Old Dominion Freight Line, Inc.	105,710	14,843,798
	Shares	Value

Household Durables 5.5%
NVR, Inc. (b)	3,887	$ 28,028,457
Insurance 10.2%
Markel Group, Inc. (b)	13,546	26,746,983
Progressive Corp. (The)	121,029	24,931,974
		51,678,957
Life Sciences Tools & Services 2.5%
Danaher Corp.	58,177	12,530,162
Machinery 8.5%
Deere & Co.	24,905	11,496,895
IDEX Corp.	51,038	8,750,976
PACCAR, Inc.	229,406	22,573,550
		42,821,421
Software 7.2%
Constellation Software, Inc.	13,407	35,283,098
Lumine Group, Inc. (b)	50,048	1,195,400
		36,478,498
Specialized REITs 3.1%
American Tower Corp.	40,316	7,215,758
Public Storage	30,450	8,482,152
		15,697,910
Specialty Retail 4.1%
O'Reilly Automotive, Inc. (b)	218,449	20,630,324
Trading Companies & Distributors 2.8%
Watsco, Inc.	38,359	14,116,496
Total Common Stocks (Cost $351,913,378)		501,491,166

	Number of Warrants

Warrants 0.0% ‡
Software 0.0% ‡
Constellation Software, Inc.
Expires 3/31/40 (b)(c)(d)	16,496	—
Total Warrants (Cost $0)		—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value

Short-Term Investments 1.2%
Affiliated Investment Company 0.9%
NYLI U.S. Government Liquidity Fund, 3.895% (e)	4,642,436	$ 4,642,436
Unaffiliated Investment Company 0.3%
Invesco Government & Agency Portfolio, 4.083% (e)(f)	1,448,540	1,448,540
Total Short-Term Investments (Cost $6,090,976)		6,090,976
Total Investments (Cost $358,004,354)	100.3%	507,582,142
Other Assets, Less Liabilities	(0.3)	(1,547,172)
Net Assets	100.0%	$ 506,034,970

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $1,361,880. The Fund received cash collateral with a value of $1,448,540. (See Note 2(I))
(b)	Non-income producing security.
(c)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of October 31, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Enduring Capital Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 14,636	$ 108,249	$ (118,243)	$ —	$ —	$ 4,642	$ 298	$ —	4,642

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 501,491,166	$ —	$ —	$ 501,491,166
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	4,642,436	—	—	4,642,436
Unaffiliated Investment Company	1,448,540	—	—	1,448,540
Total Short-Term Investments	6,090,976	—	—	6,090,976
Total Investments in Securities	$ 507,582,142	$ —	$ —	$ 507,582,142

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $353,361,918) including securities on loan of $1,361,880	$502,939,706
Investment in affiliated investment companies, at value (identified cost $4,642,436)	4,642,436
Due from Affiliate	114,593
Receivables:
Dividends	99,176
Fund shares sold	34,253
Securities lending	1,224
Other assets	415,656
Total assets	508,247,044
Liabilities
Cash collateral received for securities on loan	1,448,540
Payables:
Fund shares redeemed	322,112
Manager (See Note 3)	240,504
Shareholder communication	72,276
NYLIFE Distributors (See Note 3)	57,158
Transfer agent (See Note 3)	52,231
Custodian	4,671
Professional fees	4,156
Trustees	772
Accrued expenses	9,654
Total liabilities	2,212,074
Net assets	$506,034,970
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$135,775
Additional paid-in-capital	337,904,270
338,040,045
Total distributable earnings (loss)	167,994,925
Net assets	$506,034,970
Class A
Net assets applicable to outstanding shares	$219,541,848
Shares of beneficial interest outstanding	5,904,273
Net asset value per share outstanding	$37.18
Maximum sales charge (5.50% of offering price)	2.16
Maximum offering price per share outstanding	$39.34
Investor Class
Net assets applicable to outstanding shares	$18,122,339
Shares of beneficial interest outstanding	488,367
Net asset value per share outstanding	$37.11
Maximum sales charge (5.00% of offering price)	1.95
Maximum offering price per share outstanding	$39.06
Class C
Net assets applicable to outstanding shares	$5,724,178
Shares of beneficial interest outstanding	179,404
Net asset value and offering price per share outstanding	$31.91
Class I
Net assets applicable to outstanding shares	$55,468,632
Shares of beneficial interest outstanding	1,479,450
Net asset value and offering price per share outstanding	$37.49
Class R6
Net assets applicable to outstanding shares	$207,177,973
Shares of beneficial interest outstanding	5,525,990
Net asset value and offering price per share outstanding	$37.49

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Enduring Capital Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $88,965)	$5,831,422
Dividends-affiliated	298,078
Securities lending, net	9,945
Total income	6,139,445
Expenses
Manager (See Note 3)	2,927,553
Distribution/Service—Class A (See Note 3)	616,120
Distribution/Service—Investor Class (See Note 3)	50,570
Distribution/Service—Class B (See Note 3)(a)	1,222
Distribution/Service—Class C (See Note 3)	87,645
Transfer agent (See Note 3)	314,361
Professional fees	94,979
Registration	93,361
Custodian	31,557
Trustees	13,658
Shareholder communication	1,919
Miscellaneous	30,396
Total expenses	4,263,341
Net investment income (loss)	1,876,104
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	24,001,687
Foreign currency transactions	(3,410)
Net realized gain (loss)	23,998,277
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(43,561,110)
Translation of other assets and liabilities in foreign currencies	(34)
Net change in unrealized appreciation (depreciation)	(43,561,144)
Net realized and unrealized gain (loss)	(19,562,867)
Net increase (decrease) in net assets resulting from operations	$(17,686,763)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,876,104	$2,591,759
Net realized gain (loss)	23,998,277	1,975,253
Net change in unrealized appreciation (depreciation)	(43,561,144)	133,082,577
Net increase (decrease) in net assets resulting from operations	(17,686,763)	137,649,589
Distributions to shareholders:
Class A	(642,048)	(1,462,773)
Investor Class	—	(108,996)
Class B(a)	—	(2,409)
Class C	—	(29,131)
Class I	(395,955)	(743,460)
Class R3(b)	—	(4,081)
Class R6	(1,032,457)	(1,656,975)
Total distributions to shareholders	(2,070,460)	(4,007,825)
Capital share transactions:
Net proceeds from sales of shares	71,174,148	51,646,267
Net asset value of shares issued to shareholders in reinvestment of distributions	2,043,117	3,958,991
Cost of shares redeemed	(94,867,155)	(111,112,021)
Increase (decrease) in net assets derived from capital share transactions	(21,649,890)	(55,506,763)
Net increase (decrease) in net assets	(41,407,113)	78,135,001
Net Assets
Beginning of year	547,442,083	469,307,082
End of year	$506,034,970	$547,442,083

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Enduring Capital Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$38.68	$29.86	$30.01	$36.76	$24.95
Net investment income (loss) (a)	0.09	0.13	0.11	0.06	0.06
Net realized and unrealized gain (loss)	(1.49)	8.91	0.92	(3.74)	11.99
Total from investment operations	(1.40)	9.04	1.03	(3.68)	12.05
Less distributions:
From net investment income	(0.10)	(0.22)	(0.08)	(0.04)	(0.24)
From net realized gain on investments	—	—	(1.10)	(3.03)	—
Total distributions	(0.10)	(0.22)	(1.18)	(3.07)	(0.24)
Net asset value at end of year	$37.18	$38.68	$29.86	$30.01	$36.76
Total investment return (b)	(3.67)%	30.40%	3.36%	(10.96)%	48.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.24%	0.37%	0.35%	0.18%	0.19%
Net expenses (c)	0.92%	0.93%	0.94%	0.94%	0.91%
Portfolio turnover rate	15%	7%	17%	2%	24%
Net assets at end of year (in 000’s)	$219,542	$250,460	$197,726	$196,218	$228,700

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$38.61	$29.80	$29.97	$36.73	$24.92
Net investment income (loss) (a)	(0.00)‡	0.07	0.04	0.01	(0.01)
Net realized and unrealized gain (loss)	(1.50)	8.89	0.91	(3.74)	11.98
Total from investment operations	(1.50)	8.96	0.95	(3.73)	11.97
Less distributions:
From net investment income	—	(0.15)	(0.02)	—	(0.16)
From net realized gain on investments	—	—	(1.10)	(3.03)	—
Total distributions	—	(0.15)	(1.12)	(3.03)	(0.16)
Net asset value at end of year	$37.11	$38.61	$29.80	$29.97	$36.73
Total investment return (b)	(3.91)%	30.15%	3.13%	(11.13)%	48.22%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.00)%‡‡	0.19%	0.13%	0.03%	(0.02)%
Net expenses (c)	1.16%	1.15%	1.17%	1.11%	1.19%
Portfolio turnover rate	15%	7%	17%	2%	24%
Net assets at end of year (in 000's)	$18,122	$20,839	$21,764	$22,977	$29,293

‡	Less than one cent per share.
‡‡	Less than one-tenth percent.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$33.44	$25.94	$26.39	$32.93	$22.38
Net investment income (loss) (a)	(0.24)	(0.16)	(0.16)	(0.21)	(0.24)
Net realized and unrealized gain (loss)	(1.29)	7.71	0.81	(3.30)	10.79
Total from investment operations	(1.53)	7.55	0.65	(3.51)	10.55
Less distributions:
From net investment income	—	(0.05)	—	—	—
From net realized gain on investments	—	—	(1.10)	(3.03)	—
Total distributions	—	(0.05)	(1.10)	(3.03)	—
Net asset value at end of year	$31.91	$33.44	$25.94	$26.39	$32.93
Total investment return (b)	(4.61)%	29.12%	2.39%	(11.80)%	47.14%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.69)%	(0.50)%	(0.60)%	(0.72)%	(0.80)%
Net expenses (d)	1.91%	1.90%	1.92%	1.86%	1.89%
Portfolio turnover rate	15%	7%	17%	2%	24%
Net assets at end of year (in 000’s)	$5,724	$12,031	$16,624	$23,500	$37,234

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$39.00	$30.09	$30.24	$36.99	$25.09
Net investment income (loss) (a)	0.21	0.24	0.19	0.15	0.16
Net realized and unrealized gain (loss)	(1.52)	8.97	0.92	(3.77)	12.03
Total from investment operations	(1.31)	9.21	1.11	(3.62)	12.19
Less distributions:
From net investment income	(0.20)	(0.30)	(0.16)	(0.10)	(0.29)
From net realized gain on investments	—	—	(1.10)	(3.03)	—
Total distributions	(0.20)	(0.30)	(1.26)	(3.13)	(0.29)
Net asset value at end of year	$37.49	$39.00	$30.09	$30.24	$36.99
Total investment return (b)	(3.44)%	30.76%	3.60%	(10.72)%	48.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.52%	0.65%	0.62%	0.45%	0.48%
Net expenses (c)	0.67%	0.68%	0.69%	0.69%	0.66%
Portfolio turnover rate	15%	7%	17%	2%	24%
Net assets at end of year (in 000’s)	$55,469	$80,225	$75,684	$73,935	$135,219

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Enduring Capital Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,				April 26, 2021^ through October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of period	$39.00	$30.10	$30.24	$37.00	$33.07
Net investment income (loss) (a)	0.21	0.25	0.22	0.16	0.14
Net realized and unrealized gain (loss)	(1.50)	8.98	0.92	(3.77)	3.79
Total from investment operations	(1.29)	9.23	1.14	(3.61)	3.93
Less distributions:
From net investment income	(0.22)	(0.33)	(0.18)	(0.12)	—
From net realized gain on investments	—	—	(1.10)	(3.03)	—
Total distributions	(0.22)	(0.33)	(1.28)	(3.15)	—
Net asset value at end of period	$37.49	$39.00	$30.10	$30.24	$37.00
Total investment return (b)	(3.38)%	30.83%	3.69%	(10.69)%	11.88%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.53%	0.69%	0.71%	0.50%	0.44%††
Net expenses (c)	0.60%	0.61%	0.61%	0.63%	0.60%††
Portfolio turnover rate	15%	7%	17%	2%	24%
Net assets at end of period (in 000’s)	$207,178	$183,301	$155,134	$196,860	$262,843

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI WMC Enduring Capital Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 1, 1998
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	December 28, 2004
Class R6	April 26, 2021
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

12	NYLI WMC Enduring Capital Fund

Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal
13

Notes to Financial Statements (continued)
conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns

14	NYLI WMC Enduring Capital Fund

for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any
15

Notes to Financial Statements (continued)
borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.55% up to $500 million; 0.525% from $500 million to $1 billion; and 0.50% on assets in excess of $1 billion. During the year ended October 31, 2025, the effective management fee rate was 0.55% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Class R6 fees and expenses do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $2,927,553 and paid the Subadvisor fees in the amount of $1,263,590.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New

16	NYLI WMC Enduring Capital Fund

York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $23,749 and $2,199, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $5,191 and $551, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$169,134	$—
Investor Class	62,944	—
Class B*	358	—
Class C	27,358	—
Class I	46,982	—
Class R6	7,585	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$49,665	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$359,121,932	$163,207,579	$(14,747,369)	$148,460,210
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$2,149,955	$17,384,794	$—	$148,460,176	$167,994,925
17

Notes to Financial Statements (continued)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(976,984)	$976,984
The reclassifications for the Fund are primarily due to treating a portion of the proceeds from redemptions as distributions for tax purposes.
The Fund utilized $5,424,356 of capital loss carryforwards during the year ended October 31, 2025.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$2,070,460	$4,007,825
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $80,575 and $92,215, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	376,572	$14,885,226
Shares issued to shareholders in reinvestment of distributions	15,111	616,517
Shares redeemed	(1,013,833)	(39,821,438)
Net increase (decrease) in shares outstanding before conversion	(622,150)	(24,319,695)
Shares converted into Class A (See Note 1)	53,032	2,089,780
Shares converted from Class A (See Note 1)	(984)	(38,888)
Net increase (decrease)	(570,102)	$(22,268,803)
Year ended October 31, 2024:
Shares sold	559,872	$20,078,066
Shares issued to shareholders in reinvestment of distributions	42,440	1,417,773
Shares redeemed	(936,814)	(33,938,884)
Net increase (decrease) in shares outstanding before conversion	(334,502)	(12,443,045)
Shares converted into Class A (See Note 1)	197,859	7,286,318
Shares converted from Class A (See Note 1)	(10,709)	(394,484)
Net increase (decrease)	(147,352)	$(5,551,211)

18	NYLI WMC Enduring Capital Fund

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	16,098	$634,910
Shares redeemed	(49,933)	(1,967,599)
Net increase (decrease) in shares outstanding before conversion	(33,835)	(1,332,689)
Shares converted into Investor Class (See Note 1)	9,631	385,465
Shares converted from Investor Class (See Note 1)	(27,227)	(1,064,499)
Net increase (decrease)	(51,431)	$(2,011,723)
Year ended October 31, 2024:
Shares sold	20,046	$715,341
Shares issued to shareholders in reinvestment of distributions	3,238	108,566
Shares redeemed	(65,596)	(2,371,808)
Net increase (decrease) in shares outstanding before conversion	(42,312)	(1,547,901)
Shares converted into Investor Class (See Note 1)	18,204	653,060
Shares converted from Investor Class (See Note 1)	(166,364)	(6,146,785)
Net increase (decrease)	(190,472)	$(7,041,626)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares redeemed	(361)	$(12,259)
Net increase (decrease) in shares outstanding before conversion	(361)	(12,259)
Shares converted from Class B (See Note 1)	(17,132)	(595,427)
Net increase (decrease)	(17,493)	$(607,686)
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	80	$2,409
Shares redeemed	(6,950)	(216,238)
Net increase (decrease) in shares outstanding before conversion	(6,870)	(213,829)
Shares converted from Class B (See Note 1)	(34,463)	(1,087,120)
Net increase (decrease)	(41,333)	$(1,300,949)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	3,842	$130,740
Shares redeemed	(160,306)	(5,432,015)
Net increase (decrease) in shares outstanding before conversion	(156,464)	(5,301,275)
Shares converted from Class C (See Note 1)	(23,892)	(815,319)
Net increase (decrease)	(180,356)	$(6,116,594)
Year ended October 31, 2024:
Shares sold	18,257	$559,590
Shares issued to shareholders in reinvestment of distributions	961	28,907
Shares redeemed	(282,926)	(8,954,061)
Net increase (decrease) in shares outstanding before conversion	(263,708)	(8,365,564)
Shares converted from Class C (See Note 1)	(17,492)	(547,468)
Net increase (decrease)	(281,200)	$(8,913,032)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	82,192	$3,288,912
Shares issued to shareholders in reinvestment of distributions	9,606	394,143
Shares redeemed	(670,517)	(26,195,832)
Net increase (decrease) in shares outstanding before conversion	(578,719)	(22,512,777)
Shares converted into Class I (See Note 1)	976	38,888
Net increase (decrease)	(577,743)	$(22,473,889)
Year ended October 31, 2024:
Shares sold	230,804	$8,146,703
Shares issued to shareholders in reinvestment of distributions	22,091	740,522
Shares redeemed	(720,048)	(26,053,845)
Net increase (decrease) in shares outstanding before conversion	(467,153)	(17,166,620)
Shares converted into Class I (See Note 1)	9,381	352,538
Net increase (decrease)	(457,772)	$(16,814,082)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,199	$72,175
Shares issued to shareholders in reinvestment of distributions	115	3,839
Shares redeemed	(27,601)	(989,709)
Net increase (decrease) in shares outstanding before conversion	(25,287)	(913,695)
Shares converted from Class R3 (See Note 1)	(3,438)	(116,059)
Net increase (decrease)	(28,725)	$(1,029,754)

19

Notes to Financial Statements (continued)
Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,337,947	$52,234,360
Shares issued to shareholders in reinvestment of distributions	25,176	1,032,457
Shares redeemed	(537,238)	(21,438,012)
Net increase (decrease)	825,885	$31,828,805
Year ended October 31, 2024:
Shares sold	575,618	$22,074,392
Shares issued to shareholders in reinvestment of distributions	49,496	1,656,975
Shares redeemed	(1,078,920)	(38,587,476)
Net increase (decrease)	(453,806)	$(14,856,109)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
20	NYLI WMC Enduring Capital Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI WMC Enduring Capital Fund (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
21

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2025, the Fund designated approximately $2,070,460 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 100.00% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
22	NYLI WMC Enduring Capital Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
23

NYLI Winslow Large Cap Growth Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 99.1%
Aerospace & Defense 3.2%
Axon Enterprise, Inc. (a)	225,580	$ 165,176,443
GE Aerospace	451,471	139,481,966
Howmet Aerospace, Inc.	753,912	155,268,176
		459,926,585
Automobiles 2.3%
Tesla, Inc. (a)	713,595	325,798,933
Biotechnology 1.1%
Vertex Pharmaceuticals, Inc. (a)	358,900	152,737,073
Broadline Retail 7.3%
Amazon.com, Inc. (a)	3,998,663	976,553,478
MercadoLibre, Inc. (a)	30,000	69,817,800
		1,046,371,278
Capital Markets 2.3%
Ares Management Corp.	1,006,700	149,706,357
Moody's Corp.	358,530	172,201,959
		321,908,316
Chemicals 1.0%
Ecolab, Inc.	531,450	136,263,780
Commercial Services & Supplies 1.1%
Cintas Corp.	869,800	159,408,246
Communications Equipment 1.5%
Arista Networks, Inc. (a)	1,381,380	217,829,812
Construction & Engineering 0.7%
Quanta Services, Inc.	223,700	100,470,381
Electrical Equipment 1.1%
Eaton Corp. plc	423,280	161,506,717
Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp., Class A	1,896,070	264,198,394
Entertainment 5.3%
Netflix, Inc. (a)	386,370	432,293,938
Spotify Technology SA (a)	487,721	319,613,326
		751,907,264
	Shares	Value

Financial Services 4.6%
Mastercard, Inc., Class A	532,188	$ 293,762,454
Visa, Inc., Class A	1,076,980	366,970,165
		660,732,619
Health Care Equipment & Supplies 3.9%
Intuitive Surgical, Inc. (a)	583,183	311,583,013
Stryker Corp.	688,228	245,174,343
		556,757,356
Hotels, Restaurants & Leisure 3.5%
DoorDash, Inc., Class A (a)	1,119,550	284,779,934
Hilton Worldwide Holdings, Inc.	867,997	223,040,509
		507,820,443
Interactive Media & Services 9.8%
Alphabet, Inc., Class C	2,751,330	775,379,819
Meta Platforms, Inc., Class A	978,234	634,238,014
		1,409,617,833
IT Services 4.3%
Shopify, Inc., Class A (a)	1,229,736	213,801,901
Snowflake, Inc., Class A (a)	1,470,660	404,255,021
		618,056,922
Pharmaceuticals 2.1%
Eli Lilly & Co.	350,321	302,277,978
Semiconductors & Semiconductor Equipment 17.5%
Advanced Micro Devices, Inc. (a)	1,012,510	259,324,061
Broadcom, Inc.	2,204,520	814,856,728
KLA Corp.	87,700	106,006,498
NVIDIA Corp.	6,589,079	1,334,222,607
		2,514,409,894
Software 18.9%
Cadence Design Systems, Inc. (a)	520,900	176,423,621
Intuit, Inc.	422,010	281,712,775
Microsoft Corp.	2,680,357	1,387,915,658
OpenAI, Class A (a)(b)(c)(d)	29,095	12,510,850
Oracle Corp.	1,450,032	380,792,904
Palantir Technologies, Inc., Class A (a)	707,200	141,772,384
ServiceNow, Inc. (a)	352,485	324,032,411
		2,705,160,603
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	3,091,384	835,817,492
Total Common Stocks (Cost $7,695,858,650)		14,208,977,919

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Preferred Stock 0.2%
Software 0.2%
Anthropic PBC Series F-1 (a)(b)(c)(d)	147,622	$ 20,809,919
Total Preferred Stock (Cost $20,809,919)		20,809,919
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 3.895% (e)(f)	89,496,297	89,496,297
Total Short-Term Investment (Cost $89,496,297)		89,496,297
Total Investments (Cost $7,806,164,866)	99.9%	14,319,284,135
Other Assets, Less Liabilities	0.1	18,340,411
Net Assets	100.0%	$ 14,337,624,546

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $33,320,769, which represented 0.2% of the Fund’s net assets. (Unaudited)
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Restricted security. (See Note 5)
(e)	As of October 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(f)	Current yield as of October 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 128,351	$ 3,955,008	$ (3,993,863)	$ —	$ —	$ 89,496	$ 4,060	$ —	89,496

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Winslow Large Cap Growth Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 14,196,467,069	$ —	$ 12,510,850	$ 14,208,977,919
Preferred Stock	—	—	20,809,919	20,809,919
Short-Term Investment
Affiliated Investment Company	89,496,297	—	—	89,496,297
Total Investments in Securities	$ 14,285,963,366	$ —	$ 33,320,769	$ 14,319,284,135

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $7,716,668,569)	$14,229,787,838
Investment in affiliated investment companies, at value (identified cost $89,496,297)	89,496,297
Cash	2,863,789
Receivables:
Investment securities sold	129,603,388
Fund shares sold	7,411,607
Dividends	949,205
Securities lending	75
Other assets	176,502
Total assets	14,460,288,701
Liabilities
Payables:
Investment securities purchased	100,355,510
Fund shares redeemed	13,149,107
Manager (See Note 3)	7,212,098
Transfer agent (See Note 3)	1,191,670
NYLIFE Distributors (See Note 3)	577,400
Professional fees	110,639
Shareholder communication	18,453
Custodian	18,370
Trustees	16,760
Accrued expenses	14,148
Total liabilities	122,664,155
Net assets	$14,337,624,546
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$10,532,320
Additional paid-in-capital	5,642,342,465
5,652,874,785
Total distributable earnings (loss)	8,684,749,761
Net assets	$14,337,624,546
Class A
Net assets applicable to outstanding shares	$1,964,435,972
Shares of beneficial interest outstanding	172,024,692
Net asset value per share outstanding	$11.42
Maximum sales charge (5.50% of offering price)	0.66
Maximum offering price per share outstanding	$12.08
Investor Class
Net assets applicable to outstanding shares	$59,043,061
Shares of beneficial interest outstanding	5,473,693
Net asset value per share outstanding	$10.79
Maximum sales charge (5.00% of offering price)	0.57
Maximum offering price per share outstanding	$11.36
Class C
Net assets applicable to outstanding shares	$40,702,663
Shares of beneficial interest outstanding	7,985,114
Net asset value and offering price per share outstanding	$5.10
Class I
Net assets applicable to outstanding shares	$7,678,645,989
Shares of beneficial interest outstanding	541,101,435
Net asset value and offering price per share outstanding	$14.19
Class R1
Net assets applicable to outstanding shares	$727,217,295
Shares of beneficial interest outstanding	55,154,603
Net asset value and offering price per share outstanding	$13.19
Class R2
Net assets applicable to outstanding shares	$143,649,516
Shares of beneficial interest outstanding	12,884,167
Net asset value and offering price per share outstanding	$11.15
Class R3
Net assets applicable to outstanding shares	$41,701,412
Shares of beneficial interest outstanding	4,506,122
Net asset value and offering price per share outstanding	$9.25
Class R6
Net assets applicable to outstanding shares	$3,680,741,438
Shares of beneficial interest outstanding	253,962,407
Net asset value and offering price per share outstanding	$14.49
SIMPLE Class
Net assets applicable to outstanding shares	$1,487,200
Shares of beneficial interest outstanding	139,800
Net asset value and offering price per share outstanding	$10.64

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Winslow Large Cap Growth Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $68,725)	$60,376,764
Dividends-affiliated	4,060,375
Securities lending, net	1,767
Total income	64,438,906
Expenses
Manager (See Note 3)	84,416,208
Transfer agent (See Note 3)	7,352,224
Distribution/Service—Class A (See Note 3)	4,349,547
Distribution/Service—Investor Class (See Note 3)	153,996
Distribution/Service—Class B (See Note 3)(a)	5,131
Distribution/Service—Class C (See Note 3)	396,504
Distribution/Service—Class R2 (See Note 3)	326,320
Distribution/Service—Class R3 (See Note 3)	207,505
Distribution/Service—SIMPLE Class (See Note 3)	5,411
Shareholder service (See Note 3)	1,144,160
Professional fees	908,807
Shareholder communication	506,851
Trustees	342,982
Registration	195,468
Custodian	137,414
Miscellaneous	481,574
Total expenses before waiver/reimbursement	100,930,102
Expense waiver/reimbursement from Manager (See Note 3)	(917,952)
Net expenses	100,012,150
Net investment income (loss)	(35,573,244)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	2,612,740,822
Net change in unrealized appreciation (depreciation) on unaffiliated investments	729,653,707
Net realized and unrealized gain (loss)	3,342,394,529
Net increase (decrease) in net assets resulting from operations	$3,306,821,285

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(35,573,244)	$(28,606,269)
Net realized gain (loss)	2,612,740,822	2,775,233,724
Net change in unrealized appreciation (depreciation)	729,653,707	2,437,625,222
Net increase (decrease) in net assets resulting from operations	3,306,821,285	5,184,252,677
Distributions to shareholders:
Class A	(313,430,183)	(130,082,500)
Investor Class	(13,319,810)	(7,244,475)
Class B(a)	(750,567)	(1,132,819)
Class C	(14,881,422)	(7,147,012)
Class I	(1,214,596,598)	(595,283,038)
Class R1	(190,704,011)	(86,798,156)
Class R2	(26,441,459)	(12,504,737)
Class R3	(10,325,583)	(4,536,383)
Class R6	(569,516,061)	(313,598,647)
SIMPLE Class	(156,740)	(46,846)
Total distributions to shareholders	(2,354,122,434)	(1,158,374,613)
Capital share transactions:
Net proceeds from sales of shares	2,486,021,676	1,903,650,014
Net asset value of shares issued to shareholders in reinvestment of distributions	2,150,592,623	1,075,112,596
Cost of shares redeemed	(5,496,612,172)	(4,688,500,477)
Increase (decrease) in net assets derived from capital share transactions	(859,997,873)	(1,709,737,867)
Net increase (decrease) in net assets	92,700,978	2,316,140,197
Net Assets
Beginning of year	14,244,923,568	11,928,783,371
End of year	$14,337,624,546	$14,244,923,568

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.00	$8.39	$8.03	$14.92	$11.08
Net investment income (loss) (a)	(0.05)	(0.04)	(0.03)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	2.62	3.60	1.44	(3.74)	4.55
Total from investment operations	2.57	3.56	1.41	(3.78)	4.48
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of year	$11.42	$11.00	$8.39	$8.03	$14.92
Total investment return (b)	26.41%	45.84%	19.57%	(31.71)%	42.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.48)%	(0.43)%	(0.39)%	(0.37)%	(0.53)%
Net expenses (c)	0.94%	0.94%	0.98%	0.96%	0.93%
Expenses (before waiver/reimbursement) (c)	0.95%	0.95%	0.98%(d)	0.96%(d)	0.94%
Portfolio turnover rate	84%	70%	81%	77%	66%
Net assets at end of year (in 000’s)	$1,964,436	$1,609,442	$1,153,265	$1,065,870	$1,745,833

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.51	$8.07	$7.78	$14.56	$10.84
Net investment income (loss) (a)	(0.06)	(0.06)	(0.05)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	2.49	3.45	1.39	(3.62)	4.44
Total from investment operations	2.43	3.39	1.34	(3.67)	4.36
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of year	$10.79	$10.51	$8.07	$7.78	$14.56
Total investment return (b)	26.29%	45.51%	19.26%	(31.75)%	41.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.63)%	(0.60)%	(0.59)%	(0.52)%	(0.67)%
Net expenses (c)	1.10%	1.13%	1.19%	1.11%	1.08%
Expenses (before waiver/reimbursement) (c)	1.11%	1.14%	1.19%(d)	1.11%(d)	1.09%
Portfolio turnover rate	84%	70%	81%	77%	66%
Net assets at end of year (in 000's)	$59,043	$65,173	$61,360	$64,065	$106,354

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$6.04	$5.02	$5.26	$10.93	$8.35
Net investment income (loss) (a)	(0.06)	(0.08)	(0.07)	(0.08)	(0.13)
Net realized and unrealized gain (loss)	1.27	2.05	0.88	(2.48)	3.35
Total from investment operations	1.21	1.97	0.81	(2.56)	3.22
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of year	$5.10	$6.04	$5.02	$5.26	$10.93
Total investment return (b)	25.27%	44.73%	18.24%	(32.29)%	40.77%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.38)%	(1.35)%	(1.34)%	(1.27)%	(1.42)%
Net expenses (c)	1.85%	1.88%	1.94%	1.86%	1.83%
Expenses (before waiver/reimbursement) (c)	1.86%	1.89%	1.94%(d)	1.86%(d)	1.84%
Portfolio turnover rate	84%	70%	81%	77%	66%
Net assets at end of year (in 000’s)	$40,703	$42,297	$38,923	$46,833	$90,377

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$13.16	$9.85	$9.24	$16.66	$12.28
Net investment income (loss) (a)	(0.03)	(0.02)	(0.01)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	3.21	4.28	1.68	(4.30)	5.06
Total from investment operations	3.18	4.26	1.67	(4.31)	5.02
Less distributions:
From net investment income	—	—	(0.01)	—	—
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Total distributions	(2.15)	(0.95)	(1.06)	(3.11)	(0.64)
Net asset value at end of year	$14.19	$13.16	$9.85	$9.24	$16.66
Total investment return (b)	26.75%	46.17%	19.89%	(31.55)%	42.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.23)%	(0.17)%	(0.14)%	(0.11)%	(0.28)%
Net expenses (c)	0.69%	0.69%	0.73%	0.71%	0.68%
Expenses (before waiver/reimbursement) (c)	0.70%	0.70%	0.73%(d)	0.71%(d)	0.69%
Portfolio turnover rate	84%	70%	81%	77%	66%
Net assets at end of year (in 000’s)	$7,678,646	$7,604,267	$6,217,494	$6,016,574	$8,434,291

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R1	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.38	$9.32	$8.80	$16.03	$11.85
Net investment income (loss) (a)	(0.04)	(0.03)	(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	3.00	4.04	1.59	(4.10)	4.87
Total from investment operations	2.96	4.01	1.57	(4.12)	4.82
Less distributions:
From net investment income	—	—	(0.00)‡	—	—
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Total distributions	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of year	$13.19	$12.38	$9.32	$8.80	$16.03
Total investment return (b)	26.66%	46.10%	19.73%	(31.62)%	42.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.32)%	(0.27)%	(0.25)%	(0.22)%	(0.38)%
Net expenses (c)	0.79%	0.79%	0.83%	0.81%	0.78%
Expenses (before waiver/reimbursement) (c)	0.80%	0.80%	0.83%(d)	0.81%(d)	0.79%
Portfolio turnover rate	84%	70%	81%	77%	66%
Net assets at end of year (in 000’s)	$727,217	$1,045,850	$850,155	$721,142	$1,207,903

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Class R2	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.79	$8.25	$7.93	$14.78	$10.99
Net investment income (loss) (a)	(0.06)	(0.05)	(0.04)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	2.57	3.54	1.41	(3.70)	4.51
Total from investment operations	2.51	3.49	1.37	(3.74)	4.43
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of year	$11.15	$10.79	$8.25	$7.93	$14.78
Total investment return (b)	26.36%	45.74%	19.29%	(31.74)%	42.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.58)%	(0.52)%	(0.49)%	(0.47)%	(0.63)%
Net expenses (c)	1.04%	1.04%	1.08%	1.06%	1.03%
Expenses (before waiver/reimbursement) (c)	1.05%	1.05%	1.08%(d)	1.06%(d)	1.04%
Portfolio turnover rate	84%	70%	81%	77%	66%
Net assets at end of year (in 000’s)	$143,650	$132,364	$111,520	$106,414	$188,790

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R3	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.31	$7.25	$7.10	$13.60	$10.19
Net investment income (loss) (a)	(0.07)	(0.07)	(0.05)	(0.06)	(0.10)
Net realized and unrealized gain (loss)	2.16	3.08	1.25	(3.33)	4.15
Total from investment operations	2.09	3.01	1.20	(3.39)	4.05
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of year	$9.25	$9.31	$7.25	$7.10	$13.60
Total investment return (b)	26.09%	45.40%	19.11%	(31.98)%	41.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.83)%	(0.78)%	(0.73)%	(0.72)%	(0.88)%
Net expenses (c)	1.29%	1.29%	1.33%	1.31%	1.28%
Expenses (before waiver/reimbursement) (c)	1.30%	1.30%	1.33%(d)	1.31%(d)	1.29%
Portfolio turnover rate	84%	70%	81%	77%	66%
Net assets at end of year (in 000’s)	$41,701	$45,092	$34,337	$38,027	$63,195

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$13.39	$10.00	$9.37	$16.84	$12.39
Net investment income (loss) (a)	(0.02)	(0.01)	(0.01)	(0.00)‡	(0.03)
Net realized and unrealized gain (loss)	3.27	4.35	1.71	(4.36)	5.12
Total from investment operations	3.25	4.34	1.70	(4.36)	5.09
Less distributions:
From net investment income	—	—	(0.02)	—	—
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Total distributions	(2.15)	(0.95)	(1.07)	(3.11)	(0.64)
Net asset value at end of year	$14.49	$13.39	$10.00	$9.37	$16.84
Total investment return (b)	26.83%	46.29%	19.95%	(31.50)%	42.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.16)%	(0.10)%	(0.05)%	(0.04)%	(0.22)%
Net expenses (c)	0.63%	0.62%	0.64%	0.63%	0.62%
Expenses (before waiver/reimbursement) (c)	0.64%	0.63%	0.64%(d)	0.64%(d)	0.63%
Portfolio turnover rate	84%	70%	81%	77%	66%
Net assets at end of year (in 000’s)	$3,680,741	$3,697,455	$3,455,134	$3,285,993	$4,782,798

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$10.40	$8.00	$7.72	$14.52	$10.84
Net investment income (loss) (a)	(0.07)	(0.07)	(0.05)	(0.07)	(0.12)
Net realized and unrealized gain (loss)	2.46	3.42	1.38	(3.62)	4.44
Total from investment operations	2.39	3.35	1.33	(3.69)	4.32
Less distributions:
From net realized gain on investments	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of year	$10.64	$10.40	$8.00	$7.72	$14.52
Total investment return (b)	26.16%	45.40%	19.28%	(32.02)%	41.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.73)%	(0.68)%	(0.68)%	(0.77)%	(0.96)%
Net expenses (c)	1.18%	1.19%	1.24%	1.37%	1.33%
Expenses (before waiver/reimbursement) (c)	1.19%	1.20%	1.24%(d)	1.38%(d)	1.34%
Portfolio turnover rate	84%	70%	81%	77%	66%
Net assets at end of year (in 000’s)	$1,487	$729	$358	$220	$71

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Winslow Large Cap Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 1, 1995
Investor Class	February 28, 2008
Class C	April 1, 2005
Class I	April 1, 2005
Class R1	April 1, 2005
Class R2	April 1, 2005
Class R3	April 28, 2006
Class R6	June 17, 2013
SIMPLE Class	August 31, 2020
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R1, Class R2, Class R3, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share trans-actions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class, Class R2, Class R3 and SIMPLE Class shares. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee. Class R1, Class R2 and Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R2 and Class R3 shares.
The Fund's investment objective is to seek long-term growth of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the

14	NYLI Winslow Large Cap Growth Fund

Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
15

Notes to Financial Statements (continued)
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned

16	NYLI Winslow Large Cap Growth Fund

using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Winslow Capital Management, LLC (“Winslow” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Winslow, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.75% up to $500 million; 0.725% from $500 million to $750 million; 0.71% from $750 million to $1 billion; 0.70% from $1 billion to $2 billion; 0.66% from $2 billion to $3 billion; 0.61% from $3 billion to $7 billion; 0.585% from $7 billion to $9 billion; 0.575% on assets over $9 billion; 0.55% from $11 billion to $13 billion; and 0.525% over $13 billion. During the year ended October 31, 2025, the effective management fee rate was
17

Notes to Financial Statements (continued)
0.61% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% of the Fund’s average daily net assets from $11 billion to $13 billion; and 0.525% of the Fund’s average daily net assets over $13 billion. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.88% of the Fund’s average daily net assets. New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
Additionally, New York Life Investments has agreed to further voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R1 shares do not exceed 0.95%. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $84,416,208 and waived fees and/or reimbursed expenses in the amount of $917,952 and paid the Subadvisor fees in the amount of $33,157,270.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2025, shareholder service fees incurred by the Fund were as follows:

Class R1	$972,131
Class R2	130,528
Class R3	41,501
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $252,723 and $10,216, respectively.

18	NYLI Winslow Large Cap Growth Fund

The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2025, of $35,973, $34 and $4,018, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$1,200,644	$—
Investor Class	140,925	—
Class B*	1,203	—
Class C	90,333	—
Class I	4,981,067	—
Class R1	676,689	—
Class R2	89,889	—
Class R3	28,648	—
Class R6	142,189	—
SIMPLE Class	637	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$48,204	3.2%
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$7,854,408,062	$6,511,042,311	$(46,166,238)	$6,464,876,073
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$390,906,909	$1,828,966,779	$—	$6,464,876,073	$8,684,749,761
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(385,576,917)	$385,576,917
The reclassifications for the Fund are primarily due to treating a portion of the proceeds from redemptions as distributions for tax purposes.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$403,541,969	$172,985,330
Long-Term Capital Gains	1,950,580,465	985,389,283
Total	$2,354,122,434	$1,158,374,613
19

Notes to Financial Statements (continued)
Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of October 31, 2025, restricted securities held by the Fund were as follows:
Security	Date(s) of Acquisition	Shares	Cost	10/31/25 Value	Percent of Net Assets
Anthropic PBC
Preferred Stock	8/29/2025	147,622	$ 20,809,919	$ 20,809,919	0.1%
OpenAI
Common Stock	10/3/2025	29,095	12,510,850	12,510,850	0.1%
Total			$ 33,320,769	$ 33,320,769	0.2%

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 7–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 9–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $11,507,080 and $14,800,905, respectively.

20	NYLI Winslow Large Cap Growth Fund

Note 10–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	24,396,652	$243,920,602
Shares issued to shareholders in reinvestment of distributions	29,523,238	291,984,827
Shares redeemed	(30,547,841)	(306,038,566)
Net increase (decrease) in shares outstanding before conversion	23,372,049	229,866,863
Shares converted into Class A (See Note 1)	2,340,496	23,528,148
Shares converted from Class A (See Note 1)	(56,321)	(580,623)
Net increase (decrease)	25,656,224	$252,814,388
Year ended October 31, 2024:
Shares sold	21,628,679	$216,052,095
Shares issued to shareholders in reinvestment of distributions	14,162,184	120,236,951
Shares redeemed	(29,434,602)	(297,875,694)
Net increase (decrease) in shares outstanding before conversion	6,356,261	38,413,352
Shares converted into Class A (See Note 1)	2,932,293	29,718,427
Shares converted from Class A (See Note 1)	(423,000)	(4,310,072)
Net increase (decrease)	8,865,554	$63,821,707

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	482,525	$4,487,339
Shares issued to shareholders in reinvestment of distributions	1,421,810	13,293,925
Shares redeemed	(794,139)	(7,565,727)
Net increase (decrease) in shares outstanding before conversion	1,110,196	10,215,537
Shares converted into Investor Class (See Note 1)	86,704	846,170
Shares converted from Investor Class (See Note 1)	(1,924,023)	(18,374,140)
Net increase (decrease)	(727,123)	$(7,312,433)
Year ended October 31, 2024:
Shares sold	475,626	$4,529,362
Shares issued to shareholders in reinvestment of distributions	889,705	7,233,401
Shares redeemed	(651,366)	(6,237,107)
Net increase (decrease) in shares outstanding before conversion	713,965	5,525,656
Shares converted into Investor Class (See Note 1)	169,022	1,622,571
Shares converted from Investor Class (See Note 1)	(2,288,140)	(22,258,975)
Net increase (decrease)	(1,405,153)	$(15,110,748)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares sold	3,598	$22,091
Shares issued to shareholders in reinvestment of distributions	167,142	748,796
Shares redeemed	(23,928)	(117,637)
Net increase (decrease) in shares outstanding before conversion	146,812	653,250
Shares converted from Class B (See Note 1)	(518,694)	(2,377,543)
Net increase (decrease)	(371,882)	$(1,724,293)
Year ended October 31, 2024:
Shares sold	30,018	$163,286
Shares issued to shareholders in reinvestment of distributions	236,119	1,116,844
Shares redeemed	(330,890)	(1,813,716)
Net increase (decrease) in shares outstanding before conversion	(64,753)	(533,586)
Shares converted from Class B (See Note 1)	(798,987)	(4,475,122)
Net increase (decrease)	(863,740)	$(5,008,708)

21

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,682,083	$7,716,455
Shares issued to shareholders in reinvestment of distributions	3,070,303	13,662,849
Shares redeemed	(3,266,938)	(14,864,364)
Net increase (decrease) in shares outstanding before conversion	1,485,448	6,514,940
Shares converted from Class C (See Note 1)	(508,862)	(2,187,592)
Net increase (decrease)	976,586	$4,327,348
Year ended October 31, 2024:
Shares sold	1,212,235	$6,719,915
Shares issued to shareholders in reinvestment of distributions	1,379,854	6,485,314
Shares redeemed	(2,923,309)	(16,233,380)
Net increase (decrease) in shares outstanding before conversion	(331,220)	(3,028,151)
Shares converted from Class C (See Note 1)	(406,358)	(2,257,707)
Net increase (decrease)	(737,578)	$(5,285,858)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	107,577,545	$1,360,689,184
Shares issued to shareholders in reinvestment of distributions	89,731,201	1,100,104,524
Shares redeemed	(233,991,012)	(2,935,237,778)
Net increase (decrease) in shares outstanding before conversion	(36,682,266)	(474,444,070)
Shares converted into Class I (See Note 1)	46,518	585,190
Shares converted from Class I (See Note 1)	(111,842)	(1,445,503)
Net increase (decrease)	(36,747,590)	$(475,304,383)
Year ended October 31, 2024:
Shares sold	77,999,551	$928,081,845
Shares issued to shareholders in reinvestment of distributions	53,790,718	545,437,884
Shares redeemed	(185,446,497)	(2,220,470,979)
Net increase (decrease) in shares outstanding before conversion	(53,656,228)	(746,951,250)
Shares converted into Class I (See Note 1)	365,700	4,444,866
Shares converted from Class I (See Note 1)	(198,107)	(2,366,458)
Net increase (decrease)	(53,488,635)	$(744,872,842)

Class R1	Shares	Amount
Year ended October 31, 2025:
Shares sold	17,775,968	$214,426,935
Shares issued to shareholders in reinvestment of distributions	16,728,422	190,704,011
Shares redeemed	(63,851,654)	(744,992,591)
Net increase (decrease) in shares outstanding before conversion	(29,347,264)	(339,861,645)
Shares converted into Class R1 (See Note 1)	1,744	20,403
Shares converted from Class R1 (See Note 1)	(1,088)	(14,510)
Net increase (decrease)	(29,346,608)	$(339,855,752)
Year ended October 31, 2024:
Shares sold	12,951,182	$146,080,292
Shares issued to shareholders in reinvestment of distributions	9,088,812	86,798,156
Shares redeemed	(28,948,582)	(328,432,191)
Net increase (decrease) in shares outstanding before conversion	(6,908,588)	(95,553,743)
Shares converted into Class R1 (See Note 1)	226,072	2,153,160
Shares converted from Class R1 (See Note 1)	(6,983)	(77,021)
Net increase (decrease)	(6,689,499)	$(93,477,604)

Class R2	Shares	Amount
Year ended October 31, 2025:
Shares sold	3,317,020	$33,149,735
Shares issued to shareholders in reinvestment of distributions	2,267,290	21,902,020
Shares redeemed	(4,966,126)	(45,911,612)
Net increase (decrease)	618,184	$9,140,143
Year ended October 31, 2024:
Shares sold	2,357,115	$22,221,696
Shares issued to shareholders in reinvestment of distributions	1,108,636	9,246,020
Shares redeemed	(4,460,285)	(44,715,985)
Net increase (decrease) in shares outstanding before conversion	(994,534)	(13,248,269)
Shares converted from Class R2 (See Note 1)	(250,589)	(2,104,945)
Net increase (decrease)	(1,245,123)	$(15,353,214)

22	NYLI Winslow Large Cap Growth Fund

Class R3	Shares	Amount
Year ended October 31, 2025:
Shares sold	926,058	$7,368,348
Shares issued to shareholders in reinvestment of distributions	1,247,645	10,031,065
Shares redeemed	(2,510,613)	(19,746,010)
Net increase (decrease)	(336,910)	$(2,346,597)
Year ended October 31, 2024:
Shares sold	983,731	$8,272,702
Shares issued to shareholders in reinvestment of distributions	618,158	4,456,920
Shares redeemed	(1,481,700)	(12,590,911)
Net increase (decrease) in shares outstanding before conversion	120,189	138,711
Shares converted from Class R3 (See Note 1)	(10,401)	(88,724)
Net increase (decrease)	109,788	$49,987

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	48,188,930	$613,555,259
Shares issued to shareholders in reinvestment of distributions	40,607,823	508,003,866
Shares redeemed	(110,952,997)	(1,421,913,328)
Net increase (decrease)	(22,156,244)	$(300,354,203)
Year ended October 31, 2024:
Shares sold	47,250,187	$571,157,117
Shares issued to shareholders in reinvestment of distributions	28,521,267	294,054,260
Shares redeemed	(145,164,961)	(1,759,926,937)
Net increase (decrease)	(69,393,507)	$(894,715,560)

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	76,886	$685,728
Shares issued to shareholders in reinvestment of distributions	16,982	156,740
Shares redeemed	(24,130)	(224,559)
Net increase (decrease)	69,738	$617,909
Year ended October 31, 2024:
Shares sold	39,728	$371,704
Shares issued to shareholders in reinvestment of distributions	5,820	46,846
Shares redeemed	(20,301)	(203,577)
Net increase (decrease)	25,247	$214,973

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 11–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Winslow Large Cap Growth Fund (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, underlying investees, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
24	NYLI Winslow Large Cap Growth Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $1,950,580,465 as long term capital gain distributions.
For the fiscal year ended October 31, 2025, the Fund designated approximately $59,764,539 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 13.21% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
25

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI MacKay Convertible Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Convertible Securities 94.9%
Convertible Bonds 85.7%
Aerospace & Defense 0.4%
AeroVironment, Inc.
(zero coupon), due 7/15/30	$ 4,835,000	$ 6,764,165
Automobile Components 1.0%
Patrick Industries, Inc.
1.75%, due 12/1/28	9,454,000	15,556,557
Automobiles 1.4%
Ford Motor Co.
(zero coupon), due 3/15/26	14,455,000	15,163,295
Rivian Automotive, Inc.
4.625%, due 3/15/29	7,336,000	7,248,885
		22,412,180
Beverages 0.6%
MGP Ingredients, Inc.
1.875%, due 11/15/41	9,940,000	9,566,698
Biotechnology 8.7%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,460,000	8,995,350
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27	19,573,000	18,680,471
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	14,242,000	14,993,266
Exact Sciences Corp.
2.00%, due 3/1/30 (a)	17,388,000	19,566,716
Halozyme Therapeutics, Inc.
0.25%, due 3/1/27	21,800,000	24,170,750
Ionis Pharmaceuticals, Inc.
1.75%, due 6/15/28	13,950,000	21,282,818
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	12,752,000	30,470,904
		138,160,275
Broadline Retail 1.0%
Etsy, Inc.
0.125%, due 10/1/26	15,617,000	15,951,985
Commercial Services & Supplies 1.8%
Tetra Tech, Inc.
2.25%, due 8/15/28 (b)	26,609,000	28,366,524
	Principal Amount	Value

Communications Equipment 1.4%
Lumentum Holdings, Inc.
0.50%, due 6/15/28 (b)	$ 13,970,000	$ 22,875,875
Construction & Engineering 0.8%
Fluor Corp.
1.125%, due 8/15/29	10,495,000	13,533,303
Consumer Finance 0.7%
Upstart Holdings, Inc.
1.00%, due 11/15/30 (a)	11,789,000	10,498,105
Consumer Staples Distribution & Retail 0.9%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	9,332,000	13,794,562
Electric Utilities 1.8%
PG&E Corp.
4.25%, due 12/1/27	24,558,000	25,267,726
Southern Co. (The)
3.25%, due 6/15/28 (a)	3,000,000	3,060,000
		28,327,726
Electrical Equipment 0.7%
Bloom Energy Corp.
(zero coupon), due 11/15/30 (a)	10,220,000	10,390,125
Electronic Equipment, Instruments & Components 4.6%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	18,209,000	29,112,549
Avnet, Inc.
1.75%, due 9/1/30 (a)	9,700,000	9,583,600
Mirion Technologies, Inc.
0.25%, due 6/1/30 (a)	9,743,000	14,066,456
OSI Systems, Inc.
2.25%, due 8/1/29	12,752,000	20,132,220
		72,894,825
Energy Equipment & Services 0.9%
Oil States International, Inc.
4.75%, due 4/1/26	13,836,000	13,836,000
Entertainment 2.0%
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	13,561,000	17,385,202

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Entertainment (continued)
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (a)	$ 13,975,000	$ 14,876,387
		32,261,589
Financial Services 3.0%
Affirm Holdings, Inc.
0.75%, due 12/15/29 (a)	11,397,000	12,399,936
Euronet Worldwide, Inc.
0.625%, due 10/1/30 (a)	7,250,000	6,597,500
Global Payments, Inc.
1.50%, due 3/1/31	11,829,000	10,699,330
Shift4 Payments, Inc.
0.50%, due 8/1/27	18,090,000	17,818,650
		47,515,416
Food Products 2.2%
Freshpet, Inc.
3.00%, due 4/1/28	9,309,000	10,146,810
Post Holdings, Inc.
2.50%, due 8/15/27	22,194,000	24,435,594
		34,582,404
Ground Transportation 1.6%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	17,288,000	25,214,548
Health Care Equipment & Supplies 7.7%
CONMED Corp.
2.25%, due 6/15/27	9,336,000	8,925,216
DexCom, Inc.
0.375%, due 5/15/28	15,040,000	13,652,560
Haemonetics Corp.
(zero coupon), due 3/1/26	1,912,000	1,890,586
Integer Holdings Corp.
1.875%, due 3/15/30 (a)	25,460,000	22,188,390
iRhythm Technologies, Inc.
1.50%, due 9/1/29	14,384,000	20,935,912
Lantheus Holdings, Inc.
2.625%, due 12/15/27	23,906,000	26,577,495
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (a)	23,436,000	28,287,252
		122,457,411
Health Care REITs 2.6%
Welltower OP LLC
3.125%, due 7/15/29 (a)	28,150,000	41,830,900
	Principal Amount	Value

Health Care Technology 0.4%
Teladoc Health, Inc.
1.25%, due 6/1/27	$ 7,157,000	$ 6,763,365
Hotels, Restaurants & Leisure 4.1%
Carnival Corp.
5.75%, due 12/1/27	8,804,000	19,619,714
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	9,010,028
DoorDash, Inc.
(zero coupon), due 5/15/30 (a)	12,055,000	13,338,857
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	2,862,919
NCL Corp. Ltd.
1.125%, due 2/15/27	20,225,000	20,346,350
		65,177,868
Household Durables 0.8%
Meritage Homes Corp.
1.75%, due 5/15/28	13,302,000	13,316,459
Household Products 0.4%
Spectrum Brands, Inc.
3.375%, due 6/1/29	7,412,000	6,917,249
Interactive Media & Services 0.8%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (a)	12,450,000	12,170,498
IT Services 3.3%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,800,000	16,203,600
Cloudflare, Inc.
(zero coupon), due 6/15/30 (a)	12,025,000	15,072,514
Snowflake, Inc.
(zero coupon), due 10/1/27	12,188,000	21,889,648
		53,165,762
Life Sciences Tools & Services 0.3%
Tempus AI, Inc.
0.75%, due 7/15/30 (a)	3,415,000	4,652,938
Machinery 0.6%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	9,366,374

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Convertible Fund

	Principal Amount	Value
Convertible Bonds (continued)
Media 1.5%
Liberty Broadband Corp.
3.125%, due 3/31/53 (a)	$ 9,263,000	$ 9,184,265
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	13,850,000	14,272,425
		23,456,690
Metals & Mining 0.6%
MP Materials Corp.
3.00%, due 3/1/30 (a)	3,271,000	9,906,224
Oil, Gas & Consumable Fuels 0.8%
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	12,935,000	12,582,521
Pharmaceuticals 1.3%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29	8,159,000	7,411,636
Jazz Investments I Ltd.
2.00%, due 6/15/26	12,247,000	13,174,710
		20,586,346
Professional Services 1.8%
Parsons Corp.
2.625%, due 3/1/29	12,747,000	14,576,194
Planet Labs PBC
0.50%, due 10/15/30 (a)	9,797,000	13,715,800
		28,291,994
Semiconductors & Semiconductor Equipment 4.8%
Impinj, Inc.
1.125%, due 5/15/27	4,665,000	8,709,555
MKS, Inc.
1.25%, due 6/1/30	15,811,000	19,012,727
Nova Ltd.
(zero coupon), due 9/15/30 (a)	9,006,000	11,550,958
ON Semiconductor Corp.
(zero coupon), due 5/1/27	19,255,000	22,335,800
Semtech Corp.
(zero coupon), due 10/15/30 (a)	6,119,000	6,219,964
Synaptics, Inc.
0.75%, due 12/1/31 (a)	7,650,000	7,715,025
		75,544,029
Software 13.1%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,570,000	3,548,580
	Principal Amount	Value

Software (continued)
BILL Holdings, Inc.
(zero coupon), due 4/1/30 (a)	$ 13,980,000	$ 12,414,240
CyberArk Software Ltd.
(zero coupon), due 6/15/30 (a)	9,288,000	10,853,028
Datadog, Inc.
(zero coupon), due 12/1/29 (a)(b)	16,717,000	17,770,171
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	11,245,684
Five9, Inc.
1.00%, due 3/15/29	5,835,000	5,236,913
Guidewire Software, Inc.
1.25%, due 11/1/29	11,315,000	13,368,672
Life360, Inc.
(zero coupon), due 6/1/30 (a)	8,200,000	11,482,050
Nebius Group NV
1.00%, due 9/15/30 (a)	7,292,000	9,311,884
Nutanix, Inc.
0.25%, due 10/1/27	16,097,000	21,569,980
Progress Software Corp.
3.50%, due 3/1/30 (b)	12,780,000	13,026,015
Q2 Holdings, Inc.
0.75%, due 6/1/26 (b)	12,470,000	12,388,945
Rapid7, Inc.
1.25%, due 3/15/29	6,025,000	5,452,023
Rubrik, Inc.
(zero coupon), due 6/15/30 (a)	7,215,000	7,009,372
Tyler Technologies, Inc.
0.25%, due 3/15/26	14,176,000	14,785,568
Unity Software, Inc.
(zero coupon), due 3/15/30 (a)(b)	10,909,000	14,222,609
Vertex, Inc.
0.75%, due 5/1/29	8,473,000	8,462,409
Workiva, Inc.
1.25%, due 8/15/28	7,850,000	7,797,012
Zscaler, Inc.
(zero coupon), due 7/15/28 (a)	8,460,000	8,747,640
		208,692,795
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27	9,505,000	13,620,665
Technology Hardware, Storage & Peripherals 4.4%
Seagate HDD Cayman
3.50%, due 6/1/28	13,575,000	42,521,991
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
3.00%, due 11/15/28	$ 6,875,000	$ 27,551,562
		70,073,553
Total Convertible Bonds (Cost $1,162,308,206)		1,361,076,503

	Shares

Convertible Preferred Stocks 9.2%
Aerospace & Defense 1.4%
Boeing Co. (The)
6.00%	346,200	22,406,064
Banks 1.9%
Bank of America Corp.
Series L
7.25% (c)	12,072	15,222,792
Wells Fargo & Co.
Series L
7.50% (c)	11,552	14,292,712
		29,515,504
Capital Markets 0.6%
Ares Management Corp.
Series B
6.75%	195,700	9,254,653
Electric Utilities 0.5%
NextEra Energy, Inc.
7.299%	162,500	8,536,125
Financial Services 1.2%
Apollo Global Management, Inc.
6.75%	289,050	18,886,527
Semiconductors & Semiconductor Equipment 0.9%
Microchip Technology, Inc.
7.50% (b)	235,175	13,616,633
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.
7.625%	240,100	16,225,958
	Shares	Value

Trading Companies & Distributors 1.7%
QXO, Inc.
5.50%	519,808	$ 26,536,198
Total Convertible Preferred Stocks (Cost $132,686,458)		144,977,662
Total Convertible Securities (Cost $1,294,994,664)		1,506,054,165
Short-Term Investments 6.3%
Affiliated Investment Company 5.4%
NYLI U.S. Government Liquidity Fund, 3.895% (d)(e)	85,131,412	85,131,412
Unaffiliated Investment Companies 0.9%
Dreyfus Treasury Obligations Cash Management Fund, 4.018% (e)(f)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, 4.083% (e)(f)	4,742,643	4,742,643
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.10% (e)(f)	5,000,000	5,000,000
		14,742,643
Total Short-Term Investments (Cost $99,874,055)		99,874,055
Total Investments (Cost $1,394,868,719)	101.2%	1,605,928,220
Other Assets, Less Liabilities	(1.2)	(18,319,044)
Net Assets	100.0%	$ 1,587,609,176

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $14,438,639. The Fund received cash collateral with a value of $14,742,643. (See Note 2(G))
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	As of October 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(e)	Current yield as of October 31, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Convertible Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 76,208	$ 505,261	$ (496,338)	$ —	$ —	$ 85,131	$ 3,481	$ —	85,131

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities
Convertible Securities
Convertible Bonds	$ —	$ 1,361,076,503	$ —	$ 1,361,076,503
Convertible Preferred Stocks	144,977,662	—	—	144,977,662
Total Convertible Securities	144,977,662	1,361,076,503	—	1,506,054,165
Short-Term Investments
Affiliated Investment Company	85,131,412	—	—	85,131,412
Unaffiliated Investment Companies	14,742,643	—	—	14,742,643
Total Short-Term Investments	99,874,055	—	—	99,874,055
Total Investments in Securities	$ 244,851,717	$ 1,361,076,503	$ —	$ 1,605,928,220
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $1,309,737,307) including securities on loan of $14,438,639	$1,520,796,808
Investment in affiliated investment companies, at value (identified cost $85,131,412)	85,131,412
Cash	23,520
Receivables:
Dividends and interest	5,455,621
Fund shares sold	3,509,704
Securities lending	7,382
Other assets	64,847
Total assets	1,614,989,294
Liabilities
Cash collateral received for securities on loan	14,742,643
Payables:
Investment securities purchased	10,261,135
Fund shares redeemed	1,193,890
Manager (See Note 3)	711,183
Transfer agent (See Note 3)	272,046
NYLIFE Distributors (See Note 3)	175,688
Professional fees	11,658
Custodian	8,447
Trustees	1,474
Shareholder communication	642
Accrued expenses	1,312
Total liabilities	27,380,118
Net assets	$1,587,609,176
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$755,221
Additional paid-in-capital	1,282,230,310
1,282,985,531
Total distributable earnings (loss)	304,623,645
Net assets	$1,587,609,176
Class A
Net assets applicable to outstanding shares	$701,179,617
Shares of beneficial interest outstanding	33,393,600
Net asset value per share outstanding	$21.00
Maximum sales charge (5.50% of offering price)	1.22
Maximum offering price per share outstanding	$22.22
Investor Class
Net assets applicable to outstanding shares	$36,368,545
Shares of beneficial interest outstanding	1,732,455
Net asset value per share outstanding	$20.99
Maximum sales charge (5.00% of offering price)	1.10
Maximum offering price per share outstanding	$22.09
Class C
Net assets applicable to outstanding shares	$23,328,899
Shares of beneficial interest outstanding	1,147,347
Net asset value and offering price per share outstanding	$20.33
Class I
Net assets applicable to outstanding shares	$826,732,115
Shares of beneficial interest outstanding	39,248,656
Net asset value and offering price per share outstanding	$21.06

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Convertible Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$22,292,413
Dividends-unaffiliated	8,033,869
Dividends-affiliated	3,480,940
Securities lending, net	154,391
Total income	33,961,613
Expenses
Manager (See Note 3)	8,498,270
Distribution/Service—Class A (See Note 3)	1,659,281
Distribution/Service—Investor Class (See Note 3)	94,857
Distribution/Service—Class B (See Note 3)(a)	2,138
Distribution/Service—Class C (See Note 3)	250,432
Transfer agent (See Note 3)	1,622,971
Professional fees	186,560
Registration	101,312
Shareholder communication	88,424
Custodian	42,099
Trustees	38,973
Miscellaneous	54,554
Total expenses before waiver/reimbursement	12,639,871
Expense waiver/reimbursement from Manager (See Note 3)	(547,677)
Net expenses	12,092,194
Net investment income (loss)	21,869,419
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	113,932,610
Net change in unrealized appreciation (depreciation) on unaffiliated investments	74,309,626
Net realized and unrealized gain (loss)	188,242,236
Net increase (decrease) in net assets resulting from operations	$210,111,655

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$21,869,419	$18,230,512
Net realized gain (loss)	113,932,610	80,328,248
Net change in unrealized appreciation (depreciation)	74,309,626	145,435,707
Net increase (decrease) in net assets resulting from operations	210,111,655	243,994,467
Distributions to shareholders:
Class A	(33,210,525)	(27,087,727)
Investor Class	(1,857,118)	(1,568,166)
Class B(a)	(25,439)	(83,826)
Class C	(1,131,505)	(1,021,182)
Class I	(43,757,368)	(35,581,743)
Total distributions to shareholders	(79,981,955)	(65,342,644)
Capital share transactions:
Net proceeds from sales of shares	230,534,448	282,697,150
Net asset value of shares issued to shareholders in reinvestment of distributions	73,885,908	61,142,556
Cost of shares redeemed	(397,743,191)	(491,720,355)
Increase (decrease) in net assets derived from capital share transactions	(93,322,835)	(147,880,649)
Net increase (decrease) in net assets	36,806,865	30,771,174
Net Assets
Beginning of year	1,550,802,311	1,520,031,137
End of year	$1,587,609,176	$1,550,802,311

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Convertible Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$19.30	$17.21	$18.22	$25.40	$20.90
Net investment income (loss) (a)	0.25	0.19	0.18	0.07	0.05
Net realized and unrealized gain (loss)	2.43	2.64	(0.45)	(2.50)	6.01
Total from investment operations	2.68	2.83	(0.27)	(2.43)	6.06
Less distributions:
From net investment income	(0.63)	(0.74)	(0.29)	(0.26)	(0.13)
From net realized gain on investments	(0.35)	—	(0.45)	(4.49)	(1.43)
Total distributions	(0.98)	(0.74)	(0.74)	(4.75)	(1.56)
Net asset value at end of year	$21.00	$19.30	$17.21	$18.22	$25.40
Total investment return (b)	14.40%	16.73%	(1.54)%	(11.12)%	30.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.27%	1.02%	1.03%	0.37%	0.19%
Net expenses (c)	0.93%	0.94%	0.94%	0.93%	0.91%
Portfolio turnover rate	40%	35%	33%	14%	49%
Net assets at end of year (in 000’s)	$701,180	$665,125	$643,975	$710,774	$891,433

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$19.29	$17.20	$18.21	$25.39	$20.90
Net investment income (loss) (a)	0.20	0.14	0.14	0.03	(0.00)‡
Net realized and unrealized gain (loss)	2.42	2.65	(0.45)	(2.50)	6.00
Total from investment operations	2.62	2.79	(0.31)	(2.47)	6.00
Less distributions:
From net investment income	(0.57)	(0.70)	(0.25)	(0.22)	(0.08)
From net realized gain on investments	(0.35)	—	(0.45)	(4.49)	(1.43)
Total distributions	(0.92)	(0.70)	(0.70)	(4.71)	(1.51)
Net asset value at end of year	$20.99	$19.29	$17.20	$18.21	$25.39
Total investment return (b)	14.12%	16.47%	(1.77)%	(11.31)%	29.77%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.03%	0.78%	0.79%	0.17%	(0.01)%
Net expenses (c)	1.16%	1.18%	1.18%	1.12%	1.12%
Portfolio turnover rate	40%	35%	33%	14%	49%
Net assets at end of year (in 000's)	$36,369	$39,483	$39,301	$43,581	$53,738

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$18.72	$16.72	$17.72	$24.92	$20.64
Net investment income (loss) (a)	0.05	0.01	0.01	(0.11)	(0.18)
Net realized and unrealized gain (loss)	2.34	2.57	(0.44)	(2.45)	5.93
Total from investment operations	2.39	2.58	(0.43)	(2.56)	5.75
Less distributions:
From net investment income	(0.43)	(0.58)	(0.12)	(0.15)	(0.04)
From net realized gain on investments	(0.35)	—	(0.45)	(4.49)	(1.43)
Total distributions	(0.78)	(0.58)	(0.57)	(4.64)	(1.47)
Net asset value at end of year	$20.33	$18.72	$16.72	$17.72	$24.92
Total investment return (b)	13.21%	15.65%	(2.51)%	(11.99)%	28.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.28%	0.03%	0.04%	(0.58)%	(0.77)%
Net expenses (c)	1.91%	1.93%	1.93%	1.87%	1.87%
Portfolio turnover rate	40%	35%	33%	14%	49%
Net assets at end of year (in 000’s)	$23,329	$27,836	$30,340	$38,837	$55,754

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$19.36	$17.26	$18.27	$25.46	$20.95
Net investment income (loss) (a)	0.31	0.25	0.24	0.13	0.12
Net realized and unrealized gain (loss)	2.43	2.65	(0.45)	(2.51)	6.02
Total from investment operations	2.74	2.90	(0.21)	(2.38)	6.14
Less distributions:
From net investment income	(0.69)	(0.80)	(0.35)	(0.32)	(0.20)
From net realized gain on investments	(0.35)	—	(0.45)	(4.49)	(1.43)
Total distributions	(1.04)	(0.80)	(0.80)	(4.81)	(1.63)
Net asset value at end of year	$21.06	$19.36	$17.26	$18.27	$25.46
Total investment return (b)	14.72%	17.12%	(1.20)%	(10.84)%	30.43%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.58%	1.35%	1.36%	0.69%	0.49%
Net expenses (c)	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (before waiver/reimbursement) (c)	0.68%	0.69%	0.69%	0.68%	0.66%
Portfolio turnover rate	40%	35%	33%	14%	49%
Net assets at end of year (in 000’s)	$826,732	$817,396	$803,539	$825,546	$991,630

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Convertible Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Convertible Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	November 28, 2008
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation together with current income.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

13

Notes to Financial Statements (continued)
Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal

14	NYLI MacKay Convertible Fund

market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain convertible preferred stocks may be valued utilizing evaluated prices based on market inputs obtained from the pricing vendor and are generally categorized as Level 2 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Premium associated with the conversion feature on a convertible bond is not amortized.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of
15

Notes to Financial Statements (continued)
such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.

16	NYLI MacKay Convertible Fund

Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; 0.49% from $2 billion to $5 billion; and 0.48% in excess of $5 billion. During the year ended October 31, 2025, the effective management fee rate was 0.55% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.61% of the Fund's average net assets. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $8,498,270 and waived fees and/or reimbursed expenses in the amount of $547,677 and paid the Subadvisor fees in the amount of $3,975,341.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $72,700 and $3,364, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $8,274 and $795, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$631,558	$—
Investor Class	125,147	—
Class B*	723	—
Class C	82,690	—
Class I	782,853	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed
17

Notes to Financial Statements (continued)
semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$5,455,793	0.7%
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,414,762,996	$219,347,791	$(28,182,567)	$191,165,224
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$41,675,393	$71,782,941	$—	$191,165,311	$304,623,645
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to 305(c) Convertible Bond Adjustment.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(13,715,782)	$13,715,782
The reclassifications for the Fund are primarily due to treating a portion of the proceeds from redemptions as distributions for tax purposes.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$56,202,664	$65,342,644
Long-Term Capital Gains	23,779,291	—
Total	$79,981,955	$65,342,644
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $589,444 and $744,582, respectively.

18	NYLI MacKay Convertible Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,349,915	$45,907,917
Shares issued to shareholders in reinvestment of distributions	1,688,341	32,329,839
Shares redeemed	(5,431,170)	(105,538,037)
Net increase (decrease) in shares outstanding before conversion	(1,392,914)	(27,300,281)
Shares converted into Class A (See Note 1)	381,531	7,497,522
Shares converted from Class A (See Note 1)	(51,020)	(993,559)
Net increase (decrease)	(1,062,403)	$(20,796,318)
Year ended October 31, 2024:
Shares sold	1,943,542	$35,820,219
Shares issued to shareholders in reinvestment of distributions	1,448,194	26,307,941
Shares redeemed	(6,669,177)	(122,639,974)
Net increase (decrease) in shares outstanding before conversion	(3,277,441)	(60,511,814)
Shares converted into Class A (See Note 1)	349,802	6,469,980
Shares converted from Class A (See Note 1)	(39,623)	(730,305)
Net increase (decrease)	(2,967,262)	$(54,772,139)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	41,907	$808,910
Shares issued to shareholders in reinvestment of distributions	96,696	1,849,268
Shares redeemed	(199,086)	(3,838,146)
Net increase (decrease) in shares outstanding before conversion	(60,483)	(1,179,968)
Shares converted into Investor Class (See Note 1)	20,640	395,986
Shares converted from Investor Class (See Note 1)	(274,001)	(5,402,563)
Net increase (decrease)	(313,844)	$(6,186,545)
Year ended October 31, 2024:
Shares sold	58,275	$1,069,822
Shares issued to shareholders in reinvestment of distributions	86,040	1,560,211
Shares redeemed	(219,646)	(4,048,360)
Net increase (decrease) in shares outstanding before conversion	(75,331)	(1,418,327)
Shares converted into Investor Class (See Note 1)	49,848	916,666
Shares converted from Investor Class (See Note 1)	(213,126)	(3,979,037)
Net increase (decrease)	(238,609)	$(4,480,698)

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	1,306	$24,193
Shares redeemed	(8,440)	(155,741)
Net increase (decrease) in shares outstanding before conversion	(7,134)	(131,548)
Shares converted from Class B (See Note 1)	(44,207)	(833,894)
Net increase (decrease)	(51,341)	$(965,442)
Year ended October 31, 2024:
Shares sold	757	$13,232
Shares issued to shareholders in reinvestment of distributions	4,584	80,524
Shares redeemed	(36,096)	(644,668)
Net increase (decrease) in shares outstanding before conversion	(30,755)	(550,912)
Shares converted from Class B (See Note 1)	(89,579)	(1,603,765)
Net increase (decrease)	(120,334)	$(2,154,677)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	79,939	$1,504,681
Shares issued to shareholders in reinvestment of distributions	60,131	1,113,142
Shares redeemed	(428,486)	(8,005,061)
Net increase (decrease) in shares outstanding before conversion	(288,416)	(5,387,238)
Shares converted from Class C (See Note 1)	(51,504)	(954,940)
Net increase (decrease)	(339,920)	$(6,342,178)
Year ended October 31, 2024:
Shares sold	182,249	$3,257,105
Shares issued to shareholders in reinvestment of distributions	56,774	995,384
Shares redeemed	(521,564)	(9,321,797)
Net increase (decrease) in shares outstanding before conversion	(282,541)	(5,069,308)
Shares converted from Class C (See Note 1)	(44,682)	(796,589)
Net increase (decrease)	(327,223)	$(5,865,897)

19

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	9,373,330	$182,312,940
Shares issued to shareholders in reinvestment of distributions	2,007,461	38,569,466
Shares redeemed	(14,364,466)	(280,206,206)
Net increase (decrease) in shares outstanding before conversion	(2,983,675)	(59,323,800)
Shares converted into Class I (See Note 1)	51,171	999,824
Shares converted from Class I (See Note 1)	(35,816)	(708,376)
Net increase (decrease)	(2,968,320)	$(59,032,352)
Year ended October 31, 2024:
Shares sold	13,199,592	$242,536,772
Shares issued to shareholders in reinvestment of distributions	1,764,439	32,198,496
Shares redeemed	(19,293,164)	(355,065,556)
Net increase (decrease) in shares outstanding before conversion	(4,329,133)	(80,330,288)
Shares converted into Class I (See Note 1)	41,363	764,094
Shares converted from Class I (See Note 1)	(58,017)	(1,041,044)
Net increase (decrease)	(4,345,787)	$(80,607,238)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

20	NYLI MacKay Convertible Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Convertible Fund (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
21

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $23,779,291 as long term capital gain distributions.
For the fiscal year ended October 31, 2025, the Fund designated approximately $32,577,227 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 10.35% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
22	NYLI MacKay Convertible Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
23

NYLI Money Market Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Short-Term Investments 100.0%
Commercial Paper 37.7%
Emerson Electric Co.
4.112%, due 12/11/25	$ 6,000,000	$ 5,972,867
4.13%, due 12/2/25	4,000,000	3,985,912
4.301%, due 12/4/25	10,000,000	9,961,133
John Deere Financial, Inc.
4.18%, due 11/17/25	11,635,000	11,613,555
4.294%, due 11/6/25	5,000,000	4,997,049
Kenvue, Inc.
4.133%, due 11/5/25	25,000,000	24,988,556
Linde, Inc.
3.937%, due 12/9/25	17,500,000	17,427,589
National Bank of Canada
4.41%, due 2/5/26	20,000,000	20,000,000
PACCAR Financial Corp.
4.104%, due 11/18/25	25,215,000	25,166,300
Schlumberger Investment SA
4.10%, due 12/11/25	15,000,000	14,932,167
4.131%, due 12/18/25	10,000,000	9,946,472
Total Finance USA, Inc.
4.101%, due 12/23/25	10,000,000	9,941,211
TotalEnergies Capital SA
4.137%, due 11/18/25	16,500,000	16,467,898
Toyota Motor Credit Corp.
4.055%, due 3/30/26	10,000,000	9,835,686
Walt Disney Co. (The)
4.20%, due 11/10/25	25,000,000	24,973,937
Total Commercial Paper (Cost $210,210,332)		210,210,332
Repurchase Agreements 31.7%
BMO Capital Markets 4.14%, dated 10/31/25 due 11/3/25 Proceeds at Maturity $20,000,068 (Collateralized by United States Treasury securities with rates between 3.625% and 3.875% and maturity dates between 08/15/2028 and 09/30/2032, with a Principal Amount of $20,323,400 and an aggregate Market Value, including accrued interest, of $20,400,070)	20,000,000	20,000,000
	Principal Amount	Value

Repurchase Agreements (continued)
BofA Securities, Inc.
4.14%, dated 10/31/25
due 11/3/25
Proceeds at Maturity $85,000,025
(Collateralized by United States Treasury securities with rates between 0.00% and 3.375% and maturity dates between 08/15/2032 and 02/15/2043, with a Principal Amount of $91,611,900 and an aggregate Market Value, including accrued interest, of $86,700,025)	$ 85,000,000	$ 85,000,000
RBC Capital Markets LLC 4.14%, dated 10/31/25 due 11/3/25 Proceeds at Maturity $16,702,835 (Collateralized by United States Treasury securities with rates between 1.25% and 4.00% and maturity dates between 12/31/2026 and 08/15/2034, with a Principal Amount of $17,074,800 and an aggregate Market Value, including accrued interest, of $17,036,891)	16,697,000	16,697,000
Scotia Capital (USA) Inc. 4.13%, dated 10/31/25 due 11/3/25 Proceeds at Maturity $35,000,053 (Collateralized by United States Treasury securities with rates between 0.00% and 6.25% and maturity dates between 04/02/2026 and 08/15/2054, with a Principal Amount of $33,877,300 and an aggregate Market Value, including accrued interest, of $35,700,054)	35,000,000	35,000,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Short-Term Investments (continued)
Repurchase Agreements (continued)
TD Securities, Inc.
4.14%, dated 10/31/25
due 11/3/25
Proceeds at Maturity $20,000,028
(Collateralized by United States Treasury security with a rate of 0.00% and maturity dates between 02/15/2026 and 08/15/2050, with a Principal Amount of $48,672,638 and an aggregate Market Value, including accrued interest, of $20,400,028)	$ 20,000,000	$ 20,000,000
Total Repurchase Agreements (Cost $176,697,000)		176,697,000
U.S. Treasury Debt 30.6%
U.S. Treasury Bills (a)
3.963%, due 12/4/25	126,926,000	126,467,056
	Principal Amount	Value

U.S. Treasury Debt (continued)
U.S. Treasury Bills (a) (continued)
3.988%, due 11/18/25	$ 2,704,000	$ 2,698,940
3.994%, due 11/25/25	10,000,000	9,973,533
4.038%, due 11/28/25	31,560,000	31,464,913
Total U.S. Treasury Debt (Cost $170,604,442)		170,604,442
Total Short-Term Investments (Cost $557,511,774)	100.0%	557,511,774
Other Assets, Less Liabilities	0.0‡	60,586
Net Assets	100.0%	$ 557,572,360

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Commercial Paper	$ —	$ 210,210,332	$ —	$ 210,210,332
Repurchase Agreements	—	176,697,000	—	176,697,000
U.S. Treasury Debt	—	170,604,442	—	170,604,442
Total Investments in Securities	$ —	$ 557,511,774	$ —	$ 557,511,774

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Money Market Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in securities, at value (amortized cost $380,814,774)	$380,814,774
Repurchase agreements, at value (amortized cost $176,697,000)	176,697,000
Cash	610
Receivables:
Fund shares sold	250,005
Interest	85,494
Other assets	49,718
Total assets	557,897,601
Liabilities
Payables:
Manager (See Note 3)	188,503
Transfer agent (See Note 3)	98,260
Professional fees	963
Trustees	955
Shareholder communication	829
Custodian	403
Accrued expenses	693
Dividends payable	34,635
Total liabilities	325,241
Net assets	$557,572,360
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$5,575,747
Additional paid-in-capital	551,960,658
557,536,405
Total distributable earnings (loss)	35,955
Net assets	$557,572,360
Class A
Net assets applicable to outstanding shares	$525,726,501
Shares of beneficial interest outstanding	525,719,729
Net asset value and offering price per share outstanding	$1.00
Investor Class
Net assets applicable to outstanding shares	$17,056,839
Shares of beneficial interest outstanding	17,066,254
Net asset value and offering price per share outstanding	$1.00
Class C
Net assets applicable to outstanding shares	$13,309,426
Shares of beneficial interest outstanding	13,309,116
Net asset value and offering price per share outstanding	$1.00
SIMPLE Class
Net assets applicable to outstanding shares	$1,479,594
Shares of beneficial interest outstanding	1,479,574
Net asset value and offering price per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$25,139,039
Expenses
Manager (See Note 3)	2,234,788
Transfer agent (See Note 3)	550,723
Professional fees	105,508
Registration	100,203
Custodian	35,144
Shareholder communication	23,629
Trustees	14,867
Miscellaneous	15,243
Total expenses before waiver/reimbursement	3,080,105
Expense waiver/reimbursement from Manager (See Note 3)	(53,229)
Net expenses	3,026,876
Net investment income (loss)	22,112,163
Realized Gain (Loss)
Net realized gain (loss) on investments	3,547
Net increase (decrease) in net assets resulting from operations	$22,115,710
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Money Market Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$22,112,163	$26,527,638
Net realized gain (loss)	3,547	4,893
Net increase (decrease) in net assets resulting from operations	22,115,710	26,532,531
Distributions to shareholders:
Class A	(20,690,922)	(24,078,443)
Investor Class	(630,225)	(736,933)
Class B(a)	(228,362)	(979,752)
Class C	(506,112)	(687,049)
SIMPLE Class	(56,543)	(45,462)
Total distributions to shareholders	(22,112,164)	(26,527,639)
Capital share transactions:
Net proceeds from sales of shares	397,400,222	423,577,085
Net asset value of shares issued to shareholders in reinvestment of distributions	21,568,033	25,936,920
Cost of shares redeemed	(421,667,595)	(430,803,217)
Increase (decrease) in net assets derived from capital share transactions	(2,699,340)	18,710,788
Net increase (decrease) in net assets	(2,695,794)	18,715,680
Net Assets
Beginning of year	560,268,154	541,552,474
End of year	$557,572,360	$560,268,154

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.04	0.05	0.04	0.01	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.04	0.05	0.04	0.01	0.00‡
Less distributions:
From net investment income	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)‡
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	3.99%	5.00%	4.42%	0.70%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.92%	4.88%	4.35%	0.75%	0.01%
Net expenses	0.52%	0.52%	0.52%	0.37%	0.12%
Expenses (before waiver/reimbursement)	0.52%	0.52%	0.52%	0.52%	0.54%
Net assets at end of year (in 000’s)	$525,727	$508,557	$487,114	$427,378	$354,743

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.04	0.05	0.04	0.01	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.04	0.05	0.04	0.01	0.00‡
Less distributions:
From net investment income	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)‡
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	3.70%	4.70%	4.13%	0.56%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.63%	4.61%	4.04%	0.53%	0.01%
Net expenses	0.80%	0.80%	0.80%	0.49%	0.12%
Expenses (before waiver/reimbursement)	0.95%	0.89%	0.87%	0.84%	0.96%
Net assets at end of year (in 000's)	$17,057	$14,946	$17,025	$19,327	$22,096

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Money Market Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.04	0.05	0.04	0.01	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.04	0.05	0.04	0.01	0.00‡
Less distributions:
From net investment income	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)‡
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	3.69%	4.70%	4.13%	0.56%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.64%	4.61%	4.02%	0.55%	0.01%
Net expenses	0.80%	0.80%	0.80%	0.52%	0.12%
Expenses (before waiver/reimbursement)	0.95%	0.89%	0.87%	0.84%	0.96%
Net assets at end of year (in 000’s)	$13,309	$14,912	$15,087	$18,464	$17,941

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions.

	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.04	0.05	0.04	0.01	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.04	0.05	0.04	0.01	0.00‡
Less distributions:
From net investment income	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)‡
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	4.04%	5.05%	4.33%	0.56%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.96%	4.90%	4.32%	0.58%	0.01%
Net expenses	0.47%	0.47%	0.59%	0.51%	0.12%
Expenses (before waiver/reimbursement)	0.47%	0.47%	0.59%	0.84%	0.97%
Net assets at end of year (in 000’s)	$1,480	$1,348	$175	$74	$25

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Money Market Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
SIMPLE Class	August 31, 2020
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A, Class C, Investor Class and SIMPLE Class shares are offered at net asset value (“NAV”) without an initial sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions.
The Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You may lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, which approximates fair value, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
(B) Securities Valuation.  Securities are valued using the amortized cost method of valuation, which approximates fair value, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. In such cases, amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation

10	NYLI Money Market Fund

Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of October 31, 2025, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or
11

Notes to Financial Statements (continued)
otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method.
Interest income is accrued daily and discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest rate for short-term investments.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred.The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Repurchase Agreements.  The Fund may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Fund may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Fund to the counterparty secured by the securities transferred to the Fund.
Repurchase agreements are subject to counterparty risk, meaning the Fund could lose money by the counterparty’s failure to perform under the terms of the agreement. The Fund mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Fund's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the

12	NYLI Money Market Fund

counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Fund.
(I) Debt Securities Risk.  The Fund’s investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer’s credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
The Fund may also invest in U.S. dollar-denominated securities of foreign issuers, which carry certain risks in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from future adverse political or economic developments and possible imposition of foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The
Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.40% up to $500 million; 0.35% from $500 million to $1 billion; and 0.30% in excess of $1 billion. During the year ended October 31, 2025, the effective management fee rate was 0.40% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.70%; Investor Class, 0.80%; Class C, 0.80% and SIMPLE Class, 0.80%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the Fund's yield during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $2,234,788 and paid the Subadvisor in the amount of $1,094,147. Additionally, New York Life Investments reimbursed expenses in the amount of $53,229, without which the Fund's total returns would have been lower.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or
13

Notes to Financial Statements (continued)
procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Sales Charges.   Although the Fund does not assess a contingent deferred sales charge ("CDSC") upon redemption of Class B or Class C shares of the Fund, the applicable CDSC will be assessed when shares are redeemed from the Fund if the shareholder previously exchanged his or her investment into the Fund from another fund within the NYLI Group of Funds. The Fund was advised that the Distributor received from shareholders the proceeds from CDSCs of Class A, Class B and Class C during the year ended October 31, 2025, of $71,408, $1,517 and $1,968, respectively.
(C) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$366,263	$—
Investor Class	87,186	—
Class B*	27,128	(6,736)
Class C	69,801	—
SIMPLE Class	345	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(D) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(E) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$28,579	1.9%
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$71,879	$(1,289)	$(34,635)	$—	$35,955
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $1,289, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1	$—
The Fund utilized $3,547 of capital loss carryforwards during the year ended October 31, 2025.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$22,112,164	$26,527,639
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.

14	NYLI Money Market Fund

Note 6–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 7–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A (at $1 per share)	Shares
Year ended October 31, 2025:
Shares sold	384,059,554
Shares issued to shareholders in reinvestment of distributions	20,204,615
Shares redeemed	(407,592,398)
Net increase (decrease) in shares outstanding before conversion	(3,328,229)
Shares converted into Class A (See Note 1)	20,533,870
Shares converted from Class A (See Note 1)	(38,643)
Net increase (decrease)	17,166,998
Year ended October 31, 2024:
Shares sold	407,873,140
Shares issued to shareholders in reinvestment of distributions	23,526,198
Shares redeemed	(413,641,312)
Net increase (decrease) in shares outstanding before conversion	17,758,026
Shares converted into Class A (See Note 1)	3,713,240
Shares converted from Class A (See Note 1)	(32,745)
Net increase (decrease)	21,438,521

Investor Class (at $1 per share)	Shares
Year ended October 31, 2025:
Shares sold	7,944,473
Shares issued to shareholders in reinvestment of distributions	614,060
Shares redeemed	(6,050,389)
Net increase (decrease) in shares outstanding before conversion	2,508,144
Shares converted into Investor Class (See Note 1)	6,050,180
Shares converted from Investor Class (See Note 1)	(6,447,268)
Net increase (decrease)	2,111,056
Year ended October 31, 2024:
Shares sold	7,872,046
Shares issued to shareholders in reinvestment of distributions	717,707
Shares redeemed	(7,090,446)
Net increase (decrease) in shares outstanding before conversion	1,499,307
Shares converted into Investor Class (See Note 1)	80,125
Shares converted from Investor Class (See Note 1)	(3,658,572)
Net increase (decrease)	(2,079,140)

Class B (at $1 per share)	Shares
Year ended October 31, 2025: (a)
Shares sold	2,044
Shares issued to shareholders in reinvestment of distributions	194,158
Shares redeemed	(688,920)
Net increase (decrease) in shares outstanding before conversion	(492,718)
Shares converted from Class B (See Note 1)	(20,015,137)
Net increase (decrease)	(20,507,855)
Year ended October 31, 2024:
Shares sold	354,164
Shares issued to shareholders in reinvestment of distributions	968,135
Shares redeemed	(2,905,807)
Net increase (decrease) in shares outstanding before conversion	(1,583,508)
Shares converted from Class B (See Note 1)	(64,072)
Net increase (decrease)	(1,647,580)

15

Notes to Financial Statements (continued)
Class C (at $1 per share)	Shares
Year ended October 31, 2025:
Shares sold	4,270,891
Shares issued to shareholders in reinvestment of distributions	499,258
Shares redeemed	(6,299,350)
Net increase (decrease) in shares outstanding before conversion	(1,529,201)
Shares converted from Class C (See Note 1)	(73,823)
Net increase (decrease)	(1,603,024)
Year ended October 31, 2024:
Shares sold	4,993,253
Shares issued to shareholders in reinvestment of distributions	681,749
Shares redeemed	(5,822,497)
Net increase (decrease) in shares outstanding before conversion	(147,495)
Shares converted from Class C (See Note 1)	(26,889)
Net increase (decrease)	(174,384)

SIMPLE Class (at $1 per share)	Shares
Year ended October 31, 2025:
Shares sold	1,120,163
Shares issued to shareholders in reinvestment of distributions	55,942
Shares redeemed	(1,035,598)
Net increase (decrease) in shares outstanding before conversion	140,507
Shares converted from SIMPLE Class (See Note 1)	(9,177)
Net increase (decrease)	131,330
Year ended October 31, 2024:
Shares sold	2,483,317
Shares issued to shareholders in reinvestment of distributions	43,131
Shares redeemed	(1,341,991)
Net increase (decrease) in shares outstanding before conversion	1,184,457
Shares converted from SIMPLE Class (See Note 1)	(11,086)
Net increase (decrease)	1,173,371

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 8–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 9–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

16	NYLI Money Market Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Money Market Fund (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
17

Federal Income Tax Information
(Unaudited)
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
18

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
19

NYLI Income Builder Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Principal Amount	Value
Long-Term Bonds 37.1%
Asset-Backed Securities 4.5%
Automobile Asset-Backed Securities 1.8%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33 (b)	$ 1,000,000	$ 1,000,032
Series 2025-A, Class G
10.219%, due 6/15/33	828,425	835,692
Series 2024-A, Class G
12.748%, due 5/17/32	388,535	402,389
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class D
5.62%, due 3/17/31	890,000	896,310
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	1,315,000	1,287,008
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,095,000	1,096,925
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	846,570
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,630,000	1,580,597
Series 2023-4A, Class D
6.95%, due 12/17/29	175,000	178,974
Series 2025-3A, Class E
7.52%, due 12/15/32 (a)	1,400,000	1,415,539
Series 2025-2A, Class E
7.81%, due 10/15/32 (a)	1,665,000	1,701,557
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	405,000	427,084
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D
5.34%, due 1/15/32	910,000	907,602
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	629,379	624,194
Series 2020-3, Class D
2.50%, due 9/15/26	15,399	15,384
Series 2021-3, Class E
3.32%, due 12/15/28	1,316,000	1,211,260
Series 2022-1, Class D
3.64%, due 3/15/28	491,000	458,828
Series 2022-2, Class D
5.80%, due 4/17/28	1,620,000	1,390,713
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	$ 1,175,000	$ 1,147,289
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class E
11.684% (SOFR 30A + 7.50%), due 10/20/32 (a)(c)	630,209	637,895
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	770,000	767,340
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	537,138	556,376
		19,385,558
Other Asset-Backed Securities 2.7%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.25% (3 Month SOFR + 1.38%), due 7/21/37 (a)(c)	800,000	801,595
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.42% (3 Month SOFR + 1.55%), due 1/21/38 (a)(c)	250,000	250,355
AIMCO CLO
Series 2018-AA, Class B1R
5.532% (3 Month SOFR + 1.65%), due 10/17/37 (a)(c)	800,000	802,323
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	412,760	400,182
Series 2016-2, Class A
3.65%, due 6/15/28	959,060	936,858
Apidos CLO
Series 2018-18A, Class BR2
5.557% (3 Month SOFR + 1.70%), due 1/22/38 (a)(c)	950,000	954,884
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.434% (3 Month SOFR + 1.55%), due 1/20/38 (a)(c)	420,000	421,312
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.634% (3 Month SOFR + 1.75%), due 1/20/37 (a)(c)	450,000	450,104

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.82% (3 Month SOFR + 2.95%), due 10/21/34 (a)(c)	$ 350,000	$ 345,483
Benefit Street Partners CLO XXXII Ltd.
Series 2023-32A, Class AR
5.07% (3 Month SOFR + 1.21%), due 10/25/38 (a)(c)	1,000,000	1,000,273
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,621,894	1,487,084
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,614,353	1,341,954
Series 2020-1, Class A1
1.69%, due 7/15/60	732,393	626,457
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2
3.30%, due 12/26/51 (a)	725,000	708,288
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	6,309	6,312
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.44% (3 Month SOFR + 1.57%), due 1/21/37 (a)(c)	750,000	751,166
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
6.43% (3 Month SOFR + 2.20%), due 5/9/36 (a)(c)	525,000	525,124
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.228% (3 Month SOFR + 1.37%), due 10/25/37 (a)(c)	650,000	650,915
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.25% (3 Month SOFR + 1.38%), due 4/21/39 (a)(c)	990,000	986,779
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.385% (3 Month SOFR + 1.48%), due 4/15/37 (a)(c)	850,000	854,470
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	484,545	471,822
	Principal Amount	Value

Other Asset-Backed Securities (continued)
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	$ 1,265,000	$ 1,280,299
Invitation Homes Trust
Series 2024-SFR1, Class D
4.25%, due 9/17/41 (a)	1,053,000	1,016,190
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.505% (3 Month SOFR + 1.60%), due 10/15/36 (a)(c)	450,000	451,121
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	660,000	422,899
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.254% (3 Month SOFR + 1.37%), due 7/20/37 (a)(c)	650,000	651,540
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.965% (3 Month SOFR + 2.10%), due 10/24/34 (a)(c)	500,000	496,450
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.344% (3 Month SOFR + 1.46%), due 7/20/37 (a)(c)	450,000	451,098
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.508% (3 Month SOFR + 1.65%), due 1/25/38 (a)(c)	800,000	802,515
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.282% (3 Month SOFR + 1.40%), due 7/17/37 (a)(c)	650,000	650,948
RIN V LLC
Series 2023-2A, Class A1R
5.252% (3 Month SOFR + 1.34%), due 10/14/36 (a)(c)	850,000	848,628
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.284% (3 Month SOFR + 1.40%), due 7/18/37 (a)(c)	530,000	531,295
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.855% (3 Month SOFR + 1.95%), due 10/15/36 (a)(c)	450,000	452,231

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Income Builder Fund

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Subway Funding LLC (a)
Series 2024-3A, Class A23
5.914%, due 7/30/54	$ 910,800	$ 904,223
Series 2024-1A, Class A2I
6.028%, due 7/30/54	881,100	891,736
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.565% (3 Month SOFR + 1.70%), due 1/24/37 (a)(c)	500,000	501,740
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	669,915	685,363
Uniti Fiber ABS Issuer LLC
Series 2025-2A, Class A2
5.177%, due 1/20/56 (a)	525,000	526,753
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	835,000	814,050
Zayo Issuer LLC (a)
Series 2025-1A, Class B
6.088%, due 3/20/55	1,185,000	1,205,129
Series 2025-2A, Class B
6.586%, due 6/20/55	810,000	836,615
		29,194,563
Total Asset-Backed Securities (Cost $49,029,423)		48,580,121
Corporate Bonds 11.0%
Airlines 0.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	233,333	233,926
5.75%, due 4/20/29	850,000	857,605
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	775,000	768,800
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	2,125,000	2,139,624
		3,999,955
Auto Manufacturers 0.8%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	940,000	926,670
4.125%, due 8/17/27	1,050,000	1,036,814
6.80%, due 5/12/28 (d)	730,000	759,387
6.95%, due 3/6/26	660,000	663,881
	Principal Amount	Value

Auto Manufacturers (continued)
General Motors Financial Co., Inc.
2.35%, due 1/8/31	$ 810,000	$ 723,385
2.70%, due 6/10/31	1,080,000	972,273
4.30%, due 4/6/29	680,000	677,696
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	3,205,000	3,104,959
		8,865,065
Banks 3.0%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(c)	1,155,000	1,196,117
Banco Santander SA
6.35%, due 3/14/34	1,000,000	1,076,409
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (c)(e)	2,000,000	1,908,862
BNP Paribas SA (a)
3.052%, due 1/13/31 (f)	1,170,000	1,101,580
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (c)(e)	1,450,000	1,422,447
BPCE SA
2.045%, due 10/19/27 (a)(f)	1,255,000	1,228,248
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (c)	815,000	819,555
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,720,000	1,471,642
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(c)(e)	676,000	649,863
Deutsche Bank AG
3.035%, due 5/28/32 (f)	600,000	549,202
5.527% (SOFR + 1.219%), due 11/16/27 (c)	1,945,000	1,953,196
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,607,878
First Horizon Corp.
5.514%, due 3/7/31 (f)	625,000	644,534
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (f)	1,165,000	1,030,180
6.75%, due 10/1/37	444,000	497,840
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	$ 585,000	$ 585,726
KeyBank NA
4.90%, due 8/8/32	870,000	861,646
KeyCorp
6.401%, due 3/6/35 (f)	360,000	390,222
Lloyds Banking Group plc
4.582%, due 12/10/25	1,038,000	1,038,172
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (c)	870,000	883,018
M&T Bank Corp.
5.385%, due 1/16/36 (f)	365,000	369,714
Morgan Stanley (f)
2.484%, due 9/16/36	2,115,000	1,846,057
2.511%, due 10/20/32	1,530,000	1,367,903
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	735,000	764,840
Societe Generale SA (a)(c)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	935,000	926,847
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,300,000	1,231,012
UBS Group AG (a)
3.091%, due 5/14/32 (f)	1,040,000	962,969
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (c)(e)	1,260,000	1,139,041
Wells Fargo & Co.
3.35% (SOFR), due 3/2/33 (f)	935,000	871,723
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (c)	1,255,000	1,124,329
		31,520,772
Building Materials 0.0% ‡
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	135,000	137,499
6.125%, due 7/31/32	225,000	230,759
		368,258
Chemicals 0.5%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,535,000	688,831
	Principal Amount	Value

Chemicals (continued)
Celanese US Holdings LLC
7.20%, due 11/15/33 (g)	$ 865,000	$ 886,923
Huntsman International LLC
4.50%, due 5/1/29 (d)	1,862,000	1,721,399
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	455,000	463,023
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,260,000	1,279,510
		5,039,686
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	935,000	927,825
Belron UK Finance plc
5.75%, due 10/15/29 (a)	970,000	982,773
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	535,000	559,973
		2,470,571
Computers 0.0% ‡
Dell International LLC
3.375%, due 12/15/41	400,000	308,427
Diversified Financial Services 0.6%
Ally Financial, Inc.
6.992%, due 6/13/29 (f)	550,000	577,693
Avolon Holdings Funding Ltd.
2.125%, due 2/21/26 (a)	1,515,000	1,503,945
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,050,000	1,043,078
Capital One Financial Corp. (f)
5.197%, due 9/11/36	475,000	471,848
6.051%, due 2/1/35	160,000	169,656
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	250,000	262,361
OneMain Finance Corp.
6.75%, due 3/15/32	885,000	898,115
7.50%, due 5/15/31	800,000	835,626
Synchrony Financial
5.45%, due 3/6/31 (f)	880,000	895,158
		6,657,480
Electric 1.4%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,136,353
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,694,061
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,231,143

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Income Builder Fund

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (c)	$ 430,000	$ 442,562
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	820,000	763,174
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,484,488
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	546,002
NRG Energy, Inc.
5.75%, due 1/15/34 (a)	1,030,000	1,037,262
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	626,987
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (c)	485,000	509,506
Southern California Edison Co.
4.00%, due 4/1/47	660,000	503,544
5.70%, due 3/1/53	570,000	540,725
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	666,661
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)(d)	580,000	609,198
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27 (d)	614,000	600,531
7.25%, due 1/15/29	785,000	807,504
8.375%, due 1/15/31	575,000	601,609
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	525,000	471,011
		15,272,321
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)(d)	415,000	401,694
Food 0.5%
Grupo Nutresa SA
Series Reg S
8.00%, due 5/12/30	200,000	214,850
9.00%, due 5/12/35 (a)	550,000	624,388
	Principal Amount	Value

Food (continued)
JBS USA Holding LUX SARL
5.75%, due 4/1/33	$ 1,228,000	$ 1,279,248
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,225,000	1,340,313
Post Holdings, Inc. (a)
4.50%, due 9/15/31	220,000	206,595
4.625%, due 4/15/30	490,000	475,076
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,174,961
		5,315,431
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	1,200,000	1,135,757
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	865,000	933,633
National Fuel Gas Co.
2.95%, due 3/1/31	1,375,000	1,252,869
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	704,043
		2,890,545
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	625,000	657,525
Insurance 0.1%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	705,000	751,031
Internet 0.2%
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)(d)	950,000	907,216
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	870,000	975,818
		1,883,034
Iron & Steel 0.1%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)	630,000	652,210
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (h)	378,325	375,292
		1,027,502
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Lodging 0.3%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	$ 220,000	$ 229,893
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	1,060,000	1,082,060
Las Vegas Sands Corp.
5.625%, due 6/15/28	1,025,000	1,048,096
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	965,000	924,010
		3,284,059
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	810,000	821,497
Media 0.1%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	1,040,000	1,023,661
Mining 0.2%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	665,000	694,925
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	960,000	970,933
Series Reg S
10.875%, due 9/17/29	510,000	533,805
		2,199,663
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
6.208% (3 Month SOFR + 1.997%), due 2/15/42 (a)(c)	1,085,000	976,564
Oil & Gas 0.1%
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	120,000	118,050
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,210,000	1,187,383
		1,305,433
	Principal Amount	Value

Pharmaceuticals 0.1%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	$ 226,000	$ 222,525
4.75%, due 5/9/27 (d)	809,000	808,865
		1,031,390
Pipelines 0.7%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,331,376
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	370,000	398,022
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,000,000	958,486
Energy Transfer LP
5.35%, due 5/15/45	205,000	187,476
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,862,936
ONEOK, Inc.
5.625%, due 1/15/28 (a)	565,000	577,647
6.25%, due 10/15/55	725,000	725,898
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	1,035,000	901,864
Western Midstream Operating LP
5.25%, due 2/1/50 (g)	860,000	741,509
		7,685,214
Real Estate 0.0% ‡
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28 (d)	400,000	409,144
Real Estate Investment Trusts 0.4%
GLP Capital LP
4.00%, due 1/15/30	1,540,000	1,491,765
Starwood Property Trust, Inc.
4.375%, due 1/15/27 (a)	940,000	931,620
Trust Fibra Uno
Series Reg S
7.375%, due 2/13/34	875,000	953,015
8.25%, due 1/23/37 (a)	750,000	849,847
		4,226,247
Retail 0.3%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	1,070,000	1,133,718
AutoNation, Inc.
4.75%, due 6/1/30	594,000	595,888

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Income Builder Fund

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	$ 1,155,000	$ 1,187,152
Sally Holdings LLC
6.75%, due 3/1/32	340,000	353,749
		3,270,507
Semiconductors 0.1%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	870,000	898,259
Telecommunications 0.2%
AT&T, Inc.
3.50%, due 9/15/53	1,344,000	919,674
Windstream Services LLC
7.50%, due 10/15/33 (a)	645,000	643,833
		1,563,507
Water 0.0% ‡
Aegea Finance SARL
9.00%, due 1/20/31 (a)	410,000	433,185
Total Corporate Bonds (Cost $120,986,563)		117,693,384
Foreign Government Bonds 0.9%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (g)	1,535,000	1,075,267
Bahamas 0.1%
Bahamas Government Bond
8.25%, due 6/24/36	965,000	1,044,892
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	554,000	510,065
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,517,450
7.75%, due 11/7/36	965,000	1,027,976
		2,545,426
	Principal Amount	Value

Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	$ 1,195,000	$ 1,143,675
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,010,000	1,026,356
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,325,000	1,374,714
Uruguay 0.1%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 29,490,000	817,938
Total Foreign Government Bonds (Cost $9,073,013)		9,538,333
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.065% (1 Month SOFR + 4.00%), due 11/2/27 (c)	USD $ 731,315	715,775
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
7.315% (1 Month SOFR + 3.25%), due 12/6/27 (c)	788,789	789,994
Media 0.2%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29 (c)	911,937	913,077
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.397% (1 Month SOFR + 3.25%), due 1/31/29 (c)	1,340,000	1,337,411
		2,250,488
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Services Business 0.0% ‡
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
7.308% (3 Month SOFR + 3.25%), due 9/13/32 (c)	$ 365,000	$ 366,521
Total Loan Assignments (Cost $4,088,212)		4,122,778
Mortgage-Backed Securities 11.9%
Agency (Collateralized Mortgage Obligations) 4.7%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,443,121	998,014
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (c)(i)	2,614,653	74,481
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (c)(i)	361,660	10,368
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	678,216	570,564
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	502,460	422,872
REMIC, Series 5363
(zero coupon), due 12/25/53	575,079	500,566
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	649,253	534,717
REMIC, Series 5514, Class SA
0.917% (SOFR 30A + 5.10%), due 3/25/55 (c)(i)	2,668,919	98,590
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	672,322	587,446
REMIC, Series 5531, Class SD
1.717% (SOFR 30A + 5.90%), due 4/25/55 (c)(i)	3,195,332	201,067
REMIC, Series 4993, Class KS
1.753% (SOFR 30A + 5.936%), due 7/25/50 (c)(i)	2,869,466	410,776
REMIC, Series 4994, Class TS
1.803% (SOFR 30A + 5.986%), due 7/25/50 (c)(i)	1,772,393	242,993
REMIC, Series 5547, Class ES
2.817% (SOFR 30A + 7.00%), due 6/25/55 (c)(i)	1,459,204	108,208
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (i)	1,373,859	250,181
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (i)	$ 1,478,503	$ 239,591
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (i)	1,053,068	171,538
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (i)	1,213,714	195,558
REMIC, Series 5160
3.00%, due 10/25/51 (i)	1,269,824	140,985
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,930,410	1,805,623
REMIC, Series 5040
3.50%, due 11/25/50 (i)	942,837	173,968
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	911,507	713,776
Series 402
(zero coupon), due 9/25/53	805,746	694,888
Series 311, Class S1
1.602% (SOFR 30A + 5.836%), due 8/15/43 (c)(i)	2,776,608	302,869
Series 397, Class C61
5.50%, due 1/25/53 (i)	1,324,769	267,114
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	656,449	534,732
REMIC, Series 2023-45
(zero coupon), due 10/25/53	752,017	600,984
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	933,565	772,454
REMIC, Series 2025-44, Class SD
0.917% (SOFR 30A + 5.10%), due 6/25/55 (c)(i)	4,082,090	152,406
REMIC, Series 2024-82, Class DS
0.967% (SOFR 30A + 5.15%), due 11/25/54 (c)(i)	3,265,802	126,955
REMIC, Series 2022-10, Class SA
1.567% (SOFR 30A + 5.75%), due 2/25/52 (c)(i)	1,622,969	197,631
REMIC, Series 2016-57, Class SN
1.753% (SOFR 30A + 5.936%), due 6/25/46 (c)(i)	1,467,449	168,697
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	1,700,000	1,289,429
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (i)	1,156,352	185,927
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (i)	3,194,324	446,633

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (i)	$ 487,297	$ 58,518
REMIC, Series 2025-18, Class SM
2.917% (SOFR 30A + 7.10%), due 9/25/54 (c)(i)	1,205,080	93,149
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (i)	4,663,661	766,279
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (i)	3,261,251	583,072
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (i)	2,068,236	442,021
FNMA, Strips (i)
Series 426, Class C32
1.50%, due 2/25/52	3,649,664	348,416
Series 440, Class C46
4.00%, due 10/25/53	2,293,943	484,658
Series 438, Class C34
6.00%, due 8/25/53	1,819,051	404,053
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (c)(i)	2,810,351	32,207
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (c)(i)	4,020,993	37,416
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,270,990	845,945
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (c)(i)	3,854,009	38,591
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (c)(i)	5,200,635	61,418
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (c)(i)	13,923,213	218,933
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (c)(i)	3,214,730	113,803
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (c)(i)	5,785,709	100,487
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (c)(i)	3,117,860	6,674
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (c)(i)	$ 2,134,912	$ 48,004
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (c)(i)	4,089,820	60,196
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (c)(i)	10,333,378	141,288
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (c)(i)	2,049,444	30,165
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,298,650	1,024,783
REMIC, Series 2023-53
(zero coupon), due 4/20/53	430,561	357,341
REMIC, Series 2024-51, Class SX
1.016% (SOFR 30A + 5.20%), due 3/20/54 (c)(i)	8,869,178	383,162
REMIC, Series 2023-80, Class SA
1.066% (SOFR 30A + 5.25%), due 6/20/53 (c)(i)	4,168,836	194,166
REMIC, Series 2020-34, Class SC
1.904% (1 Month SOFR + 5.936%), due 3/20/50 (c)(i)	1,962,312	259,991
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (i)	673,994	83,897
REMIC, Series 2020-188
2.00%, due 12/20/50 (i)	3,031,773	349,381
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (i)	1,973,047	238,510
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,639,387	1,058,857
REMIC, Series 2020-146, Class SA
2.154% (1 Month SOFR + 6.186%), due 10/20/50 (c)(i)	1,905,577	274,674
REMIC, Series 2021-179, Class SA
2.154% (1 Month SOFR + 6.186%), due 11/20/50 (c)(i)	2,589,110	383,987
REMIC, Series 2020-167, Class SN
2.154% (1 Month SOFR + 6.186%), due 11/20/50 (c)(i)	1,233,041	185,505
REMIC, Series 2020-189, Class NS
2.154% (1 Month SOFR + 6.186%), due 12/20/50 (c)(i)	3,019,780	455,304
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2020-189, Class SU
2.154% (1 Month SOFR + 6.186%), due 12/20/50 (c)(i)	$ 616,153	$ 92,710
REMIC, Series 2021-46, Class QS
2.154% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	674,343	93,824
REMIC, Series 2021-57, Class SA
2.154% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	3,756,865	523,228
REMIC, Series 2021-57, Class SD
2.154% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	6,420,561	905,984
REMIC, Series 2021-46, Class TS
2.154% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	1,470,780	205,560
REMIC, Series 2021-96, Class NS
2.154% (1 Month SOFR + 6.186%), due 6/20/51 (c)(i)	3,851,798	543,974
REMIC, Series 2021-97, Class SM
2.154% (1 Month SOFR + 6.186%), due 6/20/51 (c)(i)	972,780	138,349
REMIC, Series 2021-96, Class SN
2.154% (1 Month SOFR + 6.186%), due 6/20/51 (c)(i)	2,289,581	306,735
REMIC, Series 2021-122, Class HS
2.154% (1 Month SOFR + 6.186%), due 7/20/51 (c)(i)	2,241,297	320,640
REMIC, Series 2021-96, Class JS
2.204% (1 Month SOFR + 6.236%), due 6/20/51 (c)(i)	1,812,138	268,352
REMIC, Series 2023-86, Class SE
2.466% (SOFR 30A + 6.65%), due 9/20/50 (c)(i)	1,524,274	238,506
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (i)	4,013,150	585,671
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (i)	816,850	125,408
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (c)	1,615,075	1,344,449
REMIC, Series 2021-188
2.50%, due 10/20/51 (i)	3,510,801	579,408
REMIC, Series 2023-60, Class ES
2.832% (SOFR 30A + 11.20%), due 4/20/53 (c)	903,190	820,369
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (i)	$ 1,823,192	$ 307,616
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (i)	3,080,377	530,317
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (i)	326,045	49,217
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (i)	1,319,623	223,960
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (i)	1,282,562	223,552
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (i)	1,957,828	329,185
REMIC, Series 2022-207
3.00%, due 8/20/51 (i)	2,017,856	336,530
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (i)	4,283,855	774,044
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (i)	3,007,703	513,554
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (c)	1,211,895	1,105,682
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (c)	461,583	418,054
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (c)	475,138	434,259
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (c)	1,314,837	1,186,066
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (i)	2,018,177	376,709
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	683,672	625,351
REMIC, Series 2023-66, Class MP
3.932% (SOFR 30A + 12.30%), due 5/20/53 (c)	1,162,471	1,100,550
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (i)	1,503,147	355,885
REMIC, Series 2024-164, Class PB
4.50%, due 1/20/54	343,175	339,357
REMIC, Series 2023-38, Class WT
6.486%, due 12/20/51 (j)	556,047	589,430
REMIC, Series 2023-59, Class YC
7.096%, due 9/20/51 (j)	1,211,241	1,343,571
REMIC, Series 2023-55, Class CG
7.687%, due 7/20/51 (j)	849,546	960,750

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2023-55, Class LB
7.801%, due 11/20/51 (j)	$ 806,823	$ 926,621
Multifamily Connecticut Avenue Securities Trust (a)(c)
Series 2019-01, Class B10
9.797% (SOFR 30A + 5.614%), due 10/25/49	1,040,000	1,054,584
Series 2023-01, Class M10
10.683% (SOFR 30A + 6.50%), due 11/25/53	735,000	827,918
Series 2020-01, Class CE
11.797% (SOFR 30A + 7.614%), due 3/25/50	1,400,000	1,447,635
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	2,199,232	1,913,262
		49,744,278
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.3%
BANK
Series 2019-BN19, Class C
4.025%, due 8/15/61 (k)	1,060,000	769,139
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (j)	1,020,000	900,380
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	1,170,000	1,009,717
Benchmark Mortgage Trust (k)
Series 2018-B6, Class D
3.086%, due 10/10/51 (a)	815,000	609,345
Series 2019-B14, Class C
3.777%, due 12/15/62	1,260,000	883,343
Series 2018-B1, Class C
4.202%, due 1/15/51	1,055,000	868,610
BF Mortgage Trust
Series 2019-NYT, Class F
7.33% (1 Month SOFR + 3.297%), due 12/15/35 (a)(c)	1,280,000	1,130,220
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C
5.451%, due 10/10/42 (a)(k)	1,050,000	1,050,098
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.269%, due 2/17/55 (a)(k)	1,400,000	1,293,692
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BSST Mortgage Trust
Series 2022-1700, Class A
5.333% (1 Month SOFR + 1.30%), due 2/15/37 (a)(c)	$ 1,025,000	$ 906,871
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	955,000	869,233
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.002% (1 Month SOFR + 5.971%), due 10/15/41 (a)(c)	1,120,000	1,118,878
BX Trust
Series 2025-VLT7, Class E
7.782% (1 Month SOFR + 3.75%), due 7/15/44 (a)(c)	790,000	794,444
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(k)	890,000	842,072
CFK Trust
Series 2020-MF2, Class E
3.458%, due 3/15/39 (a)(k)	1,400,000	1,033,708
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.145%, due 3/10/51 (a)(k)	1,730,000	1,340,696
COMM Mortgage Trust
Series 2020-CX, Class D
2.683%, due 11/10/46 (a)(k)	1,270,000	1,009,132
Commercial Mortgage Trust
Series 2014-CR17, Class C
4.781%, due 5/10/47 (k)	1,355,000	1,246,627
CONE Trust
Series 2024-DFW1, Class E
7.921% (1 Month SOFR + 3.888%), due 8/15/41 (a)(c)	515,000	514,365
FHLMC MSCR Trust (a)(c)
Series 2021-MN3, Class M1
6.483% (SOFR 30A + 2.30%), due 11/25/51	493,875	494,638
Series 2024-MN9, Class M2
7.437% (SOFR 30A + 3.25%), due 10/25/44	1,175,000	1,191,212
GNMA (i)
REMIC, Series 2025-112
0.565%, due 3/16/66 (k)	5,548,925	282,688
REMIC, Series 2023-194, Class CI
0.818%, due 10/16/65 (k)	4,196,699	264,958
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (i) (continued)
REMIC, Series 2023-159, Class CI
0.954%, due 7/16/65 (j)	$ 5,656,476	$ 405,297
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (k)	2,810,610	203,270
REMIC, Series 2021-47
0.992%, due 3/16/61 (k)	6,697,728	450,977
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (k)	2,444,708	170,674
REMIC, Series 2023-172
1.331%, due 2/16/66 (k)	3,868,122	359,163
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	2,150,000	1,182,500
Series 2015-GC30, Class B
3.974%, due 5/10/50 (k)	385,801	366,897
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	902,487	874,284
Series 2021-1440, Class A
5.447% (1 Month SOFR + 1.414%), due 3/15/36 (c)	995,000	917,222
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,055,000	770,848
Morgan Stanley Bank of America Merrill Lynch Trust (a)(k)
Series 2015-C22, Class D
3.97%, due 4/15/48	1,450,000	870,044
Series 2015-C23, Class D
4.156%, due 7/15/50	337,000	326,897
Morgan Stanley Capital I Trust
Series 2015-420, Class A
7.982%, due 10/12/50 (a)(g)	684,023	693,223
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.50%, due 1/15/37 (a)(k)	1,275,000	1,092,956
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,865,000	1,968,118
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	740,000	601,028
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
UBS Commercial Mortgage Trust (continued)
Series 2019-C16, Class AS
3.887%, due 4/15/52	$ 480,000	$ 456,058
Series 2018-C9, Class C
4.944%, due 3/15/51 (k)	1,390,000	960,964
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	205,266
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(k)	1,020,000	918,380
Series 2016-NXS5, Class D
4.944%, due 1/15/59 (k)	495,000	409,734
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(k)	1,140,000	971,998
		35,599,864
Whole Loan (Collateralized Mortgage Obligations) 3.9%
Angel Oak Mortgage Trust
Series 2025-3, Class A1
5.42%, due 3/25/70 (a)(g)	662,148	665,350
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(g)	486,953	482,596
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(i)(j)	37,548,632	459,768
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(j)	1,580,000	1,369,650
Connecticut Avenue Securities Trust (a)(c)
Series 2025-R01, Class 1B1
5.883% (SOFR 30A + 1.70%), due 1/25/45	710,000	707,567
Series 2025-R02, Class 1B1
6.133% (SOFR 30A + 1.95%), due 2/25/45	370,000	370,929
Series 2021-R03, Class 1B1
6.933% (SOFR 30A + 2.75%), due 12/25/41	450,000	458,506
Series 2023-R07, Class 2M2
7.433% (SOFR 30A + 3.25%), due 9/25/43	1,730,000	1,790,608

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(c) (continued)
Series 2023-R03, Class 2M2
8.083% (SOFR 30A + 3.90%), due 4/25/43	$ 1,355,000	$ 1,430,944
Series 2021-R03, Class 1B2
9.683% (SOFR 30A + 5.50%), due 12/25/41	475,000	494,426
Series 2022-R01, Class 1B2
10.183% (SOFR 30A + 6.00%), due 12/25/41	1,345,000	1,407,986
Series 2021-R02, Class 2B2
10.383% (SOFR 30A + 6.20%), due 11/25/41	880,000	918,256
Series 2020-SBT1, Class 1B1
11.047% (SOFR 30A + 6.864%), due 2/25/40	1,580,000	1,668,306
Series 2022-R02, Class 2B2
11.833% (SOFR 30A + 7.65%), due 1/25/42	1,055,000	1,125,373
Series 2019-HRP1, Class B1
13.547% (SOFR 30A + 9.364%), due 11/25/39	1,865,503	1,993,540
FHLMC STACR REMIC Trust (a)(c)
Series 2020-HQA1, Class B2
9.397% (SOFR 30A + 5.214%), due 1/25/50	1,320,000	1,476,024
Series 2022-HQA3, Class M2
9.533% (SOFR 30A + 5.35%), due 8/25/42	640,000	685,402
Series 2021-HQA3, Class B2
10.433% (SOFR 30A + 6.25%), due 9/25/41	1,865,000	1,933,235
Series 2021-HQA4, Class B2
11.183% (SOFR 30A + 7.00%), due 12/25/41	1,505,000	1,587,497
Series 2022-HQA1, Class B1
11.183% (SOFR 30A + 7.00%), due 3/25/42	1,355,000	1,457,112
Series 2022-DNA1, Class B2
11.283% (SOFR 30A + 7.10%), due 1/25/42	1,360,000	1,439,661
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.157%, due 8/25/48 (a)(j)	1,579,569	1,228,182
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR Trust (a)(c)
REMIC, Series 2019-FTR3, Class B2
9.097% (SOFR 30A + 4.914%), due 9/25/47	$ 1,345,000	$ 1,445,980
REMIC, Series 2019-FTR1, Class B2
12.647% (SOFR 30A + 8.464%), due 1/25/48	1,090,000	1,293,442
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(j)	84,302	70,203
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (a)(j)	1,829,775	1,533,366
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.879%, due 8/25/51 (a)(k)	2,337,078	1,945,267
LOANDEPOT GMSR Master Trust
Series 2025-GT2, Class A
7.181% (1 Month SOFR + 3.15%), due 7/16/30 (a)(c)	1,250,000	1,254,005
Mill City Mortgage Loan Trust (a)(j)
Series 2018-4, Class B4
3.073%, due 4/25/66	1,063,757	673,716
Series 2018-3, Class B2
3.25%, due 8/25/58	1,706,362	1,326,598
Series 2018-3, Class B4
3.596%, due 8/25/58	668,575	441,460
OBX Trust
Series 2025-J3, Class AF
5.683% (SOFR 30A + 1.50%), due 10/25/55 (a)(c)	1,330,000	1,329,758
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(j)	2,145,847	1,799,578
STACR Trust
Series 2018-HRP1, Class B2
16.047% (SOFR 30A + 11.864%), due 5/25/43 (a)(c)	1,824,369	2,180,029
Towd Point Mortgage Trust (a)(j)
Series 2018-2, Class B5
3.40%, due 3/25/58	1,204,023	531,813
Series 2017-4, Class B5
3.648%, due 6/25/57	857,704	613,946
		41,590,079
Total Mortgage-Backed Securities (Cost $123,874,064)		126,934,221
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2025†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies 8.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.5%
FHLMC Gold Pools, 30 Year
3.50%, due 9/1/47	$ 1,006,712	$ 948,274
UMBS Pool, 30 Year
2.00%, due 3/1/52	3,512,073	2,862,412
3.00%, due 6/1/52	2,899,066	2,571,601
3.50%, due 9/1/52	1,354,393	1,250,704
4.00%, due 3/1/53	2,055,299	1,959,132
4.50%, due 10/1/52	2,022,556	1,980,289
5.00%, due 3/1/54	647,000	644,811
5.50%, due 7/1/53	937,837	950,297
5.50%, due 11/1/54	737,415	748,512
6.00%, due 8/1/55	1,730,247	1,770,280
		15,686,312
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.3%
UMBS, 30 Year
2.00%, due 10/1/50	4,114,157	3,358,749
2.00%, due 3/1/52	3,185,460	2,597,124
2.50%, due 6/1/51	334,964	288,266
2.50%, due 11/1/51	4,500,766	3,842,449
2.50%, due 5/1/52	1,584,116	1,350,130
4.00%, due 8/1/48	362,395	350,281
4.00%, due 2/1/49	199,618	191,155
4.00%, due 6/1/52	753,245	718,583
4.00%, due 6/1/52	617,444	588,665
4.00%, due 5/1/53	873,189	830,030
4.50%, due 1/1/54	898,632	877,995
5.00%, due 11/1/52	2,459,626	2,463,350
5.00%, due 3/1/53	1,452,756	1,451,679
5.50%, due 2/1/53	354,809	360,015
5.50%, due 8/1/53	407,570	416,390
5.50%, due 5/1/54	2,158,093	2,183,179
6.00%, due 9/1/53	3,638	3,725
6.00%, due 9/1/54	2,923,498	2,992,915
		24,864,680
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.4%
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	3	3
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,362,076	2,124,364
3.00%, due 11/20/51	2,727,262	2,452,794
		4,577,161
	Principal Amount	Value

United States Treasury Bonds 1.0%
U.S. Treasury Bonds
4.75%, due 8/15/55	$ 4,465,000	$ 4,525,696
4.875%, due 8/15/45	5,605,000	5,773,150
		10,298,846
United States Treasury Notes 3.2%
U.S. Treasury Notes
3.50%, due 10/15/28	3,340,000	3,330,867
3.625%, due 10/31/30	15,825,000	15,766,892
3.75%, due 10/31/32	10,965,000	10,872,483
4.25%, due 8/15/35	4,710,000	4,768,875
		34,739,117
Total U.S. Government & Federal Agencies (Cost $89,246,418)		90,166,116
Total Long-Term Bonds (Cost $396,297,693)		397,034,953

	Shares

Common Stocks 59.7%
Aerospace & Defense 1.8%
BAE Systems plc (United Kingdom)	165,375	4,064,806
General Dynamics Corp.	11,199	3,862,535
Lockheed Martin Corp.	9,277	4,563,171
RTX Corp.	35,983	6,422,966
		18,913,478
Air Freight & Logistics 0.8%
Deutsche Post AG (Germany)	95,740	4,392,118
United Parcel Service, Inc., Class B	39,013	3,761,633
		8,153,751
Automobile Components 0.6%
Cie Generale des Etablissements Michelin SCA (France)	91,606	2,923,778
NHK Spring Co. Ltd. (Japan)	192,200	3,615,520
		6,539,298
Automobiles 0.4%
Toyota Motor Corp. (Japan)	197,200	4,015,402
Banks 4.5%
Bank of America Corp.	147,317	7,874,094
BAWAG Group AG (Austria) (a)	36,161	4,664,101
Columbia Banking System, Inc.	175,063	4,691,688
JPMorgan Chase & Co.	27,013	8,404,284

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Income Builder Fund

	Shares	Value
Common Stocks (continued)
Banks (continued)
Lloyds Banking Group plc (United Kingdom)	3,428,577	$ 4,012,271
Regions Financial Corp.	165,769	4,011,610
Royal Bank of Canada (Canada) (d)	30,746	4,504,211
Truist Financial Corp.	90,357	4,032,633
U.S. Bancorp	116,501	5,438,267
		47,633,159
Beverages 1.5%
Coca-Cola Co. (The)	72,011	4,961,558
Coca-Cola Europacific Partners plc (United Kingdom)	83,085	7,380,441
PepsiCo, Inc.	27,183	3,971,164
		16,313,163
Biotechnology 1.0%
AbbVie, Inc.	51,062	11,133,559
Capital Markets 1.2%
BlackRock, Inc.	3,275	3,546,203
Lazard, Inc.	128,718	6,281,438
Schroders plc (United Kingdom)	655,643	3,267,841
		13,095,482
Chemicals 1.3%
Croda International plc (United Kingdom)	91,012	3,451,768
Linde plc	12,473	5,217,456
Nutrien Ltd. (Canada)	87,705	4,775,537
Solstice Advanced Materials, Inc. (l)	3,784	170,534
		13,615,295
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	55
Communications Equipment 1.4%
Cisco Systems, Inc.	197,926	14,470,370
Construction & Engineering 0.3%
Vinci SA (France)	26,450	3,533,512
Consumer Staples Distribution & Retail 0.3%
Walmart, Inc.	34,969	3,538,163
Diversified Telecommunication Services 2.6%
AT&T, Inc.	291,403	7,212,224
	Shares	Value

Diversified Telecommunication Services (continued)
Deutsche Telekom AG (Registered) (Germany)	211,712	$ 6,561,962
Infrastrutture Wireless Italiane SpA (Italy)	317,212	3,482,668
Orange SA (France)	348,092	5,550,993
Verizon Communications, Inc.	112,468	4,469,478
		27,277,325
Electric Utilities 2.9%
American Electric Power Co., Inc.	65,988	7,935,717
Duke Energy Corp.	27,660	3,438,138
Entergy Corp.	73,696	7,081,449
NextEra Energy, Inc.	81,736	6,653,310
Pinnacle West Capital Corp.	36,078	3,193,625
Terna - Rete Elettrica Nazionale (Italy)	315,272	3,229,157
		31,531,396
Electrical Equipment 0.9%
Eaton Corp. plc	10,633	4,057,128
Emerson Electric Co.	40,592	5,665,425
		9,722,553
Food Products 1.2%
McCormick & Co., Inc. (Non-Voting)	67,541	4,333,431
Mondelez International, Inc., Class A	85,364	4,905,016
Nestle SA (Registered)	35,854	3,425,232
		12,663,679
Gas Utilities 0.4%
Snam SpA (Italy)	753,982	4,647,826
Health Care Equipment & Supplies 0.5%
Medtronic plc	64,129	5,816,500
Health Care Providers & Services 0.9%
CVS Health Corp.	126,356	9,874,721
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	19,609	5,851,914
Restaurant Brands International, Inc. (Canada)	94,470	6,205,734
Vail Resorts, Inc.	25,213	3,739,844
		15,797,492
Household Products 0.3%
Reckitt Benckiser Group plc (United Kingdom)	45,583	3,482,760
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 0.7%
Honeywell International, Inc.	15,135	$ 3,047,130
Siemens AG (Registered) (Germany)	16,902	4,783,827
		7,830,957
Industrial REITs 0.3%
Segro plc (United Kingdom)	379,126	3,473,455
Insurance 3.1%
AIA Group Ltd. (Hong Kong)	472,600	4,588,822
Allianz SE (Registered) (Germany)	13,286	5,332,373
AXA SA (France)	105,578	4,579,363
Manulife Financial Corp. (Canada)	255,935	8,282,692
MetLife, Inc.	93,399	7,455,108
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	5,080	3,140,870
		33,379,228
Interactive Media & Services 1.0%
Alphabet, Inc., Class C	19,580	5,518,036
Meta Platforms, Inc., Class A	8,635	5,598,502
		11,116,538
IT Services 1.3%
International Business Machines Corp.	45,661	14,036,648
Leisure Products 0.6%
Hasbro, Inc.	89,328	6,816,620
Machinery 1.1%
Cummins, Inc.	14,714	6,440,024
Toro Co. (The)	71,154	5,317,338
		11,757,362
Media 0.4%
Omnicom Group, Inc.	55,654	4,175,163
Multi-Utilities 0.5%
NiSource, Inc.	120,155	5,059,727
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	39,040	6,157,389
Equinor ASA (Norway)	157,265	3,757,251
MPLX LP	116,482	5,912,626
TotalEnergies SE (France)	56,363	3,504,959
		19,332,225
	Shares	Value

Personal Care Products 0.4%
Unilever plc (United Kingdom)	64,158	$ 3,867,810
Pharmaceuticals 5.1%
Astellas Pharma, Inc. (Japan)	408,300	4,274,817
AstraZeneca plc, Sponsored ADR (United Kingdom)	72,044	5,936,426
Bristol-Myers Squibb Co.	86,977	4,007,030
Eli Lilly & Co.	4,715	4,068,385
GSK plc	226,131	5,289,301
Johnson & Johnson	28,358	5,355,975
Merck & Co., Inc.	41,499	3,568,084
Novartis AG (Registered)	57,392	7,079,595
Pfizer, Inc.	165,387	4,076,789
Roche Holding AG	10,983	3,533,394
Sanofi SA (France)	73,019	7,372,885
		54,562,681
Professional Services 0.4%
Paychex, Inc.	31,990	3,743,790
Retail REITs 0.3%
Realty Income Corp.	59,738	3,463,609
Semiconductors & Semiconductor Equipment 5.3%
Analog Devices, Inc.	39,608	9,273,421
Broadcom, Inc.	42,933	15,869,325
Microchip Technology, Inc.	145,849	9,103,894
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	45,060	13,537,376
Texas Instruments, Inc.	53,695	8,669,595
		56,453,611
Software 1.4%
Microsoft Corp.	29,732	15,395,527
Specialized REITs 1.1%
Iron Mountain, Inc.	65,615	6,755,064
VICI Properties, Inc.	156,615	4,696,884
		11,451,948
Specialty Retail 0.9%
Best Buy Co., Inc.	49,896	4,098,457
Home Depot, Inc. (The)	14,123	5,360,950
		9,459,407
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	28,022	7,576,308
Dell Technologies, Inc., Class C	94,685	15,339,917

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Income Builder Fund

	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	566,431	$ 13,832,245
NetApp, Inc.	55,998	6,595,444
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	5,626	10,492,490
		53,836,404
Tobacco 1.3%
Imperial Brands plc (United Kingdom)	165,012	6,557,482
Philip Morris International, Inc.	47,331	6,831,283
		13,388,765
Trading Companies & Distributors 0.6%
MSC Industrial Direct Co., Inc., Class A	75,684	6,426,328
Water Utilities 0.3%
Essential Utilities, Inc.	92,594	3,613,944
Wireless Telecommunication Services 0.5%
Rogers Communications, Inc., Class B (Canada)	101,153	3,958,710
SK Telecom Co. Ltd. (Republic of Korea)	31,751	1,165,522
		5,124,232
Total Common Stocks (Cost $411,199,412)		639,534,918
Short-Term Investments 1.5%
Affiliated Investment Company 1.1%
NYLI U.S. Government Liquidity Fund, 3.895% (m)	12,098,929	12,098,929
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 4.083% (m)(n)	4,030,460	4,030,460
Total Short-Term Investments (Cost $16,129,389)		16,129,389
Total Investments (Cost $823,626,494)	98.3%	1,052,699,260
Other Assets, Less Liabilities	1.7	17,699,611
Net Assets	100.0%	$ 1,070,398,871

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	Floating rate—Rate shown was the rate in effect as of October 31, 2025.
(d)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $8,367,875; the total market value of collateral held by the Fund was $8,749,146. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,718,686. The Fund received cash collateral with a value of $4,030,460. (See Note 2(L))
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of October 31, 2025.
(g)	Step coupon—Rate shown was the rate in effect as of October 31, 2025.
(h)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(i)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2025.
(k)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of October 31, 2025.
(l)	Non-income producing security.
(m)	Current yield as of October 31, 2025.
(n)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 16,754	$ 276,798	$ (281,453)	$ —	$ —	$ 12,099	$ 565	$ —	12,099

Foreign Currency Forward Contracts
As of October 31, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	15,075,211	JPMorgan Chase Bank N.A.	11/4/25	$ 165,399
USD	15,251,325	AUD	23,293,000	JPMorgan Chase Bank N.A.	11/4/25	10,715
USD	17,425,828	EUR	14,876,000	JPMorgan Chase Bank N.A.	11/4/25	279,007
USD	7,491,279	EUR	6,436,664	JPMorgan Chase Bank N.A.	11/4/25	72,058
USD	13,049,818	GBP	9,813,000	JPMorgan Chase Bank N.A.	11/4/25	158,480
USD	13,081,175	GBP	9,813,000	JPMorgan Chase Bank N.A.	2/3/26	189,740
USD	2,162,421	JPY	318,810,000	JPMorgan Chase Bank N.A.	11/4/25	93,703
USD	10,709,038	JPY	1,566,445,000	JPMorgan Chase Bank N.A.	11/4/25	544,578
USD	12,428,409	JPY	1,885,255,000	JPMorgan Chase Bank N.A.	2/3/26	82,083
Total Unrealized Appreciation						1,595,763
AUD	23,293,000	USD	15,265,177	JPMorgan Chase Bank N.A.	2/3/26	(12,433)
EUR	11,903,664	USD	13,749,169	JPMorgan Chase Bank N.A.	11/4/25	(28,410)
EUR	9,409,000	USD	11,072,183	JPMorgan Chase Bank N.A.	11/4/25	(226,899)
EUR	6,436,664	USD	7,528,038	JPMorgan Chase Bank N.A.	2/3/26	(70,869)
GBP	9,813,000	USD	13,083,869	JPMorgan Chase Bank N.A.	11/4/25	(192,531)
JPY	1,885,255,000	USD	12,318,265	JPMorgan Chase Bank N.A.	11/4/25	(85,087)
Total Unrealized Depreciation						(616,229)
Net Unrealized Appreciation						$ 979,534

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of October 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	111	December 2025	$ 6,961,827	$ 7,253,154	$ 291,327
MSCI EAFE Index	90	December 2025	12,558,348	12,631,950	73,602
S&P 500 E-Mini Index	230	December 2025	76,574,009	79,051,000	2,476,991
S&P Midcap 400 E-Mini Index	22	December 2025	7,291,732	7,166,940	(124,792)
U.S. Treasury 5 Year Notes	26	December 2025	2,849,525	2,839,484	(10,041)
U.S. Treasury 10 Year Notes	78	December 2025	8,872,681	8,788,406	(84,275)
U.S. Treasury 10 Year Ultra Bonds	36	December 2025	4,152,225	4,157,438	5,213
U.S. Treasury Long Bonds	200	December 2025	22,976,775	23,462,500	485,725
U.S. Treasury Ultra Bonds	162	December 2025	19,170,868	19,647,562	476,694
Yen Denominated Nikkei 225 Index	177	December 2025	24,358,918	30,031,195	5,672,277
Total Long Contracts					9,262,721
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Income Builder Fund

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
Canada 5 Year Bonds	(116)	December 2025	$ (9,424,269)	$ (9,549,292)	$ (125,023)
FTSE 100 Index	(151)	December 2025	(18,514,256)	(19,333,013)	(818,757)
U.S. Treasury 2 Year Notes	(20)	December 2025	(4,166,300)	(4,164,844)	1,456
Total Short Contracts					(942,324)
Net Unrealized Appreciation					$ 8,320,397

1.	As of October 31, 2025, cash in the amount of $11,580,104 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
JPY—Japanese Yen
MSCI—Morgan Stanley Capital International
MSCR—Multifamily Structured Credit Risk
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
UYU—Uruguay Peso
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments October 31, 2025†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 48,580,121	$ —	$ 48,580,121
Corporate Bonds	—	117,693,384	—	117,693,384
Foreign Government Bonds	—	9,538,333	—	9,538,333
Loan Assignments	—	4,122,778	—	4,122,778
Mortgage-Backed Securities	—	126,934,221	—	126,934,221
U.S. Government & Federal Agencies	—	90,166,116	—	90,166,116
Total Long-Term Bonds	—	397,034,953	—	397,034,953
Common Stocks	639,534,918	—	—	639,534,918
Short-Term Investments
Affiliated Investment Company	12,098,929	—	—	12,098,929
Unaffiliated Investment Company	4,030,460	—	—	4,030,460
Total Short-Term Investments	16,129,389	—	—	16,129,389
Total Investments in Securities	655,664,307	397,034,953	—	1,052,699,260
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,595,763	—	1,595,763
Futures Contracts	9,483,285	—	—	9,483,285
Total Other Financial Instruments	9,483,285	1,595,763	—	11,079,048
Total Investments in Securities and Other Financial Instruments	$ 665,147,592	$ 398,630,716	$ —	$ 1,063,778,308
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (616,229)	$ —	$ (616,229)
Futures Contracts	(1,162,888)	—	—	(1,162,888)
Total Other Financial Instruments	$ (1,162,888)	$ (616,229)	$ —	$ (1,779,117)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Income Builder Fund

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $811,527,565) including securities on loan of $8,367,875	$1,040,600,331
Investment in affiliated investment companies, at value (identified cost $12,098,929)	12,098,929
Cash	62,089
Cash denominated in foreign currencies (identified cost $1,768)	1,768
Cash collateral on deposit at broker for futures contracts	11,580,104
Receivables:
Dividends and interest	5,043,152
Investment securities sold	4,223,361
Variation margin on futures contracts	2,072,072
Fund shares sold	490,435
Securities lending	4,066
Unrealized appreciation on foreign currency forward contracts	1,595,763
Other assets	105,219
Total assets	1,077,877,289
Liabilities
Cash collateral received for securities on loan	4,030,460
Payables:
Investment securities purchased	1,000,389
Fund shares redeemed	702,548
Manager (See Note 3)	574,197
Transfer agent (See Note 3)	202,050
NYLIFE Distributors (See Note 3)	182,509
Custodian	16,818
Professional fees	11,150
Shareholder communication	2,689
Trustees	1,245
Accrued expenses	801
Distributions payable	137,333
Unrealized depreciation on foreign currency forward contracts	616,229
Total liabilities	7,478,418
Net assets	$1,070,398,871
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$470,750
Additional paid-in-capital	864,981,415
865,452,165
Total distributable earnings (loss)	204,946,706
Net assets	$1,070,398,871
Class A
Net assets applicable to outstanding shares	$716,309,613
Shares of beneficial interest outstanding	31,612,635
Net asset value per share outstanding	$22.66
Maximum sales charge (3.00% of offering price)	0.70
Maximum offering price per share outstanding	$23.36
Investor Class
Net assets applicable to outstanding shares	$54,202,476
Shares of beneficial interest outstanding	2,389,486
Net asset value per share outstanding	$22.68
Maximum sales charge (2.50% of offering price)	0.58
Maximum offering price per share outstanding	$23.26
Class C
Net assets applicable to outstanding shares	$21,598,772
Shares of beneficial interest outstanding	945,972
Net asset value and offering price per share outstanding	$22.83
Class I
Net assets applicable to outstanding shares	$271,080,413
Shares of beneficial interest outstanding	11,812,851
Net asset value and offering price per share outstanding	$22.95
Class R6
Net assets applicable to outstanding shares	$7,098,891
Shares of beneficial interest outstanding	309,255
Net asset value and offering price per share outstanding	$22.95
SIMPLE Class
Net assets applicable to outstanding shares	$108,706
Shares of beneficial interest outstanding	4,794
Net asset value and offering price per share outstanding	$22.68

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Interest	$21,170,741
Dividends-unaffiliated (net of foreign tax withholding of $843,585)	19,209,250
Dividends-affiliated	565,260
Securities lending, net	78,098
Total income	41,023,349
Expenses
Manager (See Note 3)	6,553,516
Distribution/Service—Class A (See Note 3)	1,706,837
Distribution/Service—Investor Class (See Note 3)	140,526
Distribution/Service—Class B (See Note 3)(a)	1,677
Distribution/Service—Class C (See Note 3)	278,629
Distribution/Service—SIMPLE Class (See Note 3)	459
Transfer agent (See Note 3)	1,158,971
Professional fees	188,016
Registration	114,698
Custodian	94,164
Shareholder communication	32,710
Trustees	26,627
Miscellaneous	76,171
Total expenses before waiver/reimbursement	10,373,001
Expense waiver/reimbursement from Manager (See Note 3)	(34,111)
Net expenses	10,338,890
Net investment income (loss)	30,684,459
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	61,772,463
Futures transactions	(1,436,591)
Foreign currency transactions	(648,045)
Foreign currency forward transactions	2,954,598
Net realized gain (loss)	62,642,425
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	32,102,221
Futures contracts	8,274,234
Foreign currency forward contracts	(1,336,894)
Translation of other assets and liabilities in foreign currencies	(1,063,905)
Net change in unrealized appreciation (depreciation)	37,975,656
Net realized and unrealized gain (loss)	100,618,081
Net increase (decrease) in net assets resulting from operations	$131,302,540

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Income Builder Fund

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$30,684,459	$31,999,065
Net realized gain (loss)	62,642,425	32,358,867
Net change in unrealized appreciation (depreciation)	37,975,656	178,036,334
Net increase (decrease) in net assets resulting from operations	131,302,540	242,394,266
Distributions to shareholders:
Class A	(18,331,715)	(20,529,948)
Investor Class	(1,383,035)	(1,752,454)
Class B(a)	(2,911)	(59,811)
Class C	(494,794)	(958,749)
Class I	(7,643,091)	(8,838,140)
Class R2(b)	—	(7,434)
Class R3(b)	—	(21,095)
Class R6	(186,464)	(152,867)
SIMPLE Class	(2,321)	(1,729)
	(28,044,331)	(32,322,227)
Distributions to shareholders from return of capital:
Class A	(1,713,897)	—
Investor Class	(129,305)	—
Class B(a)	(272)	—
Class C	(46,260)	—
Class I	(714,580)	—
Class R6	(17,433)	—
SIMPLE Class	(217)	—
	(2,621,964)	—
Total distributions to shareholders	(30,666,295)	(32,322,227)
Capital share transactions:
Net proceeds from sales of shares	81,841,867	76,285,864
Net asset value of shares issued to shareholders in reinvestment of distributions	28,546,417	30,065,701
Cost of shares redeemed	(196,776,302)	(229,282,527)
Increase (decrease) in net assets derived from capital share transactions	(86,388,018)	(122,930,962)
Net increase (decrease) in net assets	14,248,227	87,141,077
	2025	2024
Net Assets
Beginning of year	$1,056,150,644	$969,009,567
End of year	$1,070,398,871	$1,056,150,644

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$20.58	$16.77	$16.97	$21.75	$18.61
Net investment income (loss) (a)	0.62	0.59	0.53	0.42	0.43
Net realized and unrealized gain (loss)	2.08	3.82	(0.23)	(3.63)	3.22
Total from investment operations	2.70	4.41	0.30	(3.21)	3.65
Less distributions:
From net investment income	(0.57)	(0.60)	(0.50)	(0.42)	(0.51)
From net realized gain on investments	—	—	—	(1.14)	—
Return of capital	(0.05)	—	—	(0.01)	—
Total distributions	(0.62)	(0.60)	(0.50)	(1.57)	(0.51)
Net asset value at end of year	$22.66	$20.58	$16.77	$16.97	$21.75
Total investment return (b)	13.39%	26.59%	1.66%	(15.75)%	19.74%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.93%	3.06%	2.96%	2.24%	2.04%
Net expenses (c)	1.02%	1.02%	1.03%	1.02%	0.99%
Portfolio turnover rate	50%	41%	56%	61%	57%(d)
Net assets at end of year (in 000’s)	$716,310	$688,503	$595,905	$664,734	$818,764

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$20.60	$16.78	$16.99	$21.77	$18.62
Net investment income (loss) (a)	0.57	0.55	0.48	0.39	0.40
Net realized and unrealized gain (loss)	2.08	3.82	(0.23)	(3.63)	3.22
Total from investment operations	2.65	4.37	0.25	(3.24)	3.62
Less distributions:
From net investment income	(0.52)	(0.55)	(0.46)	(0.39)	(0.47)
From net realized gain on investments	—	—	—	(1.14)	—
Return of capital	(0.05)	—	—	(0.01)	—
Total distributions	(0.57)	(0.55)	(0.46)	(1.54)	(0.47)
Net asset value at end of year	$22.68	$20.60	$16.78	$16.99	$21.77
Total investment return (b)	13.09%	26.31%	1.35%	(15.89)%	19.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.68%	2.82%	2.72%	2.05%	1.88%
Net expenses (c)	1.28%	1.28%	1.28%	1.20%	1.18%
Expenses (before waiver/reimbursement)	1.32%	1.30%	1.29%	1.20%	1.18%
Portfolio turnover rate	50%	41%	56%	61%	57%(d)
Net assets at end of year (in 000's)	$54,202	$58,043	$56,415	$60,808	$77,887

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Income Builder Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$20.73	$16.88	$17.08	$21.88	$18.71
Net investment income (loss) (a)	0.41	0.40	0.35	0.25	0.24
Net realized and unrealized gain (loss)	2.09	3.85	(0.23)	(3.66)	3.24
Total from investment operations	2.50	4.25	0.12	(3.41)	3.48
Less distributions:
From net investment income	(0.36)	(0.40)	(0.32)	(0.24)	(0.31)
From net realized gain on investments	—	—	—	(1.14)	—
Return of capital	(0.04)	—	—	(0.01)	—
Total distributions	(0.40)	(0.40)	(0.32)	(1.39)	(0.31)
Net asset value at end of year	$22.83	$20.73	$16.88	$17.08	$21.88
Total investment return (b)	12.24%	25.36%	0.63%	(16.55)%	18.68%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.95%	2.09%	1.98%	1.29%	1.13%
Net expenses (c)	2.03%	2.03%	2.03%	1.95%	1.93%
Expenses (before waiver/reimbursement)	2.07%	2.06%	2.04%	1.95%	1.93%
Portfolio turnover rate	50%	41%	56%	61%	57%(d)
Net assets at end of year (in 000’s)	$21,599	$36,161	$49,577	$76,894	$132,596

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$20.83	$16.97	$17.17	$21.99	$18.80
Net investment income (loss) (a)	0.68	0.65	0.58	0.48	0.49
Net realized and unrealized gain (loss)	2.11	3.86	(0.23)	(3.68)	3.26
Total from investment operations	2.79	4.51	0.35	(3.20)	3.75
Less distributions:
From net investment income	(0.61)	(0.65)	(0.55)	(0.47)	(0.56)
From net realized gain on investments	—	—	—	(1.14)	—
Return of capital	(0.06)	—	—	(0.01)	—
Total distributions	(0.67)	(0.65)	(0.55)	(1.62)	(0.56)
Net asset value at end of year	$22.95	$20.83	$16.97	$17.17	$21.99
Total investment return (b)	13.70%	26.88%	1.89%	(15.55)%	20.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.18%	3.31%	3.22%	2.48%	2.30%
Net expenses (c)	0.77%	0.77%	0.78%	0.77%	0.74%
Portfolio turnover rate	50%	41%	56%	61%	57%(d)
Net assets at end of year (in 000’s)	$271,080	$267,503	$255,677	$339,868	$505,806

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$20.84	$16.97	$17.17	$21.99	$18.80
Net investment income (loss) (a)	0.70	0.67	0.58	0.49	0.51
Net realized and unrealized gain (loss)	2.10	3.87	(0.22)	(3.67)	3.26
Total from investment operations	2.80	4.54	0.36	(3.18)	3.77
Less distributions:
From net investment income	(0.63)	(0.67)	(0.56)	(0.49)	(0.58)
From net realized gain on investments	—	—	—	(1.14)	—
Return of capital	(0.06)	—	—	(0.01)	—
Total distributions	(0.69)	(0.67)	(0.56)	(1.64)	(0.58)
Net asset value at end of year	$22.95	$20.84	$16.97	$17.17	$21.99
Total investment return (b)	13.79%	27.05%	1.98%	(15.48)%	20.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.26%	3.40%	3.27%	2.57%	2.38%
Net expenses (c)	0.69%	0.68%	0.69%	0.68%	0.66%
Portfolio turnover rate	50%	41%	56%	61%	57%(d)
Net assets at end of year (in 000’s)	$7,099	$5,050	$3,807	$89,692	$109,387

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.

	Year Ended October 31,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$20.59	$16.78	$16.99	$21.78	$18.62
Net investment income (loss) (a)	0.56	0.55	0.47	0.20	0.34
Net realized and unrealized gain (loss)	2.10	3.82	(0.23)	(3.50)	3.24
Total from investment operations	2.66	4.37	0.24	(3.30)	3.58
Less distributions:
From net investment income	(0.52)	(0.56)	(0.45)	(0.34)	(0.42)
From net realized gain on investments	—	—	—	(1.14)	—
Return of capital	(0.05)	—	—	(0.01)	—
Total distributions	(0.57)	(0.56)	(0.45)	(1.49)	(0.42)
Net asset value at end of year	$22.68	$20.59	$16.78	$16.99	$21.78
Total investment return (b)	13.15%	26.28%	1.31%	(16.10)%	19.26%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.66%	2.80%	2.65%	1.06%	1.61%
Net expenses (c)	1.28%	1.27%	1.32%	1.45%	1.43%
Portfolio turnover rate	50%	41%	56%	61%	57%(d)
Net assets at end of year (in 000’s)	$109	$72	$36	$34	$29

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Income Builder Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Income Builder Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	February 28, 2018
SIMPLE Class	August 31, 2020
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income consistent with reasonable opportunity for future growth of capital and income.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions;

29

Notes to Financial Statements (continued)
providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which

30	NYLI Income Builder Fund

there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or
31

Notes to Financial Statements (continued)
expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities, to the extent the Fund held any such securities during the year ended October 31, 2025, is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market

32	NYLI Income Builder Fund

value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential
33

Notes to Financial Statements (continued)
operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A.,
("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(M) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2025, are shown in the Portfolio of Investments.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Fund may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt

34	NYLI Income Builder Fund

securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(O) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and
Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(P) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into Treasury futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities. The Fund also entered into domestic and foreign equity index futures contracts to increase the equity sensitivity to the Fund.
Foreign currency forward contracts were used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
35

Notes to Financial Statements (continued)
Fair value of derivative instruments as of October 31, 2025:
Asset Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$8,514,197	$969,088	$9,483,285
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	1,595,763	—	—	1,595,763
Total Fair Value	$1,595,763	$8,514,197	$969,088	$11,079,048

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(943,549)	$(219,339)	$(1,162,888)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(616,229)	—	—	(616,229)
Total Fair Value	$(616,229)	$(943,549)	$(219,339)	$(1,779,117)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$2,351,885	$(3,788,476)	$(1,436,591)
Forward Transactions	2,954,598	—	—	2,954,598
Total Net Realized Gain (Loss)	$2,954,598	$2,351,885	$(3,788,476)	$1,518,007

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$4,016,990	$4,257,244	$8,274,234
Forward Contracts	(1,336,894)	—	—	(1,336,894)
Total Net Change in Unrealized Appreciation (Depreciation)	$(1,336,894)	$4,016,990	$4,257,244	$6,937,340

Average Notional Amount	Total
Futures Contracts Long	$207,198,224
Futures Contracts Short	$(74,560,124)
Forward Contracts Long	$51,643,453
Forward Contracts Short	$(45,862,888)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund.
Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, MacKay Shields LLC ("MacKay Shields" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the fixed-income portion of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, Epoch Investment Partners, Inc. (“Epoch” or “Subadvisor” and, together with MacKay Shields, the “Subadvisors”), a registered investment adviser, also serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the equity
36	NYLI Income Builder Fund

portion of the Fund. Asset allocation decisions for the Fund are made by a committee chaired by New York Life Investments in collaboration with MacKay Shields. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.64% up to $500 million; 0.60% from $500 million to $1 billion; 0.575% from $1 billion to $5 billion; and 0.565% in excess of $5 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the year ended October 31, 2025, the effective management fee rate was 0.63%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets.
In addition, New York Life Investments waived fees and/or reimbursed expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares did not exceed those of Class I.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $6,553,516 and waived fees and/or reimbursed expenses in the amount of $34,111 and paid MacKay Shields and Epoch fees of $1,227,006 and $2,066,292, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor
Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Distributor receives a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class shares Plans, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I  and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $18,959 and $1,705, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2025, of $16,805, $2 and $890, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by
37

Notes to Financial Statements (continued)
the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$597,351	$—
Investor Class	219,082	(22,349)
Class B*	655	(93)
Class C	109,189	(11,669)
Class I	232,350	—
Class R6	254	—
SIMPLE Class	90	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$41,910	0.6%
SIMPLE Class	34,923	32.1
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$826,935,235	$240,636,404	$(14,977,621)	$225,658,783
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(15,405,814)	$(137,333)	$220,489,853	$204,946,706
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments, mark to market of futures, partnership and cumulative bond amortization adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$1,348	$(1,348)
The reclassifications for the Fund are primarily due to partnerships.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $15,405,814, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$15,406	$—
The Fund utilized $72,478,844 of capital loss carryforwards during the year ended October 31, 2025.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$28,044,331	$32,322,227
Return of Capital	2,621,964	—
Total	$30,666,295	$32,322,227

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.

38	NYLI Income Builder Fund

Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of U.S. government securities were $153,697 and $113,622, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $346,898 and $464,095, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,448,737	$51,880,949
Shares issued to shareholders in reinvestment of distributions	908,560	19,157,325
Shares redeemed	(5,594,058)	(118,033,514)
Net increase (decrease) in shares outstanding before conversion	(2,236,761)	(46,995,240)
Shares converted into Class A (See Note 1)	403,039	8,642,809
Shares converted from Class A (See Note 1)	(16,687)	(344,381)
Net increase (decrease)	(1,850,409)	$(38,696,812)
Year ended October 31, 2024:
Shares sold	2,454,413	$48,033,055
Shares issued to shareholders in reinvestment of distributions	1,011,992	19,627,334
Shares redeemed	(6,118,609)	(117,666,468)
Net increase (decrease) in shares outstanding before conversion	(2,652,204)	(50,006,079)
Shares converted into Class A (See Note 1)	585,597	11,710,224
Shares converted from Class A (See Note 1)	(10,072)	(200,240)
Net increase (decrease)	(2,076,679)	$(38,496,095)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	56,132	$1,182,704
Shares issued to shareholders in reinvestment of distributions	71,188	1,500,546
Shares redeemed	(259,648)	(5,477,079)
Net increase (decrease) in shares outstanding before conversion	(132,328)	(2,793,829)
Shares converted into Investor Class (See Note 1)	31,517	660,162
Shares converted from Investor Class (See Note 1)	(327,613)	(7,070,037)
Net increase (decrease)	(428,424)	$(9,203,704)
Year ended October 31, 2024:
Shares sold	97,666	$1,883,386
Shares issued to shareholders in reinvestment of distributions	89,989	1,743,709
Shares redeemed	(322,006)	(6,258,958)
Net increase (decrease) in shares outstanding before conversion	(134,351)	(2,631,863)
Shares converted into Investor Class (See Note 1)	54,374	1,051,265
Shares converted from Investor Class (See Note 1)	(463,179)	(9,309,403)
Net increase (decrease)	(543,156)	$(10,890,001)

39

Notes to Financial Statements (continued)
Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	152	$3,181
Shares redeemed	(3,559)	(73,969)
Net increase (decrease) in shares outstanding before conversion	(3,407)	(70,788)
Shares converted from Class B (See Note 1)	(35,983)	(755,523)
Net increase (decrease)	(39,390)	$(826,311)
Year ended October 31, 2024:
Shares sold	122	$2,284
Shares issued to shareholders in reinvestment of distributions	2,936	56,468
Shares redeemed	(101,878)	(2,005,507)
Net increase (decrease) in shares outstanding before conversion	(98,820)	(1,946,755)
Shares converted from Class B (See Note 1)	(111,652)	(2,184,355)
Net increase (decrease)	(210,472)	$(4,131,110)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	49,260	$1,045,660
Shares issued to shareholders in reinvestment of distributions	24,607	519,248
Shares redeemed	(804,557)	(17,059,783)
Net increase (decrease) in shares outstanding before conversion	(730,690)	(15,494,875)
Shares converted from Class C (See Note 1)	(68,094)	(1,433,053)
Net increase (decrease)	(798,784)	$(16,927,928)
Year ended October 31, 2024:
Shares sold	51,530	$996,756
Shares issued to shareholders in reinvestment of distributions	47,663	922,929
Shares redeemed	(1,219,646)	(23,957,108)
Net increase (decrease) in shares outstanding before conversion	(1,120,453)	(22,037,423)
Shares converted from Class C (See Note 1)	(71,444)	(1,422,695)
Net increase (decrease)	(1,191,897)	$(23,460,118)

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,153,400	$24,645,114
Shares issued to shareholders in reinvestment of distributions	339,122	7,241,952
Shares redeemed	(2,537,328)	(54,344,157)
Net increase (decrease) in shares outstanding before conversion	(1,044,806)	(22,457,091)
Shares converted into Class I (See Note 1)	21,223	441,566
Shares converted from Class I (See Note 1)	(6,438)	(141,543)
Net increase (decrease)	(1,030,021)	$(22,157,068)
Year ended October 31, 2024:
Shares sold	1,207,978	$23,691,973
Shares issued to shareholders in reinvestment of distributions	387,514	7,605,581
Shares redeemed	(3,839,733)	(74,182,667)
Net increase (decrease) in shares outstanding before conversion	(2,244,241)	(42,885,113)
Shares converted into Class I (See Note 1)	23,738	471,496
Shares converted from Class I (See Note 1)	(5,782)	(115,865)
Net increase (decrease)	(2,226,285)	$(42,529,482)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	377	$6,824
Shares issued to shareholders in reinvestment of distributions	305	5,634
Shares redeemed	(53,390)	(1,012,078)
Net increase (decrease)	(52,708)	$(999,620)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	5,786	$104,313
Shares issued to shareholders in reinvestment of distributions	1,111	20,498
Shares redeemed	(154,949)	(2,948,093)
Net increase (decrease) in shares outstanding before conversion	(148,052)	(2,823,282)
Shares converted from Class R3 (See Note 1)	(23)	(427)
Net increase (decrease)	(148,075)	$(2,823,709)

40	NYLI Income Builder Fund

Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	142,873	$3,023,731
Shares issued to shareholders in reinvestment of distributions	5,677	121,627
Shares redeemed	(81,679)	(1,753,876)
Net increase (decrease)	66,871	$1,391,482
Year ended October 31, 2024:
Shares sold	78,082	$1,543,145
Shares issued to shareholders in reinvestment of distributions	4,151	81,819
Shares redeemed	(64,148)	(1,251,648)
Net increase (decrease)	18,085	$373,316

SIMPLE Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	2,944	$63,709
Shares issued to shareholders in reinvestment of distributions	121	2,538
Shares redeemed	(1,775)	(33,924)
Net increase (decrease)	1,290	$32,323
Year ended October 31, 2024:
Shares sold	1,282	$24,128
Shares issued to shareholders in reinvestment of distributions	89	1,729
Net increase (decrease)	1,371	$25,857

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
41

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Income Builder Fund (the Fund), one of the funds constituting the New York Life Investments Funds, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, the transfer agent, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
42	NYLI Income Builder Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2025, the Fund designated approximately $19,568,656 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 41.92% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
43

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
44

NYLI WMC Value Fund

Annual Report - Financial Statements and Other Information
October 31, 2025

Portfolio of Investments October 31, 2025†^
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 1.5%
L3Harris Technologies, Inc.	49,285	$ 14,248,294
Automobile Components 1.3%
Gentex Corp.	495,895	11,628,738
Banks 8.5%
JPMorgan Chase & Co.	123,313	38,365,141
M&T Bank Corp.	79,630	14,641,568
PNC Financial Services Group, Inc. (The)	75,451	13,773,580
Regions Financial Corp.	524,967	12,704,201
		79,484,490
Beverages 1.4%
Keurig Dr Pepper, Inc.	492,565	13,378,066
Biotechnology 1.7%
Gilead Sciences, Inc.	133,241	15,960,939
Building Products 1.6%
Johnson Controls International plc	127,729	14,610,920
Capital Markets 8.4%
Ares Management Corp.	65,107	9,682,062
KKR & Co., Inc.	99,959	11,828,148
LPL Financial Holdings, Inc.	41,115	15,513,101
Morgan Stanley	96,536	15,831,904
Nasdaq, Inc.	135,443	11,579,022
Raymond James Financial, Inc.	86,949	13,796,198
		78,230,435
Chemicals 1.0%
Axalta Coating Systems Ltd. (a)	316,041	8,997,687
Communications Equipment 3.1%
Cisco Systems, Inc.	287,771	21,038,938
F5, Inc. (a)	31,829	8,054,328
		29,093,266
Consumer Staples Distribution & Retail 1.4%
U.S. Foods Holding Corp. (a)	179,728	13,051,847
Diversified Consumer Services 1.3%
H&R Block, Inc.	246,128	12,242,407
	Shares	Value

Electric Utilities 1.5%
American Electric Power Co., Inc.	118,147	$ 14,208,357
Electrical Equipment 1.5%
Emerson Electric Co.	103,154	14,397,204
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	129,808	11,563,297
Food Products 1.8%
Archer-Daniels-Midland Co.	271,126	16,411,257
Gas Utilities 1.5%
Atmos Energy Corp.	83,363	14,315,094
Ground Transportation 1.2%
Knight-Swift Transportation Holdings, Inc.	251,152	11,331,978
Health Care Providers & Services 4.1%
Elevance Health, Inc.	49,665	15,753,738
UnitedHealth Group, Inc.	65,147	22,251,609
		38,005,347
Industrial Conglomerates 1.3%
3M Co.	69,978	11,651,337
Insurance 8.0%
American International Group, Inc.	213,849	16,885,517
Chubb Ltd.	50,454	13,972,731
Marsh & McLennan Cos., Inc.	80,720	14,380,268
MetLife, Inc.	198,306	15,828,785
Progressive Corp. (The)	67,065	13,815,390
		74,882,691
Interactive Media & Services 4.8%
Alphabet, Inc., Class C	159,585	44,974,245
IT Services 1.6%
Amdocs Ltd.	178,351	15,027,855
Machinery 2.7%
Middleby Corp. (The) (a)	79,719	9,903,492
PACCAR, Inc.	157,868	15,534,211
		25,437,703
Metals & Mining 1.4%
Freeport-McMoRan, Inc.	315,678	13,163,773

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
Multi-Utilities 3.2%
Sempra	190,788	$ 17,541,049
WEC Energy Group, Inc.	109,820	12,270,188
		29,811,237
Oil, Gas & Consumable Fuels 7.3%
Antero Resources Corp. (a)	436,242	13,484,240
ConocoPhillips	145,957	12,969,739
Coterra Energy, Inc.	556,461	13,165,867
Marathon Petroleum Corp.	75,289	14,674,579
Targa Resources Corp.	91,336	14,069,398
		68,363,823
Personal Care Products 1.3%
Unilever plc, Sponsored ADR (b)	195,953	11,794,411
Pharmaceuticals 10.6%
AstraZeneca plc, Sponsored ADR	119,613	9,856,111
Eli Lilly & Co.	15,468	13,346,718
Johnson & Johnson	144,654	27,320,801
Merck & Co., Inc.	260,622	22,408,280
Pfizer, Inc.	688,124	16,962,257
Roche Holding AG	27,161	8,738,096
		98,632,263
Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	25,898	9,572,678
NXP Semiconductors NV	68,454	14,315,100
		23,887,778
Specialized REITs 2.9%
Crown Castle, Inc.	163,646	14,764,142
Gaming and Leisure Properties, Inc.	280,617	12,532,355
		27,296,497
Specialty Retail 3.0%
Dick's Sporting Goods, Inc.	61,290	13,572,670
GCI Liberty, Inc. (a)(c)(d)	15,319	—
Industria de Diseno Textil SA, ADR	1,019,211	14,065,112
		27,637,782
Technology Hardware, Storage & Peripherals 1.3%
NetApp, Inc.	102,481	12,070,212
Trading Companies & Distributors 1.4%
Ferguson Enterprises, Inc.	53,797	13,368,555
	Shares	Value

Wireless Telecommunication Services 1.5%
T-Mobile US, Inc.	66,697	$ 14,009,705
Total Common Stocks (Cost $737,934,924)		923,169,490
Short-Term Investments 2.0%
Affiliated Investment Company 1.2%
NYLI U.S. Government Liquidity Fund, 3.895% (e)	11,371,542	11,371,542
Unaffiliated Investment Company 0.8%
Invesco Government & Agency Portfolio, 4.083% (e)(f)	7,265,758	7,265,758
Total Short-Term Investments (Cost $18,637,300)		18,637,300
Total Investments (Cost $756,572,224)	100.9%	941,806,790
Other Assets, Less Liabilities	(0.9)	(7,946,130)
Net Assets	100.0%	$ 933,860,660

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2025, the aggregate market value of securities on loan was $7,025,317. The Fund received cash collateral with a value of $7,265,758. (See Note 2(H))
(c)	Illiquid security—As of October 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of October 31, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Value Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 14,779	$ 215,459	$ (218,866)	$ —	$ —	$ 11,372	$ 462	$ —	11,372

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 923,169,490	$ —	$ —	$ 923,169,490
Short-Term Investments
Affiliated Investment Company	11,371,542	—	—	11,371,542
Unaffiliated Investment Company	7,265,758	—	—	7,265,758
Total Short-Term Investments	18,637,300	—	—	18,637,300
Total Investments in Securities	$ 941,806,790	$ —	$ —	$ 941,806,790

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $745,200,682) including securities on loan of $7,025,317	$930,435,248
Investment in affiliated investment companies, at value (identified cost $11,371,542)	11,371,542
Cash	67,614
Receivables:
Dividends	932,581
Fund shares sold	253,407
Securities lending	799
Other assets	63,473
Total assets	943,124,664
Liabilities
Cash collateral received for securities on loan	7,265,758
Payables:
Fund shares redeemed	826,323
Manager (See Note 3)	522,007
Investment securities purchased	377,173
NYLIFE Distributors (See Note 3)	137,757
Transfer agent (See Note 3)	112,726
Professional fees	7,924
Custodian	3,735
Trustees	1,200
Shareholder communication	561
Accrued expenses	8,840
Total liabilities	9,264,004
Net assets	$933,860,660
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$286,524
Additional paid-in-capital	689,565,746
689,852,270
Total distributable earnings (loss)	244,008,390
Net assets	$933,860,660
Class A
Net assets applicable to outstanding shares	$535,667,554
Shares of beneficial interest outstanding	16,795,021
Net asset value per share outstanding	$31.89
Maximum sales charge (5.50% of offering price)	1.86
Maximum offering price per share outstanding	$33.75
Investor Class
Net assets applicable to outstanding shares	$43,263,262
Shares of beneficial interest outstanding	1,356,112
Net asset value per share outstanding	$31.90
Maximum sales charge (5.00% of offering price)	1.68
Maximum offering price per share outstanding	$33.58
Class C
Net assets applicable to outstanding shares	$15,168,491
Shares of beneficial interest outstanding	707,016
Net asset value and offering price per share outstanding	$21.45
Class I
Net assets applicable to outstanding shares	$119,469,510
Shares of beneficial interest outstanding	3,440,410
Net asset value and offering price per share outstanding	$34.73
Class R6
Net assets applicable to outstanding shares	$220,291,843
Shares of beneficial interest outstanding	6,353,869
Net asset value and offering price per share outstanding	$34.67

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Value Fund

Statement of Operations for the year ended October 31, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $183,621)	$22,397,282
Dividends-affiliated	462,340
Securities lending, net	43,614
Total income	22,903,236
Expenses
Manager (See Note 3)	6,371,892
Distribution/Service—Class A (See Note 3)	1,351,194
Distribution/Service—Investor Class (See Note 3)	116,790
Distribution/Service—Class B (See Note 3)(a)	2,370
Distribution/Service—Class C (See Note 3)	183,779
Transfer agent (See Note 3)	673,369
Professional fees	131,635
Registration	96,427
Shareholder communication	41,219
Custodian	27,469
Trustees	24,695
Miscellaneous	45,486
Total expenses before waiver/reimbursement	9,066,325
Expense waiver/reimbursement from Manager (See Note 3)	(92,419)
Net expenses	8,973,906
Net investment income (loss)	13,929,330
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	58,152,871
Foreign currency transactions	(972)
Net realized gain (loss)	58,151,899
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(4,641,224)
Translation of other assets and liabilities in foreign currencies	12,361
Net change in unrealized appreciation (depreciation)	(4,628,863)
Net realized and unrealized gain (loss)	53,523,036
Net increase (decrease) in net assets resulting from operations	$67,452,366

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended October 31, 2025 and October 31, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,929,330	$14,144,633
Net realized gain (loss)	58,151,899	34,769,785
Net change in unrealized appreciation (depreciation)	(4,628,863)	174,201,768
Net increase (decrease) in net assets resulting from operations	67,452,366	223,116,186
Distributions to shareholders:
Class A	(27,692,804)	(23,214,849)
Investor Class	(2,310,009)	(2,278,800)
Class B(a)	(75,080)	(261,360)
Class C	(1,341,583)	(904,378)
Class I	(6,612,204)	(6,606,035)
Class R1(b)	—	(8,014)
Class R2(b)	—	(47,287)
Class R3(b)	—	(67,522)
Class R6	(12,019,193)	(9,612,608)
Total distributions to shareholders	(50,050,873)	(43,000,853)
Capital share transactions:
Net proceeds from sales of shares	34,132,181	91,639,894
Net asset value of shares issued to shareholders in reinvestment of distributions	49,012,102	42,053,588
Cost of shares redeemed	(185,885,576)	(191,194,509)
Increase (decrease) in net assets derived from capital share transactions	(102,741,293)	(57,501,027)
Net increase (decrease) in net assets	(85,339,800)	122,614,306
Net Assets
Beginning of year	1,019,200,460	896,586,154
End of year	$933,860,660	$1,019,200,460

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Value Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$31.28	$25.98	$28.11	$55.21	$39.49
Net investment income (loss) (a)	0.41	0.39	0.39	0.36	0.30
Net realized and unrealized gain (loss)	1.77	6.18	(0.94)	(1.68)	17.09
Total from investment operations	2.18	6.57	(0.55)	(1.32)	17.39
Less distributions:
From net investment income	(0.44)	(0.40)	(0.42)	(0.38)	(0.25)
From net realized gain on investments	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)
Total distributions	(1.57)	(1.27)	(1.58)	(25.78)	(1.67)
Net asset value at end of year	$31.89	$31.28	$25.98	$28.11	$55.21
Total investment return (b)	7.20%	26.13%	(2.17)%	(2.68)%	45.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.35%	1.36%	1.42%	1.21%	0.60%
Net expenses (c)	1.02%	1.02%	1.03%(d)	1.02%(d)	1.06%
Portfolio turnover rate	43%	36%	29%	37%	23%
Net assets at end of year (in 000’s)	$535,668	$556,206	$485,177	$522,937	$547,299

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$31.27	$25.96	$28.09	$55.08	$39.40
Net investment income (loss) (a)	0.35	0.33	0.31	0.29	0.14
Net realized and unrealized gain (loss)	1.76	6.18	(0.93)	(1.69)	17.09
Total from investment operations	2.11	6.51	(0.62)	(1.40)	17.23
Less distributions:
From net investment income	(0.35)	(0.33)	(0.35)	(0.19)	(0.13)
From net realized gain on investments	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)
Total distributions	(1.48)	(1.20)	(1.51)	(25.59)	(1.55)
Net asset value at end of year	$31.90	$31.27	$25.96	$28.09	$55.08
Total investment return (b)	6.98%	25.82%	(2.43)%	(2.91)%	44.73%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.15%	1.14%	1.16%	0.97%	0.28%
Net expenses (c)	1.23%	1.27%	1.30%(d)	1.26%(d)	1.36%
Portfolio turnover rate	43%	36%	29%	37%	23%
Net assets at end of year (in 000's)	$43,263	$49,032	$50,024	$56,061	$66,193

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$21.58	$18.31	$20.30	$47.04	$33.98
Net investment income (loss) (a)	0.08	0.07	0.08	0.05	(0.21)
Net realized and unrealized gain (loss)	1.20	4.31	(0.66)	(1.39)	14.69
Total from investment operations	1.28	4.38	(0.58)	(1.34)	14.48
Less distributions:
From net investment income	(0.28)	(0.24)	(0.25)	—	—
From net realized gain on investments	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)
Total distributions	(1.41)	(1.11)	(1.41)	(25.40)	(1.42)
Net asset value at end of year	$21.45	$21.58	$18.31	$20.30	$47.04
Total investment return (b)	6.16%	24.93%	(3.18)%	(3.66)%	43.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.41%	0.34%	0.41%	0.22%	(0.50)%
Net expenses (c)	1.98%	2.02%	2.05%	2.00%	2.11%
Expenses (before waiver/reimbursement) (c)	1.98%	2.02%	2.05%(d)	2.01%	2.11%
Portfolio turnover rate	43%	36%	29%	37%	23%
Net assets at end of year (in 000’s)	$15,168	$20,290	$14,603	$14,564	$11,119

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$33.92	$28.06	$30.24	$57.43	$40.99
Net investment income (loss) (a)	0.56	0.53	0.51	0.48	0.30
Net realized and unrealized gain (loss)	1.92	6.69	(1.02)	(1.76)	17.91
Total from investment operations	2.48	7.22	(0.51)	(1.28)	18.21
Less distributions:
From net investment income	(0.54)	(0.49)	(0.51)	(0.51)	(0.35)
From net realized gain on investments	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)
Total distributions	(1.67)	(1.36)	(1.67)	(25.91)	(1.77)
Net asset value at end of year	$34.73	$33.92	$28.06	$30.24	$57.43
Total investment return (b)	7.54%	26.60%	(1.88)%	(2.37)%	45.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.67%	1.70%	1.76%	1.51%	0.61%
Net expenses (c)	0.70%	0.70%	0.70%	0.70%	0.82%
Expenses (before waiver/reimbursement) (c)	0.77%	0.77%	0.79%	0.77%	0.83%
Portfolio turnover rate	43%	36%	29%	37%	23%
Net assets at end of year (in 000’s)	$119,470	$136,450	$141,185	$137,117	$102,714

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Value Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,				April 26, 2021^ through October 31,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of period	$33.87	$28.02	$30.20	$57.42	$53.83**
Net investment income (loss) (a)	0.56	0.53	0.52	0.49	0.65
Net realized and unrealized gain (loss)	1.91	6.68	(1.03)	(1.77)	2.94
Total from investment operations	2.47	7.21	(0.51)	(1.28)	3.59
Less distributions:
From net investment income	(0.54)	(0.49)	(0.51)	(0.54)	—
From net realized gain on investments	(1.13)	(0.87)	(1.16)	(25.40)	—
Total distributions	(1.67)	(1.36)	(1.67)	(25.94)	—
Net asset value at end of period	$34.67	$33.87	$28.02	$30.20	$57.42
Total investment return (b)	7.56%	26.57%	(1.88)%	(2.37)%	6.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.67%	1.68%	1.77%	1.52%	1.25%††
Net expenses (c)	0.70%(d)	0.70%	0.70%	0.70%	0.72%††
Expenses (before waiver/reimbursement) (c)	0.70%	0.70%	0.71%	0.71%	0.72%††
Portfolio turnover rate	43%	36%	29%	37%	23%
Net assets at end of period (in 000’s)	$220,292	$255,987	$198,461	$272,274	$356,580

**	Based on the net asset value of Class I as of April 26, 2021.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized on January 9, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI WMC Value Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 9, 1999
Investor Class	February 28, 2008
Class C	June 9, 1999
Class I	January 21, 1971
Class R6	April 26, 2021
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term appreciation of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

12	NYLI WMC Value Fund

Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal
13

Notes to Financial Statements (continued)
conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisors might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisors reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

14	NYLI WMC Value Fund

(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum
15

Notes to Financial Statements (continued)
exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Under the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion. During the year ended October 31, 2025, the effective management fee rate was 0.66% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2025, New York Life Investments earned fees from the Fund in the amount of $6,371,892 and waived fees and/or reimbursed expenses in the amount of $92,419 and paid the Subadvisor fees in the amount of $2,613,103.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2025, were $45,184 and $3,175, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2025, of $4,604 and $272, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service

16	NYLI WMC Value Fund

Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$385,741	$—
Investor Class	133,802	—
Class B*	719	—
Class C	52,925	—
Class I	90,884	—
Class R6	9,298	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$34,778	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$764,652,766	$208,421,650	$(31,267,626)	$177,154,024
As of October 31, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$26,507,264	$40,321,909	$—	$177,179,217	$244,008,390
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(5,636,009)	$5,636,009
The reclassifications for the Fund are primarily due to treating a portion of the proceeds from redemptions as distributions for tax purposes.
During the years ended October 31, 2025 and October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$14,648,876	$13,969,127
Long-Term Capital Gains	35,401,997	29,031,726
Total	$50,050,873	$43,000,853
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
17

Notes to Financial Statements (continued)
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2025, purchases and sales of securities, other than short-term securities, were $409,723 and $542,928, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2025 and October 31, 2024, were as follows:
Class A	Shares	Amount
Year ended October 31, 2025:
Shares sold	733,876	$22,399,923
Shares issued to shareholders in reinvestment of distributions	880,836	26,874,695
Shares redeemed	(2,816,594)	(86,017,907)
Net increase (decrease) in shares outstanding before conversion	(1,201,882)	(36,743,289)
Shares converted into Class A (See Note 1)	224,969	6,942,287
Shares converted from Class A (See Note 1)	(6,861)	(207,081)
Net increase (decrease)	(983,774)	$(30,008,083)
Year ended October 31, 2024:
Shares sold	793,470	$22,837,194
Shares issued to shareholders in reinvestment of distributions	847,792	22,466,502
Shares redeemed	(2,986,045)	(85,779,337)
Net increase (decrease) in shares outstanding before conversion	(1,344,783)	(40,475,641)
Shares converted into Class A (See Note 1)	451,382	13,254,747
Shares converted from Class A (See Note 1)	(5,568)	(166,854)
Net increase (decrease)	(898,969)	$(27,387,748)

Investor Class	Shares	Amount
Year ended October 31, 2025:
Shares sold	26,367	$810,063
Shares issued to shareholders in reinvestment of distributions	75,403	2,305,062
Shares redeemed	(140,863)	(4,311,668)
Net increase (decrease) in shares outstanding before conversion	(39,093)	(1,196,543)
Shares converted into Investor Class (See Note 1)	11,286	353,348
Shares converted from Investor Class (See Note 1)	(184,338)	(5,716,366)
Net increase (decrease)	(212,145)	$(6,559,561)
Year ended October 31, 2024:
Shares sold	30,303	$870,535
Shares issued to shareholders in reinvestment of distributions	85,677	2,274,715
Shares redeemed	(157,615)	(4,531,262)
Net increase (decrease) in shares outstanding before conversion	(41,635)	(1,386,012)
Shares converted into Investor Class (See Note 1)	27,852	811,586
Shares converted from Investor Class (See Note 1)	(345,098)	(10,192,700)
Net increase (decrease)	(358,881)	$(10,767,126)

18	NYLI WMC Value Fund

Class B	Shares	Amount
Year ended October 31, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	3,631	$75,080
Shares redeemed	(1,889)	(38,291)
Net increase (decrease) in shares outstanding before conversion	1,742	36,789
Shares converted from Class B (See Note 1)	(58,996)	(1,216,625)
Net increase (decrease)	(57,254)	$(1,179,836)
Year ended October 31, 2024:
Shares sold	317	$6,322
Shares issued to shareholders in reinvestment of distributions	14,173	261,360
Shares redeemed	(29,277)	(585,844)
Net increase (decrease) in shares outstanding before conversion	(14,787)	(318,162)
Shares converted from Class B (See Note 1)	(173,957)	(3,487,962)
Net increase (decrease)	(188,744)	$(3,806,124)

Class C	Shares	Amount
Year ended October 31, 2025:
Shares sold	41,910	$892,205
Shares issued to shareholders in reinvestment of distributions	63,045	1,305,035
Shares redeemed	(320,852)	(6,598,773)
Net increase (decrease) in shares outstanding before conversion	(215,897)	(4,401,533)
Shares converted from Class C (See Note 1)	(17,209)	(359,726)
Net increase (decrease)	(233,106)	$(4,761,259)
Year ended October 31, 2024:
Shares sold	289,415	$5,818,202
Shares issued to shareholders in reinvestment of distributions	46,228	852,900
Shares redeemed	(174,077)	(3,466,617)
Net increase (decrease) in shares outstanding before conversion	161,566	3,204,485
Shares converted from Class C (See Note 1)	(18,787)	(374,016)
Net increase (decrease)	142,779	$2,830,469

Class I	Shares	Amount
Year ended October 31, 2025:
Shares sold	265,373	$8,726,553
Shares issued to shareholders in reinvestment of distributions	194,234	6,433,037
Shares redeemed	(1,048,454)	(35,131,627)
Net increase (decrease) in shares outstanding before conversion	(588,847)	(19,972,037)
Shares converted into Class I (See Note 1)	6,225	204,163
Net increase (decrease)	(582,622)	$(19,767,874)
Year ended October 31, 2024:
Shares sold	550,818	$17,062,884
Shares issued to shareholders in reinvestment of distributions	225,774	6,468,424
Shares redeemed	(1,789,132)	(54,850,541)
Net increase (decrease) in shares outstanding before conversion	(1,012,540)	(31,319,233)
Shares converted into Class I (See Note 1)	5,140	166,854
Shares converted from Class I (See Note 1)	(367)	(11,655)
Net increase (decrease)	(1,007,767)	$(31,164,034)

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	69	$1,917
Shares issued to shareholders in reinvestment of distributions	297	8,014
Shares redeemed	(6,460)	(185,193)
Net increase (decrease)	(6,094)	$(175,262)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	599	$16,536
Shares issued to shareholders in reinvestment of distributions	1,671	44,945
Shares redeemed	(40,493)	(1,144,326)
Net increase (decrease)	(38,223)	$(1,082,845)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	3,978	$109,290
Shares issued to shareholders in reinvestment of distributions	2,412	64,120
Shares redeemed	(62,779)	(1,770,886)
Net increase (decrease)	(56,389)	$(1,597,476)

19

Notes to Financial Statements (continued)
Class R6	Shares	Amount
Year ended October 31, 2025:
Shares sold	39,713	$1,303,437
Shares issued to shareholders in reinvestment of distributions	363,447	12,019,193
Shares redeemed	(1,608,130)	(53,787,310)
Net increase (decrease)	(1,204,970)	$(40,464,680)
Year ended October 31, 2024:
Shares sold	1,395,265	$44,917,014
Shares issued to shareholders in reinvestment of distributions	336,105	9,612,608
Shares redeemed	(1,254,459)	(38,880,503)
Net increase (decrease)	476,911	$15,649,119

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2025, events and transactions subsequent to October 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
20	NYLI WMC Value Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI WMC Value Fund (the Fund), one of the funds constituting New York Life Investments Funds, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 19, 2025
21

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $35,401,997 as long term capital gain distributions.
For the fiscal year ended October 31, 2025, the Fund designated approximately $13,981,540 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2025 should be multiplied by 94.32% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2025.
22	NYLI WMC Value Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the 1940 Act) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:  January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:  January 9, 2026

By:	/s/ Jack Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:  January 9, 2026